UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09729

Name of Fund:  iShares Trust

Fund Address:   c/o BlackRock Fund Advisors, 400 Howard Street, San Francisco, CA 94105

Name and address of agent for service:  The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: 04/30/2026

Date of reporting period: 04/30/2026

Item 1 – Reports to Stockholders
(a)    The Reports to Shareholders are attached herewith.
iShares International Select Dividend ETF

IDV |Cboe BZX Exchange

Annual Shareholder Report — April 30, 2026

This annual shareholder report contains important information about iShares International Select Dividend ETF (the “Fund”) for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares International Select Dividend ETF	$61	0.50%

How did the Fund perform last year?

  For the reporting period ended April 30, 2026, the Fund returned 44.51%.

  For the same period, the S&P Developed ex US Broad Market Index (Net) returned 32.92% and the Dow Jones EPAC Select Dividend Index (Net) returned 44.00%.

What contributed to performance?

Materials stocks in the United Kingdom contributed the most to the Fund’s return during the reporting period. A global mining company that produces iron ore, copper, aluminum, and other metals, benefited from stronger iron ore production, resilient commodity prices, and optimism around infrastructure and electrification demand. Financial stocks also contributed, as did a leading consumer goods company in the consumer staples sector. In Italy, a favorable energy market backdrop and solid operational performance supported an integrated energy company, while a utility company gained as it continued shifting its focus toward renewable energy and regulated grid assets. Further, an integrated oil and gas company in France benefited as crude oil prices rose due to geopolitical tensions.

What detracted from performance?

There were no significant detractors from the Fund’s performance.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: May 1, 2016 through April 30, 2026

Initial investment of $10,000

Table Summary
	Fund	S&P Developed ex US Broad Market Index (Net)	Dow Jones EPAC Select Dividend Index (Net)
Apr 16	$10,000	$10,000	$10,000
May 16	$9,816	$9,895	$9,813
Jun 16	$9,693	$9,607	$9,691
Jul 16	$10,092	$10,097	$10,088
Aug 16	$10,136	$10,101	$10,120
Sep 16	$10,318	$10,246	$10,306
Oct 16	$10,045	$10,019	$10,034
Nov 16	$9,932	$9,837	$9,922
Dec 16	$10,314	$10,131	$10,307
Jan 17	$10,588	$10,459	$10,591
Feb 17	$10,678	$10,607	$10,690
Mar 17	$10,996	$10,873	$11,023
Apr 17	$11,147	$11,116	$11,163
May 17	$11,652	$11,513	$11,673
Jun 17	$11,627	$11,535	$11,632
Jul 17	$11,920	$11,883	$11,931
Aug 17	$11,855	$11,881	$11,877
Sep 17	$12,117	$12,180	$12,136
Oct 17	$12,020	$12,395	$12,041
Nov 17	$12,081	$12,535	$12,106
Dec 17	$12,334	$12,778	$12,358
Jan 18	$12,850	$13,371	$12,878
Feb 18	$12,225	$12,749	$12,255
Mar 18	$12,087	$12,543	$12,118
Apr 18	$12,524	$12,836	$12,553
May 18	$12,124	$12,609	$12,143
Jun 18	$12,018	$12,417	$12,044
Jul 18	$12,485	$12,656	$12,513
Aug 18	$12,212	$12,471	$12,245
Sep 18	$12,370	$12,550	$12,400
Oct 18	$11,652	$11,469	$11,690
Nov 18	$11,667	$11,486	$11,709
Dec 18	$11,039	$10,883	$11,080
Jan 19	$11,833	$11,688	$11,885
Feb 19	$12,148	$11,958	$12,202
Mar 19	$11,951	$11,990	$11,997
Apr 19	$12,257	$12,302	$12,297
May 19	$11,637	$11,690	$11,653
Jun 19	$12,208	$12,364	$12,226
Jul 19	$11,998	$12,201	$12,014
Aug 19	$11,707	$11,892	$11,729
Sep 19	$12,331	$12,235	$12,359
Oct 19	$12,772	$12,662	$12,810
Nov 19	$12,985	$12,822	$13,025
Dec 19	$13,584	$13,288	$13,637
Jan 20	$13,459	$12,995	$13,509
Feb 20	$12,120	$11,827	$12,170
Mar 20	$9,432	$10,125	$9,476
Apr 20	$10,156	$10,908	$10,200
May 20	$10,370	$11,422	$10,398
Jun 20	$10,689	$11,810	$10,737
Jul 20	$10,838	$12,165	$10,899
Aug 20	$11,256	$12,830	$11,304
Sep 20	$10,733	$12,539	$10,784
Oct 20	$10,427	$12,090	$10,496
Nov 20	$12,215	$13,933	$12,270
Dec 20	$12,846	$14,694	$12,894
Jan 21	$12,868	$14,572	$12,898
Feb 21	$13,398	$14,934	$13,421
Mar 21	$13,844	$15,269	$13,873
Apr 21	$14,276	$15,768	$14,292
May 21	$14,809	$16,285	$14,823
Jun 21	$14,427	$16,109	$14,432
Jul 21	$14,391	$16,172	$14,414
Aug 21	$14,436	$16,453	$14,446
Sep 21	$13,828	$15,952	$13,887
Oct 21	$14,178	$16,348	$14,181
Nov 21	$13,564	$15,537	$13,524
Dec 21	$14,384	$16,292	$14,391
Jan 22	$14,719	$15,421	$14,609
Feb 22	$14,631	$15,212	$14,633
Mar 22	$14,740	$15,363	$14,840
Apr 22	$14,025	$14,320	$14,146
May 22	$14,595	$14,408	$14,579
Jun 22	$12,836	$12,971	$12,754
Jul 22	$13,136	$13,659	$13,038
Aug 22	$12,448	$13,057	$12,481
Sep 22	$10,990	$11,734	$11,018
Oct 22	$11,547	$12,358	$11,510
Nov 22	$13,276	$13,669	$13,029
Dec 22	$13,413	$13,601	$13,347
Jan 23	$14,354	$14,724	$14,252
Feb 23	$13,771	$14,341	$13,792
Mar 23	$13,714	$14,637	$13,668
Apr 23	$14,016	$14,982	$13,936
May 23	$13,069	$14,410	$12,965
Jun 23	$13,474	$15,047	$13,371
Jul 23	$14,030	$15,589	$13,967
Aug 23	$13,487	$14,975	$13,445
Sep 23	$13,268	$14,436	$13,253
Oct 23	$12,929	$13,767	$12,816
Nov 23	$13,980	$15,107	$13,925
Dec 23	$14,856	$15,978	$14,855
Jan 24	$14,610	$15,926	$14,715
Feb 24	$14,550	$16,225	$14,531
Mar 24	$14,979	$16,772	$14,981
Apr 24	$14,857	$16,319	$14,895
May 24	$15,800	$16,892	$15,670
Jun 24	$15,162	$16,650	$15,110
Jul 24	$15,892	$17,207	$15,807
Aug 24	$16,381	$17,684	$16,321
Sep 24	$16,767	$17,895	$16,773
Oct 24	$15,950	$16,958	$15,869
Nov 24	$15,963	$16,973	$15,888
Dec 24	$15,445	$16,497	$15,399
Jan 25	$16,001	$17,272	$16,033
Feb 25	$16,704	$17,495	$16,663
Mar 25	$17,535	$17,412	$17,419
Apr 25	$18,331	$18,242	$18,302
May 25	$19,145	$19,152	$19,069
Jun 25	$19,976	$19,766	$19,854
Jul 25	$20,194	$19,622	$20,205
Aug 25	$21,169	$20,460	$21,109
Sep 25	$21,395	$20,958	$21,316
Oct 25	$21,877	$21,311	$21,828
Nov 25	$22,540	$21,462	$22,490
Dec 25	$23,428	$22,165	$23,428
Jan 26	$24,880	$23,526	$24,931
Feb 26	$26,557	$24,940	$26,558
Mar 26	$25,320	$22,173	$25,024
Apr 26	$26,489	$24,246	$26,356

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
44.51%	13.16%	10.23%
S&P Developed ex US Broad Market Index (Net)...
32.92	8.99	9.26
Dow Jones EPAC Select Dividend Index (Net)...
44.00	13.02	10.18

Key Fund statistics

Table Summary
Net Assets...
$8,460,084,314
Number of Portfolio Holdings...
108
Net Investment Advisory Fees...
$31,018,601
Portfolio Turnover Rate...
37%

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of April 30, 2026)

Sector allocation

Geographic allocation

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Financials...
30.2%
Energy...
15.1
Utilities...
11.8
Communication Services...
10.1
Consumer Discretionary...
9.7
Consumer Staples...
7.2
Industrials...
6.7
Materials...
5.9
Real Estate...
2.4
Information Technology...
0.9
Table Summary
Country/Geographic Region	Percent of Total InvestmentsFootnote Reference(a)
United Kingdom...
17.0%
France...
14.8
Spain...
11.3
Italy...
10.2
Germany...
6.5
Hong Kong...
6.5
Canada...
5.7
Norway...
4.7
Sweden...
4.7
Netherlands...
4.3
OtherFootnote Reference(b)...
14.3
Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares International Select Dividend ETF

Annual Shareholder Report — April 30, 2026

IDV-04/26-AR

iShares Dow Jones U.S. ETF

IYY |NYSE Arca

Annual Shareholder Report — April 30, 2026

This annual shareholder report contains important information about iShares Dow Jones U.S. ETF (the “Fund”) for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Dow Jones U.S. ETF	$23	0.20%

How did the Fund perform last year?

  For the reporting period ended April 30, 2026, the Fund returned 30.62%.

  For the same period, the S&P Total Market Index returned 31.37% and the Dow Jones U.S. Index returned 30.87%.

What contributed to performance?

The information technology sector was the largest driver of the Fund’s return during the reporting period. Semiconductor stocks were driven by robust demand for artificial intelligence (“AI”), cloud computing, and data center infrastructure. Makers of high-performance AI chips were standout performers, as their products have become essential infrastructure for cloud providers and businesses adopting AI at scale. In the technology, hardware, storage, and peripherals subsector, a consumer-focused company benefited from resilient consumer demand and strong services growth, while data storage companies advanced on improving pricing trends and increased demand for enterprise and hyperscale storage solutions driven by AI-related data growth. Interactive media and services companies in the communication sector gained amid resilient digital advertising demand, continued growth in cloud computing, and expanding AI-driven search and platform monetization initiatives. In the industrials sector, machinery companies advanced on continued infrastructure investment, resilient construction and industrial activity, and growing demand tied to power generation and energy-related end markets.

What detracted from performance?

There were no significant detractors from the Fund’s return during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: May 1, 2016 through April 30, 2026

Initial investment of $10,000

Table Summary
	Fund	S&P Total Market Index	Dow Jones U.S. Index
Apr 16	$10,000	$10,000	$10,000
May 16	$10,178	$10,179	$10,180
Jun 16	$10,195	$10,199	$10,198
Jul 16	$10,587	$10,605	$10,594
Aug 16	$10,606	$10,633	$10,613
Sep 16	$10,614	$10,653	$10,624
Oct 16	$10,400	$10,419	$10,410
Nov 16	$10,825	$10,882	$10,838
Dec 16	$11,029	$11,094	$11,044
Jan 17	$11,252	$11,309	$11,270
Feb 17	$11,679	$11,726	$11,700
Mar 17	$11,685	$11,736	$11,707
Apr 17	$11,804	$11,858	$11,827
May 17	$11,943	$11,979	$11,969
Jun 17	$12,032	$12,089	$12,061
Jul 17	$12,262	$12,317	$12,294
Aug 17	$12,292	$12,340	$12,325
Sep 17	$12,562	$12,641	$12,598
Oct 17	$12,842	$12,915	$12,881
Nov 17	$13,231	$13,307	$13,275
Dec 17	$13,371	$13,441	$13,418
Jan 18	$14,099	$14,154	$14,152
Feb 18	$13,573	$13,630	$13,626
Mar 18	$13,278	$13,360	$13,331
Apr 18	$13,316	$13,408	$13,372
May 18	$13,662	$13,786	$13,722
Jun 18	$13,748	$13,877	$13,811
Jul 18	$14,225	$14,342	$14,294
Aug 18	$14,700	$14,840	$14,774
Sep 18	$14,749	$14,864	$14,826
Oct 18	$13,690	$13,763	$13,761
Nov 18	$13,970	$14,038	$14,043
Dec 18	$12,687	$12,729	$12,750
Jan 19	$13,758	$13,825	$13,830
Feb 19	$14,224	$14,311	$14,302
Mar 19	$14,454	$14,517	$14,535
Apr 19	$15,033	$15,095	$15,121
May 19	$14,069	$14,120	$14,150
Jun 19	$15,048	$15,110	$15,140
Jul 19	$15,272	$15,332	$15,367
Aug 19	$14,980	$15,023	$15,076
Sep 19	$15,248	$15,282	$15,347
Oct 19	$15,566	$15,606	$15,671
Nov 19	$16,147	$16,197	$16,259
Dec 19	$16,604	$16,663	$16,722
Jan 20	$16,606	$16,642	$16,727
Feb 20	$15,241	$15,280	$15,354
Mar 20	$13,201	$13,170	$13,301
Apr 20	$14,938	$14,916	$15,054
May 20	$15,722	$15,717	$15,847
Jun 20	$16,067	$16,079	$16,198
Jul 20	$16,986	$16,988	$17,126
Aug 20	$18,220	$18,208	$18,374
Sep 20	$17,547	$17,538	$17,699
Oct 20	$17,134	$17,165	$17,283
Nov 20	$19,150	$19,263	$19,321
Dec 20	$19,950	$20,127	$20,133
Jan 21	$19,798	$20,062	$19,983
Feb 21	$20,388	$20,704	$20,580
Mar 21	$21,150	$21,425	$21,354
Apr 21	$22,285	$22,525	$22,503
May 21	$22,382	$22,627	$22,604
Jun 21	$22,941	$23,201	$23,172
Jul 21	$23,433	$23,600	$23,675
Aug 21	$24,107	$24,275	$24,360
Sep 21	$22,984	$23,173	$23,229
Oct 21	$24,562	$24,730	$24,828
Nov 21	$24,236	$24,365	$24,502
Dec 21	$25,189	$25,291	$25,468
Jan 22	$23,723	$23,772	$23,989
Feb 22	$23,079	$23,175	$23,342
Mar 22	$23,850	$23,926	$24,125
Apr 22	$21,703	$21,768	$21,956
May 22	$21,655	$21,724	$21,911
Jun 22	$19,845	$19,897	$20,083
Jul 22	$21,690	$21,764	$21,953
Aug 22	$20,848	$20,942	$21,104
Sep 22	$18,912	$18,989	$19,147
Oct 22	$20,420	$20,539	$20,677
Nov 22	$21,528	$21,623	$21,803
Dec 22	$20,266	$20,352	$20,527
Jan 23	$21,634	$21,771	$21,917
Feb 23	$21,124	$21,267	$21,402
Mar 23	$21,776	$21,826	$22,066
Apr 23	$22,029	$22,045	$22,325
May 23	$22,133	$22,141	$22,434
Jun 23	$23,632	$23,658	$23,958
Jul 23	$24,449	$24,510	$24,790
Aug 23	$24,008	$24,030	$24,345
Sep 23	$22,872	$22,880	$23,196
Oct 23	$22,299	$22,264	$22,618
Nov 23	$24,392	$24,353	$24,739
Dec 23	$25,605	$25,656	$25,972
Jan 24	$25,951	$25,939	$26,328
Feb 24	$27,362	$27,349	$27,764
Mar 24	$28,245	$28,233	$28,665
Apr 24	$27,024	$26,988	$27,430
May 24	$28,299	$28,269	$28,729
Jun 24	$29,232	$29,147	$29,681
Jul 24	$29,661	$29,683	$30,121
Aug 24	$30,333	$30,319	$30,809
Sep 24	$30,967	$30,943	$31,458
Oct 24	$30,742	$30,722	$31,236
Nov 24	$32,717	$32,769	$33,248
Dec 24	$31,801	$31,781	$32,322
Jan 25	$32,784	$32,755	$33,327
Feb 25	$32,219	$32,136	$32,759
Mar 25	$30,328	$30,233	$30,840
Apr 25	$30,136	$30,026	$30,650
May 25	$32,070	$31,949	$32,623
Jun 25	$33,705	$33,586	$34,292
Jul 25	$34,476	$34,352	$35,083
Aug 25	$35,194	$35,132	$35,817
Sep 25	$36,407	$36,345	$37,058
Oct 25	$37,216	$37,145	$37,888
Nov 25	$37,254	$37,203	$37,932
Dec 25	$37,248	$37,201	$37,933
Jan 26	$37,767	$37,781	$38,469
Feb 26	$37,540	$37,574	$38,242
Mar 26	$35,678	$35,719	$36,350
Apr 26	$39,363	$39,443	$40,112

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
30.62%	12.05%	14.69%
S&P Total Market Index...
31.37	11.86	14.71
Dow Jones U.S. Index...
30.87	12.26	14.90

Key Fund statistics

Table Summary
Net Assets...
$2,858,065,699
Number of Portfolio Holdings...
965
Net Investment Advisory Fees...
$5,233,017
Portfolio Turnover Rate...
3%

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of April 30, 2026)

Sector allocation

Ten largest holdings

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
34.0%
Financials...
12.2
Communication Services...
10.5
Consumer Discretionary...
10.0
Industrials...
9.6
Health Care...
8.6
Consumer Staples...
4.8
Energy...
3.6
Utilities...
2.4
Materials...
2.2
Real Estate...
2.1
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
NVIDIA Corp...
7.3%
Apple, Inc...
6.0
Microsoft Corp...
4.6
Amazon.com, Inc...
3.9
Alphabet, Inc., Class A...
3.4
Broadcom, Inc...
3.0
Alphabet, Inc., Class C, NVS...
2.7
Meta Platforms, Inc., Class A...
2.0
Tesla, Inc...
1.6
Berkshire Hathaway, Inc., Class B...
1.3
Footnote	Description
Footnote(a)	Excludes money market funds.

Material Fund changes

This is a summary of certain changes to the Fund since April 30, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after April 30, 2026 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).

Effective November 24, 2025, the Fund updated its investment policy to indicate that it intends to be “diversified,” as defined in the Investment Company Act of 1940, in approximately the same proportion as its Underlying Index is diversified. Therefore, shareholder approval will not be sought if the Fund crosses from diversified to non-diversified status due solely to a change in the relative market capitalization or index weighting of the constituents of its Underlying Index.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Dow Jones U.S. ETF

Annual Shareholder Report — April 30, 2026

IYY-04/26-AR

iShares ESG MSCI KLD 400 ETF

DSI |NYSE Arca

Annual Shareholder Report — April 30, 2026

This annual shareholder report contains important information about iShares ESG MSCI KLD 400 ETF (the “Fund”) for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG MSCI KLD 400 ETF	$29	0.25%

How did the Fund perform last year?

  For the reporting period ended April 30, 2026, the Fund returned 34.51%.

  For the same period, the MSCI USA Index returned 30.77% and the MSCI KLD 400 Social Index returned 34.85%.

What contributed to performance?

Stock selection in the information technology sector was the largest driver of the Fund’s return during the reporting period. Semiconductor stocks were driven by robust demand for artificial intelligence (“AI”), cloud computing, and data center infrastructure. Makers of high-performance AI chips were standout performers, as cloud providers and businesses adopt AI at scale. In the communication sector, an interactive media and services company benefited from accelerating ad revenue growth, aided by AI-driven search expansion, alongside expanding cloud services. Industrials stocks were supported by resilient infrastructure demand and continued investment in power generation and industrial activity, notably the machinery segment advanced on resilient construction and industrial activity.

What detracted from performance?

During the reporting period, software stocks detracted from the Fund’s return amid growing investor concerns that AI tools could disrupt the revenue streams of traditional software business models.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: May 1, 2016 through April 30, 2026

Initial investment of $10,000

Table Summary
	Fund	MSCI USA Index	MSCI KLD 400 Social Index
Apr 16	$10,000	$10,000	$10,000
May 16	$10,167	$10,183	$10,172
Jun 16	$10,148	$10,209	$10,158
Jul 16	$10,556	$10,597	$10,571
Aug 16	$10,620	$10,613	$10,637
Sep 16	$10,602	$10,624	$10,624
Oct 16	$10,333	$10,423	$10,360
Nov 16	$10,728	$10,799	$10,761
Dec 16	$10,882	$11,001	$10,920
Jan 17	$11,137	$11,229	$11,181
Feb 17	$11,487	$11,670	$11,537
Mar 17	$11,516	$11,687	$11,571
Apr 17	$11,683	$11,813	$11,743
May 17	$11,837	$11,974	$11,905
Jun 17	$11,882	$12,049	$11,954
Jul 17	$12,156	$12,295	$12,236
Aug 17	$12,133	$12,335	$12,217
Sep 17	$12,415	$12,586	$12,508
Oct 17	$12,715	$12,875	$12,815
Nov 17	$13,022	$13,267	$13,132
Dec 17	$13,163	$13,410	$13,280
Jan 18	$13,964	$14,180	$14,095
Feb 18	$13,419	$13,660	$13,549
Mar 18	$13,137	$13,326	$13,268
Apr 18	$13,200	$13,380	$13,336
May 18	$13,548	$13,706	$13,691
Jun 18	$13,631	$13,799	$13,777
Jul 18	$14,089	$14,295	$14,244
Aug 18	$14,432	$14,768	$14,594
Sep 18	$14,473	$14,835	$14,638
Oct 18	$13,360	$13,806	$13,513
Nov 18	$13,811	$14,074	$13,978
Dec 18	$12,662	$12,807	$12,815
Jan 19	$13,697	$13,860	$13,868
Feb 19	$14,169	$14,324	$14,349
Mar 19	$14,427	$14,589	$14,613
Apr 19	$15,009	$15,174	$15,206
May 19	$14,061	$14,214	$14,246
Jun 19	$15,008	$15,213	$15,211
Jul 19	$15,305	$15,448	$15,517
Aug 19	$15,039	$15,179	$15,250
Sep 19	$15,273	$15,449	$15,489
Oct 19	$15,585	$15,785	$15,810
Nov 19	$16,153	$16,379	$16,390
Dec 19	$16,621	$16,859	$16,868
Jan 20	$16,699	$16,892	$16,951
Feb 20	$15,452	$15,515	$15,688
Mar 20	$13,560	$13,547	$13,771
Apr 20	$15,301	$15,329	$15,541
May 20	$16,128	$16,126	$16,385
Jun 20	$16,477	$16,494	$16,742
Jul 20	$17,242	$17,473	$17,523
Aug 20	$18,638	$18,785	$18,946
Sep 20	$17,922	$18,084	$18,221
Oct 20	$17,472	$17,614	$17,768
Nov 20	$19,400	$19,652	$19,733
Dec 20	$20,080	$20,462	$20,430
Jan 21	$19,891	$20,272	$20,242
Feb 21	$20,599	$20,802	$20,964
Mar 21	$21,482	$21,584	$21,869
Apr 21	$22,598	$22,759	$23,011
May 21	$22,775	$22,868	$23,196
Jun 21	$23,373	$23,505	$23,811
Jul 21	$24,008	$24,061	$24,463
Aug 21	$24,728	$24,771	$25,201
Sep 21	$23,547	$23,601	$24,002
Oct 21	$25,735	$25,247	$26,239
Nov 21	$25,359	$24,993	$25,860
Dec 21	$26,365	$25,981	$26,892
Jan 22	$24,678	$24,510	$25,177
Feb 22	$23,858	$23,792	$24,345
Mar 22	$24,628	$24,628	$25,136
Apr 22	$22,382	$22,396	$22,848
May 22	$22,232	$22,347	$22,699
Jun 22	$20,511	$20,497	$20,946
Jul 22	$22,288	$22,409	$22,764
Aug 22	$21,206	$21,531	$21,664
Sep 22	$19,169	$19,534	$19,586
Oct 22	$20,561	$21,085	$21,012
Nov 22	$22,013	$22,232	$22,502
Dec 22	$20,653	$20,925	$21,117
Jan 23	$22,116	$22,301	$22,617
Feb 23	$21,648	$21,769	$22,143
Mar 23	$22,531	$22,542	$23,051
Apr 23	$22,612	$22,828	$23,138
May 23	$22,881	$22,977	$23,419
Jun 23	$24,357	$24,509	$24,935
Jul 23	$25,237	$25,353	$25,842
Aug 23	$24,909	$24,925	$25,512
Sep 23	$23,639	$23,757	$24,216
Oct 23	$22,980	$23,210	$23,542
Nov 23	$25,297	$25,398	$25,896
Dec 23	$26,530	$26,595	$27,162
Jan 24	$27,033	$27,009	$27,684
Feb 24	$28,434	$28,459	$29,124
Mar 24	$29,489	$29,364	$30,211
Apr 24	$28,109	$28,152	$28,804
May 24	$29,404	$29,496	$30,137
Jun 24	$30,420	$30,551	$31,186
Jul 24	$30,644	$30,935	$31,422
Aug 24	$31,117	$31,681	$31,913
Sep 24	$31,972	$32,362	$32,797
Oct 24	$31,679	$32,123	$32,504
Nov 24	$33,571	$34,134	$34,452
Dec 24	$32,495	$33,265	$33,354
Jan 25	$33,020	$34,278	$33,899
Feb 25	$32,159	$33,738	$33,020
Mar 25	$30,235	$31,764	$31,052
Apr 25	$30,134	$31,601	$30,955
May 25	$32,780	$33,641	$33,683
Jun 25	$34,404	$35,372	$35,358
Jul 25	$35,465	$36,181	$36,457
Aug 25	$35,925	$36,892	$36,937
Sep 25	$37,393	$38,246	$38,455
Oct 25	$38,493	$39,154	$39,594
Nov 25	$38,015	$39,166	$39,109
Dec 25	$38,321	$39,170	$39,434
Jan 26	$38,921	$39,676	$40,059
Feb 26	$38,215	$39,327	$39,339
Mar 26	$36,150	$37,400	$37,221
Apr 26	$40,533	$41,325	$41,744

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
34.51%	12.40%	15.02%
MSCI USA Index...
30.77	12.67	15.24
MSCI KLD 400 Social Index...
34.85	12.65	15.36

Key Fund statistics

Table Summary
Net Assets...
$5,094,970,575
Number of Portfolio Holdings...
403
Net Investment Advisory Fees...
$12,146,647
Portfolio Turnover Rate...
3%

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of April 30, 2026)

Sector allocation

Ten largest holdings

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
39.5%
Communication Services...
13.9
Financials...
10.6
Industrials...
9.0
Consumer Discretionary...
7.9
Health Care...
7.1
Consumer Staples...
4.3
Real Estate...
2.7
Materials...
2.5
Energy...
1.6
Utilities...
0.9
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
NVIDIA Corp...
14.5%
Microsoft Corp...
8.6
Alphabet, Inc., Class A...
6.7
Alphabet, Inc., Class C, NVS...
5.5
Tesla, Inc...
3.2
Advanced Micro Devices, Inc...
1.7
Visa, Inc., Class A...
1.7
Intel Corp...
1.3
Mastercard, Inc., Class A...
1.3
Caterpillar, Inc...
1.2
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares ESG MSCI KLD 400 ETF

Annual Shareholder Report — April 30, 2026

DSI-04/26-AR

iShares ESG Optimized MSCI USA ETF

SUSA |NYSE Arca

Annual Shareholder Report — April 30, 2026

This annual shareholder report contains important information about iShares ESG Optimized MSCI USA ETF (the “Fund”) for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG Optimized MSCI USA ETF	$29	0.25%

How did the Fund perform last year?

  For the reporting period ended April 30, 2026, the Fund returned 28.31%.

  For the same period, the MSCI USA Index returned 30.77% and the MSCI USA Extended ESG Select Index (Spliced) returned 28.72%.

What contributed to performance?

Stock selection in the information technology sector was the largest driver of the Fund’s return during the reporting period. Semiconductor stocks were driven by robust demand for artificial intelligence (“AI”), cloud computing, and data center infrastructure. Makers of high-performance AI chips were standout performers, as cloud providers and businesses adopt AI at scale. Technology hardware and equipment stocks also contributed, led by a consumer-focused technology company, which gained amid resilient consumer demand and growing services revenue. In the communication sector, an interactive media and services company benefited from accelerating ad revenue growth, aided by AI-driven search expansion, alongside expanding cloud services. Industrials stocks were supported by resilient infrastructure demand and continued investment in power generation and industrial activity.

What detracted from performance?

During the reporting period, software stocks detracted from the Fund’s return amid growing investor concerns that AI tools could disrupt the revenue streams of traditional software business models.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: May 1, 2016 through April 30, 2026

Initial investment of $10,000

Table Summary
	Fund	MSCI USA Index	MSCI USA Extended ESG Select Index (Spliced)
Apr 16	$10,000	$10,000	$10,000
May 16	$10,223	$10,183	$10,228
Jun 16	$10,219	$10,209	$10,231
Jul 16	$10,626	$10,597	$10,642
Aug 16	$10,752	$10,613	$10,772
Sep 16	$10,757	$10,624	$10,781
Oct 16	$10,442	$10,423	$10,470
Nov 16	$10,762	$10,799	$10,795
Dec 16	$10,931	$11,001	$10,970
Jan 17	$11,121	$11,229	$11,165
Feb 17	$11,633	$11,670	$11,685
Mar 17	$11,716	$11,687	$11,773
Apr 17	$11,892	$11,813	$11,955
May 17	$12,158	$11,974	$12,228
Jun 17	$12,225	$12,049	$12,301
Jul 17	$12,364	$12,295	$12,446
Aug 17	$12,424	$12,335	$12,511
Sep 17	$12,563	$12,586	$12,657
Oct 17	$12,949	$12,875	$13,051
Nov 17	$13,238	$13,267	$13,349
Dec 17	$13,392	$13,410	$13,510
Jan 18	$14,136	$14,180	$14,269
Feb 18	$13,663	$13,660	$13,796
Mar 18	$13,383	$13,326	$13,519
Apr 18	$13,410	$13,380	$13,549
May 18	$13,553	$13,706	$13,695
Jun 18	$13,694	$13,799	$13,840
Jul 18	$14,131	$14,295	$14,287
Aug 18	$14,468	$14,768	$14,631
Sep 18	$14,585	$14,835	$14,752
Oct 18	$13,519	$13,806	$13,675
Nov 18	$13,933	$14,074	$14,097
Dec 18	$12,648	$12,807	$12,797
Jan 19	$13,645	$13,860	$13,811
Feb 19	$14,236	$14,324	$14,413
Mar 19	$14,555	$14,589	$14,738
Apr 19	$15,029	$15,174	$15,222
May 19	$13,973	$14,214	$14,154
Jun 19	$15,055	$15,213	$15,255
Jul 19	$15,317	$15,448	$15,524
Aug 19	$14,961	$15,179	$15,168
Sep 19	$15,341	$15,449	$15,557
Oct 19	$15,623	$15,785	$15,845
Nov 19	$16,206	$16,379	$16,441
Dec 19	$16,718	$16,859	$16,964
Jan 20	$16,745	$16,892	$16,995
Feb 20	$15,482	$15,515	$15,716
Mar 20	$13,744	$13,547	$13,955
Apr 20	$15,444	$15,329	$15,683
May 20	$16,335	$16,126	$16,592
Jun 20	$16,803	$16,494	$17,071
Jul 20	$17,813	$17,473	$18,101
Aug 20	$19,236	$18,785	$19,552
Sep 20	$18,542	$18,084	$18,851
Oct 20	$18,208	$17,614	$18,516
Nov 20	$20,119	$19,652	$20,464
Dec 20	$20,837	$20,462	$21,198
Jan 21	$20,745	$20,272	$21,109
Feb 21	$21,264	$20,802	$21,641
Mar 21	$22,252	$21,584	$22,650
Apr 21	$23,365	$22,759	$23,789
May 21	$23,601	$22,868	$24,036
Jun 21	$24,278	$23,505	$24,730
Jul 21	$24,969	$24,061	$25,439
Aug 21	$25,788	$24,771	$26,280
Sep 21	$24,458	$23,601	$24,930
Oct 21	$26,340	$25,247	$26,855
Nov 21	$25,978	$24,993	$26,490
Dec 21	$27,152	$25,981	$27,693
Jan 22	$25,244	$24,510	$25,752
Feb 22	$24,141	$23,792	$24,630
Mar 22	$24,814	$24,628	$25,321
Apr 22	$22,717	$22,396	$23,186
May 22	$22,686	$22,347	$23,160
Jun 22	$20,750	$20,497	$21,188
Jul 22	$22,734	$22,409	$23,218
Aug 22	$21,761	$21,531	$22,228
Sep 22	$19,612	$19,534	$20,036
Oct 22	$21,330	$21,085	$21,797
Nov 22	$22,692	$22,232	$23,195
Dec 22	$21,366	$20,925	$21,843
Jan 23	$22,738	$22,301	$23,251
Feb 23	$22,206	$21,769	$22,711
Mar 23	$22,880	$22,542	$23,405
Apr 23	$23,013	$22,828	$23,545
May 23	$22,920	$22,977	$23,454
Jun 23	$24,471	$24,509	$25,048
Jul 23	$25,349	$25,353	$25,952
Aug 23	$24,933	$24,925	$25,531
Sep 23	$23,593	$23,757	$24,163
Oct 23	$22,770	$23,210	$23,326
Nov 23	$25,141	$25,398	$25,742
Dec 23	$26,466	$26,595	$27,104
Jan 24	$26,663	$27,009	$27,311
Feb 24	$27,925	$28,459	$28,610
Mar 24	$28,859	$29,364	$29,573
Apr 24	$27,594	$28,152	$28,282
May 24	$28,827	$29,496	$29,553
Jun 24	$29,725	$30,551	$30,480
Jul 24	$30,399	$30,935	$31,179
Aug 24	$31,315	$31,681	$32,126
Sep 24	$31,967	$32,362	$32,802
Oct 24	$31,387	$32,123	$32,213
Nov 24	$33,379	$34,134	$34,266
Dec 24	$32,397	$33,265	$33,264
Jan 25	$33,177	$34,278	$34,072
Feb 25	$32,573	$33,738	$33,458
Mar 25	$30,666	$31,764	$31,505
Apr 25	$30,686	$31,601	$31,533
May 25	$32,623	$33,641	$33,531
Jun 25	$33,959	$35,372	$34,911
Jul 25	$34,405	$36,181	$35,376
Aug 25	$35,249	$36,892	$36,252
Sep 25	$36,427	$38,246	$37,472
Oct 25	$37,429	$39,154	$38,524
Nov 25	$37,511	$39,166	$38,633
Dec 25	$37,490	$39,170	$38,620
Jan 26	$37,983	$39,676	$39,136
Feb 26	$37,666	$39,327	$38,816
Mar 26	$35,642	$37,400	$36,738
Apr 26	$39,372	$41,325	$40,590

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
28.31%	11.00%	14.69%
MSCI USA Index...
30.77	12.67	15.24
MSCI USA Extended ESG Select Index (Spliced)...
28.72	11.28	15.04

Key Fund statistics

Table Summary
Net Assets...
$3,824,761,465
Number of Portfolio Holdings...
172
Net Investment Advisory Fees...
$9,037,119
Portfolio Turnover Rate...
25%

The MSCI USA Extended ESG Select Index (Spliced) reflects the performance of the MSCI USA ESG Select Index through May 31, 2018, and the MSCI USA Extended ESG Select Index thereafter, which reflect the times when each index was the Underlying Index of the Fund.

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of April 30, 2026)

Sector allocation

Ten largest holdings

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
38.3%
Financials...
11.9
Industrials...
11.3
Health Care...
9.0
Communication Services...
8.5
Consumer Discretionary...
5.9
Consumer Staples...
4.2
Energy...
3.8
Real Estate...
3.1
Materials...
2.7
Utilities...
1.3
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
NVIDIA Corp...
7.9%
Apple, Inc...
5.4
Microsoft Corp...
4.4
Alphabet, Inc., Class C, NVS...
3.8
Broadcom, Inc...
3.1
Alphabet, Inc., Class A...
3.0
Tesla, Inc...
1.6
Hartford Insurance Group, Inc. (The)...
1.5
Applied Materials, Inc...
1.5
Morgan Stanley...
1.4
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares ESG Optimized MSCI USA ETF

Annual Shareholder Report — April 30, 2026

SUSA-04/26-AR

iShares U.S. Basic Materials ETF

IYM |NYSE Arca

Annual Shareholder Report — April 30, 2026

This annual shareholder report contains important information about iShares U.S. Basic Materials ETF (the “Fund”) for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Basic Materials ETF	$45	0.37%

How did the Fund perform last year?

  For the reporting period ended April 30, 2026, the Fund returned 40.87%.

  For the same period, the Russell 3000 Index returned 31.01% and the Russell 1000 Basic Materials RIC 22.5/45 Capped Index (Spliced) returned 41.44%.

What contributed to performance?

The materials sector was the largest contributor to the Fund’s performance during the reporting period, most notably in the metals and mining segment. Gold prices surged as investors and central banks sought safe-haven assets amid geopolitical uncertainty and fiscal concerns; increased tariffs on imports boosted sales for steel producers; and copper miners benefited from the boom in artificial intelligence, as data centers and power grids require high volumes of copper. Heightened demand for lithium due to its use in energy storage and electric vehicle battery production supported specialty chemicals firms. In the industrials sector, capital goods companies were supported by increased geopolitical tensions, rising defense budgets, and increased infrastructure spending, which drove stronger demand for aerospace and defense equipment, industrial machinery, and electrical systems tied to manufacturing expansion and data center buildouts.

What detracted from performance?

There were no significant detractors from the Fund’s return during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: May 1, 2016 through April 30, 2026

Initial investment of $10,000

Table Summary
	Fund	Russell 3000 Index	Russell 1000 Basic Materials RIC 22.5/45 Capped Index (Spliced)
Apr 16	$10,000	$10,000	$10,000
May 16	$9,888	$10,179	$9,892
Jun 16	$9,812	$10,200	$9,820
Jul 16	$10,368	$10,605	$10,382
Aug 16	$10,350	$10,632	$10,368
Sep 16	$10,254	$10,648	$10,275
Oct 16	$10,060	$10,418	$10,085
Nov 16	$10,891	$10,884	$10,922
Dec 16	$10,844	$11,097	$10,879
Jan 17	$11,324	$11,305	$11,366
Feb 17	$11,538	$11,726	$11,583
Mar 17	$11,651	$11,734	$11,701
Apr 17	$11,688	$11,858	$11,742
May 17	$11,563	$11,980	$11,621
Jun 17	$11,749	$12,088	$11,812
Jul 17	$12,030	$12,316	$12,100
Aug 17	$12,168	$12,339	$12,243
Sep 17	$12,660	$12,640	$12,722
Oct 17	$13,126	$12,916	$13,196
Nov 17	$13,225	$13,308	$13,301
Dec 17	$13,528	$13,441	$13,609
Jan 18	$14,058	$14,150	$14,150
Feb 18	$13,338	$13,628	$13,428
Mar 18	$12,765	$13,355	$12,857
Apr 18	$12,944	$13,406	$13,041
May 18	$13,248	$13,784	$13,352
Jun 18	$13,210	$13,874	$13,317
Jul 18	$13,655	$14,335	$13,771
Aug 18	$13,536	$14,838	$13,654
Sep 18	$13,186	$14,862	$13,305
Oct 18	$11,870	$13,768	$11,981
Nov 18	$12,149	$14,044	$12,266
Dec 18	$11,297	$12,737	$11,408
Jan 19	$11,965	$13,830	$12,089
Feb 19	$12,374	$14,316	$12,506
Mar 19	$12,346	$14,526	$12,482
Apr 19	$12,699	$15,106	$12,845
May 19	$11,459	$14,128	$11,594
Jun 19	$12,902	$15,120	$13,061
Jul 19	$12,732	$15,345	$12,893
Aug 19	$12,168	$15,032	$12,326
Sep 19	$12,598	$15,296	$12,766
Oct 19	$12,592	$15,625	$12,765
Nov 19	$13,029	$16,219	$13,207
Dec 19	$13,471	$16,688	$13,663
Jan 20	$12,465	$16,669	$12,645
Feb 20	$11,397	$15,305	$11,567
Mar 20	$9,562	$13,200	$9,709
Apr 20	$11,227	$14,948	$11,405
May 20	$12,092	$15,748	$12,283
Jun 20	$12,383	$16,108	$12,583
Jul 20	$13,306	$17,022	$13,526
Aug 20	$13,883	$18,255	$14,112
Sep 20	$13,751	$17,591	$13,984
Oct 20	$13,542	$17,211	$13,776
Nov 20	$15,392	$19,305	$15,670
Dec 20	$15,873	$20,173	$16,166
Jan 21	$15,552	$20,084	$15,843
Feb 21	$16,216	$20,711	$16,514
Mar 21	$17,627	$21,454	$17,959
Apr 21	$18,391	$22,560	$18,743
May 21	$19,507	$22,663	$19,890
Jun 21	$18,374	$23,222	$18,739
Jul 21	$18,736	$23,614	$19,114
Aug 21	$18,753	$24,288	$19,137
Sep 21	$17,608	$23,198	$17,976
Oct 21	$18,898	$24,767	$19,299
Nov 21	$18,503	$24,390	$18,900
Dec 21	$19,924	$25,350	$20,359
Jan 22	$18,632	$23,859	$19,046
Feb 22	$19,451	$23,258	$19,891
Mar 22	$21,291	$24,012	$21,771
Apr 22	$20,070	$21,857	$20,539
May 22	$20,202	$21,828	$20,681
Jun 22	$16,891	$20,002	$17,295
Jul 22	$17,846	$21,878	$18,278
Aug 22	$17,282	$21,062	$17,709
Sep 22	$15,604	$19,109	$15,992
Oct 22	$17,109	$20,676	$17,542
Nov 22	$19,101	$21,755	$19,590
Dec 22	$18,117	$20,481	$18,587
Jan 23	$20,174	$21,892	$20,707
Feb 23	$19,623	$21,380	$20,147
Mar 23	$19,318	$21,952	$19,841
Apr 23	$19,052	$22,186	$19,572
May 23	$17,591	$22,272	$18,077
Jun 23	$19,462	$23,793	$20,007
Jul 23	$20,272	$24,646	$20,848
Aug 23	$19,561	$24,170	$20,123
Sep 23	$18,575	$23,019	$19,115
Oct 23	$17,992	$22,408	$18,521
Nov 23	$19,393	$24,498	$19,971
Dec 23	$20,423	$25,797	$21,038
Jan 24	$19,705	$26,083	$20,306
Feb 24	$20,492	$27,495	$21,122
Mar 24	$21,922	$28,382	$22,603
Apr 24	$20,930	$27,133	$21,587
May 24	$21,668	$28,415	$22,355
Jun 24	$20,867	$29,295	$21,535
Jul 24	$21,514	$29,839	$22,210
Aug 24	$21,792	$30,489	$22,504
Sep 24	$22,443	$31,120	$23,184
Oct 24	$21,757	$30,891	$22,483
Nov 24	$22,091	$32,946	$22,835
Dec 24	$19,498	$31,939	$20,160
Jan 25	$20,679	$32,947	$21,389
Feb 25	$20,782	$32,316	$21,502
Mar 25	$20,313	$30,431	$21,023
Apr 25	$19,710	$30,227	$20,405
May 25	$20,289	$32,143	$21,009
Jun 25	$21,165	$33,776	$21,929
Jul 25	$21,261	$34,520	$22,035
Aug 25	$22,549	$35,318	$23,378
Sep 25	$22,508	$36,537	$23,344
Oct 25	$21,631	$37,320	$22,442
Nov 25	$22,706	$37,423	$23,564
Dec 25	$23,477	$37,415	$24,375
Jan 26	$25,971	$37,996	$26,972
Feb 26	$28,799	$37,815	$29,919
Mar 26	$26,926	$35,935	$27,980
Apr 26	$27,766	$39,601	$28,862

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
40.87%	8.59%	10.75%
Russell 3000 Index...
31.01	11.91	14.75
Russell 1000 Basic Materials RIC 22.5/45 Capped Index (Spliced)...
41.44	9.02	11.18

Key Fund statistics

Table Summary
Net Assets...
$1,533,414,832
Number of Portfolio Holdings...
41
Net Investment Advisory Fees...
$2,922,477
Portfolio Turnover Rate...
18%

The Russell 1000 Basic Materials RIC 22.5/45 Capped Index (Spliced) reflects the performance of the Dow Jones U.S. Basic Materials Index through September 19, 2021, and the Russell 1000 Basic Materials RIC 22.5/45 Capped Index thereafter, which reflect the times when each index was the Underlying Index of the Fund.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of April 30, 2026)

Industry allocation

Ten largest holdings

Table Summary
Industry	Percent of Total InvestmentsFootnote Reference(a)
Chemicals...
46.7%
Metals & Mining...
38.6
Machinery...
4.5
Trading Companies & Distributors...
3.9
Containers & Packaging...
3.2
Aerospace & Defense...
3.1
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
Linde PLC...
19.9%
Newmont Corp...
10.5
Freeport-McMoRan, Inc...
7.3
Ecolab, Inc...
5.8
Air Products and Chemicals, Inc...
4.8
Nucor Corp...
4.4
Fastenal Co...
3.9
Anglogold Ashanti PLC...
3.6
Steel Dynamics, Inc...
3.4
Albemarle Corp...
2.6
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by FTSE Russell or S&P Dow Jones Indices LLC and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares U.S. Basic Materials ETF

Annual Shareholder Report — April 30, 2026

IYM-04/26-AR

iShares U.S. Consumer Discretionary ETF

IYC |NYSE Arca

Annual Shareholder Report — April 30, 2026

This annual shareholder report contains important information about iShares U.S. Consumer Discretionary ETF (the “Fund”) for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Consumer Discretionary ETF	$40	0.37%

How did the Fund perform last year?

  For the reporting period ended April 30, 2026, the Fund returned 15.33%.

  For the same period, the Russell 3000 Index returned 31.01% and the Russell 1000 Consumer Discretionary 40 Act 15/22.5 Daily Capped Index (Spliced) returned 15.71%.

What contributed to performance?

Consumer discretionary stocks contributed to the Fund's return during the reporting period. In the broadline retail segment, an e-commerce and cloud services provider advanced on resilient consumer spending trends and continued growth in cloud computing and artificial intelligence (“AI”)-related infrastructure demand. Among automobile manufacturers, an electric vehicle manufacturer was supported by a pivot to autonomous software alongside continued investment in next-generation vehicle platforms, energy storage, and robotics initiatives. Resilient consumer spending and continued growth in e-commerce and advertising-related businesses supported performance in the consumer staples merchandise retail segment, reflecting sustained demand for essential goods across both in-store and digital channels.

What detracted from performance?

During the reporting period, there were no meaningful detractors from the Fund’s return.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: May 1, 2016 through April 30, 2026

Initial investment of $10,000

Table Summary
	Fund	Russell 3000 Index	Russell 1000 Consumer Discretionary 40 Act 15/22.5 Daily Capped Index (Spliced)
Apr 16	$10,000	$10,000	$10,000
May 16	$10,035	$10,179	$10,041
Jun 16	$9,975	$10,200	$9,983
Jul 16	$10,367	$10,605	$10,374
Aug 16	$10,235	$10,632	$10,246
Sep 16	$10,242	$10,648	$10,256
Oct 16	$10,012	$10,418	$10,029
Nov 16	$10,514	$10,884	$10,537
Dec 16	$10,550	$11,097	$10,579
Jan 17	$10,878	$11,305	$10,914
Feb 17	$11,128	$11,726	$11,168
Mar 17	$11,268	$11,734	$11,314
Apr 17	$11,571	$11,858	$11,623
May 17	$11,729	$11,980	$11,782
Jun 17	$11,523	$12,088	$11,578
Jul 17	$11,721	$12,316	$11,782
Aug 17	$11,477	$12,339	$11,539
Sep 17	$11,560	$12,640	$11,625
Oct 17	$11,632	$12,916	$11,701
Nov 17	$12,340	$13,308	$12,415
Dec 17	$12,648	$13,441	$12,733
Jan 18	$13,781	$14,150	$13,880
Feb 18	$13,209	$13,628	$13,295
Mar 18	$12,888	$13,355	$12,978
Apr 18	$13,116	$13,406	$13,212
May 18	$13,271	$13,784	$13,375
Jun 18	$13,729	$13,874	$13,843
Jul 18	$14,067	$14,335	$14,192
Aug 18	$14,890	$14,838	$15,021
Sep 18	$15,035	$14,862	$15,182
Oct 18	$13,829	$13,768	$13,935
Nov 18	$14,174	$14,044	$14,296
Dec 18	$12,875	$12,737	$12,996
Jan 19	$14,021	$13,830	$14,161
Feb 19	$14,236	$14,316	$14,378
Mar 19	$14,579	$14,526	$14,736
Apr 19	$15,488	$15,106	$15,691
May 19	$14,557	$14,128	$14,747
Jun 19	$15,562	$15,120	$15,780
Jul 19	$15,710	$15,345	$15,936
Aug 19	$15,614	$15,032	$15,844
Sep 19	$15,578	$15,296	$15,812
Oct 19	$15,748	$15,625	$15,991
Nov 19	$16,156	$16,219	$16,410
Dec 19	$16,410	$16,688	$16,674
Jan 20	$16,275	$16,669	$16,543
Feb 20	$14,970	$15,305	$15,221
Mar 20	$12,762	$13,200	$12,986
Apr 20	$14,746	$14,948	$15,009
May 20	$15,696	$15,748	$15,980
Jun 20	$15,799	$16,108	$16,090
Jul 20	$16,891	$17,022	$17,209
Aug 20	$18,384	$18,255	$18,736
Sep 20	$18,041	$17,591	$18,394
Oct 20	$17,538	$17,211	$17,886
Nov 20	$19,780	$19,305	$20,181
Dec 20	$20,426	$20,173	$20,848
Jan 21	$19,995	$20,084	$20,413
Feb 21	$20,942	$20,711	$21,388
Mar 21	$21,692	$21,454	$22,163
Apr 21	$22,632	$22,560	$23,131
May 21	$22,237	$22,663	$22,733
Jun 21	$22,537	$23,222	$23,047
Jul 21	$22,677	$23,614	$23,198
Aug 21	$23,153	$24,288	$23,694
Sep 21	$22,494	$23,198	$23,027
Oct 21	$24,399	$24,767	$24,986
Nov 21	$24,099	$24,390	$24,687
Dec 21	$24,435	$25,350	$25,038
Jan 22	$22,086	$23,859	$22,638
Feb 22	$21,423	$23,258	$21,965
Mar 22	$21,847	$24,012	$22,404
Apr 22	$19,427	$21,857	$19,928
May 22	$18,523	$21,828	$19,006
Jun 22	$16,558	$20,002	$16,994
Jul 22	$19,105	$21,878	$19,613
Aug 22	$18,561	$21,062	$19,061
Sep 22	$16,998	$19,109	$17,461
Oct 22	$17,906	$20,676	$18,401
Nov 22	$18,485	$21,755	$19,002
Dec 22	$16,670	$20,481	$17,139
Jan 23	$19,040	$21,892	$19,582
Feb 23	$18,525	$21,380	$19,056
Mar 23	$18,975	$21,952	$19,523
Apr 23	$18,892	$22,186	$19,442
May 23	$18,936	$22,272	$19,492
Jun 23	$20,887	$23,793	$21,508
Jul 23	$21,454	$24,646	$22,096
Aug 23	$20,844	$24,170	$21,473
Sep 23	$19,718	$23,019	$20,318
Oct 23	$19,022	$22,408	$19,607
Nov 23	$20,992	$24,498	$21,645
Dec 23	$22,355	$25,797	$23,057
Jan 24	$22,066	$26,083	$22,767
Feb 24	$23,881	$27,495	$24,648
Mar 24	$24,228	$28,382	$25,012
Apr 24	$22,939	$27,133	$23,688
May 24	$23,424	$28,415	$24,197
Jun 24	$24,030	$29,295	$24,830
Jul 24	$24,308	$29,839	$25,125
Aug 24	$24,766	$30,489	$25,606
Sep 24	$26,073	$31,120	$26,965
Oct 24	$25,829	$30,891	$26,721
Nov 24	$28,919	$32,946	$29,924
Dec 24	$28,523	$31,939	$29,512
Jan 25	$29,819	$32,947	$30,862
Feb 25	$28,594	$32,316	$29,604
Mar 25	$26,252	$30,431	$27,186
Apr 25	$26,622	$30,227	$27,579
May 25	$28,725	$32,143	$29,767
Jun 25	$29,628	$33,776	$30,713
Jul 25	$29,724	$34,520	$30,821
Aug 25	$30,761	$35,318	$31,899
Sep 25	$31,206	$36,537	$32,369
Oct 25	$30,722	$37,320	$31,877
Nov 25	$30,595	$37,423	$31,753
Dec 25	$30,737	$37,415	$31,911
Jan 26	$30,963	$37,996	$32,155
Feb 26	$30,777	$37,815	$31,969
Mar 26	$28,943	$35,935	$30,074
Apr 26	$30,702	$39,601	$31,911

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
15.33%	6.29%	11.87%
Russell 3000 Index...
31.01	11.91	14.75
Russell 1000 Consumer Discretionary 40 Act 15/22.5 Daily Capped Index (Spliced)...
15.71	6.65	12.30

Key Fund statistics

Table Summary
Net Assets...
$1,198,084,432
Number of Portfolio Holdings...
170
Net Investment Advisory Fees...
$5,663,380
Portfolio Turnover Rate...
21%

The Russell 1000 Consumer Discretionary 40 Act 15/22.5 Daily Capped Index (Spliced) reflects the performance of the Dow Jones U.S. Consumer Services Index through June 23, 2019, the Dow Jones U.S. Consumer Services Capped Index from June 24, 2019 through September 19, 2021, and the Russell 1000 Consumer Discretionary 40 Act 15/22.5 Daily Capped Index thereafter, which reflect the times when each index was the Underlying Index of the Fund.

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of April 30, 2026)

Industry allocation

Ten largest holdings

Table Summary
Industry	Percent of Total InvestmentsFootnote Reference(a)
Consumer Discretionary Distribution & Retail...
33.6%
Consumer Services...
19.1
Media & Entertainment...
14.0
Automobiles & Components...
10.7
Consumer Staples Distribution & Retail...
10.7
Consumer Durables & Apparel...
5.9
Transportation...
4.4
Commercial & Professional Services...
1.1
Household & Personal Products...
0.4
Capital Goods...
0.1
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
Amazon.com, Inc...
15.0%
Tesla, Inc...
7.8
Walmart, Inc...
4.6
Costco Wholesale Corp...
4.3
Netflix, Inc...
4.2
Home Depot, Inc. (The)...
3.9
McDonald's Corp...
3.4
Walt Disney Co. (The)...
3.0
TJX Companies, Inc. (The)...
2.9
Uber Technologies, Inc...
2.5
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by FTSE Russell or S&P Dow Jones Indices LLC and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares U.S. Consumer Discretionary ETF

Annual Shareholder Report — April 30, 2026

IYC-04/26-AR

iShares U.S. Consumer Staples ETF

IYK |NYSE Arca

Annual Shareholder Report — April 30, 2026

This annual shareholder report contains important information about iShares U.S. Consumer Staples ETF (the “Fund”) for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Consumer Staples ETF	$38	0.37%

How did the Fund perform last year?

  For the reporting period ended April 30, 2026, the Fund returned 3.83%.

  For the same period, the Russell 3000 Index returned 31.01% and the Russell 1000 Consumer Staples RIC 22.5/45 Capped Index (Spliced) returned 4.20%.

What contributed to performance?

The healthcare sector contributed the most to the Fund’s return during the reporting period. A healthcare services company benefited from a corporate turnaround plan that included cost containment and exiting unprofitable markets. The consumer staples sector also contributed. Major soft drink and non-alcoholic beverages companies in the beverages segment were supported by resilient global demand, pricing actions, and continued shareholder return initiatives. Additionally, the tobacco segment advanced on resilient nicotine product demand, strong pricing power, and continued shareholder return initiatives.

What detracted from performance?

Moderating consumer demand trends, persistent input cost pressures, and slower volume growth weighed on household and personal products companies, which detracted from the Fund’s return during the reporting period. Among packaged foods and meats companies, slowing volume trends, ongoing input cost pressures, and softer demand in packaged food categories weighed on results.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: May 1, 2016 through April 30, 2026

Initial investment of $10,000

Table Summary
	Fund	Russell 3000 Index	Russell 1000 Consumer Staples RIC 22.5/45 Capped Index (Spliced)
Apr 16	$10,000	$10,000	$10,000
May 16	$10,042	$10,179	$10,045
Jun 16	$10,354	$10,200	$10,362
Jul 16	$10,500	$10,605	$10,510
Aug 16	$10,468	$10,632	$10,481
Sep 16	$10,290	$10,648	$10,305
Oct 16	$10,121	$10,418	$10,139
Nov 16	$9,826	$10,884	$9,846
Dec 16	$10,088	$11,097	$10,114
Jan 17	$10,374	$11,305	$10,403
Feb 17	$10,815	$11,726	$10,850
Mar 17	$10,874	$11,734	$10,914
Apr 17	$10,904	$11,858	$10,947
May 17	$11,210	$11,980	$11,260
Jun 17	$11,194	$12,088	$11,247
Jul 17	$11,208	$12,316	$11,264
Aug 17	$11,125	$12,339	$11,185
Sep 17	$11,154	$12,640	$11,217
Oct 17	$11,148	$12,916	$11,215
Nov 17	$11,530	$13,308	$11,604
Dec 17	$11,755	$13,441	$11,836
Jan 18	$11,974	$14,150	$12,061
Feb 18	$11,217	$13,628	$11,301
Mar 18	$11,079	$13,355	$11,165
Apr 18	$10,642	$13,406	$10,726
May 18	$10,676	$13,784	$10,764
Jun 18	$11,113	$13,874	$11,210
Jul 18	$11,290	$14,335	$11,394
Aug 18	$11,175	$14,838	$11,282
Sep 18	$11,246	$14,862	$11,357
Oct 18	$11,034	$13,768	$11,146
Nov 18	$11,159	$14,044	$11,276
Dec 18	$10,142	$12,737	$10,250
Jan 19	$10,880	$13,830	$11,001
Feb 19	$11,106	$14,316	$11,235
Mar 19	$11,429	$14,526	$11,566
Apr 19	$11,807	$15,106	$11,954
May 19	$11,021	$14,128	$11,160
Jun 19	$11,708	$15,120	$11,860
Jul 19	$11,970	$15,345	$12,130
Aug 19	$11,873	$15,032	$12,036
Sep 19	$12,252	$15,296	$12,423
Oct 19	$12,306	$15,625	$12,481
Nov 19	$12,513	$16,219	$12,696
Dec 19	$12,995	$16,688	$13,191
Jan 20	$13,111	$16,669	$13,313
Feb 20	$12,032	$15,305	$12,220
Mar 20	$10,617	$13,200	$10,787
Apr 20	$11,706	$14,948	$11,899
May 20	$12,236	$15,748	$12,441
Jun 20	$12,568	$16,108	$12,785
Jul 20	$13,649	$17,022	$13,891
Aug 20	$15,156	$18,255	$15,431
Sep 20	$14,782	$17,591	$15,057
Oct 20	$14,314	$17,211	$14,584
Nov 20	$16,143	$19,305	$16,455
Dec 20	$17,227	$20,173	$17,566
Jan 21	$17,108	$20,084	$17,451
Feb 21	$16,719	$20,711	$17,057
Mar 21	$17,615	$21,454	$17,979
Apr 21	$18,129	$22,560	$18,508
May 21	$18,084	$22,663	$18,467
Jun 21	$18,357	$23,222	$18,754
Jul 21	$18,608	$23,614	$19,017
Aug 21	$18,631	$24,288	$19,046
Sep 21	$18,011	$23,198	$18,420
Oct 21	$18,525	$24,767	$18,948
Nov 21	$18,133	$24,390	$18,554
Dec 21	$20,205	$25,350	$20,684
Jan 22	$20,353	$23,859	$20,846
Feb 22	$20,135	$23,258	$20,631
Mar 22	$20,281	$24,012	$20,781
Apr 22	$20,909	$21,857	$21,437
May 22	$20,541	$21,828	$21,067
Jun 22	$19,831	$20,002	$20,344
Jul 22	$20,224	$21,878	$20,753
Aug 22	$20,030	$21,062	$20,562
Sep 22	$18,419	$19,109	$18,914
Oct 22	$20,218	$20,676	$20,771
Nov 22	$21,350	$21,755	$21,941
Dec 22	$20,920	$20,481	$21,506
Jan 23	$20,448	$21,892	$21,027
Feb 23	$19,946	$21,380	$20,517
Mar 23	$20,657	$21,952	$21,256
Apr 23	$21,462	$22,186	$22,091
May 23	$20,202	$22,272	$20,802
Jun 23	$20,875	$23,793	$21,502
Jul 23	$21,291	$24,646	$21,938
Aug 23	$20,469	$24,170	$21,098
Sep 23	$19,628	$23,019	$20,239
Oct 23	$19,307	$22,408	$19,914
Nov 23	$20,036	$24,498	$20,673
Dec 23	$20,341	$25,797	$20,994
Jan 24	$20,523	$26,083	$21,189
Feb 24	$20,741	$27,495	$21,421
Mar 24	$21,617	$28,382	$22,333
Apr 24	$21,375	$27,133	$22,091
May 24	$21,377	$28,415	$22,100
Jun 24	$21,135	$29,295	$21,855
Jul 24	$21,843	$29,839	$22,595
Aug 24	$22,764	$30,489	$23,555
Sep 24	$22,856	$31,120	$23,657
Oct 24	$22,124	$30,891	$22,908
Nov 24	$22,965	$32,946	$23,786
Dec 24	$21,420	$31,939	$22,191
Jan 25	$21,657	$32,947	$22,444
Feb 25	$23,094	$32,316	$23,940
Mar 25	$23,465	$30,431	$24,334
Apr 25	$23,291	$30,227	$24,161
May 25	$23,512	$32,143	$24,398
Jun 25	$23,253	$33,776	$24,134
Jul 25	$22,578	$34,520	$23,441
Aug 25	$23,177	$35,318	$24,069
Sep 25	$22,702	$36,537	$23,585
Oct 25	$22,161	$37,320	$23,030
Nov 25	$23,045	$37,423	$23,956
Dec 25	$22,439	$37,415	$23,333
Jan 26	$23,954	$37,996	$24,915
Feb 26	$26,031	$37,815	$27,082
Mar 26	$23,594	$35,935	$24,555
Apr 26	$24,183	$39,601	$25,176

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
3.83%	5.93%	9.23%
Russell 3000 Index...
31.01	11.91	14.75
Russell 1000 Consumer Staples RIC 22.5/45 Capped Index (Spliced)...
4.20	6.35	9.67

Key Fund statistics

Table Summary
Net Assets...
$1,382,071,658
Number of Portfolio Holdings...
57
Net Investment Advisory Fees...
$4,944,746
Portfolio Turnover Rate...
8%

The Russell 1000 Consumer Staples RIC 22.5/45 Capped Index (Spliced) reflects the performance of the Dow Jones U.S. Consumer Goods Index through September 19, 2021, and the Russell 1000 Consumer Staples RIC 22.5/45 Capped Index thereafter, which reflect the times when each index was the Underlying Index of the Fund.

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of April 30, 2026)

Industry allocation

Ten largest holdings

Table Summary
Industry	Percent of Total InvestmentsFootnote Reference(a)
Food, Beverage & Tobacco...
57.2%
Household & Personal Products...
21.7
Health Care Equipment & Services...
10.9
Consumer Staples Distribution & Retail...
7.5
Materials...
2.7
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
Procter & Gamble Co. (The)...
13.6%
Coca-Cola Co. (The)...
12.2
Philip Morris International, Inc...
10.3
PepsiCo, Inc...
8.8
Altria Group, Inc...
4.9
CVS Health Corp...
4.3
McKesson Corp...
4.0
Mondelez International, Inc., Class A...
3.6
Colgate-Palmolive Co...
3.1
Corteva, Inc...
2.7
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by FTSE Russell or S&P Dow Jones Indices LLC and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares U.S. Consumer Staples ETF

Annual Shareholder Report — April 30, 2026

IYK-04/26-AR

iShares U.S. Energy ETF

IYE |NYSE Arca

Annual Shareholder Report — April 30, 2026

This annual shareholder report contains important information about iShares U.S. Energy ETF (the “Fund”) for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Energy ETF	$47	0.37%

How did the Fund perform last year?

  For the reporting period ended April 30, 2026 the Fund returned 52.20%.

  For the same period, the Russell 3000 Index returned 31.01% and the Russell 1000 Energy RIC 22.5/45 Capped Index (Spliced) returned 52.78%.

What contributed to performance?

The energy sector contributed to the Fund’s return during the reporting period, as oil prices experienced strong gains due to escalating Middle East tensions and heightened supply concerns at the Strait of Hormuz. Additionally, integrated oil and gas companies were supported by robust upstream cash generation and continued shareholder return initiatives. Oil and gas exploration and production companies gained amid stable production trends and continued shareholder return initiatives. Oil and gas storage and transportation names also contributed, supported by steady natural gas and liquid natural gas-related volume growth and ongoing demand for midstream transportation and processing capacity. Oil and gas and equipment and services companies advanced on sustained upstream activity and continued international and offshore investment.

What detracted from performance?

During the reporting period, there were no significant detractors from the Fund’s performance.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: May 1, 2016 through April 30, 2026

Initial investment of $10,000

Table Summary
	Fund	Russell 3000 Index	Russell 1000 Energy RIC 22.5/45 Capped Index (Spliced)
Apr 16	$10,000	$10,000	$10,000
May 16	$9,881	$10,179	$9,887
Jun 16	$10,172	$10,200	$10,183
Jul 16	$9,965	$10,605	$9,977
Aug 16	$10,090	$10,632	$10,106
Sep 16	$10,415	$10,648	$10,433
Oct 16	$10,054	$10,418	$10,075
Nov 16	$10,956	$10,884	$10,988
Dec 16	$11,140	$11,097	$11,178
Jan 17	$10,767	$11,305	$10,807
Feb 17	$10,513	$11,726	$10,553
Mar 17	$10,397	$11,734	$10,441
Apr 17	$10,052	$11,858	$10,098
May 17	$9,675	$11,980	$9,720
Jun 17	$9,626	$12,088	$9,676
Jul 17	$9,857	$12,316	$9,910
Aug 17	$9,328	$12,339	$9,381
Sep 17	$10,267	$12,640	$10,332
Oct 17	$10,188	$12,916	$10,255
Nov 17	$10,391	$13,308	$10,464
Dec 17	$10,923	$13,441	$11,004
Jan 18	$11,279	$14,150	$11,367
Feb 18	$10,079	$13,628	$10,160
Mar 18	$10,286	$13,355	$10,371
Apr 18	$11,251	$13,406	$11,352
May 18	$11,637	$13,784	$11,746
Jun 18	$11,714	$13,874	$11,828
Jul 18	$11,857	$14,335	$11,975
Aug 18	$11,491	$14,838	$11,610
Sep 18	$11,795	$14,862	$11,921
Oct 18	$10,417	$13,768	$10,531
Nov 18	$10,161	$14,044	$10,276
Dec 18	$8,826	$12,737	$8,923
Jan 19	$9,834	$13,830	$9,950
Feb 19	$10,040	$14,316	$10,164
Mar 19	$10,275	$14,526	$10,402
Apr 19	$10,258	$15,106	$10,389
May 19	$9,091	$14,128	$9,205
Jun 19	$9,903	$15,120	$10,032
Jul 19	$9,687	$15,345	$9,817
Aug 19	$8,856	$15,032	$8,979
Sep 19	$9,208	$15,296	$9,339
Oct 19	$8,993	$15,625	$9,126
Nov 19	$9,124	$16,219	$9,259
Dec 19	$9,702	$16,688	$9,852
Jan 20	$8,609	$16,669	$8,742
Feb 20	$7,331	$15,305	$7,447
Mar 20	$4,714	$13,200	$4,791
Apr 20	$6,164	$14,948	$6,266
May 20	$6,268	$15,748	$6,378
Jun 20	$6,216	$16,108	$6,327
Jul 20	$5,940	$17,022	$6,041
Aug 20	$5,900	$18,255	$6,002
Sep 20	$5,036	$17,591	$5,127
Oct 20	$4,856	$17,211	$4,944
Nov 20	$6,185	$19,305	$6,298
Dec 20	$6,458	$20,173	$6,578
Jan 21	$6,707	$20,084	$6,834
Feb 21	$8,158	$20,711	$8,317
Mar 21	$8,396	$21,454	$8,563
Apr 21	$8,457	$22,560	$8,629
May 21	$8,950	$22,663	$9,138
Jun 21	$9,380	$23,222	$9,579
Jul 21	$8,609	$23,614	$8,796
Aug 21	$8,468	$24,288	$8,653
Sep 21	$9,210	$23,198	$9,417
Oct 21	$10,259	$24,767	$10,493
Nov 21	$9,773	$24,390	$10,000
Dec 21	$9,904	$25,350	$10,139
Jan 22	$11,527	$23,859	$11,800
Feb 22	$12,377	$23,258	$12,676
Mar 22	$13,560	$24,012	$13,891
Apr 22	$13,240	$21,857	$13,567
May 22	$15,238	$21,828	$15,622
Jun 22	$12,739	$20,002	$13,064
Jul 22	$14,150	$21,878	$14,516
Aug 22	$14,637	$21,062	$15,020
Sep 22	$13,295	$19,109	$13,648
Oct 22	$16,358	$20,676	$16,798
Nov 22	$16,601	$21,755	$17,054
Dec 22	$15,883	$20,481	$16,321
Jan 23	$16,264	$21,892	$16,719
Feb 23	$15,128	$21,380	$15,556
Mar 23	$15,079	$21,952	$15,511
Apr 23	$15,354	$22,186	$15,798
May 23	$13,920	$22,272	$14,327
Jun 23	$14,853	$23,793	$15,292
Jul 23	$16,017	$24,646	$16,497
Aug 23	$16,235	$24,170	$16,728
Sep 23	$16,552	$23,019	$17,058
Oct 23	$15,635	$22,408	$16,119
Nov 23	$15,511	$24,498	$15,996
Dec 23	$15,519	$25,797	$16,010
Jan 24	$15,356	$26,083	$15,847
Feb 24	$15,860	$27,495	$16,372
Mar 24	$17,479	$28,382	$18,049
Apr 24	$17,305	$27,133	$17,875
May 24	$17,373	$28,415	$17,952
Jun 24	$17,104	$29,295	$17,680
Jul 24	$17,451	$29,839	$18,044
Aug 24	$17,115	$30,489	$17,703
Sep 24	$16,629	$31,120	$17,206
Oct 24	$16,731	$30,891	$17,316
Nov 24	$18,110	$32,946	$18,750
Dec 24	$16,457	$31,939	$17,045
Jan 25	$16,800	$32,947	$17,406
Feb 25	$17,322	$32,316	$17,951
Mar 25	$17,924	$30,431	$18,582
Apr 25	$15,518	$30,227	$16,093
May 25	$15,798	$32,143	$16,388
Jun 25	$16,560	$33,776	$17,185
Jul 25	$16,971	$34,520	$17,617
Aug 25	$17,583	$35,318	$18,257
Sep 25	$17,546	$36,537	$18,225
Oct 25	$17,288	$37,320	$17,962
Nov 25	$17,772	$37,423	$18,471
Dec 25	$17,676	$37,415	$18,378
Jan 26	$20,064	$37,996	$20,866
Feb 26	$21,955	$37,815	$22,840
Mar 26	$24,207	$35,935	$25,192
Apr 26	$23,618	$39,601	$24,586

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
52.20%	22.80%	8.97%
Russell 3000 Index...
31.01	11.91	14.75
Russell 1000 Energy RIC 22.5/45 Capped Index (Spliced)...
52.78	23.29	9.41

Key Fund statistics

Table Summary
Net Assets...
$1,782,170,970
Number of Portfolio Holdings...
40
Net Investment Advisory Fees...
$4,657,933
Portfolio Turnover Rate...
8%

The Russell 1000 Energy RIC 22.5/45 Capped Index (Spliced) reflects the performance of the Dow Jones U.S. Oil & Gas Indexthrough September 19, 2021, and the Russell 1000 Energy RIC 22.5/45 Capped Index thereafter, which reflect the times when each index was the Underlying Index of the Fund.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of April 30, 2026)

Industry allocation

Ten largest holdings

Table Summary
Industry	Percent of Total InvestmentsFootnote Reference(a)
Oil, Gas & Consumable Fuels...
88.2%
Energy Equipment & Services...
10.7
Semiconductors & Semiconductor Equipment...
1.1
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
Exxon Mobil Corp...
21.7%
Chevron Corp...
15.4
ConocoPhillips...
6.5
Williams Companies, Inc. (The)...
4.4
SLB Ltd...
3.9
EOG Resources, Inc...
3.6
Valero Energy Corp...
3.5
Marathon Petroleum Corp...
3.4
Phillips 66...
3.3
Baker Hughes Co...
3.1
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by FTSE Russell or S&P Dow Jones Indices LLC and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares U.S. Energy ETF

Annual Shareholder Report — April 30, 2026

IYE-04/26-AR

iShares U.S. Financial Services ETF

IYG |NYSE Arca

Annual Shareholder Report — April 30, 2026

This annual shareholder report contains important information about iShares U.S. Financial Services ETF (the “Fund”) for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Financial Services ETF	$40	0.37%

How did the Fund perform last year?

  For the reporting period ended April 30, 2026, the Fund returned 14.60%.

  For the same period, the S&P Total Market Index returned 31.37% and the Dow Jones U.S. Financial Services Index returned 14.98%.

What contributed to performance?

Financials stocks contributed to the Fund’s return during the reporting period. Notably diversified banking. Larger banks gained amid resilient economic activity, stable credit conditions, and improving capital markets activity, supporting investment banking, trading, and lending trends. Investment banking and brokerage companies in the capital markets segment advanced on improving investment banking activity, healthy trading volumes, and continued strength in wealth and asset management businesses. Asset management and custody banks gained amid improving capital markets activity and higher assets under management, continued growth in fee-based advisory, and investment management revenues.

What detracted from performance?

A multi-sector holding company within the diversified financial services subsector detracted from the Fund’s return during the reporting period, as investors weighed a change in management, weak earnings, and higher cash balances that led to a more conservative allocation.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: May 1, 2016 through April 30, 2026

Initial investment of $10,000

Table Summary
	Fund	S&P Total Market Index	Dow Jones U.S. Financial Services Index
Apr 16	$10,000	$10,000	$10,000
May 16	$10,243	$10,179	$10,247
Jun 16	$9,481	$10,199	$9,488
Jul 16	$9,999	$10,605	$10,010
Aug 16	$10,608	$10,633	$10,625
Sep 16	$10,360	$10,653	$10,381
Oct 16	$10,630	$10,419	$10,656
Nov 16	$12,086	$10,882	$12,123
Dec 16	$12,581	$11,094	$12,624
Jan 17	$12,673	$11,309	$12,718
Feb 17	$13,343	$11,726	$13,397
Mar 17	$12,960	$11,736	$13,013
Apr 17	$12,874	$11,858	$12,931
May 17	$12,654	$11,979	$12,714
Jun 17	$13,508	$12,089	$13,578
Jul 17	$13,723	$12,317	$13,799
Aug 17	$13,525	$12,340	$13,604
Sep 17	$14,342	$12,641	$14,431
Oct 17	$14,782	$12,915	$14,881
Nov 17	$15,328	$13,307	$15,438
Dec 17	$15,653	$13,441	$15,771
Jan 18	$16,769	$14,154	$16,903
Feb 18	$16,465	$13,630	$16,602
Mar 18	$15,747	$13,360	$15,883
Apr 18	$15,775	$13,408	$15,918
May 18	$15,877	$13,786	$16,027
Jun 18	$15,660	$13,877	$15,812
Jul 18	$16,324	$14,342	$16,490
Aug 18	$16,672	$14,840	$16,848
Sep 18	$16,173	$14,864	$16,349
Oct 18	$15,261	$13,763	$15,431
Nov 18	$15,595	$14,038	$15,774
Dec 18	$13,706	$12,729	$13,864
Jan 19	$15,099	$13,825	$15,284
Feb 19	$15,685	$14,311	$15,884
Mar 19	$15,294	$14,517	$15,493
Apr 19	$16,678	$15,095	$16,903
May 19	$15,458	$14,120	$15,671
Jun 19	$16,494	$15,110	$16,727
Jul 19	$17,099	$15,332	$17,348
Aug 19	$16,333	$15,023	$16,577
Sep 19	$16,855	$15,282	$17,112
Oct 19	$17,435	$15,606	$17,708
Nov 19	$18,366	$16,197	$18,661
Dec 19	$18,869	$16,663	$19,178
Jan 20	$18,531	$16,642	$18,842
Feb 20	$16,436	$15,280	$16,717
Mar 20	$12,835	$13,170	$13,059
Apr 20	$14,433	$14,916	$14,691
May 20	$15,042	$15,717	$15,316
Jun 20	$14,992	$16,079	$15,273
Jul 20	$15,227	$16,988	$15,516
Aug 20	$16,123	$18,208	$16,430
Sep 20	$15,393	$17,538	$15,690
Oct 20	$15,080	$17,165	$15,376
Nov 20	$17,753	$19,263	$18,102
Dec 20	$19,036	$20,127	$19,418
Jan 21	$18,458	$20,062	$18,832
Feb 21	$20,798	$20,704	$21,227
Mar 21	$21,773	$21,425	$22,231
Apr 21	$23,259	$22,525	$23,756
May 21	$23,973	$22,627	$24,492
Jun 21	$23,619	$23,201	$24,138
Jul 21	$23,769	$23,600	$24,301
Aug 21	$24,414	$24,275	$24,968
Sep 21	$24,090	$23,173	$24,644
Oct 21	$25,570	$24,730	$26,166
Nov 21	$24,064	$24,365	$24,633
Dec 21	$24,814	$25,291	$25,409
Jan 22	$24,807	$23,772	$25,410
Feb 22	$24,056	$23,175	$24,647
Mar 22	$23,273	$23,926	$23,851
Apr 22	$21,033	$21,768	$21,562
May 22	$21,759	$21,724	$22,314
Jun 22	$19,210	$19,897	$19,706
Jul 22	$20,957	$21,764	$21,506
Aug 22	$20,363	$20,942	$20,903
Sep 22	$18,413	$18,989	$18,907
Oct 22	$20,724	$20,539	$21,287
Nov 22	$22,092	$21,623	$22,699
Dec 22	$20,662	$20,352	$21,236
Jan 23	$22,701	$21,771	$23,342
Feb 23	$22,121	$21,267	$22,753
Mar 23	$19,941	$21,826	$20,517
Apr 23	$20,342	$22,045	$20,935
May 23	$19,610	$22,141	$20,189
Jun 23	$20,933	$23,658	$21,559
Jul 23	$22,321	$24,510	$22,996
Aug 23	$21,407	$24,030	$22,061
Sep 23	$20,594	$22,880	$21,232
Oct 23	$19,854	$22,264	$20,477
Nov 23	$22,286	$24,353	$22,994
Dec 23	$23,960	$25,656	$24,728
Jan 24	$24,431	$25,939	$25,225
Feb 24	$25,565	$27,349	$26,404
Mar 24	$26,733	$28,233	$27,623
Apr 24	$25,582	$26,988	$26,441
May 24	$26,487	$28,269	$27,387
Jun 24	$26,341	$29,147	$27,245
Jul 24	$28,090	$29,683	$29,056
Aug 24	$29,006	$30,319	$30,011
Sep 24	$28,796	$30,943	$29,804
Oct 24	$29,879	$30,722	$30,937
Nov 24	$33,356	$32,769	$34,545
Dec 24	$31,614	$31,781	$32,752
Jan 25	$34,038	$32,755	$35,278
Feb 25	$34,007	$32,136	$35,259
Mar 25	$32,049	$30,233	$33,237
Apr 25	$31,702	$30,026	$32,887
May 25	$33,444	$31,949	$34,707
Jun 25	$35,019	$33,586	$36,356
Jul 25	$35,588	$34,352	$36,959
Aug 25	$36,690	$35,132	$38,110
Sep 25	$36,767	$36,345	$38,200
Oct 25	$36,122	$37,145	$37,545
Nov 25	$36,709	$37,203	$38,160
Dec 25	$37,941	$37,201	$39,453
Jan 26	$37,126	$37,781	$38,616
Feb 26	$35,360	$37,574	$36,780
Mar 26	$34,172	$35,719	$35,553
Apr 26	$36,331	$39,443	$37,814

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
14.60%	9.33%	13.77%
S&P Total Market Index...
31.37	11.86	14.71
Dow Jones U.S. Financial Services Index...
14.98	9.74	14.23

Key Fund statistics

Table Summary
Net Assets...
$2,012,056,925
Number of Portfolio Holdings...
103
Net Investment Advisory Fees...
$7,063,022
Portfolio Turnover Rate...
3%

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of April 30, 2026)

Industry allocation

Ten largest holdings

Table Summary
Industry	Percent of Total InvestmentsFootnote Reference(a)
Financial Services...
65.7%
Banks...
34.3
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
Berkshire Hathaway, Inc., Class B...
12.9%
JPMorgan Chase & Co...
12.6
Visa, Inc., Class A...
8.3
Mastercard, Inc., Class A...
6.1
Bank of America Corp...
5.3
Goldman Sachs Group, Inc. (The)...
4.1
Wells Fargo & Co...
3.8
Morgan Stanley...
3.4
Citigroup, Inc...
3.3
American Express Co...
2.6
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares U.S. Financial Services ETF

Annual Shareholder Report — April 30, 2026

IYG-04/26-AR

iShares U.S. Financials ETF

IYF |NYSE Arca

Annual Shareholder Report — April 30, 2026

This annual shareholder report contains important information about iShares U.S. Financials ETF (the “Fund”) for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Financials ETF	$40	0.37%

How did the Fund perform last year?

  For the reporting period ended April 30, 2026, the Fund returned 14.19%.

  For the same period, the Russell 3000 Index returned 31.01% and the Russell 1000 Financials 40 Act 15/22.5 Daily Capped Index (Spliced) returned 14.58%.

What contributed to performance?

Financials stocks contributed to the Fund’s return during the reporting period. Diversified banking companies advanced on resilient economic activity, stable credit conditions, and improving capital markets activity, supporting investment banking, trading, and lending trends. Investment banking and brokerage companies in the capital markets subsector also advanced on improving investment banking activity, as well as healthy trading volumes and continued strength in wealth and asset management businesses. Asset management and custody banks gained amid improving capital markets activity, higher assets under management, and continued growth in fee-based advisory and investment management revenues.

What detracted from performance?

A multi-sector holding company within the diversified financial services subsector detracted from the Fund’s return during the reporting period, as investors weighed a change in management, weak earnings, and higher cash balances that led to a more conservative allocation.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: May 1, 2016 through April 30, 2026

Initial investment of $10,000

Table Summary
	Fund	Russell 3000 Index	Russell 1000 Financials 40 Act 15/22.5 Daily Capped Index (Spliced)
Apr 16	$10,000	$10,000	$10,000
May 16	$10,221	$10,179	$10,226
Jun 16	$9,931	$10,200	$9,938
Jul 16	$10,310	$10,605	$10,322
Aug 16	$10,645	$10,632	$10,662
Sep 16	$10,445	$10,648	$10,464
Oct 16	$10,471	$10,418	$10,494
Nov 16	$11,391	$10,884	$11,422
Dec 16	$11,827	$11,097	$11,864
Jan 17	$11,894	$11,305	$11,935
Feb 17	$12,465	$11,726	$12,514
Mar 17	$12,182	$11,734	$12,234
Apr 17	$12,152	$11,858	$12,204
May 17	$12,065	$11,980	$12,121
Jun 17	$12,635	$12,088	$12,698
Jul 17	$12,870	$12,316	$12,940
Aug 17	$12,748	$12,339	$12,821
Sep 17	$13,228	$12,640	$13,309
Oct 17	$13,534	$12,916	$13,622
Nov 17	$13,966	$13,308	$14,062
Dec 17	$14,138	$13,441	$14,240
Jan 18	$14,784	$14,150	$14,901
Feb 18	$14,319	$13,628	$14,429
Mar 18	$14,005	$13,355	$14,112
Apr 18	$14,000	$13,406	$14,113
May 18	$14,074	$13,784	$14,193
Jun 18	$14,002	$13,874	$14,125
Jul 18	$14,549	$14,335	$14,683
Aug 18	$14,866	$14,838	$15,007
Sep 18	$14,571	$14,862	$14,714
Oct 18	$13,833	$13,768	$13,971
Nov 18	$14,277	$14,044	$14,421
Dec 18	$12,830	$12,737	$12,962
Jan 19	$14,013	$13,830	$14,166
Feb 19	$14,409	$14,316	$14,572
Mar 19	$14,317	$14,526	$14,483
Apr 19	$15,262	$15,106	$15,446
May 19	$14,497	$14,128	$14,674
Jun 19	$15,293	$15,120	$15,486
Jul 19	$15,651	$15,345	$15,856
Aug 19	$15,285	$15,032	$15,491
Sep 19	$15,732	$15,296	$15,949
Oct 19	$16,027	$15,625	$16,254
Nov 19	$16,584	$16,219	$16,823
Dec 19	$16,931	$16,688	$17,181
Jan 20	$16,813	$16,669	$17,068
Feb 20	$15,140	$15,305	$15,376
Mar 20	$12,029	$13,200	$12,221
Apr 20	$13,206	$14,948	$13,422
May 20	$13,647	$15,748	$13,874
Jun 20	$13,690	$16,108	$13,923
Jul 20	$14,134	$17,022	$14,379
Aug 20	$14,724	$18,255	$14,985
Sep 20	$14,175	$17,591	$14,433
Oct 20	$13,877	$17,211	$14,133
Nov 20	$15,894	$19,305	$16,190
Dec 20	$16,763	$20,173	$17,081
Jan 21	$16,362	$20,084	$16,677
Feb 21	$17,905	$20,711	$18,256
Mar 21	$18,821	$21,454	$19,197
Apr 21	$20,180	$22,560	$20,589
May 21	$20,746	$22,663	$21,173
Jun 21	$20,455	$23,222	$20,885
Jul 21	$20,746	$23,614	$21,189
Aug 21	$21,371	$24,288	$21,835
Sep 21	$20,911	$23,198	$21,372
Oct 21	$22,614	$24,767	$23,119
Nov 21	$21,423	$24,390	$21,909
Dec 21	$22,037	$25,350	$22,544
Jan 22	$21,948	$23,859	$22,461
Feb 22	$21,572	$23,258	$22,083
Mar 22	$21,560	$24,012	$22,076
Apr 22	$19,351	$21,857	$19,820
May 22	$20,017	$21,828	$20,512
Jun 22	$17,923	$20,002	$18,371
Jul 22	$19,222	$21,878	$19,708
Aug 22	$18,872	$21,062	$19,357
Sep 22	$17,386	$19,109	$17,840
Oct 22	$19,439	$20,676	$19,954
Nov 22	$20,700	$21,755	$21,255
Dec 22	$19,546	$20,481	$20,076
Jan 23	$20,969	$21,892	$21,545
Feb 23	$20,499	$21,380	$21,068
Mar 23	$18,534	$21,952	$19,054
Apr 23	$19,038	$22,186	$19,577
May 23	$18,277	$22,272	$18,802
Jun 23	$19,497	$23,793	$20,064
Jul 23	$20,738	$24,646	$21,349
Aug 23	$20,080	$24,170	$20,677
Sep 23	$19,615	$23,019	$20,209
Oct 23	$19,056	$22,408	$19,639
Nov 23	$21,196	$24,498	$21,852
Dec 23	$22,523	$25,797	$23,229
Jan 24	$22,977	$26,083	$23,705
Feb 24	$24,025	$27,495	$24,795
Mar 24	$25,344	$28,382	$26,168
Apr 24	$24,143	$27,133	$24,936
May 24	$25,210	$28,415	$26,051
Jun 24	$25,122	$29,295	$25,968
Jul 24	$26,884	$29,839	$27,791
Aug 24	$27,890	$30,489	$28,838
Sep 24	$27,688	$31,120	$28,639
Oct 24	$28,466	$30,891	$29,456
Nov 24	$31,675	$32,946	$32,781
Dec 24	$29,591	$31,939	$30,635
Jan 25	$31,596	$32,947	$32,727
Feb 25	$31,693	$32,316	$32,841
Mar 25	$30,295	$30,431	$31,399
Apr 25	$29,691	$30,227	$30,782
May 25	$31,190	$32,143	$32,349
Jun 25	$32,593	$33,776	$33,819
Jul 25	$32,895	$34,520	$34,143
Aug 25	$33,860	$35,318	$35,153
Sep 25	$34,238	$36,537	$35,553
Oct 25	$33,113	$37,320	$34,399
Nov 25	$34,022	$37,423	$35,345
Dec 25	$34,984	$37,415	$36,358
Jan 26	$34,665	$37,996	$36,038
Feb 26	$33,301	$37,815	$34,618
Mar 26	$32,129	$35,935	$33,409
Apr 26	$33,904	$39,601	$35,270

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
14.19%	10.93%	12.99%
Russell 3000 Index...
31.01	11.91	14.75
Russell 1000 Financials 40 Act 15/22.5 Daily Capped Index (Spliced)...
14.58	11.37	13.43

Key Fund statistics

Table Summary
Net Assets...
$3,399,607,501
Number of Portfolio Holdings...
146
Net Investment Advisory Fees...
$14,397,123
Portfolio Turnover Rate...
9%

The Russell 1000 Financials 40 Act 15/22.5 Daily Capped Index (Spliced) reflects the performance of the Dow Jones U.S. Financials Index through June 23, 2019, the Dow Jones U.S. Financials Capped Index from June 24, 2019 through September 19, 2021, and the performance of the Russell 1000 Financials 40 Act 15/22.5 Daily Capped Index thereafter, which reflect the times when each index was the Underlying Index of the Fund.

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of April 30, 2026)

Industry allocation

Ten largest holdings

Table Summary
Industry	Percent of Total InvestmentsFootnote Reference(a)
Financial Services...
47.6%
Banks...
33.6
Insurance...
18.3
Commercial & Professional Services...
0.3
Software & Services...
0.2
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
Berkshire Hathaway, Inc., Class B...
10.9%
JPMorgan Chase & Co...
10.8
Bank of America Corp...
4.7
Goldman Sachs Group, Inc. (The)...
4.2
Wells Fargo & Co...
4.0
Citigroup, Inc...
3.6
Morgan Stanley...
3.5
BlackRock, Inc...
2.6
Charles Schwab Corp. (The)...
2.5
S&P Global, Inc...
2.1
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by FTSE Russell or S&P Dow Jones Indices LLC and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares U.S. Financials ETF

Annual Shareholder Report — April 30, 2026

IYF-04/26-AR

iShares U.S. Healthcare ETF

IYH |NYSE Arca

Annual Shareholder Report — April 30, 2026

This annual shareholder report contains important information about iShares U.S. Healthcare ETF (the “Fund”) for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Healthcare ETF	$38	0.37%

How did the Fund perform last year?

  For the reporting period ended April 30, 2026, the Fund returned 5.98%.

  For the same period, the Russell 3000 Index returned 31.01% and the Russell 1000 Health Care RIC 22.5/45 Capped Index (Spliced) returned 6.36%.

What contributed to performance?

Pharmaceutical companies in the healthcare sector contributed the most to the Fund’s return during the reporting period. The segment benefited from strong demand for GLP-1 therapies targeting obesity and diabetes, alongside continued innovation in oncology and immunology. As large pharmaceutical firms faced upcoming patent expirations on key drugs, many pursued acquisitions of emerging biotechnology companies to strengthen their development pipelines. The resulting increase in merger-and-acquisition activity also supported investor sentiment across the biotechnology subsector.

What detracted from performance?

During the reporting period, healthcare equipment firms detracted from the Fund’s return, as moderating procedure volumes and increasing competition negatively impacted growth expectations.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: May 1, 2016 through April 30, 2026

Initial investment of $10,000

Table Summary
	Fund	Russell 3000 Index	Russell 1000 Health Care RIC 22.5/45 Capped Index (Spliced)
Apr 16	$10,000	$10,000	$10,000
May 16	$10,227	$10,179	$10,232
Jun 16	$10,288	$10,200	$10,296
Jul 16	$10,824	$10,605	$10,835
Aug 16	$10,465	$10,632	$10,478
Sep 16	$10,456	$10,648	$10,472
Oct 16	$9,769	$10,418	$9,787
Nov 16	$9,995	$10,884	$10,017
Dec 16	$10,054	$11,097	$10,079
Jan 17	$10,302	$11,305	$10,331
Feb 17	$10,964	$11,726	$10,999
Mar 17	$10,901	$11,734	$10,940
Apr 17	$11,106	$11,858	$11,150
May 17	$11,131	$11,980	$11,178
Jun 17	$11,669	$12,088	$11,725
Jul 17	$11,741	$12,316	$11,801
Aug 17	$11,995	$12,339	$12,061
Sep 17	$12,106	$12,640	$12,176
Oct 17	$12,021	$12,916	$12,096
Nov 17	$12,387	$13,308	$12,469
Dec 17	$12,297	$13,441	$12,382
Jan 18	$13,115	$14,150	$13,211
Feb 18	$12,542	$13,628	$12,638
Mar 18	$12,203	$13,355	$12,300
Apr 18	$12,320	$13,406	$12,422
May 18	$12,446	$13,784	$12,554
Jun 18	$12,649	$13,874	$12,764
Jul 18	$13,469	$14,335	$13,597
Aug 18	$14,086	$14,838	$14,225
Sep 18	$14,450	$14,862	$14,598
Oct 18	$13,408	$13,768	$13,548
Nov 18	$14,298	$14,044	$14,446
Dec 18	$13,018	$12,737	$13,155
Jan 19	$13,741	$13,830	$13,892
Feb 19	$13,923	$14,316	$14,081
Mar 19	$13,990	$14,526	$14,149
Apr 19	$13,585	$15,106	$13,742
May 19	$13,232	$14,128	$13,389
Jun 19	$14,138	$15,120	$14,311
Jul 19	$13,945	$15,345	$14,118
Aug 19	$13,830	$15,032	$14,006
Sep 19	$13,740	$15,296	$13,921
Oct 19	$14,407	$15,625	$14,602
Nov 19	$15,225	$16,219	$15,438
Dec 19	$15,728	$16,688	$15,953
Jan 20	$15,315	$16,669	$15,538
Feb 20	$14,340	$15,305	$14,553
Mar 20	$13,728	$13,200	$13,937
Apr 20	$15,547	$14,948	$15,788
May 20	$16,168	$15,748	$16,426
Jun 20	$15,822	$16,108	$16,080
Jul 20	$16,660	$17,022	$16,936
Aug 20	$17,035	$18,255	$17,324
Sep 20	$16,754	$17,591	$17,045
Oct 20	$16,183	$17,211	$16,471
Nov 20	$17,518	$19,305	$17,835
Dec 20	$18,164	$20,173	$18,499
Jan 21	$18,561	$20,084	$18,909
Feb 21	$18,205	$20,711	$18,552
Mar 21	$18,682	$21,454	$19,044
Apr 21	$19,495	$22,560	$19,880
May 21	$19,733	$22,663	$20,129
Jun 21	$20,283	$23,222	$20,697
Jul 21	$21,209	$23,614	$21,649
Aug 21	$21,736	$24,288	$22,194
Sep 21	$20,559	$23,198	$21,000
Oct 21	$21,535	$24,767	$22,003
Nov 21	$20,775	$24,390	$21,233
Dec 21	$22,414	$25,350	$22,916
Jan 22	$20,695	$23,859	$21,165
Feb 22	$20,483	$23,258	$20,954
Mar 22	$21,579	$24,012	$22,078
Apr 22	$20,443	$21,857	$20,927
May 22	$20,657	$21,828	$21,153
Jun 22	$20,167	$20,002	$20,658
Jul 22	$20,855	$21,878	$21,369
Aug 22	$19,586	$21,062	$20,075
Sep 22	$19,024	$19,109	$19,505
Oct 22	$20,792	$20,676	$21,327
Nov 22	$21,818	$21,755	$22,385
Dec 22	$21,434	$20,481	$21,998
Jan 23	$21,135	$21,892	$21,699
Feb 23	$20,179	$21,380	$20,724
Mar 23	$20,688	$21,952	$21,253
Apr 23	$21,303	$22,186	$21,891
May 23	$20,388	$22,272	$20,959
Jun 23	$21,264	$23,793	$21,867
Jul 23	$21,429	$24,646	$22,044
Aug 23	$21,342	$24,170	$21,959
Sep 23	$20,593	$23,019	$21,195
Oct 23	$19,824	$22,408	$20,410
Nov 23	$20,911	$24,498	$21,535
Dec 23	$21,873	$25,797	$22,534
Jan 24	$22,478	$26,083	$23,165
Feb 24	$23,228	$27,495	$23,946
Mar 24	$23,763	$28,382	$24,504
Apr 24	$22,548	$27,133	$23,258
May 24	$23,077	$28,415	$23,811
Jun 24	$23,549	$29,295	$24,306
Jul 24	$24,136	$29,839	$24,920
Aug 24	$25,508	$30,489	$26,345
Sep 24	$25,059	$31,120	$25,889
Oct 24	$23,940	$30,891	$24,741
Nov 24	$23,947	$32,946	$24,755
Dec 24	$22,547	$31,939	$23,315
Jan 25	$24,015	$32,947	$24,840
Feb 25	$24,162	$32,316	$24,999
Mar 25	$23,626	$30,431	$24,453
Apr 25	$22,745	$30,227	$23,547
May 25	$21,559	$32,143	$22,327
Jun 25	$21,986	$33,776	$22,777
Jul 25	$21,347	$34,520	$22,122
Aug 25	$22,517	$35,318	$23,341
Sep 25	$22,923	$36,537	$23,766
Oct 25	$23,751	$37,320	$24,632
Nov 25	$25,926	$37,423	$26,895
Dec 25	$25,507	$37,415	$26,469
Jan 26	$25,456	$37,996	$26,424
Feb 26	$26,198	$37,815	$27,202
Mar 26	$24,230	$35,935	$25,167
Apr 26	$24,105	$39,601	$25,045

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
5.98%	4.34%	9.20%
Russell 3000 Index...
31.01	11.91	14.75
Russell 1000 Health Care RIC 22.5/45 Capped Index (Spliced)...
6.36	4.73	9.62

Key Fund statistics

Table Summary
Net Assets...
$2,799,108,787
Number of Portfolio Holdings...
106
Net Investment Advisory Fees...
$11,233,283
Portfolio Turnover Rate...
3%

The Russell 1000 Health Care RIC 22.5/45 Capped Index (Spliced) reflects the performance of the Dow Jones U.S. Health Care Index through September 19, 2021, and the Russell 1000 Health Care RIC 22.5/45 Capped Index thereafter, which reflect the times when each index was the Underlying Index of the Fund.

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of April 30, 2026)

Industry allocation

Ten largest holdings

Table Summary
Industry	Percent of Total InvestmentsFootnote Reference(a)
Pharmaceuticals...
36.1%
Biotechnology...
21.9
Health Care Equipment & Supplies...
18.1
Health Care Providers & Services...
14.3
Life Sciences Tools & Services...
9.1
Health Care Technology...
0.5
Capital Markets...
0.0Footnote Reference(b)
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
Eli Lilly & Co...
13.8%
Johnson & Johnson...
10.2
AbbVie, Inc...
6.9
UnitedHealth Group, Inc...
6.2
Merck & Co., Inc...
5.0
Amgen, Inc...
3.4
Thermo Fisher Scientific, Inc...
3.3
Gilead Sciences, Inc...
3.0
Intuitive Surgical, Inc...
3.0
Abbott Laboratories...
2.9
Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Rounds to less than 0.1%.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by FTSE Russell or S&P Dow Jones Indices LLC and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares U.S. Healthcare ETF

Annual Shareholder Report — April 30, 2026

IYH-04/26-AR

iShares U.S. Industrials ETF

IYJ |Cboe BZX Exchange

Annual Shareholder Report — April 30, 2026

This annual shareholder report contains important information about iShares U.S. Industrials ETF (the “Fund”) for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Industrials ETF	$41	0.37%

How did the Fund perform last year?

  For the reporting period ended April 30, 2026, the Fund returned 23.95%.

  For the same period, the Russell 3000 Index returned 31.01% and the Russell 1000 Industrials 40 Act 15/22.5 Daily Capped Index (Spliced) returned 24.40%.

What contributed to performance?

The industrials sector contributed the most to the Fund’s return during the reporting period. Machinery companies advanced on continued infrastructure investment, resilient construction and industrial activity, and growing demand tied to power generation and energy-related end markets. Aerospace and defense companies benefited from strong commercial aerospace demand, increased defense spending, and continued growth in aircraft production, aftermarket services, and defense-related programs. Electrical equipment companies advanced on increasing investment in grid modernization, electrification, and power infrastructure supporting data center and artificial intelligence (“AI”)-related electricity demand.

What detracted from performance?

The professional services subsector detracted from the Fund’s return during the reporting period, as moderating hiring activity and softer labor market trends weighed on payroll processing and recruiting demand. Similarly, transaction and payment processing companies in the financials sector were pressured by moderating consumer and business spending trends. In both instances, investors also weighed the potential impact of AI on administrative and transaction-related service models.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: May 1, 2016 through April 30, 2026

Initial investment of $10,000

Table Summary
	Fund	Russell 3000 Index	Russell 1000 Industrials 40 Act 15/22.5 Daily Capped Index (Spliced)
Apr 16	$10,000	$10,000	$10,000
May 16	$10,070	$10,179	$10,075
Jun 16	$10,153	$10,200	$10,161
Jul 16	$10,488	$10,605	$10,502
Aug 16	$10,587	$10,632	$10,603
Sep 16	$10,597	$10,648	$10,618
Oct 16	$10,349	$10,418	$10,372
Nov 16	$11,156	$10,884	$11,187
Dec 16	$11,212	$11,097	$11,249
Jan 17	$11,423	$11,305	$11,465
Feb 17	$11,802	$11,726	$11,850
Mar 17	$11,764	$11,734	$11,816
Apr 17	$12,013	$11,858	$12,069
May 17	$12,181	$11,980	$12,244
Jun 17	$12,326	$12,088	$12,395
Jul 17	$12,471	$12,316	$12,545
Aug 17	$12,535	$12,339	$12,614
Sep 17	$13,038	$12,640	$13,125
Oct 17	$13,308	$12,916	$13,402
Nov 17	$13,727	$13,308	$13,832
Dec 17	$13,899	$13,441	$14,009
Jan 18	$14,712	$14,150	$14,836
Feb 18	$14,078	$13,628	$14,200
Mar 18	$13,735	$13,355	$13,858
Apr 18	$13,402	$13,406	$13,527
May 18	$13,877	$13,784	$14,011
Jun 18	$13,639	$13,874	$13,776
Jul 18	$14,384	$14,335	$14,534
Aug 18	$14,643	$14,838	$14,802
Sep 18	$14,876	$14,862	$15,041
Oct 18	$13,289	$13,768	$13,440
Nov 18	$13,691	$14,044	$13,852
Dec 18	$12,288	$12,737	$12,433
Jan 19	$13,646	$13,830	$13,814
Feb 19	$14,542	$14,316	$14,727
Mar 19	$14,566	$14,526	$14,757
Apr 19	$15,190	$15,106	$15,396
May 19	$14,162	$14,128	$14,356
Jun 19	$15,245	$15,120	$15,461
Jul 19	$15,381	$15,345	$15,605
Aug 19	$15,054	$15,032	$15,278
Sep 19	$15,339	$15,296	$15,572
Oct 19	$15,487	$15,625	$15,727
Nov 19	$16,192	$16,219	$16,449
Dec 19	$16,248	$16,688	$16,512
Jan 20	$16,170	$16,669	$16,438
Feb 20	$14,744	$15,305	$14,994
Mar 20	$12,097	$13,200	$12,307
Apr 20	$13,432	$14,948	$13,670
May 20	$14,387	$15,748	$14,647
Jun 20	$14,716	$16,108	$14,987
Jul 20	$15,454	$17,022	$15,745
Aug 20	$16,515	$18,255	$16,831
Sep 20	$16,356	$17,591	$16,675
Oct 20	$16,080	$17,211	$16,399
Nov 20	$18,612	$19,305	$18,988
Dec 20	$19,079	$20,173	$19,471
Jan 21	$18,309	$20,084	$18,692
Feb 21	$19,537	$20,711	$19,952
Mar 21	$20,773	$21,454	$21,221
Apr 21	$21,694	$22,560	$22,169
May 21	$22,024	$22,663	$22,514
Jun 21	$21,898	$23,222	$22,391
Jul 21	$22,205	$23,614	$22,712
Aug 21	$22,584	$24,288	$23,109
Sep 21	$21,169	$23,198	$21,668
Oct 21	$21,981	$24,767	$22,505
Nov 21	$20,953	$24,390	$21,460
Dec 21	$22,309	$25,350	$22,857
Jan 22	$21,258	$23,859	$21,786
Feb 22	$20,524	$23,258	$21,040
Mar 22	$20,909	$24,012	$21,441
Apr 22	$19,363	$21,857	$19,861
May 22	$19,259	$21,828	$19,761
Jun 22	$17,530	$20,002	$17,992
Jul 22	$19,444	$21,878	$19,964
Aug 22	$18,683	$21,062	$19,188
Sep 22	$16,699	$19,109	$17,156
Oct 22	$18,787	$20,676	$19,308
Nov 22	$20,095	$21,755	$20,660
Dec 22	$19,303	$20,481	$19,850
Jan 23	$20,452	$21,892	$21,040
Feb 23	$20,025	$21,380	$20,605
Mar 23	$20,095	$21,952	$20,684
Apr 23	$20,005	$22,186	$20,598
May 23	$19,373	$22,272	$19,954
Jun 23	$21,334	$23,793	$21,981
Jul 23	$21,961	$24,646	$22,635
Aug 23	$21,625	$24,170	$22,296
Sep 23	$20,363	$23,019	$21,003
Oct 23	$19,623	$22,408	$20,246
Nov 23	$21,601	$24,498	$22,293
Dec 23	$23,138	$25,797	$23,888
Jan 24	$23,100	$26,083	$23,857
Feb 24	$24,544	$27,495	$25,356
Mar 24	$25,490	$28,382	$26,341
Apr 24	$24,367	$27,133	$25,189
May 24	$24,709	$28,415	$25,550
Jun 24	$24,286	$29,295	$25,119
Jul 24	$25,846	$29,839	$26,743
Aug 24	$26,473	$30,489	$27,400
Sep 24	$27,247	$31,120	$28,210
Oct 24	$27,123	$30,891	$28,091
Nov 24	$29,294	$32,946	$30,350
Dec 24	$27,268	$31,939	$28,260
Jan 25	$28,688	$32,947	$29,742
Feb 25	$28,040	$32,316	$29,078
Mar 25	$26,665	$30,431	$27,660
Apr 25	$26,418	$30,227	$27,411
May 25	$28,412	$32,143	$29,489
Jun 25	$29,195	$33,776	$30,312
Jul 25	$29,689	$34,520	$30,833
Aug 25	$29,976	$35,318	$31,142
Sep 25	$30,000	$36,537	$31,176
Oct 25	$30,149	$37,320	$31,340
Nov 25	$29,951	$37,423	$31,144
Dec 25	$30,523	$37,415	$31,750
Jan 26	$31,707	$37,996	$32,990
Feb 26	$33,161	$37,815	$34,511
Mar 26	$30,454	$35,935	$31,704
Apr 26	$32,745	$39,601	$34,100

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
23.95%	8.58%	12.59%
Russell 3000 Index...
31.01	11.91	14.75
Russell 1000 Industrials 40 Act 15/22.5 Daily Capped Index (Spliced)...
24.40	8.99	13.05

Key Fund statistics

Table Summary
Net Assets...
$1,983,145,109
Number of Portfolio Holdings...
199
Net Investment Advisory Fees...
$6,660,848
Portfolio Turnover Rate...
4%

The Russell 1000 Industrials 40 Act 15/22.5 Daily Capped Index (Spliced) reflects the performance of the Dow Jones U.S. Industrials Index through September 19, 2021, and the Russell 1000 Industrials 40 Act 15/22.5 Daily Capped Index thereafter, which reflect the times when each index was the Underlying Index of the Fund.

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of April 30, 2026)

Industry allocation

Ten largest holdings

Table Summary
Industry	Percent of Total InvestmentsFootnote Reference(a)
Capital Goods...
58.3%
Financial Services...
18.9
Transportation...
8.4
Materials...
5.6
Commercial & Professional Services...
4.2
Software & Services...
2.0
Technology Hardware & Equipment...
1.7
Consumer Durables & Apparel...
0.4
Pharmaceuticals, Biotechnology & Life Sciences...
0.3
Semiconductors & Semiconductor Equipment...
0.2
OtherFootnote Reference(b)...
0.0Footnote Reference(c)
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
Visa, Inc., Class A...
7.0%
Caterpillar, Inc...
5.2
Mastercard, Inc., Class A...
5.1
General Electric Co...
3.8
GE Vernova, Inc...
3.7
RTX Corp...
3.0
American Express Co...
2.2
Boeing Co. (The)...
2.2
Eaton Corp. PLC...
2.1
Union Pacific Corp...
2.0
Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Ten largest industries are presented. Additional industries are found in Other.
Footnote(c)	Rounds to less than 0.1%.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by FTSE Russell or S&P Dow Jones Indices LLC and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares U.S. Industrials ETF

Annual Shareholder Report — April 30, 2026

IYJ-04/26-AR

iShares U.S. Technology ETF

IYW |NYSE Arca

Annual Shareholder Report — April 30, 2026

This annual shareholder report contains important information about iShares U.S. Technology ETF (the “Fund”) for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Technology ETF	$47	0.37%

How did the Fund perform last year?

  For the reporting period ended April 30, 2026, the Fund returned 52.57%.

  For the same period, the Russell 3000 Index returned 31.01% and the Russell 1000 Technology RIC 22.5/45 Capped Index (Spliced) returned 53.14%.

What contributed to performance?

Semiconductor stocks were the largest contributors to the Fund's return during the reporting period, driven by robust demand for artificial intelligence (“AI”), cloud computing, and data center infrastructure. Makers of high-performance AI chips were standout performers, as their products have become essential infrastructure for cloud providers and businesses adopting AI at scale. Technology hardware and equipment stocks also contributed, led by a consumer-focused technology company, which gained amid resilient consumer demand and growing services revenue, while specialized component makers benefited from surging AI data center buildouts. Further, an interactive media and services company in the communication sector benefited from accelerating ad revenue growth, aided by AI-driven search expansion, alongside expanding cloud services.

What detracted from performance?

During the reporting period, software and services stocks detracted from the Fund’s return amid growing investor concerns that AI tools could disrupt the revenue streams of traditional software business models.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: May 1, 2016 through April 30, 2026

Initial investment of $10,000

Table Summary
	Fund	Russell 3000 Index	Russell 1000 Technology RIC 22.5/45 Capped Index (Spliced)
Apr 16	$10,000	$10,000	$10,000
May 16	$10,575	$10,179	$10,581
Jun 16	$10,316	$10,200	$10,325
Jul 16	$11,189	$10,605	$11,204
Aug 16	$11,428	$10,632	$11,449
Sep 16	$11,701	$10,648	$11,726
Oct 16	$11,659	$10,418	$11,688
Nov 16	$11,692	$10,884	$11,725
Dec 16	$11,849	$11,097	$11,886
Jan 17	$12,413	$11,305	$12,457
Feb 17	$13,029	$11,726	$13,081
Mar 17	$13,354	$11,734	$13,412
Apr 17	$13,657	$11,858	$13,721
May 17	$14,247	$11,980	$14,320
Jun 17	$13,842	$12,088	$13,917
Jul 17	$14,345	$12,316	$14,428
Aug 17	$14,835	$12,339	$14,935
Sep 17	$14,887	$12,640	$14,993
Oct 17	$16,040	$12,916	$16,160
Nov 17	$16,195	$13,308	$16,325
Dec 17	$16,183	$13,441	$16,318
Jan 18	$17,345	$14,150	$17,497
Feb 18	$17,422	$13,628	$17,579
Mar 18	$16,774	$13,355	$16,932
Apr 18	$16,746	$13,406	$16,911
May 18	$17,997	$13,784	$18,181
Jun 18	$17,825	$13,874	$18,014
Jul 18	$18,231	$14,335	$18,431
Aug 18	$19,565	$14,838	$19,795
Sep 18	$19,419	$14,862	$19,653
Oct 18	$17,782	$13,768	$18,003
Nov 18	$17,425	$14,044	$17,644
Dec 18	$16,028	$12,737	$16,215
Jan 19	$17,475	$13,830	$17,688
Feb 19	$18,403	$14,316	$18,632
Mar 19	$19,158	$14,526	$19,404
Apr 19	$20,447	$15,106	$20,718
May 19	$18,492	$14,128	$18,747
Jun 19	$19,943	$15,120	$20,226
Jul 19	$20,852	$15,345	$21,156
Aug 19	$20,251	$15,032	$20,553
Sep 19	$20,629	$15,296	$20,945
Oct 19	$21,411	$15,625	$21,749
Nov 19	$22,588	$16,219	$22,952
Dec 19	$23,547	$16,688	$23,936
Jan 20	$24,498	$16,669	$24,910
Feb 20	$22,840	$15,305	$23,232
Mar 20	$20,744	$13,200	$21,109
Apr 20	$23,789	$14,948	$24,214
May 20	$25,599	$15,748	$26,066
Jun 20	$27,413	$16,108	$27,924
Jul 20	$29,089	$17,022	$29,640
Aug 20	$32,486	$18,255	$33,114
Sep 20	$30,660	$17,591	$31,263
Oct 20	$29,794	$17,211	$30,391
Nov 20	$33,073	$19,305	$33,748
Dec 20	$34,738	$20,173	$35,458
Jan 21	$35,011	$20,084	$35,750
Feb 21	$35,484	$20,711	$36,245
Mar 21	$35,797	$21,454	$36,578
Apr 21	$37,956	$22,560	$38,796
May 21	$37,740	$22,663	$38,585
Jun 21	$40,618	$23,222	$41,544
Jul 21	$42,158	$23,614	$43,135
Aug 21	$44,201	$24,288	$45,242
Sep 21	$41,419	$23,198	$42,405
Oct 21	$45,131	$24,767	$46,224
Nov 21	$46,300	$24,390	$47,437
Dec 21	$46,961	$25,350	$48,129
Jan 22	$43,122	$23,859	$44,206
Feb 22	$40,997	$23,258	$42,041
Mar 22	$42,141	$24,012	$43,229
Apr 22	$36,683	$21,857	$37,642
May 22	$36,159	$21,828	$37,117
Jun 22	$32,752	$20,002	$33,632
Jul 22	$36,511	$21,878	$37,503
Aug 22	$34,332	$21,062	$35,276
Sep 22	$30,097	$19,109	$30,935
Oct 22	$31,338	$20,676	$32,219
Nov 22	$33,430	$21,755	$34,382
Dec 22	$30,620	$20,481	$31,501
Jan 23	$34,003	$21,892	$34,994
Feb 23	$34,244	$21,380	$35,254
Mar 23	$38,214	$21,952	$39,355
Apr 23	$38,300	$22,186	$39,455
May 23	$42,383	$22,272	$43,678
Jun 23	$44,857	$23,793	$46,243
Jul 23	$46,789	$24,646	$48,251
Aug 23	$45,895	$24,170	$47,344
Sep 23	$43,254	$23,019	$44,633
Oct 23	$42,767	$22,408	$44,145
Nov 23	$48,351	$24,498	$49,866
Dec 23	$50,675	$25,797	$52,279
Jan 24	$52,183	$26,083	$53,852
Feb 24	$55,100	$27,495	$56,880
Mar 24	$55,825	$28,382	$57,646
Apr 24	$52,963	$27,133	$54,710
May 24	$57,270	$28,415	$59,190
Jun 24	$62,227	$29,295	$64,333
Jul 24	$60,463	$29,839	$62,531
Aug 24	$61,106	$30,489	$63,216
Sep 24	$62,746	$31,120	$64,933
Oct 24	$62,380	$30,891	$64,575
Nov 24	$65,898	$32,946	$68,238
Dec 24	$65,986	$31,939	$68,351
Jan 25	$66,113	$32,947	$68,505
Feb 25	$64,041	$32,316	$66,375
Mar 25	$58,165	$30,431	$60,303
Apr 25	$59,289	$30,227	$61,489
May 25	$65,584	$32,143	$68,040
Jun 25	$71,816	$33,776	$74,530
Jul 25	$75,085	$34,520	$77,948
Aug 25	$75,284	$35,318	$78,177
Sep 25	$81,180	$36,537	$84,328
Oct 25	$86,204	$37,320	$89,574
Nov 25	$82,382	$37,423	$85,628
Dec 25	$82,770	$37,415	$86,059
Jan 26	$82,236	$37,996	$85,528
Feb 26	$78,623	$37,815	$81,792
Mar 26	$75,261	$35,935	$78,319
Apr 26	$90,460	$39,601	$94,164

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
52.57%	18.97%	24.64%
Russell 3000 Index...
31.01	11.91	14.75
Russell 1000 Technology RIC 22.5/45 Capped Index (Spliced)...
53.14	19.40	25.14

Key Fund statistics

Table Summary
Net Assets...
$21,439,963,294
Number of Portfolio Holdings...
143
Net Investment Advisory Fees...
$77,229,868
Portfolio Turnover Rate...
15%

The Russell 1000 Technology RIC 22.5/45 Capped Index (Spliced) reflects the performance of the Dow Jones U.S. Technology Index through June 23, 2019, the Dow Jones U.S. Technology Capped Index from June 24, 2019 through September 19, 2021, and the Russell 1000 Technology RIC 22.5/45 Capped Index thereafter, which reflect the times when each index was the Underlying Index of the Fund.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of April 30, 2026)

Industry allocation

Ten largest holdings

Table Summary
Industry	Percent of Total InvestmentsFootnote Reference(a)
Semiconductors & Semiconductor Equipment...
41.6%
Interactive Media & Services...
17.3
Software...
16.7
Technology Hardware, Storage & Peripherals...
16.6
IT Services...
3.0
Electronic Equipment, Instruments & Components...
2.9
Electrical Equipment...
0.8
Hotels, Restaurants & Leisure...
0.4
Professional Services...
0.4
Communications Equipment...
0.1
OtherFootnote Reference(b)...
0.2
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
NVIDIA Corp...
16.2%
Apple, Inc...
13.6
Alphabet, Inc., Class A...
7.8
Alphabet, Inc., Class C, NVS...
6.3
Microsoft Corp...
4.0
Broadcom, Inc...
3.8
Advanced Micro Devices, Inc...
3.5
Micron Technology, Inc...
3.0
Meta Platforms, Inc., Class A...
2.8
Intel Corp...
2.6
Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Ten largest industries are presented. Additional industries are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by FTSE Russell or S&P Dow Jones Indices LLC and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares U.S. Technology ETF

Annual Shareholder Report — April 30, 2026

IYW-04/26-AR

iShares U.S. Transportation ETF

IYT |Cboe BZX Exchange

Annual Shareholder Report — April 30, 2026

This annual shareholder report contains important information about iShares U.S. Transportation ETF (the “Fund”) for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Transportation ETF	$43	0.37%

How did the Fund perform last year?

  For the reporting period ended April 30, 2026, the Fund returned 34.90%.

  For the same period, the S&P Total Market Index returned 31.37% and the S&P Transportation Select Industry FMC Capped Index (Spliced) returned 35.40%.

What contributed to performance?

During the reporting period, industrials stocks contributed the most to the Fund’s return, notably ground transportation companies which benefited from improving freight volumes. Unprecedented demand for rapid, high-volume parcel delivery driven by e-commerce benefited both cargo ground transportation and air freight and logistics companies. Rail transportation carriers gained amid increased industrial volume, disciplined pricing, and continued operating efficiency gains. Resilient travel demand across both business and leisure segments and improved capacity discipline supported the performance of passenger airlines.

What detracted from performance?

Modestly detracting from the Fund’s performance during the reporting period were passenger ground transportation due to moderating growth expectations and increased competition.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: May 1, 2016 through April 30, 2026

Initial investment of $10,000

Table Summary
	Fund	S&P Total Market Index	S&P Transportation Select Industry FMC Capped Index (Spliced)
Apr 16	$10,000	$10,000	$10,000
May 16	$9,923	$10,179	$9,937
Jun 16	$9,540	$10,199	$9,548
Jul 16	$10,008	$10,605	$10,009
Aug 16	$10,075	$10,633	$10,082
Sep 16	$10,348	$10,653	$10,344
Oct 16	$10,321	$10,419	$10,318
Nov 16	$11,532	$10,882	$11,534
Dec 16	$11,620	$11,094	$11,624
Jan 17	$11,808	$11,309	$11,814
Feb 17	$12,133	$11,726	$12,136
Mar 17	$11,745	$11,736	$11,755
Apr 17	$11,732	$11,858	$11,731
May 17	$11,850	$11,979	$11,854
Jun 17	$12,366	$12,089	$12,379
Jul 17	$11,869	$12,317	$11,885
Aug 17	$12,068	$12,340	$12,098
Sep 17	$12,840	$12,641	$12,878
Oct 17	$12,648	$12,915	$12,676
Nov 17	$13,350	$13,307	$13,383
Dec 17	$13,820	$13,441	$13,834
Jan 18	$14,267	$14,154	$14,303
Feb 18	$13,530	$13,630	$13,569
Mar 18	$13,540	$13,360	$13,599
Apr 18	$13,595	$13,408	$13,634
May 18	$14,055	$13,786	$14,105
Jun 18	$13,523	$13,877	$13,582
Jul 18	$14,475	$14,342	$14,546
Aug 18	$14,798	$14,840	$14,880
Sep 18	$14,893	$14,864	$14,991
Oct 18	$13,340	$13,763	$13,426
Nov 18	$14,211	$14,038	$14,296
Dec 18	$12,047	$12,729	$12,129
Jan 19	$13,208	$13,825	$13,305
Feb 19	$13,786	$14,311	$13,888
Mar 19	$13,713	$14,517	$13,820
Apr 19	$14,291	$15,095	$14,402
May 19	$12,868	$14,120	$12,971
Jun 19	$13,832	$15,110	$13,950
Jul 19	$14,147	$15,332	$14,274
Aug 19	$13,416	$15,023	$13,546
Sep 19	$13,736	$15,282	$13,875
Oct 19	$13,922	$15,606	$14,067
Nov 19	$14,409	$16,197	$14,583
Dec 19	$14,476	$16,663	$14,656
Jan 20	$14,028	$16,642	$14,206
Feb 20	$12,499	$15,280	$12,661
Mar 20	$10,302	$13,170	$10,440
Apr 20	$11,158	$14,916	$11,311
May 20	$11,861	$15,717	$12,155
Jun 20	$12,139	$16,079	$12,442
Jul 20	$13,220	$16,988	$13,557
Aug 20	$14,805	$18,208	$15,210
Sep 20	$14,871	$17,538	$15,284
Oct 20	$14,711	$17,165	$15,116
Nov 20	$16,454	$19,263	$16,987
Dec 20	$16,537	$20,127	$17,078
Jan 21	$15,977	$20,062	$16,506
Feb 21	$17,606	$20,704	$18,242
Mar 21	$19,331	$21,425	$20,037
Apr 21	$20,268	$22,525	$21,017
May 21	$20,696	$22,627	$21,613
Jun 21	$19,559	$23,201	$20,435
Jul 21	$18,862	$23,600	$19,713
Aug 21	$19,040	$24,275	$19,907
Sep 21	$18,336	$23,173	$19,179
Oct 21	$20,417	$24,730	$21,363
Nov 21	$19,632	$24,365	$20,548
Dec 21	$20,894	$25,291	$21,877
Jan 22	$19,516	$23,772	$20,441
Feb 22	$19,607	$23,175	$20,542
Mar 22	$20,447	$23,926	$21,429
Apr 22	$18,407	$21,768	$19,295
May 22	$17,643	$21,724	$18,500
Jun 22	$16,178	$19,897	$16,969
Jul 22	$17,698	$21,764	$18,568
Aug 22	$17,358	$20,942	$18,218
Sep 22	$14,995	$18,989	$15,741
Oct 22	$16,200	$20,539	$17,012
Nov 22	$17,795	$21,623	$18,693
Dec 22	$16,358	$20,352	$17,187
Jan 23	$17,783	$21,771	$18,691
Feb 23	$17,734	$21,267	$18,646
Mar 23	$17,517	$21,826	$18,422
Apr 23	$17,085	$22,045	$17,973
May 23	$17,149	$22,141	$18,048
Jun 23	$19,258	$23,658	$20,275
Jul 23	$20,588	$24,510	$21,684
Aug 23	$19,258	$24,030	$20,288
Sep 23	$18,087	$22,880	$19,061
Oct 23	$16,859	$22,264	$17,771
Nov 23	$18,925	$24,353	$19,957
Dec 23	$20,370	$25,656	$21,488
Jan 24	$20,050	$25,939	$21,158
Feb 24	$21,845	$27,349	$23,060
Mar 24	$21,927	$28,233	$23,151
Apr 24	$20,029	$26,988	$21,153
May 24	$19,983	$28,269	$21,113
Jun 24	$20,437	$29,147	$21,601
Jul 24	$20,603	$29,683	$21,782
Aug 24	$21,009	$30,319	$22,220
Sep 24	$21,581	$30,943	$22,831
Oct 24	$21,701	$30,722	$22,966
Nov 24	$23,403	$32,769	$24,775
Dec 24	$21,210	$31,781	$22,460
Jan 25	$22,024	$32,755	$23,329
Feb 25	$21,921	$32,136	$23,226
Mar 25	$20,163	$30,233	$21,368
Apr 25	$19,184	$30,026	$20,335
May 25	$20,615	$31,949	$21,858
Jun 25	$21,649	$33,586	$22,963
Jul 25	$21,478	$34,352	$22,788
Aug 25	$22,518	$35,132	$23,899
Sep 25	$22,727	$36,345	$24,129
Oct 25	$22,910	$37,145	$24,330
Nov 25	$23,112	$37,203	$24,552
Dec 25	$23,647	$37,201	$25,130
Jan 26	$24,319	$37,781	$25,850
Feb 26	$25,957	$37,574	$27,599
Mar 26	$23,759	$35,719	$25,271
Apr 26	$25,881	$39,443	$27,535

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
34.90%	5.01%	9.98%
S&P Total Market Index...
31.37	11.86	14.71
S&P Transportation Select Industry FMC Capped Index (Spliced)...
35.40	5.55	10.66

Key Fund statistics

Table Summary
Net Assets...
$2,043,353,751
Number of Portfolio Holdings...
46
Net Investment Advisory Fees...
$3,135,438
Portfolio Turnover Rate...
13%

The S&P Transportation Select Industry FMC Capped Index (Spliced) reflects the performance of the Dow Jones Transportation Average Index through July 18, 2021, and the S&P Transportation Select Industry FMC Capped Index thereafter, which reflect the times when each index was the Underlying Index of the Fund.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of April 30, 2026)

Industry allocation

Ten largest holdings

Table Summary
Industry	Percent of Total InvestmentsFootnote Reference(a)
Ground Transportation...
62.0%
Air Freight & Logistics...
20.8
Passenger Airlines...
15.1
Marine Transportation...
2.1
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
Union Pacific Corp...
16.5%
Uber Technologies, Inc...
15.9
FedEx Corp...
9.0
Delta Air Lines, Inc...
4.8
CSX Corp...
4.7
Old Dominion Freight Line, Inc...
4.7
United Parcel Service, Inc., Class B...
4.5
Norfolk Southern Corp...
4.4
United Airlines Holdings, Inc...
4.1
XPO, Inc...
3.7
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares U.S. Transportation ETF

Annual Shareholder Report — April 30, 2026

IYT-04/26-AR

iShares U.S. Utilities ETF

IDU |NYSE Arca

Annual Shareholder Report — April 30, 2026

This annual shareholder report contains important information about iShares U.S. Utilities ETF (the “Fund”) for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Utilities ETF	$41	0.37%

How did the Fund perform last year?

  For the reporting period ended April 30, 2026, the Fund returned 18.96%.

  For the same period, the Russell 3000 Index returned 31.01% and the Russell 1000 Utilities RIC 22.5/45 Capped Index (Spliced) returned 19.41%.

What contributed to performance?

Utilities stocks contributed to the Fund’s return during the reporting period, as these companies were supported by falling bond yields and rising electricity demand tied to data center expansion and electrification trends. Electric utilities stocks were the largest drivers of performance, benefiting from increasing power demand driven by artificial intelligence (“AI”) infrastructure, alongside continued investment in grid capacity and generation. Firms in the multi-utilities subsector were also supportive, helped by rising electricity consumption from digital infrastructure. Electricity demand from AI-related workloads also supported independent power producers and energy traders.

What detracted from performance?

There were no significant detractors from the Fund’s return during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: May 1, 2016 through April 30, 2026

Initial investment of $10,000

Table Summary
	Fund	Russell 3000 Index	Russell 1000 Utilities RIC 22.5/45 Capped Index (Spliced)
Apr 16	$10,000	$10,000	$10,000
May 16	$10,153	$10,179	$10,157
Jun 16	$10,914	$10,200	$10,926
Jul 16	$10,816	$10,605	$10,832
Aug 16	$10,218	$10,632	$10,234
Sep 16	$10,264	$10,648	$10,284
Oct 16	$10,342	$10,418	$10,365
Nov 16	$9,843	$10,884	$9,868
Dec 16	$10,302	$11,097	$10,334
Jan 17	$10,433	$11,305	$10,466
Feb 17	$10,949	$11,726	$10,990
Mar 17	$10,939	$11,734	$10,983
Apr 17	$11,016	$11,858	$11,064
May 17	$11,459	$11,980	$11,516
Jun 17	$11,165	$12,088	$11,224
Jul 17	$11,447	$12,316	$11,512
Aug 17	$11,800	$12,339	$11,871
Sep 17	$11,490	$12,640	$11,563
Oct 17	$11,938	$12,916	$12,019
Nov 17	$12,271	$13,308	$12,359
Dec 17	$11,535	$13,441	$11,620
Jan 18	$11,164	$14,150	$11,250
Feb 18	$10,717	$13,628	$10,802
Mar 18	$11,144	$13,355	$11,238
Apr 18	$11,411	$13,406	$11,511
May 18	$11,351	$13,784	$11,456
Jun 18	$11,628	$13,874	$11,739
Jul 18	$11,833	$14,335	$11,950
Aug 18	$11,959	$14,838	$12,082
Sep 18	$11,908	$14,862	$12,034
Oct 18	$12,051	$13,768	$12,185
Nov 18	$12,508	$14,044	$12,652
Dec 18	$11,986	$12,737	$12,128
Jan 19	$12,418	$13,830	$12,570
Feb 19	$12,897	$14,316	$13,061
Mar 19	$13,263	$14,526	$13,437
Apr 19	$13,384	$15,106	$13,564
May 19	$13,250	$14,128	$13,434
Jun 19	$13,683	$15,120	$13,879
Jul 19	$13,636	$15,345	$13,836
Aug 19	$14,290	$15,032	$14,505
Sep 19	$14,870	$15,296	$15,100
Oct 19	$14,741	$15,625	$14,974
Nov 19	$14,438	$16,219	$14,671
Dec 19	$14,905	$16,688	$15,152
Jan 20	$15,816	$16,669	$16,082
Feb 20	$14,209	$15,305	$14,454
Mar 20	$12,786	$13,200	$13,015
Apr 20	$13,198	$14,948	$13,439
May 20	$13,747	$15,748	$14,003
Jun 20	$13,088	$16,108	$13,337
Jul 20	$14,038	$17,022	$14,310
Aug 20	$13,676	$18,255	$13,946
Sep 20	$13,741	$17,591	$14,016
Oct 20	$14,392	$17,211	$14,686
Nov 20	$14,632	$19,305	$14,937
Dec 20	$14,747	$20,173	$15,059
Jan 21	$14,576	$20,084	$14,889
Feb 21	$13,752	$20,711	$14,052
Mar 21	$15,192	$21,454	$15,529
Apr 21	$15,792	$22,560	$16,149
May 21	$15,414	$22,663	$15,766
Jun 21	$15,104	$23,222	$15,456
Jul 21	$15,686	$23,614	$16,054
Aug 21	$16,259	$24,288	$16,648
Sep 21	$15,282	$23,198	$15,642
Oct 21	$16,114	$24,767	$16,500
Nov 21	$15,824	$24,390	$16,207
Dec 21	$17,219	$25,350	$17,629
Jan 22	$16,552	$23,859	$16,954
Feb 22	$16,189	$23,258	$16,586
Mar 22	$17,808	$24,012	$18,249
Apr 22	$17,137	$21,857	$17,569
May 22	$17,773	$21,828	$18,227
Jun 22	$16,848	$20,002	$17,284
Jul 22	$17,863	$21,878	$18,331
Aug 22	$17,990	$21,062	$18,469
Sep 22	$16,049	$19,109	$16,482
Oct 22	$16,343	$20,676	$16,790
Nov 22	$17,492	$21,755	$17,974
Dec 22	$17,256	$20,481	$17,738
Jan 23	$16,955	$21,892	$17,434
Feb 23	$16,010	$21,380	$16,468
Mar 23	$16,803	$21,952	$17,290
Apr 23	$17,112	$22,186	$17,613
May 23	$16,149	$22,272	$16,628
Jun 23	$16,512	$23,793	$17,008
Jul 23	$16,809	$24,646	$17,319
Aug 23	$15,792	$24,170	$16,276
Sep 23	$14,968	$23,019	$15,432
Oct 23	$15,183	$22,408	$15,659
Nov 23	$15,993	$24,498	$16,501
Dec 23	$16,385	$25,797	$16,911
Jan 24	$15,980	$26,083	$16,499
Feb 24	$16,361	$27,495	$16,897
Mar 24	$17,451	$28,382	$18,028
Apr 24	$17,656	$27,133	$18,246
May 24	$19,095	$28,415	$19,739
Jun 24	$18,211	$29,295	$18,833
Jul 24	$19,243	$29,839	$19,906
Aug 24	$20,156	$30,489	$20,857
Sep 24	$21,269	$31,120	$22,016
Oct 24	$21,094	$30,891	$21,842
Nov 24	$21,996	$32,946	$22,784
Dec 24	$20,193	$31,939	$20,923
Jan 25	$20,890	$32,947	$21,653
Feb 25	$21,359	$32,316	$22,146
Mar 25	$21,410	$30,431	$22,206
Apr 25	$21,479	$30,227	$22,285
May 25	$22,268	$32,143	$23,112
Jun 25	$22,224	$33,776	$23,073
Jul 25	$23,197	$34,520	$24,091
Aug 25	$22,867	$35,318	$23,756
Sep 25	$23,676	$36,537	$24,604
Oct 25	$23,878	$37,320	$24,821
Nov 25	$24,424	$37,423	$25,397
Dec 25	$23,276	$37,415	$24,212
Jan 26	$23,609	$37,996	$24,566
Feb 26	$25,940	$37,815	$26,999
Mar 26	$25,077	$35,935	$26,109
Apr 26	$25,551	$39,601	$26,611

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
18.96%	10.10%	9.84%
Russell 3000 Index...
31.01	11.91	14.75
Russell 1000 Utilities RIC 22.5/45 Capped Index (Spliced)...
19.41	10.51	10.28

Key Fund statistics

Table Summary
Net Assets...
$1,626,202,978
Number of Portfolio Holdings...
46
Net Investment Advisory Fees...
$5,775,163
Portfolio Turnover Rate...
3%

The Russell 1000 Utilities RIC 22.5/45 Capped Index (Spliced) reflects the performance of the Dow Jones Utilities Indexthrough September 19, 2021, and the Russell 1000 Utilities RIC 22.5/45 Capped Index thereafter, which reflect the times when each index was the Underlying Index of the Fund.

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of April 30, 2026)

Industry allocation

Ten largest holdings

Table Summary
Industry	Percent of Total InvestmentsFootnote Reference(a)
Electric Utilities...
58.4%
Multi-Utilities...
22.4
Commercial Services & Supplies...
8.7
Independent Power and Renewable Electricity Producers...
5.4
Gas Utilities...
3.0
Water Utilities...
2.1
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
NextEra Energy, Inc...
12.2%
Southern Co. (The)...
6.4
Duke Energy Corp...
6.0
Constellation Energy Corp...
5.9
Waste Management, Inc...
5.2
American Electric Power Co., Inc...
4.4
Sempra...
3.7
Dominion Energy, Inc...
3.3
Vistra Corp...
3.2
Entergy Corp...
3.2
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by FTSE Russell or S&P Dow Jones Indices LLC and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares U.S. Utilities ETF

Annual Shareholder Report — April 30, 2026

IDU-04/26-AR

iShares Global Clean Energy ETF

ICLN |NASDAQ

Annual Shareholder Report — April 30, 2026

This annual shareholder report contains important information about iShares Global Clean Energy ETF (the “Fund”) for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Global Clean Energy ETF	$54	0.39%

How did the Fund perform last year?

  For the reporting period ended April 30, 2026, the Fund returned 78.76%.

  For the same period, the S&P Global Broad Market Index (Net) returned 31.49% and the S&P Global Clean Energy Transition Index (Net) returned 78.87%.

What contributed to performance?

U.S. clean energy stocks in the industrials sector were the largest contributors to the Fund’s performance during the reporting period. In the electrical equipment segment, a designer and manufacturer of fuel-cell systems that generate electricity on-site from natural gas or hydrogen, surged on multiple partnerships and contracts with artificial intelligence hyperscalers by providing reliable on-site electricity generation that can be deployed more quickly than waiting for grid upgrades. A solar technology company that provides tracking systems and energy solutions for utility-scale solar projects gained from strong demand for solar infrastructure. Additionally, a U.S.-based solar manufacturer in the information technology sector that produces thin-film solar panels using semiconductor technology advanced as investors responded to expanding domestic manufacturing capacity and rising electricity demand from data centers. In Denmark, a manufacturer of wind turbines and provider of wind-energy services, advanced on improving turbine orders, stronger profitability, and continued investment in renewable energy infrastructure.

What detracted from performance?

There were no significant detractors from the Fund’s return during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: May 1, 2016 through April 30, 2026

Initial investment of $10,000

Table Summary
	Fund	S&P Global Broad Market Index (Net)	S&P Global Clean Energy Transition Index (Net)
Apr 16	$10,000	$10,000	$10,000
May 16	$9,437	$10,015	$9,426
Jun 16	$9,648	$9,942	$9,624
Jul 16	$10,012	$10,387	$9,971
Aug 16	$10,155	$10,424	$10,093
Sep 16	$10,023	$10,500	$9,953
Oct 16	$9,747	$10,300	$9,663
Nov 16	$8,853	$10,405	$8,767
Dec 16	$8,906	$10,628	$8,807
Jan 17	$9,277	$10,918	$9,185
Feb 17	$9,704	$11,219	$9,599
Mar 17	$9,603	$11,352	$9,487
Apr 17	$9,535	$11,534	$9,423
May 17	$9,738	$11,770	$9,613
Jun 17	$9,756	$11,841	$9,633
Jul 17	$10,294	$12,165	$10,163
Aug 17	$10,363	$12,209	$10,230
Sep 17	$10,225	$12,469	$10,079
Oct 17	$10,614	$12,723	$10,499
Nov 17	$10,168	$12,973	$10,055
Dec 17	$10,729	$13,185	$10,608
Jan 18	$11,053	$13,895	$10,923
Feb 18	$10,822	$13,319	$10,677
Mar 18	$10,926	$13,060	$10,776
Apr 18	$11,399	$13,189	$11,243
May 18	$11,203	$13,240	$11,043
Jun 18	$10,234	$13,152	$10,075
Jul 18	$10,656	$13,510	$10,498
Aug 18	$10,199	$13,629	$10,041
Sep 18	$10,059	$13,652	$9,892
Oct 18	$9,496	$12,576	$9,355
Nov 18	$10,468	$12,770	$10,327
Dec 18	$9,805	$11,847	$9,655
Jan 19	$11,204	$12,800	$11,058
Feb 19	$11,512	$13,152	$11,365
Mar 19	$11,560	$13,285	$11,396
Apr 19	$12,010	$13,720	$11,848
May 19	$11,856	$12,910	$11,690
Jun 19	$12,675	$13,733	$12,510
Jul 19	$12,770	$13,764	$12,615
Aug 19	$13,033	$13,422	$12,865
Sep 19	$12,997	$13,699	$12,829
Oct 19	$12,747	$14,081	$12,597
Nov 19	$13,129	$14,426	$12,977
Dec 19	$14,100	$14,935	$13,937
Jan 20	$14,606	$14,733	$14,444
Feb 20	$14,943	$13,531	$14,786
Mar 20	$11,574	$11,584	$11,433
Apr 20	$12,921	$12,849	$12,785
May 20	$14,305	$13,447	$14,128
Jun 20	$15,056	$13,876	$14,878
Jul 20	$17,424	$14,577	$17,225
Aug 20	$20,735	$15,464	$20,499
Sep 20	$22,282	$14,986	$22,075
Oct 20	$23,550	$14,666	$23,354
Nov 20	$28,480	$16,536	$28,164
Dec 20	$34,026	$17,357	$33,632
Jan 21	$36,108	$17,330	$35,756
Feb 21	$31,254	$17,804	$30,971
Mar 21	$29,136	$18,246	$28,863
Apr 21	$28,070	$19,027	$27,827
May 21	$27,695	$19,307	$27,454
Jun 21	$28,482	$19,539	$28,235
Jul 21	$27,618	$19,620	$27,378
Aug 21	$28,397	$20,108	$28,155
Sep 21	$26,340	$19,318	$26,169
Oct 21	$30,697	$20,229	$30,479
Nov 21	$28,579	$19,662	$28,298
Dec 21	$25,929	$20,429	$25,760
Jan 22	$22,930	$19,353	$22,625
Feb 22	$25,364	$18,912	$25,272
Mar 22	$26,268	$19,275	$26,250
Apr 22	$23,119	$17,739	$23,106
May 22	$24,445	$17,747	$24,309
Jun 22	$23,439	$16,224	$23,230
Jul 22	$27,488	$17,363	$27,310
Aug 22	$27,319	$16,761	$27,290
Sep 22	$23,554	$15,138	$23,548
Oct 22	$23,247	$16,046	$23,152
Nov 22	$26,070	$17,271	$25,702
Dec 22	$24,558	$16,623	$24,472
Jan 23	$25,601	$17,839	$25,447
Feb 23	$23,763	$17,342	$23,682
Mar 23	$24,450	$17,754	$24,322
Apr 23	$23,129	$17,976	$23,009
May 23	$22,697	$17,758	$22,548
Jun 23	$22,855	$18,790	$22,718
Jul 23	$22,730	$19,510	$22,635
Aug 23	$19,990	$18,941	$19,903
Sep 23	$18,202	$18,156	$18,138
Oct 23	$16,188	$17,543	$16,081
Nov 23	$17,679	$19,158	$17,596
Dec 23	$19,566	$20,167	$19,489
Jan 24	$17,384	$20,204	$17,372
Feb 24	$17,440	$21,058	$17,355
Mar 24	$17,534	$21,701	$17,440
Apr 24	$16,602	$20,984	$16,575
May 24	$18,766	$21,820	$18,665
Jun 24	$16,887	$22,204	$16,836
Jul 24	$17,834	$22,670	$17,747
Aug 24	$18,037	$23,187	$17,971
Sep 24	$18,521	$23,737	$18,488
Oct 24	$16,532	$23,188	$16,449
Nov 24	$15,619	$24,084	$15,555
Dec 24	$14,522	$23,442	$14,462
Jan 25	$14,489	$24,190	$14,463
Feb 25	$14,192	$23,973	$14,140
Mar 25	$14,528	$23,056	$14,440
Apr 25	$15,012	$23,277	$14,949
May 25	$16,197	$24,619	$16,099
Jun 25	$16,861	$25,731	$16,733
Jul 25	$17,285	$26,081	$17,230
Aug 25	$18,518	$26,816	$18,431
Sep 25	$19,909	$27,719	$19,810
Oct 25	$22,241	$28,271	$22,165
Nov 25	$21,818	$28,297	$21,716
Dec 25	$21,288	$28,589	$21,232
Jan 26	$23,639	$29,519	$23,600
Feb 26	$23,670	$30,007	$23,617
Mar 26	$23,601	$27,794	$23,359
Apr 26	$26,835	$30,607	$26,739

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
78.76%	(0.90)%	10.37%
S&P Global Broad Market Index (Net)...
31.49	9.97	11.84
S&P Global Clean Energy Transition Index (Net)...
78.87	(0.79)	10.34

Key Fund statistics

Table Summary
Net Assets...
$2,517,149,577
Number of Portfolio Holdings...
111
Net Investment Advisory Fees...
$6,685,011
Portfolio Turnover Rate...
68%

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of April 30, 2026)

Industry allocation

Geographic allocation

Table Summary
Industry	Percent of Total InvestmentsFootnote Reference(a)
Renewable Electricity...
24.6%
Heavy Electrical Equipment...
24.5
Electrical Components & Equipment...
16.2
Semiconductors...
14.4
Electric Utilities...
11.3
Semiconductor Materials & Equipment...
6.6
Oil & Gas Refining & Marketing...
1.5
Independent Power Producers & Energy Traders...
0.5
Steel...
0.3
Industrial Machinery & Supplies & Components...
0.1
Table Summary
Country/Geographic Region	Percent of Total InvestmentsFootnote Reference(a)
United States...
42.4%
China...
21.0
Brazil...
6.3
India...
6.0
Denmark...
5.2
Portugal...
3.3
Israel...
2.5
Japan...
2.3
South Korea...
1.7
Germany...
1.5
OtherFootnote Reference(b)...
7.8
Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Global Clean Energy ETF

Annual Shareholder Report — April 30, 2026

ICLN-04/26-AR

iShares Environmentally Aware Real Estate ETF

ERET |NASDAQ

Annual Shareholder Report — April 30, 2026

This annual shareholder report contains important information about iShares Environmentally Aware Real Estate ETF (the “Fund”) for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Environmentally Aware Real Estate ETF	$33	0.30%

How did the Fund perform last year?

  For the reporting period ended April 30, 2026, the Fund returned 16.71%.

  For the same period, the FTSE All-World Index (Net) returned 30.87% and the FTSE EPRA Nareit Developed Green Target Index (Net) returned 15.86%.

What contributed to performance?

During the reporting period, real estate investment trusts (“REITs”) in the United States were the largest drivers of the Fund’s return. Healthcare REITs were driven by strong demand for senior housing as aging demographics and limited new supply supported occupancy gains, rental rate growth, and improving operating fundamentals. Retail REITs also performed well, benefiting from resilient consumer spending, improving tenant demand, and strong occupancy trends that supported rental income growth and leasing activity at high-quality retail properties. Data center REITs benefited as accelerating artificial intelligence and cloud computing demand increased the need for data center capacity.

What detracted from performance?

There were no significant detractors from the Fund’s return during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: November 15, 2022 through April 30, 2026

Initial investment of $10,000

Table Summary
	Fund	FTSE All-World Index (Net)	FTSE EPRA Nareit Developed Green Target Index (Net)
Oct 22	$10,000	$10,000	$10,000
Nov 22	$10,222	$10,156	$10,145
Dec 22	$9,884	$9,776	$9,861
Jan 23	$10,792	$10,467	$10,759
Feb 23	$10,265	$10,166	$10,261
Mar 23	$9,955	$10,472	$9,914
Apr 23	$10,164	$10,629	$10,122
May 23	$9,700	$10,515	$9,657
Jun 23	$10,022	$11,111	$9,968
Jul 23	$10,410	$11,517	$10,371
Aug 23	$10,062	$11,203	$10,028
Sep 23	$9,450	$10,750	$9,416
Oct 23	$9,020	$10,427	$8,961
Nov 23	$9,932	$11,383	$9,885
Dec 23	$10,893	$11,926	$10,832
Jan 24	$10,417	$11,996	$10,396
Feb 24	$10,388	$12,500	$10,327
Mar 24	$10,710	$12,875	$10,631
Apr 24	$10,057	$12,467	$10,013
May 24	$10,426	$12,966	$10,329
Jun 24	$10,438	$13,241	$10,348
Jul 24	$11,083	$13,471	$10,982
Aug 24	$11,793	$13,817	$11,696
Sep 24	$12,167	$14,143	$12,061
Oct 24	$11,536	$13,812	$11,421
Nov 24	$11,806	$14,310	$11,675
Dec 24	$10,970	$13,978	$10,854
Jan 25	$11,146	$14,442	$11,043
Feb 25	$11,429	$14,357	$11,295
Mar 25	$11,213	$13,822	$11,059
Apr 25	$11,299	$13,963	$11,154
May 25	$11,578	$14,757	$11,424
Jun 25	$11,721	$15,412	$11,533
Jul 25	$11,504	$15,621	$11,363
Aug 25	$12,040	$16,017	$11,873
Sep 25	$12,163	$16,592	$11,977
Oct 25	$11,947	$16,951	$11,761
Nov 25	$12,201	$16,958	$12,010
Dec 25	$12,073	$17,139	$11,876
Jan 26	$12,519	$17,654	$12,322
Feb 26	$13,378	$17,904	$13,157
Mar 26	$12,211	$16,591	$11,935
Apr 26	$13,186	$18,273	$12,923

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	Since Fund Inception
Fund NAV...
16.71%	8.33%
FTSE All-World Index (Net)...
30.87	19.06
FTSE EPRA Nareit Developed Green Target Index (Net)...
15.86	7.70

Key Fund statistics

Table Summary
Net Assets...
$13,950,176
Number of Portfolio Holdings...
347
Net Investment Advisory Fees...
$29,375
Portfolio Turnover Rate...
11%

The inception date of the Fund was November 15, 2022.

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of April 30, 2026)

Industry allocation

Geographic allocation

Table Summary
Industry	Percent of Total InvestmentsFootnote Reference(a)
Retail REITs...
18.1%
Industrial REITs...
14.1
Health Care REITs...
11.9
Data Center REITs...
7.4
Real Estate Operating Companies...
7.3
Multi-Family Residential REITs...
7.1
Diversified REITs...
7.0
Diversified Real Estate Activities...
6.7
Office REITs...
5.8
Self-Storage REITs...
5.0
OtherFootnote Reference(b)...
9.6
Table Summary
Country/Geographic Region	Percent of Total InvestmentsFootnote Reference(a)
United States...
61.9%
Japan...
11.1
Australia...
5.4
Hong Kong...
3.7
United Kingdom...
3.4
Singapore...
2.8
France...
2.0
Canada...
1.9
Switzerland...
1.7
Sweden...
1.7
OtherFootnote Reference(c)...
4.4
Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Ten largest industries are presented. Additional industries are found in Other.
Footnote(c)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Environmentally Aware Real Estate ETF

Annual Shareholder Report — April 30, 2026

ERET-04/26-AR

iShares Global REIT ETF

REET |NYSE Arca

Annual Shareholder Report — April 30, 2026

This annual shareholder report contains important information about iShares Global REIT ETF (the “Fund”) for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Global REIT ETF	$15	0.14%

How did the Fund perform last year?

  For the reporting period ended April 30, 2026, the Fund returned 17.25%.

  For the same period, the FTSE All-World Index (Net) returned 30.87% and the FTSE EPRA Nareit Global REITs Index (Net) returned 16.17%.

What contributed to performance?

During the reporting period, healthcare real estate investment trusts (“REITs”) in the United States were the largest contributors to the Fund’s return. Aging demographics and limited new supply supported occupancy gains, rental rate growth, and improving operating fundamentals. Industrial REITs advanced as demand for warehouse and logistics space was supported by e-commerce growth, supply-chain reshoring initiatives, and rising investment in artificial intelligence-related infrastructure and data center development. Data center REITs benefited as accelerating artificial intelligence and cloud computing demand increased the need for data center capacity. In the retail REIT segment, an owner and operator of shopping malls, outlet centers, and mixed-use properties, gained amid resilient consumer spending, strong leasing activity, and rising occupancy and rental income.

What detracted from performance?

There were no significant detractors from the Fund’s return during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: May 1, 2016 through April 30, 2026

Initial investment of $10,000

Table Summary
	Fund	FTSE All-World Index (Net)	FTSE EPRA Nareit Global REITs Index (Net)
Apr 16	$10,000	$10,000	$10,000
May 16	$10,019	$10,013	$10,017
Jun 16	$10,489	$9,951	$10,483
Jul 16	$10,972	$10,380	$10,970
Aug 16	$10,627	$10,412	$10,625
Sep 16	$10,494	$10,474	$10,480
Oct 16	$9,848	$10,303	$9,831
Nov 16	$9,577	$10,381	$9,548
Dec 16	$9,972	$10,615	$9,934
Jan 17	$9,952	$10,901	$9,914
Feb 17	$10,260	$11,212	$10,219
Mar 17	$10,097	$11,348	$10,041
Apr 17	$10,153	$11,525	$10,095
May 17	$10,157	$11,776	$10,092
Jun 17	$10,261	$11,824	$10,187
Jul 17	$10,447	$12,147	$10,362
Aug 17	$10,419	$12,195	$10,330
Sep 17	$10,395	$12,431	$10,290
Oct 17	$10,277	$12,692	$10,174
Nov 17	$10,594	$12,940	$10,481
Dec 17	$10,727	$13,160	$10,609
Jan 18	$10,567	$13,897	$10,447
Feb 18	$9,880	$13,318	$9,755
Mar 18	$10,167	$13,019	$10,022
Apr 18	$10,317	$13,154	$10,166
May 18	$10,550	$13,159	$10,393
Jun 18	$10,802	$13,079	$10,635
Jul 18	$10,891	$13,475	$10,720
Aug 18	$11,076	$13,570	$10,859
Sep 18	$10,821	$13,634	$10,605
Oct 18	$10,494	$12,613	$10,280
Nov 18	$10,860	$12,798	$10,633
Dec 18	$10,202	$11,901	$9,974
Jan 19	$11,327	$12,827	$11,075
Feb 19	$11,335	$13,163	$11,080
Mar 19	$11,682	$13,329	$11,404
Apr 19	$11,634	$13,778	$11,354
May 19	$11,599	$12,965	$11,311
Jun 19	$11,818	$13,803	$11,516
Jul 19	$11,902	$13,840	$11,596
Aug 19	$12,194	$13,515	$11,872
Sep 19	$12,518	$13,810	$12,174
Oct 19	$12,827	$14,195	$12,473
Nov 19	$12,679	$14,538	$12,321
Dec 19	$12,640	$15,057	$12,271
Jan 20	$12,740	$14,884	$12,368
Feb 20	$11,660	$13,680	$11,315
Mar 20	$8,826	$11,830	$8,544
Apr 20	$9,486	$13,088	$9,186
May 20	$9,518	$13,666	$9,205
Jun 20	$9,767	$14,096	$9,440
Jul 20	$10,095	$14,822	$9,753
Aug 20	$10,254	$15,741	$9,900
Sep 20	$9,930	$15,235	$9,573
Oct 20	$9,618	$14,856	$9,271
Nov 20	$10,875	$16,694	$10,481
Dec 20	$11,301	$17,468	$10,879
Jan 21	$11,268	$17,390	$10,847
Feb 21	$11,727	$17,795	$11,269
Mar 21	$12,132	$18,291	$11,644
Apr 21	$12,991	$19,079	$12,467
May 21	$13,148	$19,377	$12,615
Jun 21	$13,317	$19,618	$12,773
Jul 21	$13,880	$19,743	$13,302
Aug 21	$14,096	$20,234	$13,511
Sep 21	$13,285	$19,410	$12,729
Oct 21	$14,141	$20,379	$13,530
Nov 21	$13,928	$19,864	$13,311
Dec 21	$14,945	$20,682	$14,284
Jan 22	$14,010	$19,688	$13,376
Feb 22	$13,643	$19,187	$13,042
Mar 22	$14,379	$19,598	$13,751
Apr 22	$13,658	$18,050	$13,066
May 22	$13,021	$18,070	$12,430
Jun 22	$11,952	$16,553	$11,381
Jul 22	$12,954	$17,683	$12,329
Aug 22	$12,120	$17,045	$11,562
Sep 22	$10,634	$15,414	$10,123
Oct 22	$11,055	$16,328	$10,514
Nov 22	$11,808	$17,604	$11,176
Dec 22	$11,371	$16,944	$10,791
Jan 23	$12,438	$18,142	$11,794
Feb 23	$11,876	$17,620	$11,281
Mar 23	$11,557	$18,152	$10,941
Apr 23	$11,730	$18,423	$11,103
May 23	$11,288	$18,225	$10,679
Jun 23	$11,651	$19,259	$11,009
Jul 23	$12,029	$19,963	$11,375
Aug 23	$11,620	$19,418	$10,986
Sep 23	$10,866	$18,634	$10,264
Oct 23	$10,371	$18,073	$9,774
Nov 23	$11,457	$19,731	$10,807
Dec 23	$12,557	$20,672	$11,828
Jan 24	$12,019	$20,792	$11,348
Feb 24	$12,032	$21,666	$11,325
Mar 24	$12,362	$22,316	$11,619
Apr 24	$11,554	$21,609	$10,882
May 24	$12,059	$22,473	$11,312
Jun 24	$12,171	$22,951	$11,422
Jul 24	$12,913	$23,350	$12,102
Aug 24	$13,687	$23,949	$12,839
Sep 24	$14,122	$24,514	$13,238
Oct 24	$13,495	$23,941	$12,628
Nov 24	$13,884	$24,803	$12,979
Dec 24	$12,858	$24,228	$12,019
Jan 25	$13,049	$25,032	$12,211
Feb 25	$13,412	$24,885	$12,521
Mar 25	$13,093	$23,958	$12,194
Apr 25	$13,061	$24,202	$12,173
May 25	$13,408	$25,579	$12,487
Jun 25	$13,471	$26,715	$12,516
Jul 25	$13,335	$27,075	$12,423
Aug 25	$13,905	$27,762	$12,932
Sep 25	$14,029	$28,759	$13,027
Oct 25	$13,843	$29,382	$12,853
Nov 25	$14,076	$29,393	$13,065
Dec 25	$13,909	$29,707	$12,889
Jan 26	$14,308	$30,599	$13,274
Feb 26	$15,195	$31,033	$14,079
Mar 26	$14,099	$28,758	$13,001
Apr 26	$15,313	$31,673	$14,141

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
17.25%	3.34%	4.35%
FTSE All-World Index (Net)...
30.87	10.67	12.22
FTSE EPRA Nareit Global REITs Index (Net)...
16.17	2.55	3.53

Key Fund statistics

Table Summary
Net Assets...
$4,791,056,374
Number of Portfolio Holdings...
333
Net Investment Advisory Fees...
$5,829,903
Portfolio Turnover Rate...
5%

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of April 30, 2026)

Industry allocation

Geographic allocation

Table Summary
Industry	Percent of Total InvestmentsFootnote Reference(a)
Retail REITs...
19.1%
Industrial REITs...
17.7
Health Care REITs...
15.6
Data Center REITs...
10.1
Diversified REITs...
8.3
Multi-Family Residential REITs...
7.8
Self-Storage REITs...
5.5
Office REITs...
5.2
Other Specialized REITs...
5.1
Single-Family Residential REITs...
3.2
OtherFootnote Reference(b)...
2.4
Table Summary
Country/Geographic Region	Percent of Total InvestmentsFootnote Reference(a)
United States...
72.6%
Australia...
6.2
Japan...
5.1
United Kingdom...
3.6
Singapore...
2.8
Canada...
2.1
France...
2.1
Belgium...
1.1
Hong Kong...
0.8
Mexico...
0.8
OtherFootnote Reference(c)...
2.8
Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Ten largest industries are presented. Additional industries are found in Other.
Footnote(c)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Global REIT ETF

Annual Shareholder Report — April 30, 2026

REET-04/26-AR

iShares International Developed Real Estate ETF

IFGL |NASDAQ

Annual Shareholder Report — April 30, 2026

This annual shareholder report contains important information about iShares International Developed Real Estate ETF (the “Fund”) for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares International Developed Real Estate ETF	$58	0.54%

How did the Fund perform last year?

  For the reporting period ended April 30, 2026, the Fund returned 16.39%.

  For the same period, the FTSE All World ex-US Index (Net) returned 32.33% and the FTSE EPRA Nareit Developed ex US Index (Net) returned 15.69%.

What contributed to performance?

Real estate investment trusts (“REITs”) in Japan were the largest drivers of the Fund’s return during the reporting period. Japan’s real estate markets were resilient, supported by tight supply, strong foreign investment driven by a weak yen, and rising construction costs. A robust Tokyo real estate market, rising office and residential rents, and continued foreign investment supported companies in the real estate management and development segment. In Hong Kong, property markets benefited from improving sentiment, supported by lower interest rates, easing property restrictions, and expectations for a gradual recovery in mainland China’s economy. Additionally, companies engaged in real estate management and development benefited from resilient rental income and improving regional economic activity. Further, steady consumer spending, solid shopping center traffic, and limited new retail supply supported occupancy and rental growth for Australian retail REITs.

What detracted from performance?

There were no significant detractors from the Fund’s return during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: May 1, 2016 through April 30, 2026

Initial investment of $10,000

Table Summary
	Fund	FTSE All World ex-US Index (Net)	FTSE EPRA Nareit Developed ex US Index (Net)
Apr 16	$10,000	$10,000	$10,000
May 16	$9,767	$9,838	$9,765
Jun 16	$9,759	$9,688	$9,763
Jul 16	$10,306	$10,173	$10,312
Aug 16	$10,142	$10,228	$10,151
Sep 16	$10,167	$10,351	$10,169
Oct 16	$9,616	$10,211	$9,620
Nov 16	$9,271	$9,973	$9,277
Dec 16	$9,359	$10,242	$9,377
Jan 17	$9,544	$10,592	$9,563
Feb 17	$9,789	$10,775	$9,814
Mar 17	$9,808	$11,041	$9,820
Apr 17	$10,063	$11,277	$10,075
May 17	$10,367	$11,633	$10,378
Jun 17	$10,265	$11,655	$10,282
Jul 17	$10,554	$12,065	$10,575
Aug 17	$10,645	$12,123	$10,667
Sep 17	$10,576	$12,346	$10,592
Oct 17	$10,620	$12,586	$10,639
Nov 17	$10,914	$12,701	$10,938
Dec 17	$11,220	$12,996	$11,255
Jan 18	$11,736	$13,707	$11,773
Feb 18	$11,037	$13,068	$11,066
Mar 18	$11,131	$12,815	$11,163
Apr 18	$11,440	$13,041	$11,478
May 18	$11,320	$12,730	$11,355
Jun 18	$11,168	$12,482	$11,208
Jul 18	$11,290	$12,789	$11,339
Aug 18	$11,187	$12,527	$11,232
Sep 18	$11,038	$12,587	$11,087
Oct 18	$10,451	$11,560	$10,501
Nov 18	$10,712	$11,667	$10,768
Dec 18	$10,470	$11,140	$10,533
Jan 19	$11,519	$11,970	$11,591
Feb 19	$11,433	$12,197	$11,504
Mar 19	$11,889	$12,270	$11,960
Apr 19	$11,599	$12,588	$11,667
May 19	$11,552	$11,926	$11,616
Jun 19	$11,822	$12,625	$11,890
Jul 19	$11,696	$12,477	$11,765
Aug 19	$11,759	$12,105	$11,829
Sep 19	$11,997	$12,423	$12,070
Oct 19	$12,429	$12,867	$12,509
Nov 19	$12,344	$12,985	$12,428
Dec 19	$12,648	$13,546	$12,741
Jan 20	$12,703	$13,176	$12,801
Feb 20	$11,671	$12,129	$11,761
Mar 20	$9,149	$10,371	$9,212
Apr 20	$9,636	$11,160	$9,736
May 20	$9,746	$11,558	$9,813
Jun 20	$9,926	$12,070	$10,003
Jul 20	$10,131	$12,590	$10,204
Aug 20	$10,630	$13,147	$10,704
Sep 20	$10,318	$12,843	$10,390
Oct 20	$9,879	$12,567	$9,951
Nov 20	$11,312	$14,261	$11,397
Dec 20	$11,737	$15,042	$11,833
Jan 21	$11,578	$15,073	$11,675
Feb 21	$11,828	$15,378	$11,930
Mar 21	$11,970	$15,594	$12,070
Apr 21	$12,490	$16,053	$12,588
May 21	$12,897	$16,539	$13,002
Jun 21	$12,779	$16,444	$12,899
Jul 21	$13,098	$16,190	$13,209
Aug 21	$13,194	$16,508	$13,317
Sep 21	$12,403	$15,997	$12,550
Oct 21	$12,880	$16,342	$12,988
Nov 21	$12,337	$15,612	$12,416
Dec 21	$12,676	$16,277	$12,797
Jan 22	$12,254	$15,684	$12,289
Feb 22	$12,038	$15,399	$12,157
Mar 22	$12,181	$15,434	$12,369
Apr 22	$11,336	$14,481	$11,509
May 22	$11,274	$14,563	$11,371
Jun 22	$10,133	$13,313	$10,182
Jul 22	$10,779	$13,768	$10,823
Aug 22	$9,932	$13,350	$10,066
Sep 22	$8,680	$12,016	$8,781
Oct 22	$8,726	$12,366	$8,809
Nov 22	$9,629	$13,810	$9,554
Dec 22	$9,606	$13,732	$9,688
Jan 23	$10,252	$14,813	$10,314
Feb 23	$9,798	$14,293	$9,927
Mar 23	$9,461	$14,617	$9,528
Apr 23	$9,812	$14,871	$9,884
May 23	$9,178	$14,356	$9,237
Jun 23	$9,173	$14,985	$9,234
Jul 23	$9,641	$15,600	$9,745
Aug 23	$9,286	$14,927	$9,392
Sep 23	$8,838	$14,473	$8,962
Oct 23	$8,441	$13,869	$8,496
Nov 23	$9,325	$15,114	$9,436
Dec 23	$10,169	$15,876	$10,297
Jan 24	$9,697	$15,717	$9,911
Feb 24	$9,363	$16,108	$9,472
Mar 24	$9,959	$16,579	$10,070
Apr 24	$9,540	$16,316	$9,685
May 24	$9,802	$16,773	$9,825
Jun 24	$9,449	$16,732	$9,520
Jul 24	$10,007	$17,158	$10,071
Aug 24	$10,589	$17,620	$10,682
Sep 24	$11,003	$18,133	$11,120
Oct 24	$10,060	$17,242	$10,150
Nov 24	$9,989	$17,096	$10,040
Dec 24	$9,328	$16,769	$9,427
Jan 25	$9,584	$17,402	$9,732
Feb 25	$9,618	$17,611	$9,690
Mar 25	$9,683	$17,595	$9,739
Apr 25	$10,401	$18,220	$10,495
May 25	$10,767	$19,048	$10,853
Jun 25	$11,214	$19,680	$11,265
Jul 25	$10,907	$19,661	$11,071
Aug 25	$11,446	$20,362	$11,571
Sep 25	$11,541	$21,064	$11,657
Oct 25	$11,376	$21,472	$11,492
Nov 25	$11,551	$21,485	$11,673
Dec 25	$11,682	$22,127	$11,803
Jan 26	$12,229	$23,457	$12,392
Feb 26	$12,956	$24,659	$13,097
Mar 26	$11,311	$21,988	$11,266
Apr 26	$12,105	$24,109	$12,142

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
16.39%	(0.62)%	1.93%
FTSE All World ex-US Index (Net)...
32.33	8.47	9.20
FTSE EPRA Nareit Developed ex US Index (Net)...
15.69	(0.72)	1.96

Key Fund statistics

Table Summary
Net Assets...
$88,147,467
Number of Portfolio Holdings...
265
Net Investment Advisory Fees...
$434,905
Portfolio Turnover Rate...
9%

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of April 30, 2026)

Industry allocation

Geographic allocation

Table Summary
Industry	Percent of Total InvestmentsFootnote Reference(a)
Real Estate Operating Companies...
18.7%
Diversified Real Estate Activities...
17.1
Industrial REITs...
16.4
Retail REITs...
14.7
Diversified REITs...
14.3
Office REITs...
6.6
Multi-Family Residential REITs...
3.6
Health Care REITs...
2.1
Real Estate Development...
1.7
Hotel & Resort REITs...
1.3
OtherFootnote Reference(b)...
3.5
Table Summary
Country/Geographic Region	Percent of Total InvestmentsFootnote Reference(a)
Japan...
25.2%
Australia...
16.4
Hong Kong...
9.5
United Kingdom...
8.7
Singapore...
8.4
Canada...
5.8
France...
5.1
Switzerland...
4.5
Sweden...
4.5
Germany...
4.4
OtherFootnote Reference(c)...
7.5
Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Ten largest industries are presented. Additional industries are found in Other.
Footnote(c)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Material Fund changes

This is a summary of certain changes to the Fund since April 30, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after April 30, 2026 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).

The net expense ratio increased from the prior fiscal year end primarily due to an increase in professional fees for foreign withholding tax claims.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares International Developed Real Estate ETF

Annual Shareholder Report — April 30, 2026

IFGL-04/26-AR

(b)     Not Applicable
Item 2 – Code of Ethics – The registrant has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  During the period covered by this report, the registrant has not amended the code of ethics and there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, by calling 1-800-474-2737.
Item 3 –  Audit Committee Financial Expert – The registrant’s board of trustees (the “board of trustees”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Richard L. Fagnani
Laura F. Fergerson

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert.  The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of trustees in the absence of such designation or identification.  The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of trustees.
Item 4 – Principal Accountant Fees and Services
The principal accountant fees disclosed in items 4(a), 4(b), 4(c), 4(d) and 4(g) are for the nineteen series of the registrant for which the fiscal year-end is April 30, 2026 (the “Funds”), and whose annual financial statements are reported in Item 1.
(a) Audit Fees – The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Funds’ annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $269,200 for the fiscal year ended April 30, 2025 and $269,200 for the fiscal year ended April 30, 2026.
(b) Audit-Related Fees – There were no fees billed for the fiscal years ended April 30, 2025 and April 30, 2026 for assurance and related services by the principal accountant that were reasonably related to the performance of the audit of the Funds’ financial statements and are not reported under (a) of this Item.
(c) Tax Fees – The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning for the Funds were $184,300 for the fiscal year ended April 30, 2025 and $184,300 for the fiscal year ended April 30, 2026. These services related to the review of the Funds’ tax returns and excise tax calculations.
(d) All Other Fees – There were no other fees billed in each of the fiscal years ended April 30, 2025 and April 30, 2026 for products and services provided by the principal accountant, other than the services reported in (a) through (c) of this Item.
(e)(1) Audit Committee Pre-Approval Policies and Procedures:
The registrant’s audit committee charter, as amended, provides that the audit committee is responsible for the approval, prior to appointment, of the engagement of the principal accountant to annually audit and provide their opinion on the registrant’s financial statements. The audit committee must also approve, prior to appointment, the engagement of the principal accountant to provide non-audit services to the registrant or to any entity controlling, controlled by or under common control with the registrant’s investment adviser (“Adviser Affiliate”) that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2)  None of the services described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees billed by the registrant’s principal accountant for services rendered to the Funds, and rendered to the registrant’s investment adviser, and any Adviser Affiliate that provides ongoing services to the registrant for the last two fiscal years were $184,300 for the fiscal year ended April 30, 2025 and $184,300 for the fiscal year ended April 30, 2026.
              (h) The registrant’s audit committee has considered whether the provision of non-audit services rendered to the registrant’s investment adviser and any Adviser Affiliate that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if any, is compatible with maintaining the principal accountant’s independence, and has determined that the provision of these services, if any, does not compromise the principal accountant’s independence.
               (i)    Not Applicable
               (j)    Not Applicable

Item 5 –  Audit Committee of Listed Registrant
(a)    The following individuals are members of the registrant’s separately designated standing Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934 (15 U.S.C. 78c(a)(58)(A)):

Richard L. Fagnani
Laura F. Fergerson
John E. Martinez

(b)    Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.
Item 7 – Financial Statements and Financial Highlights for Open-End Management Investment Companies
              (a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.
April 30, 2026
2026 Annual Financial Statements and
Additional Information
iShares Trust
iShares International Select Dividend ETF | IDV | Cboe BZX Exchange

Page

Important Tax Information
(unaudited)
................................................................................................. 22
Additional Information ................................................................................................... 23
Glossary of Terms Used in these Financial Statements ................................................................................ 24

iShares
®
International Select Dividend ETF
Schedule of Investments
April 30, 2026
(Percentages shown are based on Net Assets)
3
Schedule of Investments
Security Shares Value
a
Common Stocks
Australia  —  3 .6%
APA Group ............................ 14,966,877 $ 111,805,764
Fortescue Ltd. .......................... 10,584,611 152,556,738
Magellan Financial Group Ltd. ............... 2,247,525 16,663,786
Perpetual Ltd. .......................... 1,572,994 19,010,804
300,037,092
a
Austria  —  2 .1%
Oesterreichische Post AG .................. 808,592 30,438,351
OMV AG ............................. 2,013,366 142,123,681
172,562,032
a
Belgium  —  1 .1%
Ageas SA/N.V. ......................... 815,472 63,904,162
Proximus SADP ......................... 3,476,285 26,560,415
90,464,577
a
Canada  —  5 .6%
Bank of Nova Scotia (The) .................. 1,566,470 121,871,792
Canadian Utilities Ltd. , Class A , NVS ........... 1,259,809 44,972,311
Cogeco Communications, Inc. ............... 706,229 32,723,564
Emera, Inc. ............................ 1,681,150 89,691,862
Great-West Lifeco, Inc. .................... 916,293 48,959,801
Labrador Iron Ore Royalty Corp. .............. 1,403,272 29,328,886
Parex Resources, Inc.
(a)
................... 2,514,463 52,978,931
Peyto Exploration & Development Corp.
(a)
....... 2,677,228 51,264,181
471,791,328
a
Denmark  —  1 .0%
Danske Bank A.S. ....................... 1,655,846 85,124,533
a
Finland  —  0 .5%
Tieto OYJ ............................. 1,740,141 38,876,372
a
France  —  14 .6%
Arkema SA ............................ 1,010,397 73,742,738
Ayvens SA
(b)
........................... 5,237,371 70,873,447
Bouygues SA .......................... 1,198,677 70,889,459
Carrefour SA ........................... 6,061,059 120,574,842
Credit Agricole SA ....................... 4,209,586 82,222,090
Edenred SE ........................... 1,925,302 48,217,354
FDJ UNITED ........................... 2,749,963 74,708,453
Orange SA ............................ 6,799,090 141,572,991
Rubis SCA ............................ 1,339,039 55,187,763
Teleperformance SE ...................... 1,193,449 80,831,263
TotalEnergies SE ........................ 4,455,389 414,233,265
1,233,053,665
a
Germany  —  3 .1%
Freenet AG ............................ 2,057,291 65,524,296
Hapag-Lloyd AG
(a) (b)
...................... 13,656 1,768,156
Mercedes-Benz Group AG .................. 3,401,104 198,250,705
265,543,157
a
Hong Kong  —  6 .3%
BOC Hong Kong Holdings Ltd. ............... 12,644,000 72,730,667
Budweiser Brewing Co. APAC Ltd.
(a) (b)
.......... 40,032,500 39,471,660
CK Infrastructure Holdings Ltd. ............... 5,793,500 48,773,065
Henderson Land Development Co. Ltd.
(a)
........ 16,027,000 63,350,021
Hysan Development Co. Ltd. ................ 13,073,000 32,771,371
Kerry Properties Ltd. ..................... 12,962,000 39,453,066
PCCW Ltd. ............................ 84,689,000 65,456,016
Sino Land Co. Ltd. ....................... 39,934,000 64,036,936
Stella International Holdings Ltd.
(a)
............ 16,663,500 31,614,377
VTech Holdings Ltd. ...................... 4,510,800 34,738,057
Security Shares Value
a
Hong Kong (continued)
Yue Yuen Industrial Holdings Ltd.
(a)
............ 22,798,500 $ 42,351,507
534,746,743
a
Italy  —  10 .0%
A2A SpA ............................. 17,097,173 48,688,155
Banco BPM SpA ........................ 7,688,992 112,036,542
BPER Banca SpA ....................... 5,081,016 75,004,823
Enel SpA ............................. 22,536,025 263,123,506
Eni SpA .............................. 8,749,310 247,399,023
Snam SpA ............................ 13,030,667 102,752,264
849,004,313
a
Netherlands  —  4 .2%
Aegon Ltd. ............................ 7,134,936 59,124,355
ING Groep N.V. ......................... 4,847,071 140,280,906
NN Group N.V. ......................... 952,315 83,359,752
Signify N.V.
(b)
........................... 3,317,081 75,443,623
358,208,636
a
New Zealand  —  0 .7%
Spark New Zealand Ltd.
(a)
.................. 50,491,454 62,041,895
a
Norway  —  4 .6%
Aker ASA , Class A ....................... 481,107 55,771,792
Aker BP ASA ........................... 4,648,576 181,723,485
DNB Bank ASA ......................... 2,823,896 85,516,999
SpareBank 1 Sor-Norge ASA ................ 1,595,397 34,479,221
Wallenius Wilhelmsen ASA , Class B ........... 2,678,341 34,286,188
391,777,685
a
South Korea  —  2 .2%
DB Insurance Co. Ltd. .................... 229,476 26,112,884
Hyundai Elevator Co. Ltd. .................. 784,515 52,645,730
Kia Corp. ............................. 1,070,688 110,432,595
189,191,209
a
Spain  —  11 .1%
Banco de Sabadell SA .................... 28,556,961 110,715,285
Bankinter SA ........................... 2,535,810 42,198,600
CaixaBank SA .......................... 7,073,037 90,028,035
Enagas SA ............................ 3,367,060 67,377,319
Logista Integral SA ....................... 1,362,942 53,247,639
Mapfre SA ............................ 6,152,515 30,118,568
Naturgy Energy Group SA .................. 3,653,594 114,833,697
Redeia Corp. SA ........................ 1,891,397 33,075,579
Repsol SA ............................ 5,988,713 160,863,761
Telefonica SA .......................... 43,617,752 196,825,905
Unicaja Banco SA
(b)
...................... 12,732,040 41,332,451
940,616,839
a
Sweden  —  4 .6%
Nordea Bank Abp ....................... 7,280,992 136,497,389
Svenska Handelsbanken AB , Class A .......... 5,096,803 72,425,221
Swedbank AB , Class A .................... 2,678,656 94,688,404
Telia Co. AB ........................... 16,495,171 86,221,002
389,832,016
a
Switzerland  —  2 .9%
Swiss Re AG ........................... 564,390 90,916,827
Zurich Insurance Group AG ................. 224,196 156,313,938
247,230,765
a
United Kingdom  —  16 .7%
Aberdeen Group PLC ..................... 15,978,333 45,156,128
Admiral Group PLC ...................... 1,492,382 68,599,018
Ashmore Group PLC ..................... 6,833,387 19,303,747

Schedule of Investments
(continued)
April 30, 2026
iShares
®
International Select Dividend ETF
(Percentages shown are based on Net Assets)
4
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
United Kingdom (continued)
British American Tobacco PLC ............... 5,232,659 $ 308,176,408
BT Group PLC ......................... 30,829,256 90,632,918
Domino's Pizza Group PLC ................. 11,314,332 29,852,794
Imperial Brands PLC ..................... 3,472,827 131,941,841
Investec PLC .......................... 2,584,830 22,123,859
ITV PLC .............................. 62,811,657 68,347,832
Legal & General Group PLC ................ 29,600,188 101,579,761
NatWest Group PLC ...................... 15,520,706 123,791,168
OSB Group PLC ........................ 3,620,235 26,024,976
Persimmon PLC ........................ 2,966,938 42,781,676
Rio Tinto PLC .......................... 2,350,050 236,735,809
Standard Life PLC ....................... 6,019,096 61,925,007
Zigup PLC ............................ 6,378,795 34,849,973
1,411,822,915
a
Total Common Stocks — 94.9%
(Cost: $ 6,177,693,220 ) .............................. 8,031,925,772
a
Preferred Stocks
Germany  —  3 .3%
Bayerische Motoren Werke AG , Preference Shares ,
NVS ............................... 632,296 57,697,184
Porsche Automobil Holding SE , Preference Shares ,
NVS ............................... 1,791,793 65,196,426
Security Shares Value
a
Germany (continued)
Volkswagen AG , Preference Shares , NVS ....... 1,502,551 $ 152,371,026
a
Total Preferred Stocks — 3.3%
(Cost: $ 304,165,248 ) ............................... 275,264,636
a
Total Long-Term Investments — 98.2%
(Cost: $ 6,481,858,468 ) .............................. 8,307,190,408
a
Short-Term Securities
Money Market Funds  —  1 .0%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.83%
(c) (d) (e)
..................... 76,392,351 76,415,269
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.61%
(c) (d)
........................... 5,075,902 5,075,902
a
Total Short-Term Securities — 1.0%
(Cost: $ 81,488,623 ) ................................ 81,491,171
Total Investments —  99.2%
(Cost: $ 6,563,347,091 ) .............................. 8,388,681,579
Other Assets Less Liabilities — 0 .8% ..................... 71,402,735
Net Assets — 100.0% ................................ $ 8,460,084,314
(a)
All or a portion of this security is on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
04/30/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/26
  Shares Held
at 04/30/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 23,369,182 $ 53,060,773
(a)
$ — $ (15,727) $ 1,041 $ 76,415,269 76,392,351 $ 422,872
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 2,330,000 2,745,902
(a)
— — — 5,075,902 5,075,902 183,348 —
$ — $ (15,727) $ 1,041
$ 81,491,171
$ 606,220 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

iShares
®
International Select Dividend ETF
Schedule of Investments
(continued)
April 30, 2026
5
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Balances Reported in the Statement of Assets and Liabilities for OTC Derivatives
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
SPI 200 Index ....................................................................... 70 06/18/26 $ 10,921 $ (61,159)
Euro STOXX 50 Index ................................................................. 363 06/19/26 24,880 645,201
FTSE 100 Index ..................................................................... 277 06/19/26 39,175 442,845
$ 1,026,887
Equity Swap Contracts
Reference Entity Counterparty Notional Amount
Termination
Date Spread Reference Rate
Payment
Frequency
Value/Unrealized
Appreciation
(Depr e ciation)
Long Contracts
(a)
Enagas SA ........................ BNP Paribas USD 16,217,982 09/13/27 0.40% 1D ESTR Monthly $ (69,365)
Enagas SA ........................ JPMorgan Chase Bank NA 2,404,137 02/11/27 0.10% 1D ESTR Monthly (1,409)
Investec PLC ...................... Merrill Lynch International 16,835,435 02/15/28 0.25% 1D SONIA Monthly (120,218)
Redeia Corp. SA .................... HSBC Bank PLC 35,483,195 02/10/28 0.45% 1D ESTR Monthly (353,654)
Redeia Corp. SA .................... JPMorgan Chase Bank NA 6,651,125 02/11/27 0.40% 1D ESTR Monthly (72,320)
Total long positions of equity swaps (616,966)
Net dividends and financing fees 532,178
Total equity swap contracts including dividends and financing fees $ (84,788)
(a)
The Fund receives the total return on a reference entity and pays a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.
Description
Swap Premiums
Paid
Swap Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation
OTC Swaps ................................................................ $ — $ — $ 532,178 $ (616,966)
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 1,088,046 $ — $ — $ — $ 1,088,046
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums paid .. — — 532,178 — — — 532,178
$ — $ — $ 1,620,224 $ — $ — $ — $ 1,620,224
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 61,159 $ — $ — $ — $ 61,159
Swaps - OTC
Unrealized depreciation on OTC swaps; Swap premiums received — — 616,966 — — — 616,966
$ — $ — $ 678,125 $ — $ — $ — $ 678,125
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

Schedule of Investments
(continued)
April 30, 2026
iShares
®
International Select Dividend ETF
6
2026
iShares Annual Financial Statements and Additional Information
For the period ended April 30, 2026, the effect of derivative financial instruments in the Statement of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments – Offsetting as of Period End
The Fund’s derivative assets and liabilities (by type) were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts ................................. $ — $ — $ 6,162,361 $ — $ — $ — $ 6,162,361
Swaps ........................................ — — 5,377,180 — — — 5,377,180
$ — $ — $ 11,539,541 $ — $ — $ — $ 11,539,541
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts ................................. $ — $ — $ 1,055,208 $ — $ — $ — $ 1,055,208
Swaps ........................................ — — (139,691) — — — (139,691)
$ —
$ — $ 915,517 $ — $ — $ — $ 915,517
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 58,233,729
Equity Swaps:
Average notional value - long ............................................................................................ $ 24,497,896
a
Assets Liabilities
Derivative Financial Instruments:
Futures contracts ............................................................................... $ 853,560  $ —
Swaps — OTC
(a)
............................................................................... 532,178  616,966
Total derivative assets and liabilities in the Statement of Assets and Liabilities ........................................ $ 1,385,738  $ 616,966
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”) ....................................
(853,560) —
Total derivative assets and liabilities subject to an MNA ....................................................... $ 532,178  $ 616,966
(a)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statement of Assets and Liabilities.
The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
a a a a a
Counterparty
Derivative Liabilities
Subject to an MNA
by Counterparty
Derivatives Available
for Offset
(a)
Non-Cash
Collateral
Pledged
(b)
Cash
Collateral
Pledged
(b)
Net Amount
of Derivative
Liabilities
(c)
BNP Paribas ........................................ $ 69,365 $ — $ — $ — $ 69,365
HSBC Bank PLC ..................................... 353,654 — — (353,654) —
JPMorgan Chase Bank NA .............................. 73,729 — — — 73,729
Merrill Lynch International ............................... 120,218 — — (3,000) 117,218
$ 616,966 $ — $ — $ (356,654) $ 260,312
(a)
The amount of derivatives available for offset is limited to the amount of derivatives assets and/or liabilities that are subject to an MNA.
(b)
Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)
Net amount represents the net amount payable due to the counterparty in the event of default.

iShares
®
International Select Dividend ETF
Schedule of Investments
(continued)
April 30, 2026
7
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ........................................ $ 1,321,229,331  $ 6,710,696,441  $ —  $ 8,031,925,772
Preferred Stocks ........................................ —  275,264,636  —  275,264,636
Short-Term Securities
Money Market Funds ..................................... 81,491,171  —  —  81,491,171
$ 1,402,720,502  $ 6,985,961,077  $ —  $ 8,388,681,579
Derivative Financial Instruments
(a)
Assets
Equity Contracts .......................................... $ 1,088,046  $ 532,178  $ —  $ 1,620,224
Liabilities
Equity Contracts .......................................... (61,159) (616,966) —  (678,125)
$ 1,026,887  $ (84,788) $ —  $ 942,099
(a)
Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

2026
iShares Annual Financial Statements and Additional Information
Statement of Assets and Liabilities
April 30, 2026
See notes to financial statements.
iShares
International Select
Dividend ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
.................................................................................... $ 8,307,190,408
Investments, at value — affiliated
(c)
....................................................................................... 81,491,171
Cash ........................................................................................................... 529,959
Cash pledged:
Collateral — OTC derivatives ......................................................................................... 1,023,000
Foreign currency collateral pledged:
(d)
Futures contracts ................................................................................................. 4,686,929
Foreign currency, at value
(e)
............................................................................................ 93,665,278
Receivables:
Investments sold ................................................................................................. 20,255,566
Securities lending income — affiliated ................................................................................... 45,705
Swaps ........................................................................................................ 3,481,517
Dividends — unaffiliated ............................................................................................ 34,377,287
Dividends — affiliated .............................................................................................. 20,930
Tax reclaims .................................................................................................... 22,274,740
Variation margin on futures contracts .................................................................................... 853,560
Foreign withholding tax claims ........................................................................................ 190,930
Unrealized appreciation on:
OTC swaps ..................................................................................................... 532,178
Total assets ......................................................................................................
8,570,619,158
LIABILITIES
Cash received:
Collateral — OTC derivatives ......................................................................................... 2,730,000
Collateral on securities loaned .......................................................................................... 76,397,538
Payables:
Investments purchased ............................................................................................. 25,115,716
Investment advisory fees ............................................................................................ 3,263,229
Professional fees ................................................................................................. 663,937
Due to custodian ................................................................................................. 1,747,458
Unrealized depreciation on:
OTC swaps ..................................................................................................... 616,966
Total liabilities .....................................................................................................
110,534,844
Commitments and contingent liabilities
NET ASSETS .....................................................................................................
$ 8,460,084,314
NET ASSETS CONSIST OF:
Paid-in capital ..................................................................................................... $ 7,292,806,499
Accumulated earnings ............................................................................................... 1,167,277,815
NET ASSETS .....................................................................................................
$ 8,460,084,314
NET ASSET VALUE
Shares outstanding ................................................................................................. 190,850,000
Net asset value .................................................................................................... $ 44.33
Shares authorized .................................................................................................. Unlimited
Par value ........................................................................................................ None
(a)
Securities loaned, at value .......................................................................................... $ 57,425,961
(b)
Investments, at cost — unaffiliated ..................................................................................... $ 6,481,858,468
(c)
Investments, at cost — affiliated ....................................................................................... $ 81,488,623
(d)
Foreign currency collateral pledged, at cost ............................................................................... $ 4,571,437
(e)
  Foreign currency, at cost ............................................................................................ $ 93,090,418

Statement of Operations
Statement of Operations
Year Ended April 30, 2026
See notes to financial statements.
iShares
International Select
Dividend ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................................ $ 411,073,763
Dividends — affiliated .............................................................................................. 183,348
Interest — unaffiliated .............................................................................................. 98,409
Securities lending income — affiliated — net ............................................................................... 422,872
Foreign taxes withheld ............................................................................................. (35,066,188)
Foreign withholding tax claims ........................................................................................ 10,509,960
Total investment income ..............................................................................................
387,222,164
EXPENSES
Investment advisory ............................................................................................... 31,021,629
Professional .................................................................................................... 659,571
Commitment costs ................................................................................................ 18,951
Interest expense ................................................................................................. 2,630
Total expenses .................................................................................................... 31,702,781
Less: (3,028)
Investment advisory fees waived ....................................................................................... (3,028)
Total expenses after fees waived ........................................................................................
31,699,753
Net investment income ...............................................................................................
355,522,411
—
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated ......................................................................................... 530,176,958
Investments — affiliated ........................................................................................... (15,727)
Foreign currency transactions ....................................................................................... 1,835,684
Futures contracts ............................................................................................... 6,162,361
Swaps   ...................................................................................................... 5,377,180
543,536,456
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................................................................... 1,401,485,534
Investments — affiliated ........................................................................................... 1,041
Foreign currency translations ....................................................................................... 1,315,057
Futures contracts ............................................................................................... 1,055,208
Swaps   ...................................................................................................... (139,691)
1,403,717,149
Net realized and unrealized gain ........................................................................................
1,947,253,605
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............................................................
$ 2,302,776,016

2026
iShares Annual Financial Statements and Additional Information
Statements of Changes in Net Assets
See notes to financial statements.
iShares
International Select Dividend ETF
Year Ended
04/30/26
Year Ended
04/30/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................................................ $ 355,522,411  $ 244,688,161
Net realized gain ................................................................................ 543,536,456  124,222,343
Net change in unrealized appreciation (depreciation) ........................................................ 1,403,717,149  514,147,279
Net increase in net assets resulting from operations ...........................................................
2,302,776,016  883,057,783
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................................................
(316,117,248) (247,688,954)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions .........................................
1,784,196,196  (17,096,665)
NET ASSETS
Total increase in net assets ........................................................................... 3,770,854,964  618,272,164
Beginning of year ..................................................................................
4,689,229,350  4,070,957,186
End of year ......................................................................................
$ 8,460,084,314  $ 4,689,229,350
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
Financial Highlights
(For a share outstanding throughout each period)
See notes to financial statements.
iShares International Select Dividend ETF
Year Ended
04/30/26
Year Ended
04/30/25
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Net asset value, beginning of year .....................
$ 32.35  $ 27.83  $ 28.14  $ 30.17  $ 32.41
Net investment income
(a)
........................... 2 .14
(b)
1 .71
(b)
1 .66  2 .06
(b)
1 .95
(b)
Net realized and unrealized gain (loss)
(c)
.................
11.80  4 .53  ( 0 .13 ) ( 2 .25 ) ( 2 .48 )
Net increase (decrease) from investment operations ..........
13.94  6 .24  1 .53  ( 0 .19 ) ( 0 .53 )
Distributions from net investment income
(d)
................. ( 1 .96 ) ( 1 .72 ) ( 1 .84 ) ( 1 .84 ) ( 1 .71 )
Net asset value, end of year .........................
$ 44.33  $ 32.35  $ 27.83  $ 28.14  $ 30.17
Total Return
(e)
– – – – –
Based on net asset value ............................
44.51%
(b)
23.38%
(b)
6 .00% ( 0 .06 ) %
(b)
( 1 .76 ) %
(b)
Ratios to Average Net Assets
(f)
– – – – –
Total expenses ...................................
0 .50% 0 .50% 0 .49% 0 .51% 0 .54%
Total expenses after fees waived .......................
0 .50% 0 .50% 0 .49% 0 .51% 0 .54%
Total expenses excluding professional fees for foreign withholding tax claims .....................................
0 .49% 0 .50% 0 .49% 0 .49% 0 .49%
Net investment income ..............................
5 .58%
(b)
5 .87%
(b)
6 .17% 7 .58%
(b)
6 .12%
(b)
Supplemental Data
Net assets, end of year (000) ..........................
$ 8,460,084  $ 4,689,229  $ 4,070,957  $ 5,022,577  $ 4,609,687
Portfolio turnover rate
(g)
..............................
37% 27% 48% 29% 36%
(a)
Based on average shares outstanding.
(b)
Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the years ended April 30, 2026, April 30,
2025, April 30, 2023 and April 30, 2022, respectively:
• Net investment income per share by $0.06, $0.00, $0.04 and $0.13.
• Total return by 0.17%, 0.02%, 0.13% and 0.39%.
• Ratio of net investment income to average net assets by 0.15%, 0.01%, 0.15% and 0.41%.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Portfolio turnover rate excludes in-kind transactions, if any.

Notes to Financial Statements

2026
iShares Annual Financial Statements and Additional Information
1. Organization
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following fund (the “Fund”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of April 30, 2026, if any, are disclosed in the Statement of Assets and Liabilities.
Consistent with U.S. GAAP accrual requirements, for uncertain tax positions, each Fund recognizes tax reclaims when the Fund determines that it is more likely than not that the Fund will sustain its position that it is due the reclaim.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Fund may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund.
Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income, and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.
iShares ETF
Diversification
Classification
International Select Dividend .................................................................................................... Diversified

Notes to Financial Statements
( continued)

Notes to Financial Statements
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Segment Reporting: The Chief Financial Officer acts as the Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.
Recent Accounting Standard: The Fund adopted Financial Accounting Standards Board Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax
Disclosures (“ASU 2023-09”) during the period. ASU 2023-09 enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The
Fund’s adoption of the new standard did not have a material impact on financial statement disclosures and did not affect the Fund’s financial position or results of operations.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of the Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other
BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation or last available bid (long positions) or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies

Notes to Financial Statements
(continued)

2026
iShares Annual Financial Statements and Additional Information
or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan.
The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statement of Assets and Liabilities.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. Derivative Financial Instruments
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
International Select Dividend
BofA Securities, Inc. .............................................. $ 8,343,078 $ (8,343,078) $ — $ —
Goldman Sachs & Co. LLC ......................................... 36,616,433 (36,616,433) — —
HSBC Bank PLC ................................................ 9,454,460 (9,454,460) — —
J.P. Morgan Securities LLC ......................................... 2,083 (2,083) — —
Morgan Stanley ................................................. 1,119,217 (1,119,217) — —
State Street Bank & Trust Co. ........................................ 122,534 (122,534) — —
UBS AG ...................................................... 1,768,156 (1,768,156) — —
$ 57,425,961 $ (57,425,961)
$ —
$ —
a
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s Statement of Assets and Liabilities.

Notes to Financial Statements
( continued)

Notes to Financial Statements
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the over-the-counter (“OTC”)
market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statement of
Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statement of Assets and Liabilities. Payments received or paid are recorded in the Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
Equity swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Equity swaps are designed to function as direct economic investments in long or short equity positions. This means that the Fund will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation
(depreciation), corporate actions and dividends received and paid. Equity swaps incur interest charges and credits (“financing fees”) related to the notional value of the position. These interest charges and credits are based on a specified benchmark rate plus or minus a spread.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statement of Assets and
Liabilities.  Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a Fund may enter into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master
Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a fund and the counterparty.
Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the schedule[s] of investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from the counterparty are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, the Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral.
Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.

Notes to Financial Statements
(continued)

2026
iShares Annual Financial Statements and Additional Information
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA;
and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statement of Operations does not include acquired fund fees and expenses.
Effective August 29, 2025, BFA has contractually agreed to waive a portion of its management fees in an amount equal to the aggregate Acquired Fund Fees and Expenses, if any, attributable to investments by the Fund in other funds advised by BFA or its affiliates through August 30, 2030. BFA may from time to time voluntarily waive and/or reimburse fees or expenses in order to limit total annual fund operating expenses (excluding acquired fund fees and expenses, if any). Prior to August 29, 2025, BFA had elected to implement a voluntary fee waiver to the Fund in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other
iShares funds.
This amount is included in investment advisory fees waived in the Statement of Operations. For the year ended April 30, 2026, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.
ETF Servicing Fees: The Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Fund does not pay BRIL for ETF Services.
Prior to November 10, 2025, ETF Services were performed by State Street Bank and Trust Company.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A.
(“BTC”), an affiliate of BFA, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury,
managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee.
BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash
Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock
Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares
ETF Complex in that calendar year exceeds a specific threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year
Aggregate Average Daily Net Assets Investment Advisory Fees
First $12 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.5000%
Over $12 billion, up to and including $18 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.475000
Over $18 billion, up to and including $24 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.451250
Over $24 billion, up to and including $30 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.428687
Over $30 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.407253
iShares ETF Amounts Waived
International Select Dividend ............................................................................................................................................. $ 3,028

Notes to Financial Statements
( continued)

Notes to Financial Statements
85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by the Fund is shown as securities lending income – affiliated – net in its Statement of Operations. For the year ended
April 30, 2026, the Fund paid BTC $113,411 for securities lending agent services.
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
For the year ended April 30, 2026, transactions executed by the Fund pursuant to Rule 17a-7 under the 1940 Act were as follows:
The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statement of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. Purchases and Sales
For the year ended April 30, 2026, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the year ended April 30, 2026, in-kind transactions were as follows:
8. Income Tax Information
The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Fund as of April 30, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Fund’s NAV.
The tax character of distributions paid was as follows:
As of April 30, 2026, the tax components of accumulated earnings (loss) were as follows:
For the year ended April 30, 2026, the Fund utilized $507,136,481 of its capital loss carryforwards.
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
International Select Dividend ................................................................
$ 18,639,104 $ 13,077,664 $ 369,786
iShares ETF Purchases Sales
International Select Dividend ................................................................................ $ 2,707,607,191 $ 2,319,843,379
iShares ETF In-kind Purchases In-kind Sales
International Select Dividend .................................................................................. $ 1,340,432,806 $ —
iShares ETF
Year Ended
04/30/26
Year Ended
04/30/25
International Select Dividend
Ordinary income ........................................................................................... $ 316,117,248 $ 247,688,954
iShares ETF
Undistributed
Ordinary Income
Non-Expiring Capital
Loss Carryforwards
(a)
Net Unrealized Gains
(Losses)
(b)
Total
International Select Dividend ..............................................
$ 179,793,565 $ (724,852,120) $ 1,712,336,370 $ 1,167,277,815
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains(losses) on certain futures contracts, the accounting for swap agreements and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.

Notes to Financial Statements
(continued)

2026
iShares Annual Financial Statements and Additional Information
As of April 30, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. Line of Credit
The Fund, along with certain other iShares funds (“Participating Funds”), is a party to a $900 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on October 14, 2026. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S. Federal
Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.
During the year ended April 30, 2026, the Fund did not borrow under the Syndicated Credit Agreement.
10. Principal Risks
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve the Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
International Select Dividend ......................................... $ 6,678,397,375  $ 1,918,939,529  $ (208,716,484) $ 1,710,223,045

Notes to Financial Statements
( continued)

Notes to Financial Statements
The Fund invests a significant portion of its assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several
European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching. In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be, significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
The Fund invests a significant portion of its assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. Capital Share Transactions
Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable.
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Fund using a clearing facility outside of the continuous net settlement process, the Fund, at its sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund
Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, the Fund’s custodian, and the Fund. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the
Fund may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statement of Assets and Liabilities.
12. Foreign Withholding Tax Claims
Certain of the outstanding foreign tax reclaims are not deemed by the Fund to meet the recognition criteria under U.S. GAAP as of April 30, 2026 and have not been recorded in the applicable Fund’s net asset value. The recognition by the Fund of these amounts would have a positive impact on the applicable Fund's performance. If a Fund receives a tax refund that has not been previously recorded, investors in the Fund at the time the claim is successful will benefit from any resulting increase in the Fund’s
NAV. Investors who sold their shares prior to such time will not benefit from such NAV increase.
The Internal Revenue Service (“IRS”) has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld.
Year Ended
04/30/26
Year Ended
04/30/25
iShares ETF Shares Amount Shares Amount
International Select Dividend
Shares sold .......................................................... 45,900,000  $ 1,784,196,196  7,300,000  $ 225,294,271
Shares redeemed ...................................................... —  —  (8,650,000) (242,390,936)
45,900,000  $ 1,784,196,196  (1,350,000) $ (17,096,665)

Notes to Financial Statements
(continued)

2026
iShares Annual Financial Statements and Additional Information
Assuming there are sufficient foreign taxes paid which the Fund is able to pass through to shareholders as a foreign tax credit in the current year, the Fund will be able to offset the prior years’ withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Fund.
13. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of iShares Trust and Shareholders of iShares International Select Dividend ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of iShares International Select Dividend ETF (one of the funds constituting iShares Trust, referred to hereafter as the "Fund") as of April 30, 2026, the related statement of operations for the year ended April 30, 2026, the statements of changes in net assets for each of the two years in the period ended April 30, 2026, including the related notes, and the financial highlights for each of the five years in the period ended April 30, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of April 30, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended April
30, 2026 and the financial highlights for each of the five years in the period ended April 30, 2026 in conformity with accounting principles generally accepted in the United
States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of April 30, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
June 22, 2026
We have served as the auditor of one or more BlackRock investment companies since 2000.

Important Tax Information
(unaudited)

2026
iShares Annual Financial Statements and Additional Information
The following amount, or maximum amount allowable by law, is hereby designated as qualified dividend income for individuals for the fiscal year ended April 30, 2026:
The Fund intends to pass through to its shareholders the following amount, or maximum amount allowable by law, of foreign source income earned and foreign taxes paid for the fiscal year ended April 30, 2026:
iShares ETF
Qualified Dividend
Income
International Select Dividend .................................................................................................... $ 366,990,622
iShares ETF
Foreign Source
Income Earned Foreign Taxes Paid
International Select Dividend ..................................................................................
$ 411,512,631 $ 28,447,279

Additional Information

Additional Information
Premium/Discount Information
Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com .
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
Go to icsdelivery.com .
If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Fund, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Fund from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com .

Glossary of Terms Used in these Financial Statements

2026
iShares Annual Financial Statements and Additional Information
Portfolio Abbreviation
1D ESTR EUR - 1D Euro Short Term Rate
1D SONIA GBP - 1D Sterling Overnight Index Average
NVS Non-Voting Shares

Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.
©2026 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

April 30, 2026
2026 Annual Financial Statements and
Additional Information
iShares Trust
iShares Dow Jones U.S. ETF | IYY | NYSE Arca
iShares ESG MSCI KLD 400 ETF | DSI | NYSE Arca
iShares ESG Optimized MSCI USA ETF | SUSA | NYSE Arca
iShares U.S. Basic Materials ETF | IYM | NYSE Arca
iShares U.S. Consumer Discretionary ETF | IYC | NYSE Arca
iShares U.S. Consumer Staples ETF | IYK | NYSE Arca
iShares U.S. Energy ETF | IYE | NYSE Arca
iShares U.S. Financial Services ETF | IYG | NYSE Arca
iShares U.S. Financials ETF | IYF | NYSE Arca
iShares U.S. Healthcare ETF | IYH | NYSE Arca
iShares U.S. Industrials ETF | IYJ | Cboe BZX Exchange
iShares U.S. Technology ETF | IYW | NYSE Arca
iShares U.S. Transportation ETF | IYT | Cboe BZX Exchange
iShares U.S. Utilities ETF | IDU | NYSE Arca

Page
2

Important Tax Information
(unaudited)
................................................................................................. 104
Additional Information .................................................................................................... 105
Glossary of Terms Used in these Financial Statements ................................................................................ 106

iShares
®
Dow Jones U.S. ETF
Schedule of Investments
April 30, 2026
(Percentages shown are based on Net Assets)
3
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  2 .2%
AeroVironment, Inc.
(a)
...................... 1,362 $ 265,617
ATI, Inc.
(a)
.............................. 5,850 909,441
Axon Enterprise, Inc.
(a)
..................... 3,361 1,350,315
Boeing Co. (The)
(a)
........................ 33,719 7,722,663
BWX Technologies, Inc. .................... 3,990 863,396
Carpenter Technology Corp. ................. 2,134 913,779
Curtiss-Wright Corp. ....................... 1,581 1,138,636
FTAI Aviation Ltd. ......................... 4,375 1,092,306
General Dynamics Corp. .................... 10,934 3,764,576
General Electric Co. ....................... 45,082 13,070,624
HEICO Corp. ........................... 1,684 454,545
HEICO Corp. , Class A ...................... 3,349 700,008
Hexcel Corp. ............................ 3,313 310,991
Howmet Aerospace, Inc. .................... 17,194 4,178,830
Huntington Ingalls Industries, Inc. .............. 1,716 625,122
L3Harris Technologies, Inc. .................. 8,035 2,575,619
Leonardo DRS, Inc. ....................... 3,304 134,242
Lockheed Martin Corp. ..................... 8,685 4,498,569
Northrop Grumman Corp. ................... 5,751 3,332,590
Rocket Lab Corp.
(a)
....................... 20,159 1,663,319
RTX Corp. ............................. 57,721 10,162,937
Textron, Inc. ............................ 7,722 741,003
TransDigm Group, Inc. ..................... 2,413 2,799,032
Woodward, Inc. .......................... 2,591 940,507
64,208,667
a
Air Freight & Logistics  —  0 .3%
CH Robinson Worldwide, Inc. ................ 4,991 907,414
Expeditors International of Washington, Inc. ....... 5,790 856,283
FedEx Corp. ............................ 9,292 3,747,556
GXO Logistics, Inc.
(a)
...................... 5,021 286,850
United Parcel Service, Inc. , Class B ............ 31,693 3,448,198
9,246,301
a
Automobile Components  —  0 .1%
Aptiv PLC
(a)
............................. 9,343 563,009
Autoliv, Inc. ............................. 3,172 367,730
BorgWarner, Inc. ......................... 9,179 522,928
Gentex Corp. ........................... 9,846 227,541
Lear Corp. ............................. 2,275 289,221
Mobileye Global, Inc. , Class A
(a) (b)
.............. 6,458 56,120
Versigent PLC
(a)
.......................... 3,114 108,896
2,135,445
a
Automobiles  —  1 .8%
Ford Motor Co. .......................... 167,954 2,028,884
General Motors Co. ....................... 38,781 2,981,871
Lucid Group, Inc.
(a) (b)
....................... 4,848 30,882
Rivian Automotive, Inc. , Class A
(a)
.............. 35,180 576,952
Tesla, Inc.
(a)
............................. 120,847 46,118,841
Thor Industries, Inc. ....................... 2,323 183,610
51,921,040
a
Banks  —  3 .5%
Bank of America Corp. ..................... 285,184 15,245,937
Bank OZK ............................. 4,577 220,428
BOK Financial Corp. ....................... 962 128,706
Citigroup, Inc. ........................... 74,972 9,594,917
Citizens Financial Group, Inc. ................ 18,658 1,213,703
Commerce Bancshares, Inc. ................. 5,713 297,247
Cullen/Frost Bankers, Inc. ................... 2,713 393,195
East West Bancorp, Inc. .................... 5,826 736,814
Fifth Third Bancorp ....................... 38,353 1,946,798
Security Shares Value
a
Banks (continued)
First Citizens BancShares, Inc. , Class A .......... 432 $ 857,010
First Financial Bankshares, Inc. ............... 5,368 173,225
First Horizon Corp. ........................ 21,601 539,161
FNB Corp. ............................. 15,150 270,428
Glacier Bancorp, Inc. ...................... 5,509 270,216
Home BancShares, Inc. .................... 7,968 214,100
Huntington Bancshares, Inc. ................. 87,254 1,462,377
JPMorgan Chase & Co. .................... 115,852 36,288,322
KeyCorp ............................... 39,903 882,255
M&T Bank Corp. ......................... 6,556 1,433,338
Pinnacle Financial Partners, Inc. ............... 6,566 649,640
PNC Financial Services Group, Inc. (The) ........ 17,328 3,864,144
Popular, Inc. ............................ 3,003 451,441
Prosperity Bancshares, Inc. .................. 4,009 279,227
Regions Financial Corp. .................... 38,021 1,085,500
SOUTHSTATE BANK CORP. ................. 4,198 410,019
Truist Financial Corp. ...................... 54,606 2,812,209
U.S. Bancorp ........................... 66,568 3,771,743
UMB Financial Corp. ...................... 3,125 394,281
United Bankshares, Inc. .................... 5,921 259,399
Valley National Bancorp .................... 20,033 271,848
Webster Financial Corp. .................... 7,091 513,105
Wells Fargo & Co. ........................ 132,676 10,909,948
Western Alliance Bancorp ................... 4,621 376,796
Wintrust Financial Corp. .................... 2,815 423,855
Zions Bancorp NA ........................ 6,341 402,146
99,043,478
a
Beverages  —  1 .0%
Brown-Forman Corp. , Class A ................ 2,318 60,917
Brown-Forman Corp. , Class B , NVS ............ 7,792 200,800
Celsius Holdings, Inc.
(a) (b)
.................... 6,878 230,894
Coca-Cola Co. (The) ...................... 166,223 13,091,723
Coca-Cola Consolidated, Inc. ................. 2,425 497,295
Constellation Brands, Inc. , Class A ............. 6,112 957,017
Keurig Dr Pepper, Inc. ..................... 58,149 1,709,581
Molson Coors Beverage Co. , Class B ........... 7,526 321,661
Monster Beverage Corp.
(a)
................... 30,517 2,351,945
National Beverage Corp.
(a)
................... 1,026 35,110
PepsiCo, Inc. ........................... 58,788 9,317,310
Primo Brands Corp. ....................... 10,875 221,633
28,995,886
a
Biotechnology  —  1 .8%
AbbVie, Inc. ............................ 75,884 16,035,807
Alkermes PLC
(a)
.......................... 7,081 238,700
Alnylam Pharmaceuticals, Inc.
(a)
............... 5,667 1,753,880
Amgen, Inc. ............................ 23,120 8,005,300
Biogen, Inc.
(a)
........................... 6,270 1,186,786
BioMarin Pharmaceutical, Inc.
(a)
............... 8,084 435,808
CRISPR Therapeutics AG
(a) (b)
................. 3,659 191,512
Exelixis, Inc.
(a)
........................... 11,548 513,424
Gilead Sciences, Inc. ...................... 53,335 6,978,351
Halozyme Therapeutics, Inc.
(a)
................ 5,306 337,780
Incyte Corp.
(a)
........................... 7,114 677,751
Insmed, Inc.
(a)
........................... 9,213 1,256,008
Ionis Pharmaceuticals, Inc.
(a)
................. 6,947 519,358
Moderna, Inc.
(a)
.......................... 14,923 685,563
Natera, Inc.
(a)
........................... 6,000 1,236,960
Neurocrine Biosciences, Inc.
(a)
................ 4,201 553,146
Regeneron Pharmaceuticals, Inc. .............. 4,323 3,056,620
Roivant Sciences Ltd.
(a)
..................... 18,690 533,226
Summit Therapeutics, Inc.
(a) (b)
................. 6,361 136,507
United Therapeutics Corp.
(a)
.................. 1,846 1,054,712

Schedule of Investments
(continued)
April 30, 2026
iShares
®
Dow Jones U.S. ETF
(Percentages shown are based on Net Assets)
4
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Biotechnology (continued)
Vaxcyte, Inc.
(a) (b)
.......................... 5,505 $ 315,106
Vertex Pharmaceuticals, Inc.
(a)
................ 10,944 4,677,247
50,379,552
a
Broadline Retail  —  4 .0%
Amazon.com, Inc.
(a)
....................... 419,751 111,259,200
Coupang, Inc. , Class A
(a)
.................... 57,749 1,153,825
eBay, Inc. .............................. 19,492 2,017,032
Etsy, Inc.
(a)
............................. 4,243 272,995
Ollie's Bargain Outlet Holdings, Inc.
(a)
........... 2,640 228,386
114,931,438
a
Building Products  —  0 .6%
A O Smith Corp. ......................... 5,045 311,983
Advanced Drainage Systems, Inc. ............. 2,959 441,631
Allegion PLC ............................ 3,776 519,124
Armstrong World Industries, Inc. ............... 1,944 331,238
Builders FirstSource, Inc.
(a) (b)
................. 4,742 375,045
Carlisle Companies, Inc. .................... 1,762 625,968
Carrier Global Corp. ....................... 34,121 2,291,908
Fortune Brands Innovations, Inc. .............. 5,253 212,957
Johnson Controls International PLC ............ 26,211 3,827,592
Lennox International, Inc. ................... 1,354 724,241
Masco Corp. ............................ 8,916 640,347
Owens Corning .......................... 3,526 434,897
Simpson Manufacturing Co., Inc. .............. 1,834 349,799
Trane Technologies PLC .................... 9,534 4,695,876
Trex Co., Inc.
(a)
.......................... 4,780 187,376
UFP Industries, Inc. ....................... 2,612 233,748
Zurn Elkay Water Solutions Corp. .............. 6,178 321,009
16,524,739
a
Capital Markets  —  3 .1%
Affiliated Managers Group, Inc. ............... 1,180 347,711
Ameriprise Financial, Inc. ................... 3,917 1,859,752
Ares Management Corp. , Class A .............. 8,839 1,037,699
Bank of New York Mellon Corp. (The) ........... 29,527 3,967,543
BlackRock, Inc.
(c)
......................... 6,193 6,599,261
Blackstone, Inc. .......................... 32,120 4,033,630
Blue Owl Capital, Inc. ...................... 26,481 258,190
Carlyle Group, Inc. (The) .................... 11,150 558,281
Cboe Global Markets, Inc. ................... 4,461 1,338,702
Charles Schwab Corp. (The) ................. 71,921 6,590,841
CME Group, Inc. , Class A ................... 15,549 4,475,313
Coinbase Global, Inc. , Class A
(a)
............... 9,570 1,796,959
Evercore, Inc. , Class A ..................... 1,653 531,092
FactSet Research Systems, Inc. ............... 1,647 374,824
Franklin Resources, Inc. .................... 12,895 386,463
Galaxy Digital, Inc. , Class A
(a) (b)
............... 8,250 226,380
Goldman Sachs Group, Inc. (The) ............. 12,894 11,911,090
Hamilton Lane, Inc. , Class A ................. 1,656 152,336
Houlihan Lokey, Inc. , Class A ................. 2,284 353,449
Interactive Brokers Group, Inc. , Class A .......... 19,098 1,518,291
Intercontinental Exchange, Inc. ............... 24,336 3,847,278
Invesco Ltd. ............................ 19,278 505,276
Janus Henderson Group PLC ................ 5,613 289,687
Jefferies Financial Group, Inc. ................ 6,952 335,225
KKR & Co., Inc. .......................... 29,371 3,064,570
Lazard, Inc. , Class A ....................... 4,820 233,770
LPL Financial Holdings, Inc. .................. 3,457 1,155,087
MarketAxess Holdings, Inc. .................. 1,619 254,491
Moody's Corp. ........................... 6,602 3,049,134
Morgan Stanley .......................... 51,753 9,863,604
Morningstar, Inc. ......................... 1,021 172,253
MSCI, Inc. , Class A ....................... 3,151 1,863,533
Security Shares Value
a
Capital Markets (continued)
Nasdaq, Inc. ............................ 19,407 $ 1,783,697
Northern Trust Corp. ....................... 8,187 1,361,826
Raymond James Financial, Inc. ............... 7,597 1,202,757
Robinhood Markets, Inc. , Class A
(a)
............. 33,725 2,458,215
S&P Global, Inc. ......................... 13,128 5,661,187
SEI Investments Co. ....................... 3,918 355,284
State Street Corp. ........................ 11,978 1,830,718
Stifel Financial Corp. ...................... 6,409 505,093
T Rowe Price Group, Inc. ................... 9,406 967,689
TPG, Inc. , Class A ........................ 5,507 240,215
Tradeweb Markets, Inc. , Class A ............... 4,998 566,024
Virtu Financial, Inc. , Class A .................. 3,356 166,659
90,051,079
a
Chemicals  —  1 .1%
Air Products and Chemicals, Inc. .............. 9,613 2,884,381
Albemarle Corp. ......................... 5,033 989,991
Axalta Coating Systems Ltd.
(a)
................ 9,504 270,294
Celanese Corp. .......................... 4,678 316,981
CF Industries Holdings, Inc. .................. 6,684 830,153
Corteva, Inc. ............................ 28,878 2,339,407
Dow, Inc. .............................. 30,575 1,237,982
DuPont de Nemours, Inc. ................... 18,058 824,528
Eastman Chemical Co. ..................... 5,003 365,669
Ecolab, Inc. ............................ 10,948 2,853,049
Element Solutions, Inc. ..................... 9,785 416,743
FMC Corp. ............................. 5,418 83,329
International Flavors & Fragrances, Inc. .......... 10,970 770,094
Linde PLC ............................. 20,058 10,051,866
LyondellBasell Industries N.V. , Class A .......... 10,997 820,376
Mosaic Co. (The) ......................... 13,258 308,514
NewMarket Corp. ......................... 342 231,062
PPG Industries, Inc. ....................... 9,660 1,048,110
RPM International, Inc. ..................... 5,534 563,859
Sherwin-Williams Co. (The) .................. 9,942 3,197,446
Solstice Advanced Materials, Inc. .............. 6,795 556,850
Westlake Corp. .......................... 1,360 156,781
31,117,465
a
Commercial Services & Supplies  —  0 .5%
Cintas Corp. ............................ 14,665 2,562,122
Clean Harbors, Inc.
(a)
...................... 2,178 681,017
Copart, Inc.
(a)
........................... 38,187 1,264,372
MSA Safety, Inc. ......................... 1,558 259,236
RB Global, Inc.
(b)
......................... 7,995 833,879
Republic Services, Inc. , Class A ............... 8,578 1,794,689
Rollins, Inc. ............................. 12,584 701,306
Tetra Tech, Inc. .......................... 11,575 374,104
Veralto Corp. ............................ 10,582 933,332
Waste Management, Inc. .................... 15,984 3,717,079
13,121,136
a
Communications Equipment  —  1 .2%
Arista Networks, Inc.
(a)
..................... 44,418 7,671,433
Ciena Corp.
(a)
........................... 6,072 3,203,466
Cisco Systems, Inc. ....................... 169,509 15,510,073
F5, Inc.
(a)
.............................. 2,456 795,498
Lumentum Holdings, Inc.
(a)
.................. 3,074 2,773,732
Motorola Solutions, Inc. .................... 7,120 3,125,894
Ubiquiti, Inc. ............................ 186 188,234
33,268,330
a
Construction & Engineering  —  0 .4%
AECOM ............................... 5,796 487,443
API Group Corp.
(a)
........................ 16,462 752,643

iShares
®
Dow Jones U.S. ETF
Schedule of Investments
(continued)
April 30, 2026
(Percentages shown are based on Net Assets)
5
Schedule of Investments
Security Shares Value
a
Construction & Engineering (continued)
Comfort Systems USA, Inc. .................. 1,515 $ 2,787,979
EMCOR Group, Inc. ....................... 1,920 1,712,006
Fluor Corp.
(a)
............................ 7,334 391,269
MasTec, Inc.
(a)
........................... 2,632 1,037,140
Quanta Services, Inc. ...................... 6,410 4,665,006
Valmont Industries, Inc. ..................... 831 422,181
WillScot Holdings Corp. .................... 8,230 186,327
12,441,994
a
Construction Materials  —  0 .3%
Amrize Ltd.
(a)
............................ 22,022 1,184,343
CRH PLC .............................. 28,738 3,403,154
Eagle Materials, Inc. ....................... 1,428 300,037
Martin Marietta Materials, Inc. ................ 2,575 1,594,105
Vulcan Materials Co. ...................... 5,654 1,706,038
8,187,677
a
Consumer Finance  —  0 .6%
Ally Financial, Inc. ........................ 11,797 523,669
American Express Co. ..................... 23,045 7,444,687
Capital One Financial Corp. .................. 26,818 5,130,283
Credit Acceptance Corp.
(a) (b)
.................. 265 133,801
FirstCash Holdings, Inc. .................... 1,662 362,682
OneMain Holdings, Inc. , Class A ............... 5,240 307,955
SLM Corp. ............................. 8,612 198,765
SoFi Technologies, Inc.
(a)
.................... 54,058 870,334
Synchrony Financial ....................... 14,911 1,136,218
16,108,394
a
Consumer Staples Distribution & Retail  —  2 .0%
Albertsons Companies, Inc. , Class A ............ 17,235 290,410
BJ's Wholesale Club Holdings, Inc.
(a)
............ 5,560 522,029
Casey's General Stores, Inc. ................. 1,592 1,308,863
Costco Wholesale Corp. .................... 19,072 19,349,116
Dollar General Corp. ...................... 9,489 1,099,585
Dollar Tree, Inc.
(a)
......................... 8,063 782,998
Kroger Co. (The) ......................... 24,979 1,700,321
Maplebear, Inc.
(a)
......................... 7,895 334,353
Performance Food Group Co.
(a)
............... 6,563 594,345
Sprouts Farmers Market, Inc.
(a) (b)
.............. 4,199 343,688
Sysco Corp. ............................ 20,423 1,525,802
Target Corp. ............................ 19,376 2,514,036
U.S. Foods Holding Corp.
(a)
.................. 9,618 899,187
Walmart, Inc. ............................ 188,213 24,830,941
56,095,674
a
Containers & Packaging  —  0 .2%
Amcor PLC ............................. 19,539 743,264
AptarGroup, Inc. ......................... 2,911 360,032
Avery Dennison Corp. ...................... 3,312 542,936
Ball Corp. .............................. 11,482 701,321
Crown Holdings, Inc. ...................... 4,863 478,082
Graphic Packaging Holding Co. ............... 13,047 124,338
International Paper Co. ..................... 22,777 692,876
Packaging Corp. of America ................. 3,798 810,683
Silgan Holdings, Inc. ....................... 3,511 142,371
Smurfit Westrock PLC ..................... 22,354 858,170
Sonoco Products Co. ...................... 4,174 208,533
5,662,606
a
Distributors  —  0 .0%
Genuine Parts Co. ........................ 5,978 641,021
LKQ Corp. ............................. 11,438 361,212
Pool Corp. ............................. 1,406 299,928
1,302,161
a
Security Shares Value
a
Diversified Consumer Services  —  0 .1%
ADT, Inc. .............................. 21,954 $ 165,314
Bright Horizons Family Solutions, Inc.
(a)
.......... 2,491 202,045
Duolingo, Inc. , Class A
(a)
.................... 1,685 185,519
Grand Canyon Education, Inc.
(a)
............... 1,234 208,632
H&R Block, Inc. .......................... 5,646 179,148
Liberty Live Holdings, Inc. , Class A
(a)
............ 837 76,343
Liberty Live Holdings, Inc. , Class C , NVS
(a)
........ 1,956 183,081
Service Corp. International .................. 6,002 486,342
1,686,424
a
Diversified REITs  —  0 .0%
WP Carey, Inc. .......................... 9,252 674,748
a
Diversified Telecommunication Services  —  0 .7%
AST SpaceMobile, Inc.
(a) (b)
................... 10,689 789,917
AT&T, Inc. .............................. 300,336 7,847,780
Comcast Corp. , Class A .................... 153,947 4,162,727
Verizon Communications, Inc. ................ 181,061 8,696,360
21,496,784
a
Electric Utilities  —  1 .5%
Alliant Energy Corp. ....................... 11,040 810,667
American Electric Power Co., Inc. .............. 23,223 3,184,106
Constellation Energy Corp. .................. 13,375 4,186,375
Duke Energy Corp. ....................... 33,446 4,332,929
Edison International ....................... 16,434 1,141,999
Entergy Corp. ........................... 19,407 2,288,279
Evergy, Inc. ............................. 9,734 806,365
Eversource Energy ....................... 16,023 1,132,826
Exelon Corp. ............................ 43,986 2,022,916
FirstEnergy Corp. ........................ 22,483 1,068,392
IDACORP, Inc. .......................... 2,340 345,712
NextEra Energy, Inc. ...................... 89,607 8,770,733
NRG Energy, Inc. ......................... 9,111 1,417,489
OGE Energy Corp. ........................ 8,516 415,581
Oklo, Inc. , Class A
(a) (b)
...................... 5,344 387,440
PG&E Corp. ............................ 94,754 1,574,812
Pinnacle West Capital Corp. ................. 5,123 531,358
Portland General Electric Co. ................. 4,546 236,074
PPL Corp. ............................. 32,085 1,201,262
Southern Co. (The) ....................... 47,303 4,574,200
TXNM Energy, Inc. ........................ 4,204 248,288
Xcel Energy, Inc. ......................... 25,321 2,100,377
42,778,180
a
Electrical Equipment  —  1 .3%
Acuity, Inc. ............................. 1,274 369,167
AMETEK, Inc. ........................... 9,923 2,336,866
Eaton Corp. PLC ......................... 16,667 7,216,978
Emerson Electric Co. ...................... 24,122 3,387,694
GE Vernova, Inc. ......................... 11,592 12,559,468
Generac Holdings, Inc.
(a)
.................... 2,557 662,851
Hubbell, Inc. ............................ 2,268 1,152,530
Nextpower, Inc. , Class A
(a)
................... 6,147 732,292
NuScale Power Corp.
(a)
..................... 5,610 69,901
nVent Electric PLC ........................ 6,891 984,724
Regal Rexnord Corp. ...................... 2,897 622,942
Rockwell Automation, Inc. ................... 4,839 1,978,715
Sensata Technologies Holding PLC ............ 6,515 271,285
Vertiv Holdings Co. , Class A ................. 16,480 5,413,515
37,758,928
a
Electronic Equipment, Instruments & Components  —  1 .1%
Amphenol Corp. , Class A ................... 52,736 7,766,431
Arrow Electronics, Inc.
(a)
.................... 2,152 404,210
Avnet, Inc. ............................. 3,579 295,303

Schedule of Investments
(continued)
April 30, 2026
iShares
®
Dow Jones U.S. ETF
(Percentages shown are based on Net Assets)
6
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Electronic Equipment, Instruments & Components (continued)
CDW Corp. ............................. 5,648 $ 773,268
Cognex Corp. ........................... 7,389 410,163
Coherent Corp.
(a)
......................... 8,042 2,571,108
Corning, Inc. ............................ 33,605 5,519,285
Fabrinet
(a)
.............................. 1,551 1,060,062
Flex Ltd.
(a)
.............................. 15,969 1,461,962
Jabil, Inc. .............................. 4,561 1,539,292
Keysight Technologies, Inc.
(a)
................. 7,347 2,570,789
Littelfuse, Inc. ........................... 1,041 420,741
Ralliant Corp. ........................... 4,940 224,474
TD SYNNEX Corp. ........................ 3,158 720,592
TE Connectivity PLC ...................... 12,528 2,651,676
Teledyne Technologies, Inc.
(a)
................. 1,996 1,289,117
Vontier Corp. ............................ 6,458 231,713
Zebra Technologies Corp. , Class A
(a) (b)
........... 2,190 495,509
30,405,695
a
Energy Equipment & Services  —  0 .4%
Baker Hughes Co. ........................ 42,330 2,949,131
Halliburton Co. .......................... 36,502 1,544,035
Noble Corp. PLC ......................... 5,315 271,224
NOV, Inc. .............................. 16,492 337,426
SLB Ltd. ............................... 64,286 3,656,588
TechnipFMC PLC ........................ 17,332 1,309,779
10,068,183
a
Entertainment  —  1 .3%
Electronic Arts, Inc. ....................... 9,641 1,951,049
Liberty Media Corp.-Liberty Formula One , Series A
(a) (b)
988 78,249
Liberty Media Corp.-Liberty Formula One , Series C ,
NVS
(a)
............................... 9,704 834,059
Live Nation Entertainment, Inc.
(a)
.............. 6,714 1,060,409
Madison Square Garden Sports Corp.
(a)
.......... 737 252,393
Netflix, Inc.
(a)
............................ 181,408 16,981,603
ROBLOX Corp. , Class A
(a)
................... 28,571 1,578,834
Roku, Inc. , Class A
(a)
...................... 5,639 657,282
Take-Two Interactive Software, Inc.
(a)
............ 7,424 1,586,954
TKO Group Holdings, Inc. ................... 2,843 529,054
Walt Disney Co. (The) ..................... 76,002 7,885,208
Warner Bros Discovery, Inc. , Series A
(a)
.......... 106,979 2,893,782
Warner Music Group Corp. , Class A ............ 5,912 167,132
36,456,008
a
Financial Services  —  3 .3%
Affirm Holdings, Inc. , Class A
(a)
................ 12,436 799,386
Apollo Global Management, Inc. ............... 19,914 2,563,330
Berkshire Hathaway, Inc. , Class B
(a)
............ 78,793 37,316,365
Block, Inc. , Class A
(a)
...................... 23,529 1,659,030
Corebridge Financial, Inc. ................... 3,049 83,970
Corpay, Inc.
(a) (b)
.......................... 3,049 934,427
Equitable Holdings, Inc. .................... 12,090 510,198
Essent Group Ltd. ........................ 4,352 263,383
Fidelity National Information Services, Inc. ........ 22,209 1,033,385
Fiserv, Inc.
(a)
............................ 23,273 1,458,053
Global Payments, Inc. ..................... 10,154 730,682
Jack Henry & Associates, Inc. ................ 3,127 480,776
Mastercard, Inc. , Class A .................... 34,989 17,596,668
MGIC Investment Corp. .................... 10,190 269,831
PayPal Holdings, Inc. ...................... 39,497 1,980,380
Radian Group, Inc. ........................ 6,116 219,136
Rocket Companies, Inc. , Class A
(a)
............. 42,350 619,157
Shift4 Payments, Inc. , Class A
(a) (b)
.............. 2,907 128,722
Toast, Inc. , Class A
(a)
...................... 19,869 566,664
UWM Holdings Corp. ...................... 10,747 38,044
Visa, Inc. , Class A ........................ 72,293 23,845,123
Security Shares Value
a
Financial Services (continued)
Voya Financial, Inc. ....................... 4,346 $ 356,198
WEX, Inc.
(a)
............................. 1,468 220,684
93,673,592
a
Food Products  —  0 .4%
Archer-Daniels-Midland Co. .................. 20,487 1,527,101
Bunge Global SA ......................... 5,783 734,846
Campbell's Company (The) .................. 8,607 178,940
Conagra Brands, Inc. ...................... 20,388 292,568
Darling Ingredients, Inc.
(a)
................... 6,763 434,387
General Mills, Inc. ........................ 22,892 808,316
Hershey Co. (The) ........................ 6,296 1,169,419
Hormel Foods Corp. ....................... 12,278 263,609
Ingredion, Inc. ........................... 2,698 301,474
J M Smucker Co. (The) ..................... 4,555 446,527
Kraft Heinz Co. (The) ...................... 36,484 826,727
Lamb Weston Holdings, Inc. ................. 6,181 269,183
Marzetti Company (The) .................... 873 113,734
McCormick & Co., Inc. , NVS ................. 10,811 549,631
Mondelez International, Inc. , Class A ............ 55,325 3,399,168
Pilgrim's Pride Corp. ....................... 1,552 51,371
Post Holdings, Inc.
(a) (b)
...................... 1,809 189,493
Tyson Foods, Inc. , Class A .................. 12,122 776,657
12,333,151
a
Gas Utilities  —  0 .1%
Atmos Energy Corp. ....................... 7,097 1,348,288
National Fuel Gas Co. ..................... 4,048 341,570
New Jersey Resources Corp. ................. 4,221 237,685
ONE Gas, Inc. ........................... 2,468 220,195
Southwest Gas Holdings, Inc. ................ 2,554 240,204
Spire, Inc. .............................. 2,540 231,597
UGI Corp. .............................. 9,067 327,228
2,946,767
a
Ground Transportation  —  0 .9%
Avis Budget Group, Inc.
(a) (b)
.................. 664 119,965
CSX Corp. ............................. 79,814 3,625,950
JB Hunt Transport Services, Inc. .............. 3,245 816,215
Knight-Swift Transportation Holdings, Inc. , Class A .. 6,950 451,055
Landstar System, Inc. ...................... 1,511 278,130
Lyft, Inc. , Class A
(a)
........................ 17,036 241,059
Norfolk Southern Corp. ..................... 9,639 3,044,285
Old Dominion Freight Line, Inc. ............... 7,897 1,677,560
Saia, Inc.
(a)
............................. 1,113 499,537
Uber Technologies, Inc.
(a)
................... 88,296 6,587,764
U-Haul Holding Co.
(a) (b)
..................... 419 21,520
U-Haul Holding Co. , Series N , NVS ............. 4,227 201,585
Union Pacific Corp. ....................... 25,504 6,872,818
XPO, Inc.
(a)
............................. 5,028 1,106,814
25,544,257
a
Health Care Equipment & Supplies  —  1 .5%
Abbott Laboratories ....................... 74,695 6,781,559
Align Technology, Inc.
(a)
..................... 2,828 497,756
Baxter International, Inc. .................... 21,625 380,168
Becton Dickinson & Co. .................... 12,284 1,830,807
Boston Scientific Corp.
(a)
.................... 63,792 3,675,057
Cooper Companies, Inc. (The)
(a)
............... 8,474 533,015
Dexcom, Inc.
(a)
.......................... 16,574 986,982
Edwards Lifesciences Corp.
(a)
................ 24,888 2,078,148
GE HealthCare Technologies, Inc. ............. 19,498 1,186,258
Globus Medical, Inc. , Class A
(a)
............... 4,964 447,654
IDEXX Laboratories, Inc.
(a)
................... 3,409 1,911,767
Insulet Corp.
(a)
........................... 3,033 522,101

iShares
®
Dow Jones U.S. ETF
Schedule of Investments
(continued)
April 30, 2026
(Percentages shown are based on Net Assets)
7
Schedule of Investments
Security Shares Value
a
Health Care Equipment & Supplies (continued)
Intuitive Surgical, Inc.
(a)
..................... 15,262 $ 6,984,044
Masimo Corp.
(a)
.......................... 1,881 335,627
Medline, Inc. , Class A
(a) (b)
.................... 14,054 624,981
Medtronic PLC .......................... 54,960 4,450,111
Penumbra, Inc.
(a)
......................... 1,690 551,751
ResMed, Inc. ........................... 6,256 1,337,595
Solventum Corp.
(a)
........................ 6,321 425,783
STERIS PLC ............................ 4,239 919,354
Stryker Corp. ........................... 14,840 4,676,529
Teleflex, Inc. ............................ 1,989 246,457
Zimmer Biomet Holdings, Inc. ................ 8,433 695,132
42,078,636
a
Health Care Providers & Services  —  1 .6%
Cardinal Health, Inc. ....................... 10,095 1,947,124
Cencora, Inc. ........................... 8,386 2,582,972
Centene Corp.
(a)
......................... 19,976 1,072,512
Chemed Corp. ........................... 586 249,038
Cigna Group (The) ........................ 11,302 3,284,135
CVS Health Corp. ........................ 54,628 4,549,966
DaVita, Inc.
(a)
............................ 1,530 237,364
Elevance Health, Inc. ...................... 9,532 3,588,035
Encompass Health Corp. ................... 4,309 430,900
Ensign Group, Inc. (The) .................... 2,425 452,723
Guardant Health, Inc.
(a)
..................... 5,557 483,904
HCA Healthcare, Inc. ...................... 6,714 2,916,897
HealthEquity, Inc.
(a)
........................ 3,742 306,956
Henry Schein, Inc.
(a)
....................... 4,415 329,315
Hims & Hers Health, Inc.
(a) (b)
.................. 8,852 240,509
Humana, Inc. ........................... 5,188 1,226,651
Labcorp Holdings, Inc. ..................... 3,543 909,842
McKesson Corp. ......................... 5,255 4,283,876
Molina Healthcare, Inc.
(a)
.................... 2,175 423,299
Option Care Health, Inc.
(a)
................... 7,013 142,574
Quest Diagnostics, Inc. ..................... 4,702 913,128
Tenet Healthcare Corp.
(a)
.................... 3,782 669,868
UnitedHealth Group, Inc. .................... 38,893 14,409,079
Universal Health Services, Inc. , Class B ......... 2,448 411,925
46,062,592
a
Health Care REITs  —  0 .4%
Alexandria Real Estate Equities, Inc. ............ 6,740 273,038
Healthcare Realty Trust, Inc. ................. 14,593 272,889
Healthpeak Properties, Inc. .................. 30,008 485,230
Omega Healthcare Investors, Inc. .............. 12,794 600,934
Sabra Health Care REIT, Inc. ................. 10,200 210,732
Ventas, Inc. ............................ 20,455 1,797,176
Welltower, Inc. ........................... 29,933 6,505,638
10,145,637
a
Health Care Technology  —  0 .0%
Doximity, Inc. , Class A
(a)
.................... 5,708 139,503
Veeva Systems, Inc. , Class A
(a)
............... 6,407 999,300
1,138,803
a
Hotel & Resort REITs  —  0 .0%
Host Hotels & Resorts, Inc. .................. 27,375 578,434
a
Hotels, Restaurants & Leisure  —  1 .7%
Airbnb, Inc. , Class A
(a)
...................... 18,287 2,566,763
Aramark ............................... 11,299 516,251
Booking Holdings, Inc. ..................... 34,556 5,817,848
Boyd Gaming Corp. ....................... 2,380 206,941
Caesars Entertainment, Inc.
(a)
................ 9,226 256,483
Carnival Corp. ........................... 49,342 1,308,056
Cava Group, Inc.
(a)
........................ 4,269 398,767
Security Shares Value
a
Hotels, Restaurants & Leisure (continued)
Chipotle Mexican Grill, Inc. , Class A
(a)
........... 55,875 $ 1,899,191
Choice Hotels International, Inc.
(b)
.............. 902 89,370
Churchill Downs, Inc. ...................... 2,852 288,024
Darden Restaurants, Inc. ................... 4,977 998,187
Domino's Pizza, Inc. ....................... 1,337 453,805
DoorDash, Inc. , Class A
(a)
................... 16,033 2,703,965
DraftKings, Inc. , Class A
(a) (b)
.................. 21,411 499,305
Dutch Bros, Inc. , Class A
(a)
.................. 5,446 313,199
Expedia Group, Inc. ....................... 5,061 1,257,001
Flutter Entertainment PLC , Class DI
(a) (b)
.......... 7,502 809,691
Hilton Worldwide Holdings, Inc. ............... 9,837 3,187,877
Hyatt Hotels Corp. , Class A .................. 1,717 287,718
Las Vegas Sands Corp. .................... 13,225 722,217
Marriott International, Inc. , Class A ............. 9,435 3,412,545
McDonald's Corp. ........................ 30,623 8,990,607
MGM Resorts International
(a)
................. 8,876 345,631
Norwegian Cruise Line Holdings Ltd.
(a) (b)
......... 18,420 334,876
Planet Fitness, Inc. , Class A
(a)
................ 3,509 233,945
Royal Caribbean Cruises Ltd. ................ 10,817 2,853,092
Starbucks Corp. .......................... 48,879 5,148,425
Texas Roadhouse, Inc. , Class A ............... 2,803 451,255
Vail Resorts, Inc. ......................... 1,647 209,466
Viking Holdings Ltd.
(a)
...................... 7,897 646,843
Wingstop, Inc. ........................... 1,257 206,223
Wyndham Hotels & Resorts, Inc. .............. 3,380 275,064
Wynn Resorts Ltd. ........................ 3,615 387,203
Yum! Brands, Inc. ........................ 11,890 1,898,239
49,974,073
a
Household Durables  —  0 .3%
DR Horton, Inc. .......................... 11,676 1,796,469
Garmin Ltd. ............................. 7,005 1,759,236
Lennar Corp. , Class A ...................... 9,393 848,188
Lennar Corp. , Class B ..................... 328 28,988
Mohawk Industries, Inc.
(a)
................... 2,321 245,005
NVR, Inc.
(a)
............................. 124 783,168
PulteGroup, Inc. ......................... 8,447 1,033,575
SharkNinja, Inc.
(a)
......................... 3,079 355,717
Somnigroup International, Inc. ................ 8,811 668,402
Toll Brothers, Inc. ......................... 4,144 589,028
TopBuild Corp.
(a)
......................... 1,220 540,094
Whirlpool Corp. .......................... 2,309 129,443
8,777,313
a
Household Products  —  0 .7%
Church & Dwight Co., Inc. ................... 10,286 998,359
Clorox Co. (The) ......................... 5,246 505,924
Colgate-Palmolive Co. ..................... 34,719 2,963,614
Kimberly-Clark Corp. ...................... 14,184 1,396,131
Procter & Gamble Co. (The) ................. 99,889 14,692,673
Reynolds Consumer Products, Inc. ............. 2,540 53,264
20,609,965
a
Independent Power and Renewable Electricity Producers  —  0 .1%
AES Corp. (The) ......................... 30,929 446,924
Clearway Energy, Inc. , Class A ................ 1,444 58,381
Clearway Energy, Inc. , Class C ............... 3,407 137,507
Talen Energy Corp.
(a)
...................... 1,966 732,178
Vistra Corp. ............................ 13,635 2,152,148
3,527,138
a
Industrial Conglomerates  —  0 .3%
3M Co. ................................ 22,597 3,310,913
Honeywell International, Inc. ................. 27,295 5,850,137
9,161,050
a

Schedule of Investments
(continued)
April 30, 2026
iShares
®
Dow Jones U.S. ETF
(Percentages shown are based on Net Assets)
8
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Industrial REITs  —  0 .3%
Americold Realty Trust, Inc. .................. 11,444 $ 139,960
EastGroup Properties, Inc. .................. 2,223 447,268
First Industrial Realty Trust, Inc. ............... 5,688 352,713
Lineage, Inc. ............................ 2,473 91,204
Prologis, Inc. ............................ 39,911 5,668,160
Rexford Industrial Realty, Inc. ................ 10,133 363,674
STAG Industrial, Inc. ...................... 7,816 301,541
7,364,520
a
Insurance  —  1 .7%
Aflac, Inc. .............................. 20,230 2,299,544
Allstate Corp. (The) ....................... 11,246 2,443,306
American Financial Group, Inc. ............... 3,086 411,271
American International Group, Inc. ............. 23,141 1,730,947
Aon PLC , Class A ........................ 9,227 2,875,594
Arch Capital Group Ltd.
(a)
................... 15,487 1,462,902
Arthur J Gallagher & Co. .................... 10,989 2,268,130
Assurant, Inc. ........................... 2,127 502,546
Axis Capital Holdings Ltd. ................... 3,090 310,267
Brown & Brown, Inc. ....................... 12,545 754,582
Chubb Ltd. ............................. 15,603 5,102,181
Cincinnati Financial Corp. ................... 6,746 1,103,646
CNA Financial Corp. ....................... 1,160 55,947
Erie Indemnity Co. , Class A , NVS .............. 1,063 232,723
Everest Group Ltd. ........................ 1,796 640,741
F&G Annuities & Life, Inc. ................... 1,566 44,850
Fidelity National Financial, Inc. ................ 10,913 570,750
First American Financial Corp. ................ 4,289 300,788
Globe Life, Inc. .......................... 3,398 524,311
Hanover Insurance Group, Inc. (The) ........... 1,542 289,418
Hartford Insurance Group, Inc. (The) ............ 11,966 1,637,068
Kinsale Capital Group, Inc.
(b)
................. 944 305,488
Lincoln National Corp. ..................... 6,391 241,644
Loews Corp. ............................ 7,282 820,026
Markel Group, Inc.
(a)
....................... 544 964,224
Marsh & McLennan Companies, Inc. ............ 20,768 3,483,001
MetLife, Inc. ............................ 23,865 1,911,586
Old Republic International Corp. ............... 10,186 406,931
Primerica, Inc. ........................... 1,416 398,278
Principal Financial Group, Inc. ................ 8,505 858,239
Progressive Corp. (The) .................... 25,081 5,048,304
Prudential Financial, Inc. .................... 15,167 1,488,034
Reinsurance Group of America, Inc. ............ 2,773 586,379
RenaissanceRe Holdings Ltd. ................ 1,865 572,499
RLI Corp. .............................. 3,932 203,560
Ryan Specialty Holdings, Inc. , Class A ........... 4,598 159,872
Selective Insurance Group, Inc. ............... 2,545 213,653
Travelers Companies, Inc. (The) ............... 9,278 2,831,089
Unum Group ............................ 6,688 537,581
W R Berkley Corp. ........................ 12,957 865,916
White Mountains Insurance Group Ltd. .......... 102 227,663
Willis Towers Watson PLC ................... 4,088 1,047,346
48,732,825
a
Interactive Media & Services  —  8 .1%
Alphabet, Inc. , Class A ..................... 250,163 96,262,722
Alphabet, Inc. , Class C , NVS ................. 200,951 76,751,225
Match Group, Inc. ........................ 10,012 374,649
Meta Platforms, Inc. , Class A ................. 93,980 57,507,302
Pinterest, Inc. , Class A
(a)
.................... 25,776 506,756
Reddit, Inc. , Class A
(a)
...................... 5,437 800,490
Snap, Inc. , Class A , NVS
(a)
.................. 48,721 295,736
232,498,880
a
Security Shares Value
a
IT Services  —  0 .9%
Accenture PLC , Class A .................... 26,397 $ 4,717,408
Akamai Technologies, Inc.
(a)
.................. 6,139 632,194
Amdocs Ltd. ............................ 4,905 317,206
Cloudflare, Inc. , Class A
(a)
................... 13,651 2,798,046
Cognizant Technology Solutions Corp. , Class A ..... 20,801 1,100,373
CoreWeave, Inc. , Class A
(a) (b)
................. 10,360 1,156,176
EPAM Systems, Inc.
(a)
...................... 2,384 271,252
Gartner, Inc.
(a) (b)
.......................... 3,092 459,131
GoDaddy, Inc. , Class A
(a)
.................... 5,928 514,491
International Business Machines Corp. .......... 40,100 9,262,298
MongoDB, Inc. , Class A
(a)
................... 3,483 873,641
Okta, Inc. , Class A
(a)
....................... 7,233 532,710
Snowflake, Inc. , Class A
(a)
................... 14,531 1,983,046
Twilio, Inc. , Class A
(a)
...................... 6,554 970,385
VeriSign, Inc. ........................... 3,614 970,937
26,559,294
a
Leisure Products  —  0 .0%
Hasbro, Inc. ............................ 5,585 535,266
Mattel, Inc.
(a)
............................ 13,513 203,776
739,042
a
Life Sciences Tools & Services  —  0 .8%
Agilent Technologies, Inc. ................... 12,088 1,396,768
Avantor, Inc.
(a)
........................... 29,439 238,456
Bio-Rad Laboratories, Inc. , Class A
(a)
............ 825 231,099
Bio-Techne Corp. ......................... 6,889 381,100
Bruker Corp. ............................ 4,730 173,638
Charles River Laboratories International, Inc.
(a)
..... 2,186 364,996
Danaher Corp. .......................... 27,105 4,850,440
Illumina, Inc.
(a)
........................... 6,531 827,739
IQVIA Holdings, Inc.
(a)
...................... 7,278 1,152,617
Medpace Holdings, Inc.
(a)
................... 950 397,727
Mettler-Toledo International, Inc.
(a)
............. 867 1,106,821
Repligen Corp.
(a)
......................... 2,221 262,767
Revvity, Inc.
(b)
........................... 4,928 426,863
Thermo Fisher Scientific, Inc. ................. 16,140 7,730,414
Waters Corp.
(a)
.......................... 4,180 1,292,581
West Pharmaceutical Services, Inc. ............ 3,059 910,328
21,744,354
a
Machinery  —  2 .0%
AGCO Corp. ............................ 2,696 326,270
Allison Transmission Holdings, Inc. ............. 3,645 489,706
Caterpillar, Inc. .......................... 19,997 17,799,530
Chart Industries, Inc.
(a)
..................... 1,930 401,247
CNH Industrial N.V. ....................... 37,379 400,329
Crane Co. .............................. 2,033 361,325
Cummins, Inc. ........................... 5,955 3,995,864
Deere & Co. ............................ 10,816 6,380,034
Donaldson Co., Inc. ....................... 5,139 453,106
Dover Corp. ............................ 5,909 1,337,857
Flowserve Corp. ......................... 5,673 417,760
Fortive Corp. ............................ 13,621 814,400
Gates Industrial Corp. PLC
(a)
................. 11,028 282,427
Graco, Inc. ............................. 7,219 579,469
IDEX Corp. ............................. 3,236 704,963
Illinois Tool Works, Inc. ..................... 11,253 2,903,386
Ingersoll Rand, Inc. ....................... 15,485 1,236,632
ITT, Inc. ............................... 3,649 782,127
Lincoln Electric Holdings, Inc. ................ 2,369 627,785
Middleby Corp. (The)
(a)
..................... 1,996 280,158
Mueller Industries, Inc. ..................... 4,856 657,648
Nordson Corp. ........................... 2,306 665,166
Oshkosh Corp. .......................... 2,684 419,509

iShares
®
Dow Jones U.S. ETF
Schedule of Investments
(continued)
April 30, 2026
(Percentages shown are based on Net Assets)
9
Schedule of Investments
Security Shares Value
a
Machinery (continued)
Otis Worldwide Corp. ...................... 16,590 $ 1,292,029
PACCAR, Inc. ........................... 22,506 2,673,713
Parker-Hannifin Corp. ...................... 5,411 4,920,872
Pentair PLC ............................ 6,945 560,531
RBC Bearings, Inc.
(a)
...................... 1,337 800,983
Snap-on, Inc. ........................... 2,207 846,164
Stanley Black & Decker, Inc. ................. 6,559 512,651
Symbotic, Inc. , Class A
(a) (b)
................... 2,535 149,818
Timken Co. (The) ......................... 2,831 313,930
Toro Co. (The) ........................... 4,158 395,717
Westinghouse Air Brake Technologies Corp. ....... 7,328 1,977,754
Xylem, Inc. ............................. 10,391 1,227,800
57,988,660
a
Marine Transportation  —  0 .0%
Kirby Corp.
(a)
............................ 2,325 350,006
a
Media  —  0 .2%
Charter Communications, Inc. , Class A
(a) (b)
........ 3,773 623,186
Fox Corp. , Class A , NVS .................... 8,611 546,713
Fox Corp. , Class B ........................ 6,359 362,590
Liberty Broadband Corp. , Series A
(a)
............ 720 27,669
Liberty Broadband Corp. , Series C , NVS
(a)
........ 4,865 187,254
New York Times Co. (The) , Class A ............. 6,814 538,510
News Corp. , Class A , NVS .................. 16,577 436,307
News Corp. , Class B ...................... 4,990 152,095
Nexstar Media Group, Inc. , Class A ............. 1,287 267,876
Omnicom Group, Inc. ...................... 13,535 1,038,405
Paramount Skydance Corp. , Class B , NVS
(b)
...... 13,267 135,854
Sirius XM Holdings, Inc. .................... 8,073 217,487
Trade Desk, Inc. (The) , Class A
(a)
.............. 19,264 454,438
Versant Media Group, Inc. ................... 6,235 250,585
5,238,969
a
Metals & Mining  —  0 .6%
Alcoa Corp. ............................. 11,184 713,427
Anglogold Ashanti PLC ..................... 18,232 1,708,885
Cleveland-Cliffs, Inc.
(a)
..................... 24,406 248,941
Commercial Metals Co. ..................... 4,944 340,938
Freeport-McMoRan, Inc. .................... 61,824 3,572,191
MP Materials Corp.
(a) (b)
..................... 5,762 380,522
Newmont Corp. .......................... 46,980 5,219,008
Nucor Corp. ............................ 9,814 2,210,996
Reliance, Inc. ........................... 2,257 818,163
Royal Gold, Inc. .......................... 3,460 807,495
Steel Dynamics, Inc. ....................... 5,925 1,354,811
17,375,377
a
Mortgage REITs  —  0 .1%
AGNC Investment Corp. .................... 46,120 508,242
Annaly Capital Management, Inc. .............. 30,821 705,801
Rithm Capital Corp. ....................... 23,939 234,124
Starwood Property Trust, Inc. ................. 14,890 273,380
1,721,547
a
Multi-Utilities  —  0 .6%
Ameren Corp. ........................... 11,859 1,347,775
Black Hills Corp. ......................... 3,191 240,251
CenterPoint Energy, Inc. .................... 28,085 1,225,910
CMS Energy Corp. ........................ 13,132 1,007,750
Consolidated Edison, Inc. ................... 15,462 1,723,858
Dominion Energy, Inc. ...................... 36,596 2,360,442
DTE Energy Co. ......................... 8,965 1,359,901
NiSource, Inc. ........................... 20,569 993,071
Public Service Enterprise Group, Inc. ........... 21,568 1,761,243
Sempra ............................... 27,986 2,662,028
Security Shares Value
a
Multi-Utilities (continued)
WEC Energy Group, Inc. .................... 13,874 $ 1,636,300
16,318,529
a
Office REITs  —  0 .0%
BXP, Inc. .............................. 6,231 364,264
Cousins Properties, Inc. .................... 7,150 183,112
Kilroy Realty Corp. ........................ 4,531 150,701
Vornado Realty Trust ...................... 6,791 202,983
901,060
a
Oil, Gas & Consumable Fuels  —  3 .2%
Antero Resources Corp.
(a)
................... 12,610 495,069
APA Corp. ............................. 15,496 631,152
Cheniere Energy, Inc. ...................... 9,231 2,538,063
Chevron Corp. ........................... 80,562 15,573,440
Chord Energy Corp. ....................... 2,400 349,440
ConocoPhillips .......................... 52,561 6,611,122
Coterra Energy, Inc. ....................... 32,755 1,176,232
Devon Energy Corp. ....................... 26,611 1,367,007
Diamondback Energy, Inc. ................... 8,333 1,713,515
DT Midstream, Inc. ........................ 4,349 643,608
EOG Resources, Inc. ...................... 23,225 3,264,738
EQT Corp. ............................. 26,717 1,605,157
Expand Energy Corp. ...................... 10,196 1,041,521
Exxon Mobil Corp. ........................ 179,611 27,719,366
HF Sinclair Corp. ......................... 6,850 460,388
Kinder Morgan, Inc. ....................... 83,718 2,751,811
Marathon Petroleum Corp. .................. 12,655 3,142,110
Matador Resources Co. .................... 5,145 326,399
Occidental Petroleum Corp. .................. 31,046 1,880,767
ONEOK, Inc. ............................ 27,119 2,507,423
Ovintiv, Inc. ............................. 11,914 733,307
Permian Resources Corp. , Class A ............. 31,763 686,716
Phillips 66 .............................. 17,254 3,091,054
Range Resources Corp. .................... 10,499 456,706
Targa Resources Corp. ..................... 9,271 2,411,202
Texas Pacific Land Corp. .................... 2,504 1,110,950
Valero Energy Corp. ....................... 13,081 3,303,999
Venture Global, Inc. , Class A ................. 19,666 260,968
Viper Energy, Inc. , Class A .................. 7,973 393,707
Williams Companies, Inc. (The) ............... 52,573 4,011,846
92,258,783
a
Paper & Forest Products  —  0 .0%
Louisiana-Pacific Corp. ..................... 2,734 197,367
a
Passenger Airlines  —  0 .0%
Alaska Air Group, Inc.
(a) (b)
................... 1,234 48,262
American Airlines Group, Inc.
(a)
................ 7,062 82,696
Delta Air Lines, Inc. ....................... 6,943 472,054
Joby Aviation, Inc.
(a) (b)
...................... 9,162 84,199
Southwest Airlines Co. ..................... 5,621 213,148
United Airlines Holdings, Inc.
(a)
................ 3,465 311,850
1,212,209
a
Personal Care Products  —  0 .1%
Coty, Inc. , Class A
(a)
....................... 16,484 40,551
elf Beauty, Inc.
(a)
......................... 2,417 154,616
Estee Lauder Companies, Inc. (The) , Class A ...... 10,533 807,986
Kenvue, Inc. ............................ 82,225 1,441,404
2,444,557
a
Pharmaceuticals  —  2 .9%
Bristol-Myers Squibb Co. .................... 87,333 5,291,506
Elanco Animal Health, Inc.
(a)
.................. 21,820 488,113
Eli Lilly & Co. ........................... 34,054 31,826,868

Schedule of Investments
(continued)
April 30, 2026
iShares
®
Dow Jones U.S. ETF
(Percentages shown are based on Net Assets)
10
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Pharmaceuticals (continued)
Jazz Pharmaceuticals PLC
(a)
................. 2,656 $ 539,221
Johnson & Johnson ....................... 103,550 23,800,968
Merck & Co., Inc. ......................... 106,660 11,645,139
Pfizer, Inc. ............................. 244,121 6,518,031
Royalty Pharma PLC , Class A ................ 16,287 815,816
Viatris, Inc. ............................. 49,209 735,182
Zoetis, Inc. , Class A ....................... 18,111 2,082,222
83,743,066
a
Professional Services  —  0 .5%
Amentum Holdings, Inc.
(a)
................... 6,465 169,577
Automatic Data Processing, Inc. ............... 17,381 3,683,729
Booz Allen Hamilton Holding Corp. , Class A ....... 5,255 408,681
Broadridge Financial Solutions, Inc. ............ 4,995 769,130
CACI International, Inc. , Class A
(a)
............. 934 485,250
Equifax, Inc. ............................ 5,209 906,053
FTI Consulting, Inc.
(a)
...................... 1,359 243,669
Genpact Ltd. ............................ 6,658 231,365
Jacobs Solutions, Inc. ...................... 5,158 667,497
KBR, Inc. .............................. 5,867 219,954
Leidos Holdings, Inc. ...................... 5,466 815,637
Maximus, Inc. ........................... 2,345 153,879
Parsons Corp.
(a)
.......................... 2,311 116,498
Paychex, Inc. ........................... 13,947 1,291,911
Paycom Software, Inc. ..................... 2,032 257,576
Paylocity Holding Corp.
(a)
................... 1,850 195,157
Science Applications International Corp. ......... 2,157 208,733
SS&C Technologies Holdings, Inc. ............. 8,958 620,789
TransUnion ............................. 8,453 600,163
UL Solutions, Inc. , Class A ................... 3,226 291,921
Verisk Analytics, Inc. , Class A ................. 6,023 1,111,183
13,448,352
a
Real Estate Management & Development  —  0 .1%
CBRE Group, Inc. , Class A
(a)
................. 12,476 1,780,700
CoStar Group, Inc.
(a)
....................... 18,025 623,845
Jones Lang LaSalle, Inc.
(a)
................... 2,027 644,850
Zillow Group, Inc. , Class A
(a)
................. 2,124 94,752
Zillow Group, Inc. , Class C , NVS
(a)
............. 7,484 332,289
3,476,436
a
Residential REITs  —  0 .2%
American Homes 4 Rent , Class A .............. 13,428 427,547
AvalonBay Communities, Inc. ................ 6,076 1,111,908
Camden Property Trust ..................... 4,537 476,476
Equity LifeStyle Properties, Inc. ............... 8,285 524,358
Equity Residential ........................ 14,982 979,523
Essex Property Trust, Inc. ................... 2,714 714,352
Invitation Homes, Inc. ...................... 24,570 706,879
Mid-America Apartment Communities, Inc. ........ 5,016 647,967
Sun Communities, Inc. ..................... 4,988 637,666
UDR, Inc. .............................. 12,843 466,714
6,693,390
a
Retail REITs  —  0 .3%
Agree Realty Corp. ....................... 5,140 396,346
Brixmor Property Group, Inc. ................. 12,740 383,347
Federal Realty Investment Trust ............... 3,422 379,500
Kimco Realty Corp. ....................... 29,589 699,484
NNN REIT, Inc. .......................... 7,700 337,183
Realty Income Corp. ....................... 39,672 2,548,529
Regency Centers Corp. .................... 7,046 548,531
Simon Property Group, Inc. .................. 13,978 2,847,458
8,140,378
a
Security Shares Value
a
Semiconductors & Semiconductor Equipment  —  16 .0%
Advanced Micro Devices, Inc.
(a)
............... 70,057 $ 24,834,506
Allegro MicroSystems, Inc.
(a)
................. 5,579 270,581
Amkor Technology, Inc. ..................... 5,125 357,469
Analog Devices, Inc. ....................... 20,963 8,432,576
Applied Materials, Inc. ..................... 34,120 13,459,999
Astera Labs, Inc.
(a)
........................ 5,551 1,081,002
Broadcom, Inc. .......................... 203,726 85,041,344
Cirrus Logic, Inc.
(a)
........................ 2,262 368,887
Credo Technology Group Holding Ltd.
(a) (b)
......... 6,819 1,186,574
Enphase Energy, Inc.
(a)
..................... 5,881 193,838
Entegris, Inc. ............................ 6,445 911,194
First Solar, Inc.
(a)
......................... 4,568 922,234
GLOBALFOUNDRIES, Inc.
(a)
................. 4,514 291,604
Intel Corp.
(a)
............................ 201,868 19,072,489
KLA Corp. .............................. 5,624 9,843,968
Lam Research Corp. ...................... 53,677 13,841,151
Lattice Semiconductor Corp.
(a)
................ 5,908 722,430
MACOM Technology Solutions Holdings, Inc.
(a)
..... 2,742 772,175
Marvell Technology, Inc. .................... 37,405 6,177,436
Microchip Technology, Inc. ................... 23,354 2,169,820
Micron Technology, Inc. ..................... 48,363 25,011,409
MKS, Inc. .............................. 2,939 833,941
Monolithic Power Systems, Inc. ............... 2,091 3,375,731
NVIDIA Corp. ........................... 1,044,137 208,378,421
NXP Semiconductors N.V. ................... 10,793 3,168,717
ON Semiconductor Corp.
(a)
.................. 17,063 1,720,121
Onto Innovation, Inc.
(a)
..................... 2,111 622,872
Qnity Electronics, Inc. ...................... 9,028 1,269,878
Qorvo, Inc.
(a)
............................ 3,575 336,837
QUALCOMM, Inc. ........................ 45,934 8,248,828
Rambus, Inc.
(a)
.......................... 4,659 536,297
Silicon Laboratories, Inc.
(a)
................... 1,356 295,201
Skyworks Solutions, Inc. .................... 6,442 452,035
Teradyne, Inc. ........................... 6,757 2,320,827
Texas Instruments, Inc. ..................... 38,988 10,958,747
Universal Display Corp. .................... 1,839 160,159
457,641,298
a
Software  —  7 .8%
Adobe, Inc.
(a)
............................ 17,611 4,334,067
Appfolio, Inc. , Class A
(a)
.................... 1,029 171,936
AppLovin Corp. , Class A
(a)
................... 11,654 5,201,763
Atlassian Corp. , Class A
(a)
................... 7,207 494,328
Aurora Innovation, Inc.
(a) (b)
................... 49,003 288,138
Autodesk, Inc.
(a)
.......................... 9,119 2,161,203
Bentley Systems, Inc. , Class B ................ 6,597 215,194
BILL Holdings, Inc.
(a)
....................... 4,163 158,194
Cadence Design Systems, Inc.
(a)
.............. 11,666 3,844,997
CCC Intelligent Solutions Holdings, Inc.
(a)
......... 23,700 124,188
Circle Internet Group, Inc. , Class A
(a) (b)
........... 2,322 211,023
Crowdstrike Holdings, Inc. , Class A
(a)
............ 10,829 4,827,027
Datadog, Inc. , Class A
(a)
.................... 14,071 1,860,045
Docusign, Inc.
(a)
.......................... 8,819 405,586
Dolby Laboratories, Inc. , Class A .............. 2,522 161,761
Dropbox, Inc. , Class A
(a) (b)
................... 7,480 181,689
Dynatrace, Inc.
(a)
......................... 12,762 462,112
Elastic N.V.
(a)
............................ 3,720 172,720
Fair Isaac Corp.
(a)
......................... 1,028 1,053,700
Figma, Inc. , Class A
(a) (b)
..................... 1,576 27,895
Fortinet, Inc.
(a)
........................... 27,109 2,285,560
Gen Digital, Inc. .......................... 23,995 462,864
Gitlab, Inc. , Class A
(a)
...................... 5,584 123,630
Guidewire Software, Inc.
(a)
................... 3,602 498,481
HubSpot, Inc.
(a)
.......................... 2,244 497,629
Intuit, Inc. .............................. 11,934 4,636,359

iShares
®
Dow Jones U.S. ETF
Schedule of Investments
(continued)
April 30, 2026
(Percentages shown are based on Net Assets)
11
Schedule of Investments
Security Shares Value
a
Software (continued)
Manhattan Associates, Inc.
(a)
................. 2,609 $ 359,755
Microsoft Corp. .......................... 319,069 130,109,957
Nutanix, Inc. , Class A
(a)
..................... 11,477 469,294
Oracle Corp. ............................ 72,946 11,772,755
Palantir Technologies, Inc. , Class A
(a)
........... 98,080 13,643,909
Palo Alto Networks, Inc.
(a)
................... 34,668 6,216,666
Pegasystems, Inc. ........................ 4,066 148,612
Procore Technologies, Inc.
(a)
................. 4,951 280,128
PTC, Inc.
(a)
............................. 5,091 693,903
Roper Technologies, Inc. .................... 4,645 1,648,092
Rubrik, Inc. , Class A
(a)
...................... 6,093 324,026
SailPoint, Inc.
(a) (b)
......................... 3,098 35,379
Salesforce, Inc. .......................... 40,362 7,125,104
Samsara, Inc. , Class A
(a)
.................... 14,956 429,835
SentinelOne, Inc. , Class A
(a)
.................. 13,696 193,935
ServiceNow, Inc.
(a)
........................ 44,876 3,963,000
ServiceTitan, Inc. , Class A
(a) (b)
................ 2,349 139,672
SPS Commerce, Inc.
(a) (b)
.................... 1,572 88,221
Strategy, Inc. , Class A
(a) (b)
................... 13,447 2,224,806
Synopsys, Inc.
(a)
......................... 8,208 3,961,181
Trimble, Inc.
(a)
........................... 10,138 682,490
Tyler Technologies, Inc.
(a)
................... 1,860 634,520
UiPath, Inc. , Class A
(a) (b)
.................... 19,110 196,833
Unity Software, Inc.
(a)
...................... 14,472 382,350
Varonis Systems, Inc.
(a)
..................... 4,907 129,054
Workday, Inc. , Class A
(a) (b)
................... 9,298 1,138,075
Zoom Communications, Inc. , Class A
(a)
.......... 11,427 1,110,133
Zscaler, Inc.
(a)
........................... 4,385 573,032
223,536,806
a
Specialized REITs  —  0 .8%
American Tower Corp. ..................... 20,125 3,677,039
Crown Castle, Inc. ........................ 18,640 1,654,859
CubeSmart ............................. 9,719 393,425
Digital Realty Trust, Inc. .................... 13,896 2,792,262
Equinix, Inc. ............................ 4,223 4,572,791
Extra Space Storage, Inc. ................... 9,193 1,317,633
Gaming and Leisure Properties, Inc. ............ 12,229 592,617
Iron Mountain, Inc. ........................ 12,754 1,606,877
Lamar Advertising Co. , Class A ............... 3,736 514,970
Millrose Properties, Inc. .................... 6,610 202,729
Public Storage ........................... 6,752 2,042,142
SBA Communications Corp. , Class A ............ 4,598 1,017,078
VICI Properties, Inc. ....................... 45,256 1,321,475
Weyerhaeuser Co. ........................ 30,808 755,412
22,461,309
a
Specialty Retail  —  1 .7%
AutoNation, Inc.
(a)
......................... 1,210 256,980
AutoZone, Inc.
(a)
......................... 714 2,644,678
Bath & Body Works, Inc. .................... 9,662 187,829
Best Buy Co., Inc. ........................ 8,320 503,277
Burlington Stores, Inc.
(a)
.................... 2,701 864,347
CarMax, Inc.
(a)
........................... 6,433 252,881
Carvana Co. , Class A
(a)
..................... 6,064 2,400,131
Chewy, Inc. , Class A
(a)
..................... 9,417 239,380
Dick's Sporting Goods, Inc. .................. 2,786 632,199
Five Below, Inc.
(a)
......................... 2,382 561,342
Floor & Decor Holdings, Inc. , Class A
(a) (b)
......... 4,649 225,012
GameStop Corp. , Class A
(a) (b)
................. 17,438 435,078
Gap, Inc. (The) .......................... 9,061 222,810
Home Depot, Inc. (The) .................... 42,788 14,068,694
Lithia Motors, Inc. ........................ 1,095 317,682
Lowe's Companies, Inc. .................... 24,132 5,762,480
Murphy USA, Inc. ........................ 731 429,828
Security Shares Value
a
Specialty Retail (continued)
O'Reilly Automotive, Inc.
(a)
................... 36,040 $ 3,582,376
Penske Automotive Group, Inc. ............... 845 144,934
Ross Stores, Inc. ......................... 13,957 3,179,265
TJX Companies, Inc. (The) .................. 47,733 7,482,148
Tractor Supply Co. ........................ 22,733 797,928
Ulta Beauty, Inc.
(a) (b)
....................... 1,917 1,030,349
Valvoline, Inc.
(a)
.......................... 5,482 182,167
Wayfair, Inc. , Class A
(a) (b)
.................... 4,363 278,927
Williams-Sonoma, Inc. ..................... 5,190 940,480
47,623,202
a
Technology Hardware, Storage & Peripherals  —  7 .0%
Apple, Inc. ............................. 630,828 171,175,178
Dell Technologies, Inc. , Class C ............... 12,880 2,691,276
Everpure, Inc. , Class A
(a)
.................... 13,467 962,217
Hewlett Packard Enterprise Co. ............... 57,009 1,640,149
HP, Inc. ............................... 40,116 836,820
IonQ, Inc.
(a) (b)
............................ 15,195 685,598
NetApp, Inc. ............................ 8,567 948,967
Sandisk Corp.
(a)
.......................... 6,336 6,947,487
Seagate Technology Holdings PLC ............. 9,343 6,293,819
Super Micro Computer, Inc.
(a) (b)
................ 21,684 594,142
Western Digital Corp. ...................... 14,547 6,320,962
199,096,615
a
Textiles, Apparel & Luxury Goods  —  0 .2%
Crocs, Inc.
(a)
............................ 2,322 236,797
Deckers Outdoor Corp.
(a)
.................... 6,228 636,502
Levi Strauss & Co. , Class A .................. 4,150 92,462
Lululemon Athletica, Inc.
(a)
................... 4,667 642,646
NIKE, Inc. , Class B ....................... 50,967 2,260,896
Ralph Lauren Corp. ....................... 1,645 589,963
Tapestry, Inc. ............................ 8,855 1,284,329
VF Corp. .............................. 13,997 264,963
6,008,558
a
Tobacco  —  0 .6%
Altria Group, Inc. ......................... 72,226 5,247,219
Philip Morris International, Inc. ................ 66,938 11,049,456
16,296,675
a
Trading Companies & Distributors  —  0 .5%
Applied Industrial Technologies, Inc. ............ 1,683 514,577
Core & Main, Inc. , Class A
(a)
.................. 8,262 416,157
Fastenal Co. ............................ 49,154 2,208,489
Ferguson Enterprises, Inc. ................... 8,383 2,244,213
MSC Industrial Direct Co., Inc. , Class A .......... 1,951 199,529
QXO, Inc.
(a) (b)
............................ 20,763 416,713
SiteOne Landscape Supply, Inc.
(a)
.............. 1,945 245,167
Sunbelt Rentals Holdings, Inc.
(b)
............... 17,999 1,377,463
United Rentals, Inc. ....................... 2,715 2,605,966
Watsco, Inc. ............................ 1,495 654,571
WESCO International, Inc. ................... 2,102 733,850
WW Grainger, Inc. ........................ 1,870 2,171,725
13,788,420
a
Water Utilities  —  0 .1%
American Water Works Co., Inc. ............... 8,354 1,072,821
Essential Utilities, Inc. ...................... 12,007 458,667
1,531,488
a

Schedule of Investments
(continued)
April 30, 2026
iShares
®
Dow Jones U.S. ETF
(Percentages shown are based on Net Assets)
12
2026
iShares Annual Financial Statements and Additional Information
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Wireless Telecommunication Services  —  0 .1%
T-Mobile U.S., Inc. ........................ 20,327 $ 3,973,929
a
a
Total Common Stocks — 99.8%
(Cost: $ 1,167,097,083 ) ............................... 2,853,725,321
a
Rights
Capital Markets  —  0 .0%
TPG, Inc. (Expires 04/09/29 )
(a)
................ 9,405 94
a
a
Total Rights — 0.0%
(Cost: $ – ) ........................................ 94
Total Long-Term Investments — 99.8%
(Cost: $ 1,167,097,083 ) ............................... 2,853,725,415
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0 .8%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.83%
(c) (d) (e)
...................... 18,100,091 $ 18,105,520
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.61%
(c) (d)
............................ 3,380,666 3,380,666
a
Total Short-Term Securities — 0.8%
(Cost: $ 21,481,258 ) ................................. 21,486,186
Total Investments — 100.6%
(Cost: $ 1,188,578,341 ) ............................... 2,875,211,601
Liabilities in Excess of Other Assets — ( 0 .6 ) % ............... (17,145,902)
Net Assets — 100.0% ................................. $ 2,858,065,699
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
04/30/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/26
  Shares Held
at 04/30/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 21,304,135 $ — $ (3,198,666)
(a)
$ 1,305 $ (1,254) $ 18,105,520 18,100,091 $ 115,264
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 3,163,706 216,960
(a)
— — — 3,380,666 3,380,666 123,279 —
BlackRock, Inc. .. 5,634,584 232,292 (207,845) 94,838 845,392 6,599,261 6,193 133,396 —
$ — $ 96,143 $ 844,138
$ 28,085,447
$ 371,939 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index ................................................................... 10 06/18/26 $ 3,622 $ 253,934

iShares
®
Dow Jones U.S. ETF
Schedule of Investments
(continued)
April 30, 2026
13
Schedule of Investments
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended April 30, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 253,934 $ — $ — $ — $ 253,934
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts .................................. $ — $ — $ 727,273 $ — $ — $ — $ 727,273
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts .................................. $ — $ — $ 195,429 $ — $ — $ — $ 195,429
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 3,675,206
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 2,853,498,941  $ 226,380  $ —  $ 2,853,725,321
Rights ................................................ —  94  —  94
Short-Term Securities
Money Market Funds ...................................... 21,486,186  —  —  21,486,186
$ 2,874,985,127  $ 226,474  $ —  $ 2,875,211,601
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 253,934  $ —  $ —  $ 253,934
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
April 30, 2026
iShares
®
ESG MSCI KLD 400 ETF
(Percentages shown are based on Net Assets)
14
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  0 .1%
Axon Enterprise, Inc.
(a)
..................... 11,356 $ 4,562,387
a
Air Freight & Logistics  —  0 .4%
CH Robinson Worldwide, Inc. ................ 18,024 3,276,943
Expeditors International of Washington, Inc. ....... 20,337 3,007,639
United Parcel Service, Inc. , Class B ............ 112,032 12,189,082
18,473,664
a
Automobile Components  —  0 .1%
Aptiv PLC
(a)
............................. 32,424 1,953,870
Autoliv, Inc. ............................. 11,150 1,292,620
BorgWarner, Inc. ......................... 32,464 1,849,474
5,095,964
a
Automobiles  —  3 .3%
Harley-Davidson, Inc. ...................... 17,848 426,389
Lucid Group, Inc.
(a) (b)
....................... 18,392 117,157
Rivian Automotive, Inc. , Class A
(a)
.............. 119,629 1,961,915
Tesla, Inc.
(a)
............................. 428,984 163,713,164
166,218,625
a
Banks  —  1 .0%
Bank of Hawaii Corp. ...................... 6,110 485,806
Cathay General Bancorp .................... 10,030 561,981
Citizens Financial Group, Inc. ................ 65,092 4,234,235
Huntington Bancshares, Inc. ................. 307,930 5,160,907
International Bancshares Corp. ............... 8,625 618,757
KeyCorp ............................... 140,044 3,096,373
M&T Bank Corp. ......................... 23,321 5,098,670
Old National Bancorp ...................... 53,542 1,283,402
PNC Financial Services Group, Inc. (The) ........ 59,181 13,197,363
Regions Financial Corp. .................... 133,054 3,798,692
Truist Financial Corp. ...................... 194,008 9,991,412
Zions Bancorp NA ........................ 22,951 1,455,552
48,983,150
a
Beverages  —  1 .7%
Coca-Cola Co. (The) ...................... 620,120 48,840,651
Keurig Dr Pepper, Inc. ..................... 195,981 5,761,842
PepsiCo, Inc. ........................... 207,486 32,884,456
87,486,949
a
Biotechnology  —  2 .6%
AbbVie, Inc. ............................ 268,192 56,674,333
Amgen, Inc. ............................ 81,713 28,293,126
Biogen, Inc.
(a)
........................... 22,125 4,187,820
BioMarin Pharmaceutical, Inc.
(a)
............... 27,738 1,495,356
Gilead Sciences, Inc. ...................... 188,271 24,633,378
Incyte Corp.
(a)
........................... 25,315 2,411,760
Vertex Pharmaceuticals, Inc.
(a)
................ 38,508 16,457,549
134,153,322
a
Broadline Retail  —  0 .0%
Kohl's Corp. ............................ 17,413 246,742
a
Building Products  —  1 .0%
A O Smith Corp. ......................... 17,105 1,057,773
Allegion PLC ............................ 12,866 1,768,818
Builders FirstSource, Inc.
(a)
.................. 16,805 1,329,107
Carrier Global Corp. ....................... 115,014 7,725,490
Fortune Brands Innovations, Inc. .............. 18,112 734,260
Johnson Controls International PLC ............ 92,865 13,561,076
Lennox International, Inc. ................... 4,801 2,568,007
Masco Corp. ............................ 31,464 2,259,745
Security Shares Value
a
Building Products (continued)
Owens Corning .......................... 12,464 $ 1,537,310
Trane Technologies PLC .................... 33,640 16,569,046
49,110,632
a
Capital Markets  —  3 .9%
Ameriprise Financial, Inc. ................... 14,277 6,778,577
Bank of New York Mellon Corp. (The) ........... 104,406 14,029,034
BlackRock, Inc.
(c)
......................... 22,347 23,812,963
Cboe Global Markets, Inc. ................... 15,780 4,735,420
Charles Schwab Corp. (The) ................. 256,158 23,474,319
CME Group, Inc. , Class A ................... 54,755 15,759,584
FactSet Research Systems, Inc. ............... 5,728 1,303,578
Franklin Resources, Inc. .................... 44,050 1,320,178
Intercontinental Exchange, Inc. ............... 86,509 13,676,208
Invesco Ltd. ............................ 54,606 1,431,223
MarketAxess Holdings, Inc. .................. 5,695 895,197
Moody's Corp. ........................... 24,370 11,255,285
Morgan Stanley .......................... 180,166 34,337,838
Nasdaq, Inc. ............................ 69,316 6,370,834
Northern Trust Corp. ....................... 28,699 4,773,792
Raymond James Financial, Inc. ............... 28,463 4,506,262
S&P Global, Inc. ......................... 47,021 20,276,866
State Street Corp. ........................ 42,375 6,476,595
T Rowe Price Group, Inc. ................... 33,411 3,437,324
198,651,077
a
Chemicals  —  1 .6%
Air Products and Chemicals, Inc. .............. 33,803 10,142,590
Albemarle Corp. ......................... 17,865 3,514,046
Axalta Coating Systems Ltd.
(a)
................ 33,050 939,942
Ecolab, Inc. ............................ 38,746 10,097,208
HB Fuller Co. ........................... 8,356 505,705
International Flavors & Fragrances, Inc. .......... 38,742 2,719,688
Linde PLC ............................. 70,896 35,528,821
LyondellBasell Industries N.V. , Class A .......... 38,730 2,889,258
Minerals Technologies, Inc. .................. 4,896 352,218
Mosaic Co. (The) ......................... 47,528 1,105,977
PPG Industries, Inc. ....................... 34,055 3,694,967
Sherwin-Williams Co. (The) .................. 35,726 11,489,839
82,980,259
a
Commercial Services & Supplies  —  0 .2%
Copart, Inc.
(a)
........................... 139,717 4,626,030
Deluxe Corp. ............................ 6,375 198,581
HNI Corp. .............................. 10,125 369,968
Interface, Inc. ........................... 9,003 251,004
Tetra Tech, Inc. .......................... 37,472 1,211,095
Veralto Corp. ............................ 37,652 3,320,906
9,977,584
a
Communications Equipment  —  1 .3%
Cisco Systems, Inc. ....................... 599,577 54,861,295
F5, Inc.
(a)
.............................. 8,870 2,872,993
Motorola Solutions, Inc. .................... 25,220 11,072,337
68,806,625
a
Construction & Engineering  —  0 .5%
EMCOR Group, Inc. ....................... 6,802 6,065,139
Granite Construction, Inc.
(b)
.................. 6,454 884,650
Quanta Services, Inc. ...................... 22,667 16,496,363
23,446,152
a

iShares
®
ESG MSCI KLD 400 ETF
Schedule of Investments
(continued)
April 30, 2026
(Percentages shown are based on Net Assets)
15
Schedule of Investments
Security Shares Value
a
Construction Materials  —  0 .3%
CRH PLC .............................. 101,666 $ 12,039,288
Martin Marietta Materials, Inc. ................ 9,163 5,672,538
17,711,826
a
Consumer Finance  —  0 .6%
Ally Financial, Inc. ........................ 41,984 1,863,670
American Express Co. ..................... 83,625 27,015,056
Synchrony Financial ....................... 54,646 4,164,025
33,042,751
a
Consumer Staples Distribution & Retail  —  0 .4%
Kroger Co. (The) ......................... 91,214 6,208,937
Sysco Corp. ............................ 72,869 5,444,043
Target Corp. ............................ 68,610 8,902,148
United Natural Foods, Inc.
(a)
.................. 9,023 451,330
21,006,458
a
Containers & Packaging  —  0 .1%
Avery Dennison Corp. ...................... 11,727 1,922,407
Ball Corp. .............................. 38,625 2,359,215
International Paper Co. ..................... 76,320 2,321,655
Sonoco Products Co. ...................... 15,120 755,395
7,358,672
a
Distributors  —  0 .1%
Genuine Parts Co. ........................ 21,135 2,266,306
LKQ Corp. ............................. 38,625 1,219,777
Pool Corp. ............................. 5,099 1,087,719
4,573,802
a
Diversified Telecommunication Services  —  0 .6%
Lumen Technologies, Inc.
(a)
.................. 147,375 1,302,795
Verizon Communications, Inc. ................ 639,484 30,714,417
32,017,212
a
Electric Utilities  —  0 .2%
Eversource Energy ....................... 57,166 4,041,636
Exelon Corp. ............................ 153,798 7,073,170
Oklo, Inc. , Class A
(a)
....................... 16,804 1,218,290
12,333,096
a
Electrical Equipment  —  0 .8%
Acuity, Inc. ............................. 4,626 1,340,476
Eaton Corp. PLC ......................... 58,920 25,512,949
Hubbell, Inc. ............................ 8,073 4,102,456
Rockwell Automation, Inc. ................... 17,076 6,982,547
Sensata Technologies Holding PLC ............ 21,521 896,135
38,834,563
a
Electronic Equipment, Instruments & Components  —  0 .9%
Cognex Corp. ........................... 25,208 1,399,296
Corning, Inc. ............................ 123,773 20,328,478
Flex Ltd.
(a)
.............................. 55,875 5,115,356
Itron, Inc.
(a)
............................. 7,109 595,734
Keysight Technologies, Inc.
(a)
................. 26,090 9,129,152
TE Connectivity PLC ...................... 44,629 9,446,174
Zebra Technologies Corp. , Class A
(a)
............ 7,665 1,734,283
47,748,473
a
Energy Equipment & Services  —  0 .4%
Baker Hughes Co. ........................ 149,625 10,424,374
Core Laboratories, Inc.
(b)
.................... 7,362 107,853
Halliburton Co. .......................... 127,703 5,401,837
NOV, Inc. .............................. 54,106 1,107,009
TechnipFMC PLC ........................ 61,374 4,638,033
21,679,106
a
Security Shares Value
a
Entertainment  —  0 .9%
Electronic Arts, Inc. ....................... 36,029 $ 7,291,188
Walt Disney Co. (The) ..................... 270,917 28,107,639
Warner Bros Discovery, Inc.
(a)
................ 358,196 9,689,202
45,088,029
a
Financial Services  —  3 .2%
Equitable Holdings, Inc. .................... 44,460 1,876,212
Fidelity National Information Services, Inc. ........ 78,569 3,655,815
Mastercard, Inc. , Class A .................... 128,489 64,619,688
PayPal Holdings, Inc. ...................... 134,864 6,762,081
Visa, Inc. , Class A ........................ 255,814 84,377,690
Voya Financial, Inc. ....................... 14,178 1,162,029
Western Union Co. (The) ................... 49,747 452,200
162,905,715
a
Food Products  —  0 .7%
Archer-Daniels-Midland Co. .................. 72,985 5,440,302
Bunge Global SA ......................... 20,543 2,610,399
Campbell's Company (The) .................. 29,475 612,785
Conagra Brands, Inc. ...................... 73,125 1,049,344
Darling Ingredients, Inc.
(a)
................... 24,343 1,563,551
General Mills, Inc. ........................ 81,116 2,864,206
Hormel Foods Corp. ....................... 45,772 982,725
Ingredion, Inc. ........................... 9,588 1,071,363
J M Smucker Co. (The) ..................... 16,125 1,580,734
Kraft Heinz Co. (The) ...................... 134,831 3,055,270
Lamb Weston Holdings, Inc. ................. 19,483 848,485
McCormick & Co., Inc. , NVS ................. 38,341 1,949,256
Mondelez International, Inc. , Class A ............ 195,560 12,015,206
35,643,626
a
Gas Utilities  —  0 .1%
Atmos Energy Corp. ....................... 24,514 4,657,170
New Jersey Resources Corp. ................. 15,345 864,077
UGI Corp. .............................. 33,173 1,197,213
6,718,460
a
Ground Transportation  —  1 .1%
ArcBest Corp. ........................... 3,269 417,026
Avis Budget Group, Inc.
(a) (b)
.................. 2,729 493,049
CSX Corp. ............................. 282,534 12,835,520
JB Hunt Transport Services, Inc. .............. 11,539 2,902,405
Knight-Swift Transportation Holdings, Inc. , Class A .. 24,375 1,581,938
Norfolk Southern Corp. ..................... 34,052 10,754,643
Ryder System, Inc. ........................ 6,177 1,567,537
U-Haul Holding Co. , Series N , NVS ............. 16,125 769,001
Union Pacific Corp. ....................... 90,011 24,256,164
55,577,283
a
Health Care Equipment & Supplies  —  0 .8%
Align Technology, Inc.
(a)
..................... 10,328 1,817,831
Becton Dickinson & Co. .................... 43,204 6,439,124
Cooper Companies, Inc. (The)
(a)
............... 29,729 1,869,954
DENTSPLY SIRONA, Inc. ................... 31,403 368,985
Dexcom, Inc.
(a)
.......................... 59,451 3,540,307
Edwards Lifesciences Corp.
(a)
................ 88,055 7,352,593
IDEXX Laboratories, Inc.
(a)
................... 12,118 6,795,775
Insulet Corp.
(a)
........................... 10,638 1,831,225
ResMed, Inc. ........................... 22,068 4,718,359
STERIS PLC ............................ 14,948 3,241,922
Zimmer Biomet Holdings, Inc. ................ 29,865 2,461,772
40,437,847
a
Health Care Providers & Services  —  1 .3%
Cardinal Health, Inc. ....................... 36,051 6,953,517
Cencora, Inc. ........................... 27,904 8,594,711

Schedule of Investments
(continued)
April 30, 2026
iShares
®
ESG MSCI KLD 400 ETF
(Percentages shown are based on Net Assets)
16
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Health Care Providers & Services (continued)
Centene Corp.
(a)
......................... 74,352 $ 3,991,959
Cigna Group (The) ........................ 40,587 11,793,771
DaVita, Inc.
(a)
............................ 5,889 913,620
Elevance Health, Inc. ...................... 33,720 12,692,882
HCA Healthcare, Inc. ...................... 24,251 10,535,847
Henry Schein, Inc.
(a)
....................... 16,083 1,199,631
Humana, Inc. ........................... 18,254 4,315,976
Labcorp Holdings, Inc. ..................... 12,574 3,229,003
Pediatrix Medical Group, Inc.
(a)
................ 12,375 278,561
Quest Diagnostics, Inc. ..................... 16,875 3,277,125
Select Medical Holdings Corp. ................ 16,562 271,782
68,048,385
a
Health Care REITs  —  0 .6%
Healthpeak Properties, Inc. .................. 105,921 1,712,743
Ventas, Inc. ............................ 71,272 6,261,958
Welltower, Inc. ........................... 104,147 22,635,309
30,610,010
a
Health Care Technology  —  0 .1%
Teladoc Health, Inc.
(a)
...................... 25,148 152,397
Veeva Systems, Inc. , Class A
(a)
............... 23,841 3,718,481
3,870,878
a
Hotel & Resort REITs  —  0 .0%
Host Hotels & Resorts, Inc. .................. 104,551 2,209,163
a
Hotels, Restaurants & Leisure  —  2 .2%
Aramark ............................... 40,314 1,841,947
Booking Holdings, Inc. ..................... 122,231 20,578,811
Choice Hotels International, Inc.
(b)
.............. 4,398 435,754
Darden Restaurants, Inc. ................... 17,471 3,503,984
Domino's Pizza, Inc. ....................... 4,830 1,639,398
Hilton Worldwide Holdings, Inc. ............... 35,267 11,428,977
Marriott International, Inc. , Class A ............. 34,612 12,518,814
McDonald's Corp. ........................ 108,003 31,708,601
Royal Caribbean Cruises Ltd. ................ 39,341 10,376,582
Starbucks Corp. .......................... 172,657 18,185,962
Vail Resorts, Inc. ......................... 5,468 695,420
112,914,250
a
Household Durables  —  0 .2%
Ethan Allen Interiors, Inc. ................... 3,385 72,236
Garmin Ltd. ............................. 24,868 6,245,350
La-Z-Boy, Inc. ........................... 6,175 214,519
Meritage Homes Corp. ..................... 10,730 722,558
Mohawk Industries, Inc.
(a)
................... 8,173 862,742
Newell Brands, Inc. ....................... 60,558 247,077
Whirlpool Corp. .......................... 9,551 535,429
8,899,911
a
Household Products  —  1 .4%
Church & Dwight Co., Inc. ................... 36,427 3,535,605
Clorox Co. (The) ......................... 18,501 1,784,236
Colgate-Palmolive Co. ..................... 116,186 9,917,637
Kimberly-Clark Corp. ...................... 50,377 4,958,608
Procter & Gamble Co. (The) ................. 354,592 52,156,937
72,353,023
a
Independent Power and Renewable Electricity Producers  —  0 .0%
Ormat Technologies, Inc. .................... 8,802 1,011,350
a
Industrial Conglomerates  —  0 .2%
3M Co. ................................ 80,610 11,810,977
a
Security Shares Value
a
Industrial REITs  —  0 .4%
Prologis, Inc. ............................ 140,918 $ 20,013,174
a
Insurance  —  1 .9%
Allstate Corp. (The) ....................... 39,703 8,625,874
Arthur J Gallagher & Co. .................... 39,021 8,053,934
Chubb Ltd. ............................. 56,730 18,550,710
Hartford Insurance Group, Inc. (The) ............ 42,285 5,785,011
Lincoln National Corp. ..................... 27,427 1,037,015
Loews Corp. ............................ 26,645 3,000,493
Marsh & McLennan Companies, Inc. ............ 74,335 12,466,723
Principal Financial Group, Inc. ................ 33,342 3,364,541
Progressive Corp. (The) .................... 88,718 17,857,159
Prudential Financial, Inc. .................... 53,886 5,286,756
Travelers Companies, Inc. (The) ............... 33,850 10,328,989
Willis Towers Watson PLC ................... 14,534 3,723,611
98,080,816
a
Interactive Media & Services  —  12 .2%
Alphabet, Inc. , Class A ..................... 883,134 339,829,963
Alphabet, Inc. , Class C , NVS ................. 738,446 282,042,065
ZoomInfo Technologies, Inc. , Class A
(a)
.......... 44,032 275,200
622,147,228
a
IT Services  —  1 .4%
Accenture PLC , Class A .................... 93,360 16,684,366
Akamai Technologies, Inc.
(a)
.................. 21,738 2,238,579
Cognizant Technology Solutions Corp. , Class A ..... 73,225 3,873,603
Everforth, Inc.
(a)
.......................... 7,124 150,316
Gartner, Inc.
(a)
........................... 10,929 1,622,847
International Business Machines Corp. .......... 141,747 32,740,722
MongoDB, Inc. , Class A
(a)
................... 12,357 3,099,506
Okta, Inc. , Class A
(a)
....................... 25,690 1,892,069
Twilio, Inc. , Class A
(a)
...................... 23,200 3,434,992
VeriSign, Inc. ........................... 12,657 3,400,430
69,137,430
a
Leisure Products  —  0 .1%
Callaway Golf Co.
(a)
....................... 19,416 297,065
Hasbro, Inc. ............................ 20,050 1,921,592
Mattel, Inc.
(a)
............................ 46,138 695,761
2,914,418
a
Life Sciences Tools & Services  —  0 .9%
Agilent Technologies, Inc. ................... 43,082 4,978,125
Bio-Techne Corp. ......................... 23,247 1,286,024
Danaher Corp. .......................... 96,449 17,259,548
Illumina, Inc.
(a)
........................... 23,380 2,963,181
IQVIA Holdings, Inc.
(a)
...................... 25,868 4,096,715
Mettler-Toledo International, Inc.
(a)
............. 3,102 3,960,044
Revvity, Inc. ............................ 17,201 1,489,951
Waters Corp.
(a)
.......................... 14,873 4,599,178
West Pharmaceutical Services, Inc. ............ 10,996 3,272,300
43,905,066
a
Machinery  —  3 .6%
AGCO Corp. ............................ 9,696 1,173,410
Caterpillar, Inc. .......................... 71,011 63,207,601
CNH Industrial N.V. ....................... 133,105 1,425,555
Cummins, Inc. ........................... 20,959 14,063,699
Deere & Co. ............................ 38,987 22,997,262
Dover Corp. ............................ 20,918 4,736,044
Flowserve Corp. ......................... 19,282 1,419,927
Fortive Corp. ............................ 50,946 3,046,061
Graco, Inc. ............................. 25,125 2,016,784
IDEX Corp. ............................. 11,339 2,470,201
Illinois Tool Works, Inc. ..................... 41,811 10,787,656

iShares
®
ESG MSCI KLD 400 ETF
Schedule of Investments
(continued)
April 30, 2026
(Percentages shown are based on Net Assets)
17
Schedule of Investments
Security Shares Value
a
Machinery (continued)
Ingersoll Rand, Inc. ....................... 59,899 $ 4,783,534
Lincoln Electric Holdings, Inc. ................ 8,345 2,211,425
Middleby Corp. (The)
(a)
..................... 7,312 1,026,312
PACCAR, Inc. ........................... 79,730 9,471,924
Parker-Hannifin Corp. ...................... 19,136 17,402,661
Pentair PLC ............................ 24,882 2,008,226
Snap-on, Inc. ........................... 7,851 3,010,073
Stanley Black & Decker, Inc. ................. 23,542 1,840,043
Tennant Co. ............................ 2,812 233,509
Timken Co. (The) ......................... 10,125 1,122,761
Westinghouse Air Brake Technologies Corp. ....... 25,887 6,986,642
Xylem, Inc. ............................. 36,801 4,348,406
181,789,716
a
Media  —  0 .1%
John Wiley & Sons, Inc. , Class A .............. 6,854 280,534
New York Times Co. (The) , Class A ............. 23,402 1,849,460
Omnicom Group, Inc. ...................... 47,728 3,661,692
Scholastic Corp. ......................... 2,625 105,945
5,897,631
a
Metals & Mining  —  0 .4%
Compass Minerals International, Inc.
(a)
........... 5,437 145,222
Newmont Corp. .......................... 165,551 18,391,061
18,536,283
a
Multi-Utilities  —  0 .5%
Avista Corp. ............................ 11,757 483,213
CMS Energy Corp. ........................ 46,125 3,539,632
Consolidated Edison, Inc. ................... 54,834 6,113,443
NiSource, Inc. ........................... 72,339 3,492,527
Sempra ............................... 99,197 9,435,618
23,064,433
a
Office REITs  —  0 .0%
BXP, Inc. .............................. 22,715 1,327,919
COPT Defense Properties ................... 17,724 553,875
1,881,794
a
Oil, Gas & Consumable Fuels  —  1 .2%
Cheniere Energy, Inc. ...................... 32,649 8,976,842
HF Sinclair Corp. ......................... 24,442 1,642,747
Marathon Petroleum Corp. .................. 45,607 11,323,762
ONEOK, Inc. ............................ 95,294 8,810,883
Phillips 66 .............................. 61,126 10,950,723
Targa Resources Corp. ..................... 32,572 8,471,326
Valero Energy Corp. ....................... 46,274 11,687,887
61,864,170
a
Passenger Airlines  —  0 .0%
Delta Air Lines, Inc. ....................... 24,822 1,687,648
a
Personal Care Products  —  0 .1%
Estee Lauder Companies, Inc. (The) , Class A ...... 37,298 2,861,130
a
Pharmaceuticals  —  1 .4%
Bristol-Myers Squibb Co. .................... 308,920 18,717,463
Jazz Pharmaceuticals PLC
(a)
................. 8,422 1,709,834
Merck & Co., Inc. ......................... 376,665 41,124,285
Zoetis, Inc. , Class A ....................... 66,868 7,687,814
69,239,396
a
Professional Services  —  0 .5%
Automatic Data Processing, Inc. ............... 61,273 12,986,200
Broadridge Financial Solutions, Inc. ............ 17,753 2,733,607
Exponent, Inc. ........................... 7,875 526,759
ICF International, Inc. ...................... 2,943 210,895
Security Shares Value
a
Professional Services (continued)
Jacobs Solutions, Inc. ...................... 17,864 $ 2,311,780
ManpowerGroup, Inc. ...................... 7,125 215,674
Paychex, Inc. ........................... 49,025 4,541,186
Paycom Software, Inc. ..................... 7,483 948,545
Robert Half, Inc. ......................... 16,125 429,086
TransUnion ............................. 29,766 2,113,386
27,017,118
a
Real Estate Management & Development  —  0 .2%
CBRE Group, Inc. , Class A
(a)
................. 45,290 6,464,242
Jones Lang LaSalle, Inc.
(a)
................... 7,177 2,283,219
8,747,461
a
Residential REITs  —  0 .1%
AvalonBay Communities, Inc. ................ 21,536 3,941,088
Equity Residential ........................ 54,835 3,585,112
7,526,200
a
Retail REITs  —  0 .2%
Federal Realty Investment Trust ............... 12,403 1,375,492
Macerich Co. (The) ....................... 37,875 823,024
Simon Property Group, Inc. .................. 49,680 10,120,313
12,318,829
a
Semiconductors & Semiconductor Equipment  —  21 .7%
Advanced Micro Devices, Inc.
(a)
............... 247,058 87,579,590
Analog Devices, Inc. ....................... 74,305 29,889,929
Applied Materials, Inc. ..................... 120,344 47,474,505
First Solar, Inc.
(a)
......................... 15,429 3,114,961
Intel Corp.
(a)
............................ 686,103 64,823,012
Lam Research Corp. ...................... 190,613 49,151,468
Marvell Technology, Inc. .................... 128,674 21,250,511
Microchip Technology, Inc. ................... 81,930 7,612,116
NVIDIA Corp. ........................... 3,687,475 735,909,386
NXP Semiconductors N.V. ................... 38,170 11,206,330
ON Semiconductor Corp.
(a)
.................. 61,059 6,155,358
Skyworks Solutions, Inc. .................... 22,805 1,600,227
Texas Instruments, Inc. ..................... 137,880 38,755,310
1,104,522,703
a
Software  —  12 .8%
Adobe, Inc.
(a)
............................ 63,531 15,634,979
Atlassian Corp. , Class A
(a)
................... 25,012 1,715,573
Autodesk, Inc.
(a)
.......................... 32,165 7,623,105
Cadence Design Systems, Inc.
(a)
.............. 41,306 13,614,045
Docusign, Inc.
(a)
.......................... 30,614 1,407,938
Dynatrace, Inc.
(a)
......................... 45,550 1,649,365
Fair Isaac Corp.
(a)
......................... 3,594 3,683,850
Fortinet, Inc.
(a)
........................... 95,905 8,085,751
Gen Digital, Inc. .......................... 79,758 1,538,532
Guidewire Software, Inc.
(a)
................... 12,875 1,781,771
HubSpot, Inc.
(a)
.......................... 7,584 1,681,828
Intuit, Inc. .............................. 42,231 16,406,743
Microsoft Corp. .......................... 1,071,452 436,916,697
Nutanix, Inc. , Class A
(a)
..................... 38,888 1,590,130
Oracle Corp. ............................ 261,731 42,240,766
Palo Alto Networks, Inc.
(a)
................... 122,553 21,976,204
PTC, Inc.
(a)
............................. 18,145 2,473,164
RingCentral, Inc. , Class A ................... 10,398 418,208
Roper Technologies, Inc. .................... 16,315 5,788,725
Salesforce, Inc. .......................... 142,185 25,099,918
ServiceNow, Inc.
(a)
........................ 157,566 13,914,653
Synopsys, Inc.
(a)
......................... 29,027 14,008,430
Teradata Corp.
(a)
......................... 13,089 344,895
Trimble, Inc.
(a)
........................... 36,257 2,440,821
Tyler Technologies, Inc.
(a)
................... 6,524 2,225,597

Schedule of Investments
(continued)
April 30, 2026
iShares
®
ESG MSCI KLD 400 ETF
(Percentages shown are based on Net Assets)
18
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Software (continued)
Workday, Inc. , Class A
(a)
.................... 32,320 $ 3,955,968
Zscaler, Inc.
(a)
........................... 15,654 2,045,665
650,263,321
a
Specialized REITs  —  1 .1%
American Tower Corp. ..................... 71,141 12,998,172
Crown Castle, Inc. ........................ 66,153 5,873,063
Digital Realty Trust, Inc. .................... 52,176 10,484,246
Equinix, Inc. ............................ 14,898 16,132,001
Iron Mountain, Inc. ........................ 44,682 5,629,485
SBA Communications Corp. , Class A ............ 16,134 3,568,841
54,685,808
a
Specialty Retail  —  1 .7%
AutoNation, Inc.
(a)
......................... 4,028 855,467
Best Buy Co., Inc. ........................ 30,272 1,831,153
Buckle, Inc. (The) ........................ 4,312 239,790
CarMax, Inc.
(a)
........................... 21,243 835,062
GameStop Corp. , Class A
(a) (b)
................. 64,733 1,615,088
Gap, Inc. (The) .......................... 37,360 918,683
Home Depot, Inc. (The) .................... 151,073 49,672,803
Lowe's Companies, Inc. .................... 85,125 20,326,999
Signet Jewelers Ltd. ....................... 5,375 478,536
Tractor Supply Co. ........................ 80,543 2,827,059
Ulta Beauty, Inc.
(a)
........................ 6,731 3,617,778
Williams-Sonoma, Inc. ..................... 18,116 3,282,800
86,501,218
a
Technology Hardware, Storage & Peripherals  —  1 .3%
Dell Technologies, Inc. , Class C ............... 48,135 10,057,808
Hewlett Packard Enterprise Co. ............... 202,663 5,830,615
HP, Inc. ............................... 139,279 2,905,360
NetApp, Inc. ............................ 29,946 3,317,118
Seagate Technology Holdings PLC ............. 33,059 22,269,865
Western Digital Corp. ...................... 51,885 22,545,070
66,925,836
a
Textiles, Apparel & Luxury Goods  —  0 .3%
Capri Holdings Ltd.
(a)
...................... 17,792 347,122
Columbia Sportswear Co. ................... 4,333 263,966
Deckers Outdoor Corp.
(a)
.................... 22,122 2,260,869
NIKE, Inc. , Class B ....................... 181,338 8,044,154
PVH Corp. ............................. 7,291 666,689
Under Armour, Inc. , Class A
(a) (b)
............... 21,695 136,462
Under Armour, Inc. , Class C , NVS
(a)
............ 16,050 97,423
VF Corp. .............................. 50,410 954,261
Wolverine World Wide, Inc. .................. 12,318 209,652
12,980,598
a
Security Shares Value
a
Trading Companies & Distributors  —  0 .7%
Applied Industrial Technologies, Inc. ............ 5,726 $ 1,750,724
Fastenal Co. ............................ 173,768 7,807,396
Ferguson Enterprises, Inc. ................... 29,662 7,940,814
United Rentals, Inc. ....................... 9,652 9,264,376
WW Grainger, Inc. ........................ 6,856 7,962,216
34,725,526
a
Water Utilities  —  0 .1%
American Water Works Co., Inc. ............... 29,736 3,818,697
Essential Utilities, Inc. ...................... 42,543 1,625,143
5,443,840
a
Total Common Stocks — 99.8%
(Cost: $ 2,858,192,448 ) ............................... 5,087,276,789
a
Rights
Capital Markets  —  0 .0%
TPG, Inc. (Expires 04/09/29 )
(a)
................ 34,443 344
a
a
Total Rights — 0.0%
(Cost: $ – ) ........................................ 344
Total Long-Term Investments — 99.8%
(Cost: $ 2,858,192,448 ) ............................... 5,087,277,133
a
Short-Term Securities
Money Market Funds  —  0 .2%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.83%
(c) (d) (e)
...................... 3,609,446 3,610,529
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.61%
(c) (d)
............................ 5,096,031 5,096,031
a
Total Short-Term Securities — 0.2%
(Cost: $ 8,705,283 ) .................................. 8,706,560
Total Investments — 100.0%
(Cost: $ 2,866,897,731 ) ............................... 5,095,983,693
Liabilities in Excess of Other Assets — 0 .0% ................ (1,013,118)
Net Assets — 100.0% ................................. $ 5,094,970,575
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
04/30/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/26
  Shares Held
at 04/30/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 7,880,749 $ — $ (4,279,991)
(a)
$ 10,604 $ (833) $ 3,610,529 3,609,446 $ 63,774
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares . 7,162,738 — (2,066,707)
(a)
— — 5,096,031 5,096,031 242,958 —

iShares
®
ESG MSCI KLD 400 ETF
Schedule of Investments
(continued)
April 30, 2026
19
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended April 30, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Affiliates (continued)
Affiliated Issuer
Value at
04/30/25
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/26
  Shares Held
at 04/30/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock, Inc. ... $ 22,562,108 $ 914,145 $ (3,391,295) $ 1,760,713 $ 1,967,292 $ 23,812,963 22,347 $ 502,360 $ —
$ — $ 1,771,317 $ 1,966,459
$ 32,519,523
$ 809,092 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index ................................................................... 20 06/18/26 $ 7,244 $ 366,625
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 366,625 $ — $ — $ — $ 366,625
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts .................................. $ — $ — $ 1,548,504 $ — $ — $ — $ 1,548,504
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts .................................. $ — $ — $ 357,703 $ — $ — $ — $ 357,703
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 7,551,325
a

Schedule of Investments
(continued)
April 30, 2026
iShares
®
ESG MSCI KLD 400 ETF
20
2026
iShares Annual Financial Statements and Additional Information
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 5,087,276,789  $ —  $ —  $ 5,087,276,789
Rights ................................................ —  344  —  344
Short-Term Securities
Money Market Funds ...................................... 8,706,560  —  —  8,706,560
$ 5,095,983,349  $ 344  $ —  $ 5,095,983,693
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 366,625  $ —  $ —  $ 366,625
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
ESG Optimized MSCI USA ETF
Schedule of Investments
April 30, 2026
(Percentages shown are based on Net Assets)
21
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  0 .5%
Axon Enterprise, Inc.
(a)
..................... 25,591 $ 10,281,440
General Electric Co. ....................... 13,571 3,934,640
Howmet Aerospace, Inc. .................... 24,522 5,959,827
20,175,907
a
Air Freight & Logistics  —  1 .1%
CH Robinson Worldwide, Inc. ................ 80,356 14,609,524
Expeditors International of Washington, Inc. ....... 187,966 27,798,292
42,407,816
a
Automobiles  —  1 .8%
Rivian Automotive, Inc. , Class A
(a)
.............. 289,089 4,741,059
Tesla, Inc.
(a)
............................. 163,655 62,455,658
67,196,717
a
Banks  —  0 .3%
PNC Financial Services Group, Inc. (The) ........ 57,321 12,782,583
a
Beverages  —  0 .5%
Coca-Cola Co. (The) ...................... 175,400 13,814,504
Keurig Dr Pepper, Inc. ..................... 137,647 4,046,822
17,861,326
a
Biotechnology  —  2 .1%
Alnylam Pharmaceuticals, Inc.
(a)
............... 19,671 6,087,978
Amgen, Inc. ............................ 28,396 9,832,115
Biogen, Inc.
(a)
........................... 25,847 4,892,320
Gilead Sciences, Inc. ...................... 324,469 42,453,524
Regeneron Pharmaceuticals, Inc. .............. 6,142 4,342,763
Vertex Pharmaceuticals, Inc.
(a)
................ 25,588 10,935,799
78,544,499
a
Broadline Retail  —  0 .4%
eBay, Inc. .............................. 45,661 4,725,000
MercadoLibre, Inc.
(a)
....................... 6,731 12,066,193
16,791,193
a
Building Products  —  1 .9%
Carrier Global Corp. ....................... 92,828 6,235,257
Johnson Controls International PLC ............ 118,109 17,247,457
Lennox International, Inc. ................... 15,236 8,149,584
Trane Technologies PLC .................... 80,320 39,560,813
71,193,111
a
Capital Markets  —  4 .8%
Bank of New York Mellon Corp. (The) ........... 283,814 38,136,087
Cboe Global Markets, Inc. ................... 30,802 9,243,372
Intercontinental Exchange, Inc. ............... 42,938 6,788,069
Moody's Corp. ........................... 37,422 17,283,351
Morgan Stanley .......................... 277,326 52,855,562
Nasdaq, Inc. ............................ 104,590 9,612,867
Raymond James Financial, Inc. ............... 61,826 9,788,292
S&P Global, Inc. ......................... 62,179 26,813,450
State Street Corp. ........................ 95,574 14,607,530
185,128,580
a
Chemicals  —  1 .2%
Ecolab, Inc. ............................ 141,648 36,913,469
Linde PLC ............................. 8,634 4,326,843
PPG Industries, Inc. ....................... 38,133 4,137,430
45,377,742
a
Commercial Services & Supplies  —  0 .5%
Veralto Corp. ............................ 209,282 18,458,672
a
Security Shares Value
a
Communications Equipment  —  1 .7%
Arista Networks, Inc.
(a)
..................... 114,286 $ 19,738,335
Ciena Corp.
(a)
........................... 12,075 6,370,529
Cisco Systems, Inc. ....................... 279,780 25,599,870
F5, Inc.
(a)
.............................. 39,375 12,753,562
64,462,296
a
Construction & Engineering  —  0 .1%
Quanta Services, Inc. ...................... 6,954 5,060,913
a
Construction Materials  —  1 .0%
CRH PLC .............................. 334,585 39,621,556
a
Consumer Finance  —  1 .0%
American Express Co. ..................... 92,094 29,750,967
Synchrony Financial ....................... 96,249 7,334,174
37,085,141
a
Consumer Staples Distribution & Retail  —  1 .0%
Casey's General Stores, Inc. ................. 35,813 29,443,658
Target Corp. ............................ 56,326 7,308,298
36,751,956
a
Containers & Packaging  —  0 .2%
Ball Corp. .............................. 79,944 4,882,980
International Paper Co. ..................... 96,586 2,938,146
7,821,126
a
Distributors  —  0 .1%
Genuine Parts Co. ........................ 31,392 3,366,164
a
Diversified Telecommunication Services  —  0 .5%
Verizon Communications, Inc. ................ 359,314 17,257,851
a
Electric Utilities  —  0 .6%
Eversource Energy ....................... 200,651 14,186,026
Exelon Corp. ............................ 197,647 9,089,785
23,275,811
a
Electrical Equipment  —  0 .6%
GE Vernova, Inc. ......................... 20,139 21,819,801
a
Electronic Equipment, Instruments & Components  —  0 .6%
Keysight Technologies, Inc.
(a)
................. 63,657 22,274,221
a
Energy Equipment & Services  —  0 .7%
Baker Hughes Co. ........................ 391,095 27,247,589
a
Entertainment  —  1 .2%
Electronic Arts, Inc. ....................... 128,408 25,985,927
Netflix, Inc.
(a)
............................ 53,319 4,991,192
Take-Two Interactive Software, Inc.
(a)
............ 21,848 4,670,228
Warner Bros Discovery, Inc.
(a)
................ 353,721 9,568,153
45,215,500
a
Financial Services  —  1 .9%
Mastercard, Inc. , Class A .................... 70,059 35,234,072
Visa, Inc. , Class A ........................ 112,909 37,241,905
72,475,977
a
Food Products  —  1 .0%
Bunge Global SA ......................... 147,944 18,799,244
General Mills, Inc. ........................ 387,716 13,690,252
Kraft Heinz Co. (The) ...................... 153,518 3,478,718
McCormick & Co., Inc. , NVS ................. 55,931 2,843,532
38,811,746
a

Schedule of Investments
(continued)
April 30, 2026
iShares
®
ESG Optimized MSCI USA ETF
(Percentages shown are based on Net Assets)
22
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Health Care Equipment & Supplies  —  2 .0%
Cooper Companies, Inc. (The)
(a)
............... 161,117 $ 10,134,259
Edwards Lifesciences Corp.
(a)
................ 270,011 22,545,919
IDEXX Laboratories, Inc.
(a)
................... 35,086 19,676,229
STERIS PLC ............................ 119,809 25,984,176
78,340,583
a
Health Care Providers & Services  —  1 .0%
Elevance Health, Inc. ...................... 44,837 16,877,544
Humana, Inc. ........................... 19,734 4,665,907
Labcorp Holdings, Inc. ..................... 24,778 6,362,990
Quest Diagnostics, Inc. ..................... 59,549 11,564,416
39,470,857
a
Health Care REITs  —  0 .4%
Welltower, Inc. ........................... 68,823 14,957,991
a
Health Care Technology  —  0 .2%
Veeva Systems, Inc. , Class A
(a)
............... 57,091 8,904,483
a
Hotels, Restaurants & Leisure  —  0 .5%
Booking Holdings, Inc. ..................... 78,974 13,296,063
Chipotle Mexican Grill, Inc. , Class A
(a)
........... 118,207 4,017,856
17,313,919
a
Household Products  —  1 .8%
Church & Dwight Co., Inc. ................... 117,712 11,425,127
Clorox Co. (The) ......................... 132,451 12,773,575
Kimberly-Clark Corp. ...................... 221,996 21,851,066
Procter & Gamble Co. (The) ................. 150,368 22,117,629
68,167,397
a
Industrial Conglomerates  —  0 .7%
3M Co. ................................ 187,296 27,442,610
a
Insurance  —  3 .8%
Arch Capital Group Ltd.
(a)
................... 77,471 7,317,911
Hartford Insurance Group, Inc. (The) ............ 430,207 58,856,620
Marsh & McLennan Companies, Inc. ............ 43,151 7,236,854
Progressive Corp. (The) .................... 153,220 30,840,122
Prudential Financial, Inc. .................... 295,211 28,963,151
Travelers Companies, Inc. (The) ............... 43,624 13,311,427
146,526,085
a
Interactive Media & Services  —  6 .8%
Alphabet, Inc. , Class A ..................... 298,904 115,018,259
Alphabet, Inc. , Class C , NVS ................. 384,364 146,803,986
261,822,245
IT Services  —  1 .8%
Accenture PLC , Class A .................... 52,516 9,385,134
Cloudflare, Inc. , Class A
(a)
................... 21,661 4,439,855
Gartner, Inc.
(a)
........................... 23,357 3,468,281
GoDaddy, Inc. , Class A
(a)
.................... 40,030 3,474,204
International Business Machines Corp. .......... 109,845 25,371,998
MongoDB, Inc. , Class A
(a)
................... 17,350 4,351,900
Okta, Inc. , Class A
(a)
....................... 52,103 3,837,386
Snowflake, Inc. , Class A
(a)
................... 20,614 2,813,193
Twilio, Inc. , Class A
(a)
...................... 75,553 11,186,377
68,328,328
a
Life Sciences Tools & Services  —  1 .7%
Agilent Technologies, Inc. ................... 88,381 10,212,425
Danaher Corp. .......................... 58,411 10,452,648
IQVIA Holdings, Inc.
(a)
...................... 67,714 10,723,866
Mettler-Toledo International, Inc.
(a)
............. 11,174 14,264,840
Waters Corp.
(a)
.......................... 38,068 11,771,768
Security Shares Value
a
Life Sciences Tools & Services (continued)
West Pharmaceutical Services, Inc. ............ 24,362 $ 7,249,888
64,675,435
a
Machinery  —  3 .0%
Caterpillar, Inc. .......................... 13,176 11,728,089
CNH Industrial N.V. ....................... 786,142 8,419,581
Cummins, Inc. ........................... 75,707 50,800,154
Deere & Co. ............................ 10,588 6,245,544
Pentair PLC ............................ 253,764 20,481,292
Xylem, Inc. ............................. 135,349 15,992,838
113,667,498
a
Metals & Mining  —  0 .3%
Newmont Corp. .......................... 98,761 10,971,359
a
Multi-Utilities  —  0 .7%
NiSource, Inc. ........................... 536,279 25,891,550
a
Oil, Gas & Consumable Fuels  —  3 .1%
Cheniere Energy, Inc. ...................... 113,955 31,331,927
ONEOK, Inc. ............................ 376,245 34,787,613
Targa Resources Corp. ..................... 94,538 24,587,443
Valero Energy Corp. ....................... 26,481 6,688,571
Williams Companies, Inc. (The) ............... 290,769 22,188,582
119,584,136
a
Passenger Airlines  —  0 .2%
Delta Air Lines, Inc. ....................... 125,908 8,560,485
a
Pharmaceuticals  —  1 .9%
Eli Lilly & Co. ........................... 49,322 46,096,341
Merck & Co., Inc. ......................... 55,847 6,097,375
Zoetis, Inc. , Class A ....................... 176,339 20,273,695
72,467,411
a
Professional Services  —  1 .6%
Automatic Data Processing, Inc. ............... 142,400 30,180,256
Broadridge Financial Solutions, Inc. ............ 80,129 12,338,263
Jacobs Solutions, Inc. ...................... 157,585 20,393,075
62,911,594
a
Real Estate Management & Development  —  0 .3%
CBRE Group, Inc. , Class A
(a)
................. 92,459 13,196,673
a
Semiconductors & Semiconductor Equipment  —  18 .1%
Advanced Micro Devices, Inc.
(a)
............... 120,738 42,800,414
Analog Devices, Inc. ....................... 28,699 11,544,460
Applied Materials, Inc. ..................... 146,017 57,602,246
Broadcom, Inc. .......................... 281,253 117,403,440
Intel Corp.
(a)
............................ 386,911 36,555,351
Lam Research Corp. ...................... 152,154 39,234,430
Marvell Technology, Inc. .................... 72,025 11,894,929
Micron Technology, Inc. ..................... 46,556 24,076,901
NVIDIA Corp. ........................... 1,517,866 302,920,518
NXP Semiconductors N.V. ................... 95,067 27,910,720
Texas Instruments, Inc. ..................... 78,947 22,190,423
694,133,832
a
Software  —  9 .2%
Adobe, Inc.
(a)
............................ 63,240 15,563,364
Atlassian Corp. , Class A
(a)
................... 44,437 3,047,934
Autodesk, Inc.
(a)
.......................... 90,233 21,385,221
Cadence Design Systems, Inc.
(a)
.............. 47,828 15,763,631
HubSpot, Inc.
(a)
.......................... 22,391 4,965,428
Intuit, Inc. .............................. 49,264 19,139,064
Microsoft Corp. .......................... 408,157 166,438,261
Oracle Corp. ............................ 73,806 11,911,550

iShares
®
ESG Optimized MSCI USA ETF
Schedule of Investments
(continued)
April 30, 2026
(Percentages shown are based on Net Assets)
23
Schedule of Investments
Security Shares Value
a
Software (continued)
Palo Alto Networks, Inc.
(a)
................... 140,684 $ 25,227,455
PTC, Inc.
(a)
............................. 23,847 3,250,346
Salesforce, Inc. .......................... 119,833 21,154,120
ServiceNow, Inc.
(a)
........................ 201,969 17,835,882
Synopsys, Inc.
(a)
......................... 31,049 14,984,247
Workday, Inc. , Class A
(a)
.................... 49,929 6,111,310
Zscaler, Inc.
(a)
........................... 29,660 3,875,969
350,653,782
a
Specialized REITs  —  2 .4%
American Tower Corp. ..................... 86,320 15,771,527
Crown Castle, Inc. ........................ 122,499 10,875,461
Digital Realty Trust, Inc. .................... 120,068 24,126,464
Equinix, Inc. ............................ 29,640 32,095,081
Iron Mountain, Inc. ........................ 59,751 7,528,029
90,396,562
a
Specialty Retail  —  2 .9%
Best Buy Co., Inc. ........................ 146,928 8,887,675
Home Depot, Inc. (The) .................... 132,856 43,683,053
Lowe's Companies, Inc. .................... 90,232 21,546,499
Tractor Supply Co. ........................ 470,264 16,506,266
Ulta Beauty, Inc.
(a)
........................ 6,942 3,731,186
Williams-Sonoma, Inc. ..................... 85,908 15,567,389
109,922,068
a
Technology Hardware, Storage & Peripherals  —  6 .8%
Apple, Inc. ............................. 753,703 204,517,309
Hewlett Packard Enterprise Co. ............... 515,116 14,819,888
NetApp, Inc. ............................ 59,012 6,536,759
Security Shares Value
a
Technology Hardware, Storage & Peripherals (continued)
Western Digital Corp. ...................... 82,879 $ 36,012,583
261,886,539
a
Textiles, Apparel & Luxury Goods  —  0 .3%
Deckers Outdoor Corp.
(a)
.................... 101,119 10,334,362
a
Trading Companies & Distributors  —  1 .0%
Ferguson Enterprises, Inc. ................... 34,815 9,320,324
United Rentals, Inc. ....................... 4,599 4,414,304
WW Grainger, Inc. ........................ 21,904 25,438,210
39,172,838
a
Total Long-Term Investments — 99.8%
(Cost: $ 2,827,484,994 ) ............................... 3,818,166,416
a
Short-Term Securities
Money Market Funds  —  0 .1%
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.61%
(b) (c)
............................ 4,603,883 4,603,883
a
Total Short-Term Securities — 0.1%
(Cost: $ 4,603,883 ) .................................. 4,603,883
Total Investments — 99.9%
(Cost: $ 2,832,088,877 ) ............................... 3,822,770,299
Other Assets Less Liabilities — 0 .1% ..................... 1,991,166
Net Assets — 100.0% ................................. $ 3,824,761,465
(a)
Non-income producing security.
(b)
Affiliate of the Fund.
(c)
Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
04/30/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/26
  Shares Held
at 04/30/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares
(a)
$ 6,508,461 $ — $ (6,518,920)
(b)
$ 12,451 $ (1,992) $ — — $ 26,545
(c)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 4,294,342 309,541
(b)
— — — 4,603,883 4,603,883 211,823 —
$ — $ 12,451 $ (1,992)
$ 4,603,883
$ 238,368 $ —
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(continued)
April 30, 2026
iShares
®
ESG Optimized MSCI USA ETF
24
2026
iShares Annual Financial Statements and Additional Information
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended April 30, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index ................................................................... 17 06/18/26 $ 6,157 $ 349,533
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 349,533 $ — $ — $ — $ 349,533
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts .................................. $ — $ — $ 481,497 $ — $ — $ — $ 481,497
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts .................................. $ — $ — $ 362,398 $ — $ — $ — $ 362,398
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 7,132,700
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 3,818,166,416 $ — $ — $ 3,818,166,416
Short-Term Securities
Money Market Funds ...................................... 4,603,883 — — 4,603,883
$ 3,822,770,299 $ — $ — $ 3,822,770,299

iShares
®
ESG Optimized MSCI USA ETF
Schedule of Investments
(continued)
April 30, 2026
25
Schedule of Investments
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 349,533 $ — $ — $ 349,533
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End  (continued)

Schedule of Investments
April 30, 2026
iShares
®
U.S. Basic Materials ETF
(Percentages shown are based on Net Assets)
26
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  3 .1%
Carpenter Technology Corp. ................. 82,129 $ 35,167,638
Hexcel Corp. ............................ 128,575 12,069,335
47,236,973
a
Chemicals  —  46 .7%
Air Products and Chemicals, Inc. .............. 242,919 72,887,846
Albemarle Corp. ......................... 200,564 39,450,939
Ashland, Inc. ............................ 77,246 4,114,122
Celanese Corp. .......................... 186,599 12,643,948
CF Industries Holdings, Inc. .................. 264,881 32,898,220
Eastman Chemical Co. ..................... 193,537 14,145,619
Ecolab, Inc. ............................ 341,183 88,912,290
Element Solutions, Inc. ..................... 384,247 16,365,080
FMC Corp. ............................. 211,463 3,252,301
Huntsman Corp. ......................... 280,089 4,024,879
International Flavors & Fragrances, Inc. .......... 437,246 30,694,669
Linde PLC ............................. 608,686 305,036,902
LyondellBasell Industries N.V. , Class A .......... 437,208 32,615,717
Mosaic Co. (The) ......................... 538,537 12,531,756
NewMarket Corp. ......................... 10,790 7,289,940
Olin Corp. .............................. 195,699 5,573,508
Scotts Miracle-Gro Co. (The) ................. 74,409 4,665,444
Solstice Advanced Materials, Inc. .............. 271,371 22,238,853
Westlake Corp. .......................... 57,083 6,580,528
715,922,561
a
Containers & Packaging  —  3 .2%
Avery Dennison Corp. ...................... 131,276 21,520,075
International Paper Co. ..................... 894,550 27,212,211
48,732,286
a
Machinery  —  4 .4%
Mueller Industries, Inc. ..................... 185,070 25,064,030
RBC Bearings, Inc.
(a)
...................... 52,897 31,690,064
Timken Co. (The) ......................... 106,760 11,838,616
68,592,710
a
Security Shares Value
a
Metals & Mining  —  38 .5%
Alcoa Corp. ............................. 441,027 $ 28,133,112
Anglogold Ashanti PLC ..................... 580,663 54,425,543
Cleveland-Cliffs, Inc.
(a) (b)
.................... 956,921 9,760,594
Freeport-McMoRan, Inc. .................... 1,924,182 111,179,236
MP Materials Corp.
(a) (b)
..................... 242,814 16,035,437
Newmont Corp. .......................... 1,450,552 161,141,822
Nucor Corp. ............................ 301,467 67,917,500
Reliance, Inc. ........................... 89,065 32,286,062
Royal Gold, Inc. .......................... 143,477 33,484,662
Southern Copper Corp. ..................... 143,291 24,601,632
Steel Dynamics, Inc. ....................... 226,604 51,815,271
590,780,871
a
Trading Companies & Distributors  —  3 .9%
Fastenal Co. ............................ 1,323,791 59,477,930
a
a
Total Long-Term Investments — 99.8%
(Cost: $ 1,546,120,469 ) ............................... 1,530,743,331
a
Short-Term Securities
Money Market Funds  —  0 .3%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.83%
(c) (d) (e)
...................... 2,806,494 2,807,337
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.61%
(c) (d)
............................ 1,754,787 1,754,787
a
Total Short-Term Securities — 0.3%
(Cost: $ 4,561,950 ) .................................. 4,562,124
Total Investments — 100.1%
(Cost: $ 1,550,682,419 ) ............................... 1,535,305,455
Liabilities in Excess of Other Assets — ( 0 .1 ) % ............... (1,890,623)
Net Assets — 100.0% ................................. $ 1,533,414,832
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
04/30/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/26
  Shares Held
at 04/30/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 6,013,342 $ — $ (3,206,552)
(a)
$ 756 $ (209) $ 2,807,337 2,806,494 $ 21,047
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 851,975 902,812
(a)
— — — 1,754,787 1,754,787 38,084 —
$ — $ 756 $ (209)
$ 4,562,124
$ 59,131 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

iShares
®
U.S. Basic Materials ETF
Schedule of Investments
(continued)
April 30, 2026
27
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended April 30, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Materials Select Sector Index ......................................................... 24 06/18/26 $ 2,633 $ 89,007
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 89,007 $ — $ — $ — $ 89,007
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts .................................. $ — $ — $ 47,538 $ — $ — $ — $ 47,538
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts .................................. $ — $ — $ 96,217 $ — $ — $ — $ 96,217
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 1,597,725
a

Schedule of Investments
(continued)
April 30, 2026
iShares
®
U.S. Basic Materials ETF
28
2026
iShares Annual Financial Statements and Additional Information
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,530,743,331  $ —  $ —  $ 1,530,743,331
Short-Term Securities
Money Market Funds ...................................... 4,562,124  —  —  4,562,124
$ 1,535,305,455  $ —  $ —  $ 1,535,305,455
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 89,007  $ —  $ —  $ 89,007
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
U.S. Consumer Discretionary ETF
Schedule of Investments
April 30, 2026
(Percentages shown are based on Net Assets)
29
Schedule of Investments
Security Shares Value
a
Common Stocks
Automobile Components  —  0 .6%
Aptiv PLC
(a)
............................. 42,647 $ 2,569,908
BorgWarner, Inc. ......................... 41,464 2,362,204
Gentex Corp. ........................... 42,876 990,865
Lear Corp. ............................. 10,100 1,284,013
QuantumScape Corp.
(a) (b)
................... 88,039 641,804
7,848,794
a
Automobiles  —  10 .1%
Ford Motor Co. .......................... 763,814 9,226,873
General Motors Co. ....................... 176,860 13,598,765
Harley-Davidson, Inc. ...................... 21,777 520,253
Lucid Group, Inc.
(a) (b)
....................... 27,243 173,538
Rivian Automotive, Inc. , Class A
(a) (b)
............. 155,241 2,545,952
Tesla, Inc.
(a)
............................. 245,393 93,649,331
Thor Industries, Inc. ....................... 9,840 777,754
120,492,466
a
Broadline Retail  —  16 .4%
Amazon.com, Inc.
(a)
....................... 675,370 179,013,572
Coupang, Inc. , Class A
(a)
.................... 256,233 5,119,535
Dillard's, Inc. , Class A
(b)
..................... 576 327,871
eBay, Inc. .............................. 88,389 9,146,494
Etsy, Inc.
(a)
............................. 18,163 1,168,607
Macy's, Inc. ............................ 52,185 1,020,217
Ollie's Bargain Outlet Holdings, Inc.
(a)
........... 11,962 1,034,833
196,831,129
a
Commercial Services & Supplies  —  1 .1%
Copart, Inc.
(a)
........................... 173,154 5,733,129
RB Global, Inc. .......................... 36,221 3,777,850
Rollins, Inc. ............................. 58,566 3,263,883
12,774,862
a
Consumer Staples Distribution & Retail  —  10 .7%
BJ's Wholesale Club Holdings, Inc.
(a)
............ 25,539 2,397,856
Costco Wholesale Corp. .................... 50,392 51,124,196
Dollar General Corp. ...................... 43,027 4,985,969
Dollar Tree, Inc.
(a)
......................... 36,698 3,563,743
Target Corp. ............................ 88,925 11,538,019
Walmart, Inc. ............................ 416,614 54,963,885
128,573,668
a
Distributors  —  0 .5%
Genuine Parts Co. ........................ 27,102 2,906,147
LKQ Corp. ............................. 50,185 1,584,842
Pool Corp. ............................. 6,446 1,375,061
5,866,050
a
Diversified Consumer Services  —  0 .6%
Bright Horizons Family Solutions, Inc.
(a)
.......... 10,948 887,992
Duolingo, Inc. , Class A
(a)
.................... 7,429 817,933
Grand Canyon Education, Inc.
(a)
............... 5,372 908,244
H&R Block, Inc. .......................... 24,473 776,528
Liberty Live Holdings, Inc. , Class A
(a)
............ 3,848 350,976
Liberty Live Holdings, Inc. , Class C , NVS
(a)
........ 9,411 880,870
Service Corp. International .................. 26,783 2,170,227
6,792,770
a
Entertainment  —  12 .4%
Electronic Arts, Inc. ....................... 49,198 9,956,199
Liberty Media Corp.-Liberty Formula One , Series A
(a)
. 4,434 351,173
Liberty Media Corp.-Liberty Formula One , Series C ,
NVS
(a)
............................... 40,987 3,522,832
Live Nation Entertainment, Inc.
(a)
.............. 31,003 4,896,614
Security Shares Value
a
Entertainment (continued)
Madison Square Garden Sports Corp.
(a)
.......... 3,146 $ 1,077,379
Netflix, Inc.
(a) (b)
........................... 534,400 50,025,184
ROBLOX Corp. , Class A
(a)
................... 121,410 6,709,117
Spotify Technology SA
(a)
.................... 30,095 13,438,922
Take-Two Interactive Software, Inc.
(a)
............ 35,653 7,621,185
TKO Group Holdings, Inc. ................... 12,969 2,413,401
Walt Disney Co. (The) ..................... 347,564 36,059,765
Warner Bros Discovery, Inc.
(a)
................ 455,669 12,325,847
148,397,618
a
Ground Transportation  —  2 .7%
Avis Budget Group, Inc.
(a) (b)
.................. 3,257 588,442
Lyft, Inc. , Class A
(a) (b)
....................... 75,092 1,062,552
Uber Technologies, Inc.
(a)
................... 393,896 29,388,580
U-Haul Holding Co.
(a) (b)
..................... 1,647 84,590
U-Haul Holding Co. , Series N , NVS
(b)
........... 19,762 942,450
32,066,614
a
Hotels, Restaurants & Leisure  —  18 .5%
Airbnb, Inc. , Class A
(a)
...................... 81,713 11,469,237
Aramark ............................... 51,244 2,341,338
Booking Holdings, Inc. ..................... 159,114 26,788,433
Boyd Gaming Corp. ....................... 10,748 934,539
Caesars Entertainment, Inc.
(a)
................ 39,580 1,100,324
Carnival Corp. ........................... 224,360 5,947,784
Cava Group, Inc.
(a)
........................ 19,498 1,821,308
Chipotle Mexican Grill, Inc. , Class A
(a)
........... 257,597 8,755,722
Choice Hotels International, Inc.
(b)
.............. 5,294 524,529
Churchill Downs, Inc. ...................... 12,915 1,304,286
Darden Restaurants, Inc. ................... 22,523 4,517,213
Domino's Pizza, Inc. ....................... 6,129 2,080,305
DraftKings, Inc. , Class A
(a)
................... 93,910 2,189,981
Dutch Bros, Inc. , Class A
(a)
.................. 24,251 1,394,675
Expedia Group, Inc. ....................... 22,718 5,642,470
Flutter Entertainment PLC , Class DI
(a)
........... 30,855 3,330,180
Hilton Worldwide Holdings, Inc. ............... 44,622 14,460,651
Hyatt Hotels Corp. , Class A .................. 7,841 1,313,916
Las Vegas Sands Corp. .................... 59,887 3,270,429
Marriott International, Inc. , Class A ............. 43,399 15,696,984
McDonald's Corp. ........................ 139,859 41,061,204
MGM Resorts International
(a) (b)
................ 40,034 1,558,924
Norwegian Cruise Line Holdings Ltd.
(a)
........... 88,727 1,613,057
Penn Entertainment, Inc.
(a)
................... 25,722 449,106
Planet Fitness, Inc. , Class A
(a)
................ 16,191 1,079,454
Restaurant Brands International, Inc. ............ 66,808 5,390,069
Royal Caribbean Cruises Ltd. ................ 49,569 13,074,319
Starbucks Corp. .......................... 222,527 23,438,769
Texas Roadhouse, Inc. , Class A ............... 12,934 2,082,245
Travel + Leisure Co. ....................... 12,000 775,920
Vail Resorts, Inc. ......................... 6,734 856,430
Viking Holdings Ltd.
(a)
...................... 34,057 2,789,609
Wendy's Co. (The) ........................ 31,901 222,031
Wingstop, Inc. ........................... 5,427 890,354
Wyndham Hotels & Resorts, Inc. .............. 14,462 1,176,918
Wynn Resorts Ltd. ........................ 14,906 1,596,582
Yum! Brands, Inc. ........................ 54,542 8,707,630
221,646,925
a
Household Durables  —  3 .0%
DR Horton, Inc. .......................... 50,641 7,791,624
Garmin Ltd. ............................. 31,847 7,998,056
Lennar Corp. , Class A ...................... 40,086 3,619,766
Lennar Corp. , Class B ..................... 1,879 166,066
Newell Brands, Inc. ....................... 81,455 332,336
NVR, Inc.
(a)
............................. 530 3,347,411

Schedule of Investments
(continued)
April 30, 2026
iShares
®
U.S. Consumer Discretionary ETF
(Percentages shown are based on Net Assets)
30
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Household Durables (continued)
PulteGroup, Inc. ......................... 38,052 $ 4,656,043
SharkNinja, Inc.
(a)
......................... 16,273 1,880,020
Somnigroup International, Inc. ................ 39,503 2,996,698
Toll Brothers, Inc. ......................... 18,504 2,630,158
Whirlpool Corp. .......................... 11,780 660,387
36,078,565
a
Leisure Products  —  0 .3%
Hasbro, Inc. ............................ 27,242 2,610,873
Mattel, Inc.
(a)
............................ 60,393 910,727
YETI Holdings, Inc.
(a) (b)
..................... 15,152 597,898
4,119,498
a
Media  —  1 .6%
Fox Corp. , Class A , NVS .................... 40,329 2,560,488
Fox Corp. , Class B ........................ 29,145 1,661,848
New York Times Co. (The) , Class A ............. 31,507 2,489,998
News Corp. , Class A , NVS .................. 73,978 1,947,101
News Corp. , Class B
(b)
..................... 24,321 741,304
Nexstar Media Group, Inc. , Class A ............. 5,508 1,146,435
Omnicom Group, Inc. ...................... 61,225 4,697,182
Sirius XM Holdings, Inc. .................... 37,090 999,205
Trade Desk, Inc. (The) , Class A
(a)
.............. 85,653 2,020,554
Versant Media Group, Inc. ................... 28,252 1,135,448
19,399,563
a
Passenger Airlines  —  1 .7%
Alaska Air Group, Inc.
(a) (b)
................... 22,444 877,785
American Airlines Group, Inc.
(a)
................ 127,429 1,492,194
Delta Air Lines, Inc. ....................... 127,620 8,676,884
Southwest Airlines Co. ..................... 90,033 3,414,051
United Airlines Holdings, Inc.
(a)
................ 63,734 5,736,060
20,196,974
a
Personal Care Products  —  0 .4%
Coty, Inc. , Class A
(a)
....................... 66,697 164,075
elf Beauty, Inc.
(a)
......................... 11,314 723,756
Estee Lauder Companies, Inc. (The) , Class A ...... 47,883 3,673,105
4,560,936
a
Specialty Retail  —  16 .6%
AutoNation, Inc.
(a)
......................... 5,193 1,102,889
AutoZone, Inc.
(a)
......................... 3,268 12,104,770
Bath & Body Works, Inc. .................... 40,269 782,829
Best Buy Co., Inc. ........................ 37,768 2,284,586
Burlington Stores, Inc.
(a)
.................... 12,281 3,930,043
CarMax, Inc.
(a)
........................... 27,665 1,087,511
Carvana Co. , Class A
(a)
..................... 26,447 10,467,723
Chewy, Inc. , Class A
(a)
..................... 45,232 1,149,797
Dick's Sporting Goods, Inc. .................. 12,420 2,818,346
Five Below, Inc.
(a)
......................... 10,572 2,491,397
Floor & Decor Holdings, Inc. , Class A
(a)
.......... 20,797 1,006,575
GameStop Corp. , Class A
(a) (b)
................. 80,068 1,997,697
Gap, Inc. (The) .......................... 44,288 1,089,042
Home Depot, Inc. (The) .................... 142,421 46,828,025
Lithia Motors, Inc. ........................ 4,657 1,351,089
Lowe's Companies, Inc. .................... 109,653 26,184,040
Murphy USA, Inc. ........................ 3,326 1,955,688
O'Reilly Automotive, Inc.
(a)
................... 164,815 16,382,611
Penske Automotive Group, Inc. ............... 3,575 613,184
RH
(a)
................................. 3,027 399,443
Ross Stores, Inc. ......................... 62,338 14,199,973
TJX Companies, Inc. (The) .................. 218,836 34,302,543
Tractor Supply Co. ........................ 103,880 3,646,188
Ulta Beauty, Inc.
(a)
........................ 8,692 4,671,776
Valvoline, Inc.
(a)
.......................... 24,830 825,101
Security Shares Value
a
Specialty Retail (continued)
Wayfair, Inc. , Class A
(a)
..................... 19,135 $ 1,223,301
Williams-Sonoma, Inc. ..................... 22,472 4,072,151
198,968,318
a
Textiles, Apparel & Luxury Goods  —  2 .6%
Amer Sports, Inc.
(a) (b)
...................... 29,150 1,022,291
Birkenstock Holding PLC
(a) (b)
................. 8,496 329,135
Columbia Sportswear Co. ................... 4,986 303,747
Crocs, Inc.
(a) (b)
........................... 9,836 1,003,075
Deckers Outdoor Corp.
(a)
.................... 28,354 2,897,779
Lululemon Athletica, Inc.
(a)
................... 20,058 2,761,987
NIKE, Inc. , Class B ....................... 228,940 10,155,778
On Holding AG , Class A
(a)
................... 44,141 1,571,861
PVH Corp. ............................. 8,879 811,896
Ralph Lauren Corp. ....................... 7,449 2,671,509
Tapestry, Inc. ............................ 40,033 5,806,386
Under Armour, Inc. , Class A
(a)
................. 36,927 232,271
Under Armour, Inc. , Class C , NVS
(a)
............ 36,395 220,918
VF Corp. .............................. 68,613 1,298,844
31,087,477
a
Trading Companies & Distributors  —  0 .1%
SiteOne Landscape Supply, Inc.
(a)
.............. 8,635 1,088,442
a
a
Total Long-Term Investments — 99.9%
(Cost: $ 1,269,551,883 ) ............................... 1,196,790,669
a
Short-Term Securities
Money Market Funds  —  1 .7%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.83%
(c) (d) (e)
...................... 18,202,788 18,208,248
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.61%
(c) (d)
............................ 2,564,583 2,564,583
a
Total Short-Term Securities — 1.7%
(Cost: $ 20,768,098 ) ................................. 20,772,831
Total Investments — 101.6%
(Cost: $ 1,290,319,981 ) ............................... 1,217,563,500
Liabilities in Excess of Other Assets — ( 1 .6 ) % ............... (19,479,068)
Net Assets — 100.0% ................................. $ 1,198,084,432
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

iShares
®
U.S. Consumer Discretionary ETF
Schedule of Investments
(continued)
April 30, 2026
31
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended April 30, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
04/30/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/26
  Shares Held
at 04/30/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 74,280,572  $ —  $ (56,075,912)
(a)
$ 10,294  $ (6,706) $ 18,208,248  18,202,788  $ 383,930
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 1,184,126  1,380,457
(a)
—  —  —  2,564,583  2,564,583  78,648  —
$ —  $ 10,294  $ (6,706)
$ 20,772,831
$ 462,578  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Consumer Discretionary Select Sector Index ............................................... 4 06/18/26 $ 961 $ 41,850
E-Mini S&P Communication Services Select Sector Index ........................................... 2 06/18/26 306 7,602
$ 49,452
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 49,452 $ — $ — $ — $ 49,452
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts ................................. $ — $ — $ 386,161 $ — $ — $ — $ 386,161
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts ................................. $ — $ — $ (189) $ — $ — $ — $ (189)

Schedule of Investments
(continued)
April 30, 2026
iShares
®
U.S. Consumer Discretionary ETF
32
2026
iShares Annual Financial Statements and Additional Information
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 1,852,923
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,196,790,669  $ —  $ —  $ 1,196,790,669
Short-Term Securities
Money Market Funds ...................................... 20,772,831  —  —  20,772,831
$ 1,217,563,500  $ —  $ —  $ 1,217,563,500
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 49,452  $ —  $ —  $ 49,452
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
U.S. Consumer Staples ETF
Schedule of Investments
April 30, 2026
(Percentages shown are based on Net Assets)
33
Schedule of Investments
Security Shares Value
a
Common Stocks
Beverages  —  28 .1%
Boston Beer Co., Inc. (The) , Class A
(a)
........... 5,133 $ 1,216,726
Brown-Forman Corp. , Class A ................ 29,025 762,777
Brown-Forman Corp. , Class B , NVS ............ 95,806 2,468,921
Celsius Holdings, Inc.
(a)
..................... 109,866 3,688,202
Coca-Cola Co. (The) ...................... 2,127,410 167,554,811
Coca-Cola Consolidated, Inc. ................. 37,880 7,768,052
Constellation Brands, Inc. , Class A ............. 94,941 14,865,862
Keurig Dr Pepper, Inc. ..................... 865,361 25,441,613
Molson Coors Beverage Co. , Class B ........... 109,161 4,665,541
Monster Beverage Corp.
(a)
................... 466,134 35,924,947
PepsiCo, Inc. ........................... 761,628 120,710,422
Primo Brands Corp. ....................... 168,673 3,437,556
388,505,430
a
Chemicals  —  2 .6%
Corteva, Inc. ............................ 452,258 36,637,420
a
Consumer Staples Distribution & Retail  —  7 .5%
Albertsons Companies, Inc. , Class A ............ 235,779 3,972,876
Casey's General Stores, Inc. ................. 24,722 20,325,193
Kroger Co. (The) ......................... 388,017 26,412,317
Performance Food Group Co.
(a)
............... 101,966 9,234,041
Sprouts Farmers Market, Inc.
(a) (b)
.............. 65,360 5,349,716
Sysco Corp. ............................ 320,268 23,927,222
U.S. Foods Holding Corp.
(a)
.................. 149,877 14,012,001
103,233,366
a
Food Products  —  13 .8%
Archer-Daniels-Midland Co. .................. 319,385 23,806,958
Bunge Global SA ......................... 86,989 11,053,692
Campbell's Company (The)
(b)
................. 129,734 2,697,170
Conagra Brands, Inc. ...................... 317,836 4,560,947
Darling Ingredients, Inc.
(a)
................... 104,393 6,705,162
Flowers Foods, Inc. ....................... 124,340 1,126,521
Freshpet, Inc.
(a)
.......................... 31,885 2,148,411
General Mills, Inc. ........................ 356,442 12,585,967
Hershey Co. (The) ........................ 97,342 18,080,303
Hormel Foods Corp. ....................... 193,236 4,148,777
Ingredion, Inc. ........................... 42,141 4,708,835
J M Smucker Co. (The) ..................... 69,301 6,793,577
Kraft Heinz Co. (The) ...................... 570,523 12,928,051
Lamb Weston Holdings, Inc. ................. 89,904 3,915,319
McCormick & Co., Inc. , NVS ................. 169,183 8,601,264
Mondelez International, Inc. , Class A ............ 796,535 48,939,111
Pilgrim's Pride Corp. ....................... 27,562 912,302
Post Holdings, Inc.
(a) (b)
...................... 30,831 3,229,547
Seaboard Corp. .......................... 172 977,980
Security Shares Value
a
Food Products (continued)
Smithfield Foods, Inc. ...................... 30,083 $ 790,581
Tyson Foods, Inc. , Class A .................. 184,941 11,849,170
190,559,645
a
Health Care Providers & Services  —  10 .8%
Cencora, Inc. ........................... 116,727 35,953,083
CVS Health Corp. ........................ 711,408 59,253,172
McKesson Corp. ......................... 66,997 54,615,955
149,822,210
a
Household Products  —  20 .0%
Church & Dwight Co., Inc. ................... 160,573 15,585,216
Clorox Co. (The) ......................... 81,403 7,850,505
Colgate-Palmolive Co. ..................... 493,585 42,132,416
Kimberly-Clark Corp. ...................... 222,047 21,856,086
Procter & Gamble Co. (The) ................. 1,276,093 187,700,519
Reynolds Consumer Products, Inc. ............. 36,296 761,127
275,885,869
a
Personal Care Products  —  1 .7%
BellRing Brands, Inc.
(a)
..................... 78,039 1,389,094
Kenvue, Inc. ............................ 1,269,764 22,258,963
23,648,057
a
Tobacco  —  15 .1%
Altria Group, Inc. ......................... 920,801 66,896,193
Philip Morris International, Inc. ................ 858,163 141,656,966
208,553,159
a
Total Long-Term Investments — 99.6%
(Cost: $ 1,446,067,645 ) ............................... 1,376,845,156
a
Short-Term Securities
Money Market Funds  —  0 .6%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.83%
(c) (d) (e)
...................... 5,848,225 5,849,980
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.61%
(c) (d)
............................ 2,499,018 2,499,018
a
Total Short-Term Securities — 0.6%
(Cost: $ 8,348,662 ) .................................. 8,348,998
Total Investments — 100.2%
(Cost: $ 1,454,416,307 ) ............................... 1,385,194,154
Liabilities in Excess of Other Assets — ( 0 .2 ) % ............... (3,122,496)
Net Assets — 100.0% ................................. $ 1,382,071,658
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(continued)
April 30, 2026
iShares
®
U.S. Consumer Staples ETF
34
2026
iShares Annual Financial Statements and Additional Information
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended April 30, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
04/30/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/26
  Shares Held
at 04/30/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL
Agency Shares .. $ 511,802 $ 5,336,156
(a)
$ — $ 1,695 $ 327 $ 5,849,980 5,848,225 $ 6,013
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency
Shares ........ 1,757,976 741,042
(a)
— — — 2,499,018 2,499,018 81,607 —
$ — $ 1,695 $ 327
$ 8,348,998
$ 87,620 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Consumer Staples Select Sector Index .................................................. 58 06/18/26 $ 4,949 $ 96,229
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 96,229 $ — $ — $ — $ 96,229
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts .................................. $ — $ — $ 245,422 $ — $ — $ — $ 245,422
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts .................................. $ — $ — $ 20,275 $ — $ — $ — $ 20,275
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 4,325,825
a

iShares
®
U.S. Consumer Staples ETF
Schedule of Investments
(continued)
April 30, 2026
35
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,376,845,156 $ — $ — $ 1,376,845,156
Short-Term Securities
Money Market Funds ...................................... 8,348,998 — — 8,348,998
$ 1,385,194,154 $ — $ — $ 1,385,194,154
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 96,229 $ — $ — $ 96,229
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
April 30, 2026
iShares
®
U.S. Energy ETF
(Percentages shown are based on Net Assets)
36
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Common Stocks
Energy Equipment & Services  —  10 .7%
Baker Hughes Co. ........................ 799,360 $ 55,691,411
Halliburton Co. .......................... 666,228 28,181,445
NOV, Inc. .............................. 287,896 5,890,352
SLB Ltd. ............................... 1,235,623 70,282,236
TechnipFMC PLC ........................ 318,155 24,042,973
Weatherford International PLC ................ 55,854 6,163,489
190,251,906
a
Oil, Gas & Consumable Fuels  —  88 .1%
Antero Midstream Corp. .................... 265,495 5,803,721
Antero Resources Corp.
(a)
................... 229,996 9,029,643
APA Corp. ............................. 278,497 11,343,183
Cheniere Energy, Inc. ...................... 169,774 46,679,361
Chevron Corp. ........................... 1,419,913 274,483,382
Chord Energy Corp. ....................... 44,793 6,521,861
ConocoPhillips .......................... 921,951 115,962,997
Coterra Energy, Inc. ....................... 598,858 21,504,991
Devon Energy Corp. ....................... 481,582 24,738,867
Diamondback Energy, Inc. ................... 156,312 32,142,437
DT Midstream, Inc. ........................ 80,550 11,920,594
EOG Resources, Inc. ...................... 450,313 63,300,498
EQT Corp. ............................. 478,396 28,742,032
Expand Energy Corp. ...................... 180,515 18,439,607
Exxon Mobil Corp. ........................ 2,508,358 387,114,890
HF Sinclair Corp. ......................... 123,775 8,318,918
Kinder Morgan, Inc. ....................... 1,583,870 52,061,807
Marathon Petroleum Corp. .................. 246,360 61,168,724
Matador Resources Co. .................... 92,695 5,880,571
Occidental Petroleum Corp. .................. 559,879 33,917,470
ONEOK, Inc. ............................ 498,270 46,070,044
Ovintiv, Inc. ............................. 227,851 14,024,229
Security Shares Value
a
Oil, Gas & Consumable Fuels (continued)
Permian Resources Corp. , Class A ............. 544,426 $ 11,770,490
Phillips 66 .............................. 330,198 59,154,972
Range Resources Corp. .................... 187,396 8,151,726
Targa Resources Corp. ..................... 168,680 43,870,294
Texas Pacific Land Corp. .................... 45,819 20,328,516
Valero Energy Corp. ....................... 249,767 63,086,149
Viper Energy, Inc. , Class A .................. 147,788 7,297,771
Williams Companies, Inc. (The) ............... 1,022,092 77,995,841
1,570,825,586
a
Semiconductors & Semiconductor Equipment  —  1 .1%
Enphase Energy, Inc.
(a)
..................... 101,028 3,329,883
First Solar, Inc.
(a)
......................... 80,588 16,269,911
19,599,794
a
Total Long-Term Investments — 99.9%
(Cost: $ 1,430,210,779 ) ............................... 1,780,677,286
a
Short-Term Securities
Money Market Funds  —  0 .1%
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.61%
(b) (c)
............................ 1,559,797 1,559,797
a
Total Short-Term Securities — 0.1%
(Cost: $ 1,559,797 ) .................................. 1,559,797
Total Investments — 100.0%
(Cost: $ 1,431,770,576 ) ............................... 1,782,237,083
Liabilities in Excess of Other Assets — 0 .0% ................ (66,113)
Net Assets — 100.0% ................................. $ 1,782,170,970
(a)
Non-income producing security.
(b)
Affiliate of the Fund.
(c)
Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
04/30/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/26
  Shares Held
at 04/30/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares
(a)
$ 5,390,056 $ — $ (5,390,381)
(b)
$ 335 $ (10) $ — — $ 6,800
(c)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 1,689,529 — (129,732)
(b)
— — 1,559,797 1,559,797 53,036 —
$ — $ 335 $ (10)
$ 1,559,797
$ 59,836 $ —
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

iShares
®
U.S. Energy ETF
Schedule of Investments
(continued)
April 30, 2026
37
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended April 30, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Energy Select Sector Index .......................................................... 10 06/18/26 $ 1,256 $ 61,678
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 61,678 $ — $ — $ — $ 61,678
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts .................................. $ — $ — $ 855,209 $ — $ — $ — $ 855,209
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts .................................. $ — $ — $ 200,089 $ — $ — $ — $ 200,089
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 1,350,395
a

Schedule of Investments
(continued)
April 30, 2026
iShares
®
U.S. Energy ETF
38
2026
iShares Annual Financial Statements and Additional Information
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,780,677,286 $ — $ — $ 1,780,677,286
Short-Term Securities
Money Market Funds ...................................... 1,559,797 — — 1,559,797
$ 1,782,237,083 $ — $ — $ 1,782,237,083
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 61,678 $ — $ — $ 61,678
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
U.S. Financial Services ETF
Schedule of Investments
April 30, 2026
(Percentages shown are based on Net Assets)
39
Schedule of Investments
Security Shares Value
a
Common Stocks
Banks  —  34 .2%
Bank of America Corp. ..................... 1,982,447 $ 105,981,617
Bank OZK ............................. 31,460 1,515,114
BOK Financial Corp. ....................... 6,349 849,433
Citigroup, Inc. ........................... 522,092 66,817,334
Citizens Financial Group, Inc. ................ 126,862 8,252,373
Commerce Bancshares, Inc. ................. 40,899 2,127,975
Cullen/Frost Bankers, Inc. ................... 19,175 2,779,033
East West Bancorp, Inc. .................... 41,071 5,194,249
Fifth Third Bancorp ....................... 268,605 13,634,390
First Citizens BancShares, Inc. , Class A .......... 2,894 5,741,175
First Financial Bankshares, Inc. ............... 38,751 1,250,495
First Horizon Corp. ........................ 146,194 3,649,002
FNB Corp. ............................. 106,632 1,903,381
Glacier Bancorp, Inc. ...................... 38,400 1,883,520
Home BancShares, Inc. .................... 54,596 1,466,994
Huntington Bancshares, Inc. ................. 605,760 10,152,538
JPMorgan Chase & Co. .................... 805,531 252,316,475
KeyCorp ............................... 279,645 6,182,951
M&T Bank Corp. ......................... 45,573 9,963,625
Pinnacle Financial Partners, Inc. ............... 45,115 4,463,678
PNC Financial Services Group, Inc. (The) ........ 120,728 26,922,344
Popular, Inc. ............................ 19,635 2,951,729
Prosperity Bancshares, Inc. .................. 30,154 2,100,226
Regions Financial Corp. .................... 259,041 7,395,621
SOUTHSTATE BANK CORP. ................. 29,586 2,889,665
Truist Financial Corp. ...................... 376,765 19,403,397
U.S. Bancorp ........................... 464,411 26,313,527
UMB Financial Corp. ...................... 21,229 2,678,463
United Bankshares, Inc. .................... 42,086 1,843,788
Valley National Bancorp .................... 144,280 1,957,880
Webster Financial Corp. .................... 48,172 3,485,726
Wells Fargo & Co. ........................ 923,961 75,977,313
Western Alliance Bancorp ................... 30,413 2,479,876
Wintrust Financial Corp. .................... 20,252 3,049,344
Zions Bancorp NA ........................ 44,113 2,797,646
688,371,897
a
Capital Markets  —  31 .1%
Affiliated Managers Group, Inc. ............... 8,395 2,473,755
Ameriprise Financial, Inc. ................... 27,273 12,948,948
Ares Management Corp. , Class A .............. 61,480 7,217,752
Bank of New York Mellon Corp. (The) ........... 205,621 27,629,294
BlackRock, Inc.
(a)
......................... 43,108 45,935,885
Blackstone, Inc. .......................... 223,682 28,089,986
Blue Owl Capital, Inc. ...................... 188,480 1,837,680
Carlyle Group, Inc. (The) .................... 77,657 3,888,286
Cboe Global Markets, Inc. ................... 31,216 9,367,609
Charles Schwab Corp. (The) ................. 499,034 45,731,476
CME Group, Inc. , Class A ................... 107,734 31,008,000
Coinbase Global, Inc. , Class A
(b)
............... 66,637 12,512,430
Evercore, Inc. , Class A ..................... 11,544 3,708,972
FactSet Research Systems, Inc. ............... 11,136 2,534,331
Franklin Resources, Inc. .................... 91,694 2,748,069
Galaxy Digital, Inc. , Class A
(b) (c)
................ 57,523 1,578,431
Goldman Sachs Group, Inc. (The) ............. 89,608 82,777,182
Hamilton Lane, Inc. , Class A ................. 12,352 1,136,260
Houlihan Lokey, Inc. , Class A ................. 16,221 2,510,200
Interactive Brokers Group, Inc. , Class A .......... 133,059 10,578,191
Intercontinental Exchange, Inc. ............... 169,518 26,799,101
Invesco Ltd. ............................ 132,505 3,472,956
Janus Henderson Group PLC ................ 36,826 1,900,590
Jefferies Financial Group, Inc. ................ 49,347 2,379,512
Security Shares Value
a
Capital Markets (continued)
KKR & Co., Inc. .......................... 205,141 $ 21,404,412
Lazard, Inc. , Class A ....................... 33,648 1,631,928
LPL Financial Holdings, Inc. .................. 23,947 8,001,411
MarketAxess Holdings, Inc. .................. 10,596 1,665,585
Moody's Corp. ........................... 45,838 21,170,280
Morgan Stanley .......................... 359,438 68,505,288
Morningstar, Inc. ......................... 6,881 1,160,894
MSCI, Inc. , Class A ....................... 21,945 12,978,492
Nasdaq, Inc. ............................ 134,167 12,331,289
Northern Trust Corp. ....................... 55,624 9,252,496
Raymond James Financial, Inc. ............... 52,681 8,340,456
Robinhood Markets, Inc. , Class A
(b)
............. 236,124 17,211,078
S&P Global, Inc. ......................... 91,422 39,423,909
SEI Investments Co. ....................... 27,911 2,530,969
State Street Corp. ........................ 83,379 12,743,646
Stifel Financial Corp. ...................... 46,214 3,642,125
T Rowe Price Group, Inc. ................... 65,722 6,761,479
TPG, Inc. , Class A ........................ 38,986 1,700,569
Tradeweb Markets, Inc. , Class A ............... 34,526 3,910,070
Virtu Financial, Inc. , Class A .................. 23,856 1,184,689
626,315,961
a
Consumer Finance  —  5 .6%
Ally Financial, Inc. ........................ 84,513 3,751,532
American Express Co. ..................... 160,006 51,689,938
Capital One Financial Corp. .................. 186,758 35,726,806
Credit Acceptance Corp.
(b) (c)
.................. 1,842 930,044
FirstCash Holdings, Inc. .................... 11,588 2,528,733
OneMain Holdings, Inc. , Class A ............... 34,962 2,054,717
SLM Corp. ............................. 57,749 1,332,847
SoFi Technologies, Inc.
(b)
.................... 379,273 6,106,295
Synchrony Financial ....................... 103,759 7,906,436
112,027,348
a
Financial Services  —  28 .9%
Apollo Global Management, Inc. ............... 138,737 17,858,227
Berkshire Hathaway, Inc. , Class B
(b)
............ 547,856 259,464,601
Corebridge Financial, Inc. ................... 21,253 585,308
Equitable Holdings, Inc. .................... 79,997 3,375,873
Essent Group Ltd. ........................ 28,657 1,734,322
Mastercard, Inc. , Class A .................... 243,314 122,367,477
MGIC Investment Corp. .................... 65,482 1,733,963
Radian Group, Inc. ........................ 40,446 1,449,180
Rocket Companies, Inc. , Class A
(b)
............. 289,134 4,227,139
UWM Holdings Corp. ...................... 81,599 288,860
Visa, Inc. , Class A ........................ 502,252 165,662,800
Voya Financial, Inc. ....................... 28,053 2,299,224
581,046,974
a
Total Long-Term Investments — 99.8%
(Cost: $ 1,511,901,769 ) ............................... 2,007,762,180
a
Short-Term Securities
Money Market Funds  —  0 .3%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.83%
(a) (d) (e)
..................... 1,999,568 2,000,168
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.61%
(a) (d)
............................ 3,706,117 3,706,117
a
Total Short-Term Securities — 0.3%
(Cost: $ 5,706,085 ) .................................. 5,706,285

Schedule of Investments
(continued)
April 30, 2026
iShares
®
U.S. Financial Services ETF
(Percentages shown are based on Net Assets)
40
2026
iShares Annual Financial Statements and Additional Information
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Security Value
Total Investments — 100 .1%
(Cost: $ 1,517,607,854 ) ............................... $ 2,013,468,465
Liabilities in Excess of Other Assets — ( 0 .1 ) % ............... (1,411,540)
Net Assets — 100.0% ................................. $ 2,012,056,925
(a)
Affiliate of the Fund.
(b)
Non-income producing security.
(c)
All or a portion of this security is on loan.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
04/30/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/26
  Shares Held
at 04/30/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 5,461,807 $ — $ (3,461,436)
(a)
$ 4 $ (207) $ 2,000,168 1,999,568 $ 36,497
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 3,805,423 — (99,306)
(a)
— — 3,706,117 3,706,117 122,226 —
BlackRock, Inc. .... 35,992,588 8,571,113 (4,610,624) 986,105 4,996,703 45,935,885 43,108 869,465 —
$ — $ 986,109 $ 4,996,496
$ 51,642,170
$ 1,028,188 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Financial Select Sector Index ......................................................... 16 06/18/26 $ 2,583 $ 100,302
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 100,302 $ — $ — $ — $ 100,302
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

iShares
®
U.S. Financial Services ETF
Schedule of Investments
(continued)
April 30, 2026
41
Schedule of Investments
For the period ended April 30, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts .................................. $ — $ — $ 3,788 $ — $ — $ — $ 3,788
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts .................................. $ — $ — $ (68,514) $ — $ — $ — $ (68,514)
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 3,334,349
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 2,006,183,749 $ 1,578,431 $ — $ 2,007,762,180
Short-Term Securities
Money Market Funds ...................................... 5,706,285 — — 5,706,285
$ 2,011,890,034 $ 1,578,431 $ — $ 2,013,468,465
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 100,302 $ — $ — $ 100,302
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
April 30, 2026
iShares
®
U.S. Financials ETF
(Percentages shown are based on Net Assets)
42
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Common Stocks
Banks  —  33 .4%
Bank of America Corp. ..................... 2,977,769 $ 159,191,531
Bank OZK ............................. 58,833 2,833,397
BOK Financial Corp. ....................... 10,283 1,375,763
Central BanCo, Inc. , Class A ................. 10,765 290,870
Citigroup, Inc. ........................... 952,697 121,926,162
Citizens Financial Group, Inc. ................ 236,195 15,364,485
Columbia Banking System, Inc. ............... 160,931 4,763,558
Commerce Bancshares, Inc. ................. 74,540 3,878,316
Cullen/Frost Bankers, Inc. ................... 32,785 4,751,530
East West Bancorp, Inc. .................... 75,183 9,508,394
Fifth Third Bancorp ....................... 498,459 25,301,779
First Citizens BancShares, Inc. , Class A .......... 4,822 9,565,980
First Hawaiian, Inc. ....................... 67,818 1,850,075
First Horizon Corp. ........................ 264,635 6,605,290
FNB Corp. ............................. 196,841 3,513,612
Huntington Bancshares, Inc. ................. 1,107,069 18,554,476
JPMorgan Chase & Co. .................... 1,169,648 366,368,843
KeyCorp ............................... 510,547 11,288,194
M&T Bank Corp. ......................... 83,655 18,289,493
NU Holdings Ltd. , Class A
(a)
.................. 1,840,323 26,647,877
Pinnacle Financial Partners, Inc. ............... 81,968 8,109,914
PNC Financial Services Group, Inc. (The) ........ 214,256 47,779,088
Popular, Inc. ............................ 35,578 5,348,441
Prosperity Bancshares, Inc. .................. 51,526 3,588,786
Regions Financial Corp. .................... 477,462 13,631,540
SOUTHSTATE BANK CORP. ................. 53,974 5,271,641
TFS Financial Corp. ....................... 30,931 465,202
Truist Financial Corp. ...................... 695,521 35,819,332
U.S. Bancorp ........................... 859,494 48,698,930
Webster Financial Corp. .................... 88,145 6,378,172
Wells Fargo & Co. ........................ 1,631,428 134,152,324
Western Alliance Bancorp ................... 59,347 4,839,154
Wintrust Financial Corp. .................... 36,331 5,470,359
Zions Bancorp NA ........................ 79,944 5,070,048
1,136,492,556
a
Capital Markets  —  33 .7%
Affiliated Managers Group, Inc. ............... 15,040 4,431,837
Ameriprise Financial, Inc. ................... 50,364 23,912,324
Ares Management Corp. , Class A .............. 104,119 12,223,571
Bank of New York Mellon Corp. (The) ........... 378,734 50,890,488
BlackRock, Inc.
(b)
......................... 83,920 89,425,152
Blackstone, Inc. .......................... 408,146 51,254,975
Blue Owl Capital, Inc. ...................... 364,802 3,556,819
Brookfield Asset Management Ltd. , Class A ....... 211,862 10,171,495
Bullish
(a)
............................... 18,527 699,024
Carlyle Group, Inc. (The) .................... 145,303 7,275,321
Cboe Global Markets, Inc. ................... 57,259 17,182,853
Charles Schwab Corp. (The) ................. 918,474 84,168,957
CME Group, Inc. , Class A ................... 197,774 56,923,313
Coinbase Global, Inc. , Class A
(a)
............... 122,358 22,975,162
Evercore, Inc. , Class A ..................... 20,261 6,509,657
FactSet Research Systems, Inc. ............... 20,930 4,763,249
Franklin Resources, Inc. .................... 147,646 4,424,951
Freedom Holding Corp. N.V.
(a) (c)
............... 9,693 1,452,302
Goldman Sachs Group, Inc. (The) ............. 153,433 141,736,802
Hamilton Lane, Inc. , Class A ................. 22,948 2,110,986
Houlihan Lokey, Inc. , Class A ................. 29,761 4,605,515
Interactive Brokers Group, Inc. , Class A .......... 235,484 18,720,978
Intercontinental Exchange, Inc. ............... 313,740 49,599,157
Invesco Ltd. ............................ 201,342 5,277,174
Janus Henderson Group PLC ................ 67,513 3,484,346
Security Shares Value
a
Capital Markets (continued)
Jefferies Financial Group, Inc. ................ 84,994 $ 4,098,411
KKR & Co., Inc. .......................... 373,386 38,959,095
Lazard, Inc. , Class A ....................... 50,620 2,455,070
LPL Financial Holdings, Inc. .................. 44,034 14,713,080
MarketAxess Holdings, Inc. .................. 20,095 3,158,733
Moody's Corp. ........................... 85,504 39,490,022
Morgan Stanley .......................... 623,650 118,861,453
Morningstar, Inc. ......................... 11,795 1,989,934
MSCI, Inc. , Class A ....................... 39,111 23,130,636
Nasdaq, Inc. ............................ 249,039 22,889,174
Northern Trust Corp. ....................... 101,469 16,878,353
Raymond James Financial, Inc. ............... 98,518 15,597,370
Robinhood Markets, Inc. , Class A
(a)
............. 416,541 30,361,673
S&P Global, Inc. ......................... 166,721 71,895,097
SEI Investments Co. ....................... 56,257 5,101,385
State Street Corp. ........................ 153,734 23,496,705
Stifel Financial Corp. ...................... 81,547 6,426,719
T Rowe Price Group, Inc. ................... 119,002 12,242,926
TPG, Inc. , Class A ........................ 77,458 3,378,718
Tradeweb Markets, Inc. , Class A ............... 64,127 7,262,383
Virtu Financial, Inc. , Class A .................. 44,580 2,213,843
XP, Inc. , Class A ......................... 218,826 4,192,706
1,146,569,894
a
Consumer Finance  —  0 .7%
Ally Financial, Inc. ........................ 151,148 6,709,460
Credit Acceptance Corp.
(a) (c)
.................. 2,079 1,049,708
OneMain Holdings, Inc. , Class A ............... 65,670 3,859,426
SLM Corp. ............................. 108,265 2,498,756
SoFi Technologies, Inc.
(a)
.................... 669,325 10,776,132
24,893,482
a
Financial Services  —  12 .5%
Apollo Global Management, Inc. ............... 230,711 29,697,120
Berkshire Hathaway, Inc. , Class B
(a)
............ 782,248 370,472,653
Corebridge Financial, Inc. ................... 42,208 1,162,408
Equitable Holdings, Inc. .................... 152,836 6,449,679
MGIC Investment Corp. .................... 120,896 3,201,326
Rocket Companies, Inc. , Class A
(a)
............. 521,412 7,623,044
UWM Holdings Corp. ...................... 122,948 435,236
Voya Financial, Inc. ....................... 53,144 4,355,682
423,397,148
a
Insurance  —  18 .2%
Aflac, Inc. .............................. 259,735 29,524,077
Allstate Corp. (The) ....................... 143,332 31,140,310
American Financial Group, Inc. ............... 36,373 4,847,430
American International Group, Inc. ............. 297,324 22,239,835
Aon PLC , Class A ........................ 115,577 36,019,572
Arch Capital Group Ltd.
(a)
................... 193,443 18,272,626
Arthur J Gallagher & Co. .................... 139,693 28,832,635
Assurant, Inc. ........................... 27,738 6,553,657
Assured Guaranty Ltd. ..................... 23,658 1,937,590
Axis Capital Holdings Ltd. ................... 40,954 4,112,191
Brighthouse Financial, Inc.
(a) (c)
................ 31,446 1,957,828
Brown & Brown, Inc. ....................... 157,264 9,459,430
Chubb Ltd. ............................. 201,023 65,734,521
Cincinnati Financial Corp. ................... 84,766 13,867,718
CNA Financial Corp. ....................... 11,650 561,880
Everest Group Ltd. ........................ 22,825 8,143,047
Fidelity National Financial, Inc. ................ 141,788 7,415,512
First American Financial Corp. ................ 53,298 3,737,789
Globe Life, Inc. .......................... 43,800 6,758,340
Hanover Insurance Group, Inc. (The) ........... 19,571 3,673,281
Hartford Insurance Group, Inc. (The) ............ 154,908 21,192,964

iShares
®
U.S. Financials ETF
Schedule of Investments
(continued)
April 30, 2026
(Percentages shown are based on Net Assets)
43
Schedule of Investments
Security Shares Value
a
Insurance (continued)
Kemper Corp. ........................... 31,985 $ 1,077,575
Kinsale Capital Group, Inc. .................. 12,170 3,938,334
Lincoln National Corp. ..................... 77,653 2,936,060
Loews Corp. ............................ 93,288 10,505,162
Markel Group, Inc.
(a)
....................... 6,871 12,178,641
Marsh & McLennan Companies, Inc. ............ 267,286 44,826,535
MetLife, Inc. ............................ 306,196 24,526,300
Old Republic International Corp. ............... 127,551 5,095,662
Primerica, Inc. ........................... 17,498 4,921,663
Principal Financial Group, Inc. ................ 119,752 12,084,174
Progressive Corp. (The) .................... 322,300 64,872,544
Prudential Financial, Inc. .................... 193,063 18,941,411
Reinsurance Group of America, Inc. ............ 36,615 7,742,608
RenaissanceRe Holdings Ltd. ................ 24,901 7,643,860
RLI Corp. .............................. 45,233 2,341,712
Ryan Specialty Holdings, Inc. , Class A ........... 61,043 2,122,465
Travelers Companies, Inc. (The) ............... 119,367 36,423,646
Unum Group ............................ 91,387 7,345,687
W R Berkley Corp. ........................ 124,487 8,319,466
White Mountains Insurance Group Ltd. .......... 1,368 3,053,362
Willis Towers Watson PLC ................... 52,835 13,536,327
620,415,427
a
Mortgage REITs  —  0 .7%
AGNC Investment Corp. .................... 611,303 6,736,559
Annaly Capital Management, Inc. .............. 389,269 8,914,260
Rithm Capital Corp. ....................... 306,651 2,999,047
Starwood Property Trust, Inc. ................. 190,243 3,492,861
22,142,727
a
Security Shares Value
a
Professional Services  —  0 .3%
Broadridge Financial Solutions, Inc. ............ 64,214 $ 9,887,672
a
Software  —  0 .2%
Circle Internet Group, Inc. , Class A
(a)
............ 62,527 5,682,454
a
a
Total Long-Term Investments — 99.7%
(Cost: $ 3,219,541,557 ) ............................... 3,389,481,360
a
Short-Term Securities
Money Market Funds  —  0 .3%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.83%
(b) (d) (e)
..................... 1,891,138 1,891,705
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.61%
(b) (d)
............................ 9,211,587 9,211,587
a
Total Short-Term Securities — 0.3%
(Cost: $ 11,102,764 ) ................................. 11,103,292
Total Investments — 100.0%
(Cost: $ 3,230,644,321 ) ............................... 3,400,584,652
Liabilities in Excess of Other Assets — 0 .0% ................ (977,151)
Net Assets — 100.0% ................................. $ 3,399,607,501
(a)
Non-income producing security.
(b)
Affiliate of the Fund.
(c)
All or a portion of this security is on loan.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
04/30/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/26
  Shares Held
at 04/30/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 7,448,716 $ — $ (5,547,756)
(a)
$ (8,685) $ (570) $ 1,891,705 1,891,138 $ 140,365
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 6,318,018 2,893,569
(a)
— — — 9,211,587 9,211,587 243,693 —
BlackRock, Inc. .. 80,325,055 48,951,958 (52,637,876) 8,206,030 4,579,985 89,425,152 83,920 2,014,106 —
$ — $ 8,197,345 $ 4,579,415
$ 100,528,444
$ 2,398,164 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(continued)
April 30, 2026
iShares
®
U.S. Financials ETF
44
2026
iShares Annual Financial Statements and Additional Information
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended April 30, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Financial Select Sector Index ......................................................... 44 06/18/26 $ 7,103 $ 336,385
E-Mini S&P MidCap 400 Index ............................................................. 1 06/18/26 365 20,946
$ 357,331
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 357,331 $ — $ — $ — $ 357,331
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts ................................. $ — $ — $ (235,445) $ — $ — $ — $ (235,445)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts ................................. $ — $ — $ 118,161 $ — $ — $ — $ 118,161
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 7,854,322
a

iShares
®
U.S. Financials ETF
Schedule of Investments
(continued)
April 30, 2026
45
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 3,389,481,360 $ — $ — $ 3,389,481,360
Short-Term Securities
Money Market Funds ...................................... 11,103,292 — — 11,103,292
$ 3,400,584,652 $ — $ — $ 3,400,584,652
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 357,331 $ — $ — $ 357,331
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
April 30, 2026
iShares
®
U.S. Healthcare ETF
(Percentages shown are based on Net Assets)
46
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Common Stocks
Biotechnology  —  21 .8%
AbbVie, Inc. ............................ 908,951 $ 192,079,525
Alnylam Pharmaceuticals, Inc.
(a)
............... 65,043 20,130,158
Amgen, Inc. ............................ 275,977 95,557,036
Apellis Pharmaceuticals, Inc.
(a) (b)
............... 55,325 2,265,559
Biogen, Inc.
(a)
........................... 74,951 14,186,725
BioMarin Pharmaceutical, Inc.
(a)
............... 97,276 5,244,149
Caris Life Sciences, Inc.
(a)
................... 46,498 883,462
Exelixis, Inc.
(a)
........................... 134,887 5,997,076
Gilead Sciences, Inc. ...................... 638,983 83,604,536
Halozyme Therapeutics, Inc.
(a)
................ 59,663 3,798,147
Incyte Corp.
(a)
........................... 82,475 7,857,393
Insmed, Inc.
(a)
........................... 107,428 14,645,659
Ionis Pharmaceuticals, Inc.
(a)
................. 81,133 6,065,503
Moderna, Inc.
(a)
.......................... 183,978 8,451,950
Natera, Inc.
(a)
........................... 67,782 13,973,937
Neurocrine Biosciences, Inc.
(a)
................ 49,746 6,550,056
Regeneron Pharmaceuticals, Inc. .............. 52,067 36,814,493
Revolution Medicines, Inc.
(a)
.................. 92,000 13,259,040
Roivant Sciences Ltd.
(a)
..................... 217,423 6,203,078
Sarepta Therapeutics, Inc.
(a)
................. 50,406 1,052,477
Summit Therapeutics, Inc.
(a) (b)
................. 59,469 1,276,205
Ultragenyx Pharmaceutical, Inc.
(a) (b)
............. 47,029 1,161,146
United Therapeutics Corp.
(a)
.................. 21,752 12,428,005
Vertex Pharmaceuticals, Inc.
(a)
................ 130,215 55,651,287
Viking Therapeutics, Inc.
(a) (b)
.................. 56,305 1,755,590
610,892,192
a
Health Care Equipment & Supplies  —  18 .1%
Abbott Laboratories ....................... 888,439 80,661,377
Align Technology, Inc.
(a)
..................... 34,372 6,049,816
Baxter International, Inc. .................... 263,592 4,633,947
Becton Dickinson & Co. .................... 146,754 21,872,216
Boston Scientific Corp.
(a)
.................... 757,333 43,629,954
Cooper Companies, Inc. (The)
(a)
............... 100,253 6,305,914
DENTSPLY SIRONA, Inc. ................... 102,273 1,201,708
Dexcom, Inc.
(a)
.......................... 200,601 11,945,790
Edwards Lifesciences Corp.
(a)
................ 295,309 24,658,301
Envista Holdings Corp.
(a)
.................... 83,179 2,157,663
GE HealthCare Technologies, Inc. ............. 234,843 14,287,848
Globus Medical, Inc. , Class A
(a)
............... 57,449 5,180,751
IDEXX Laboratories, Inc.
(a)
................... 40,868 22,918,774
Inspire Medical Systems, Inc.
(a)
............... 14,597 819,476
Insulet Corp.
(a)
........................... 36,020 6,200,483
Intuitive Surgical, Inc.
(a)
..................... 181,115 82,880,035
Masimo Corp.
(a)
.......................... 23,132 4,127,443
Medline, Inc. , Class A
(a) (b)
.................... 166,286 7,394,738
Medtronic PLC .......................... 657,966 53,275,507
Penumbra, Inc.
(a)
......................... 19,485 6,361,463
ResMed, Inc. ........................... 74,904 16,015,224
Solventum Corp.
(a) (b)
....................... 75,606 5,092,820
STERIS PLC ............................ 50,378 10,925,981
Stryker Corp. ........................... 176,611 55,655,424
Teleflex, Inc. ............................ 22,734 2,816,970
Zimmer Biomet Holdings, Inc. ................ 101,709 8,383,873
505,453,496
a
Health Care Providers & Services  —  14 .2%
Acadia Healthcare Co., Inc.
(a)
................. 46,112 1,194,070
Cardinal Health, Inc. ....................... 122,433 23,614,877
Centene Corp.
(a)
......................... 251,449 13,500,297
Chemed Corp. ........................... 7,132 3,030,957
Cigna Group (The) ........................ 135,171 39,277,989
DaVita, Inc.
(a)
............................ 18,073 2,803,845
Security Shares Value
a
Health Care Providers & Services (continued)
Elevance Health, Inc. ...................... 114,127 $ 42,959,685
Encompass Health Corp. ................... 51,165 5,116,500
HCA Healthcare, Inc. ...................... 83,159 36,128,428
Henry Schein, Inc.
(a) (b)
...................... 52,153 3,890,092
Humana, Inc. ........................... 61,927 14,642,020
Labcorp Holdings, Inc. ..................... 42,871 11,009,273
Molina Healthcare, Inc.
(a) (b)
................... 26,012 5,062,456
Quest Diagnostics, Inc. ..................... 57,184 11,105,133
Tenet Healthcare Corp.
(a)
.................... 44,688 7,915,139
UnitedHealth Group, Inc. .................... 466,902 172,977,853
Universal Health Services, Inc. , Class B ......... 26,901 4,526,631
398,755,245
a
Health Care Technology  —  0 .5%
Certara, Inc.
(a)
........................... 62,072 380,501
Doximity, Inc. , Class A
(a)
.................... 68,028 1,662,604
Veeva Systems, Inc. , Class A
(a)
............... 76,513 11,933,733
13,976,838
a
Life Sciences Tools & Services  —  9 .1%
Agilent Technologies, Inc. ................... 146,198 16,893,179
Avantor, Inc.
(a)
........................... 339,910 2,753,271
Bio-Rad Laboratories, Inc. , Class A
(a)
............ 9,459 2,649,655
Bio-Techne Corp. ......................... 79,419 4,393,459
Bruker Corp. ............................ 53,335 1,957,928
Charles River Laboratories International, Inc.
(a)
..... 25,012 4,176,254
Danaher Corp. .......................... 323,070 57,813,377
Illumina, Inc.
(a)
........................... 78,830 9,990,914
IQVIA Holdings, Inc.
(a)
...................... 86,665 13,725,136
Medpace Holdings, Inc.
(a)
................... 11,458 4,797,006
QIAGEN N.V.
(b)
.......................... 103,611 3,582,868
Repligen Corp.
(a)
......................... 26,944 3,187,745
Revvity, Inc. ............................ 58,068 5,029,850
Sotera Health Co.
(a)
....................... 125,345 1,950,368
Tempus AI, Inc. , Class A
(a) (b)
.................. 50,968 2,827,705
Thermo Fisher Scientific, Inc. ................. 193,763 92,804,726
Waters Corp.
(a)
.......................... 50,423 15,592,304
West Pharmaceutical Services, Inc. ............ 36,732 10,931,076
255,056,821
a
Pharmaceuticals  —  36 .1%
Bristol-Myers Squibb Co. .................... 1,045,640 63,355,328
Corcept Therapeutics, Inc.
(a)
................. 48,548 2,258,453
Elanco Animal Health, Inc.
(a)
.................. 252,846 5,656,165
Eli Lilly & Co. ........................... 411,051 384,168,265
Jazz Pharmaceuticals PLC
(a)
................. 29,815 6,053,041
Johnson & Johnson ....................... 1,234,718 283,799,932
Merck & Co., Inc. ......................... 1,275,105 139,215,964
Organon & Co. .......................... 133,826 1,773,194
Perrigo Co. PLC ......................... 69,103 818,180
Pfizer, Inc. ............................. 2,914,805 77,825,294
Royalty Pharma PLC , Class A ................ 197,243 9,879,902
Viatris, Inc. ............................. 592,375 8,850,082
Zoetis, Inc. , Class A ....................... 226,198 26,005,984
1,009,659,784
a
Total Common Stocks — 99.8%
(Cost: $ 3,102,613,525 ) ............................... 2,793,794,376

iShares
®
U.S. Healthcare ETF
Schedule of Investments
(continued)
April 30, 2026
(Percentages shown are based on Net Assets)
47
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Rights
Capital Markets  —  0 .0%
TPG, Inc. (Expires 04/09/29 )
(a)
................ 117,311 $ 1,173
a
a
Total Rights — 0.0%
(Cost: $ – ) ........................................ 1,173
Total Long-Term Investments — 99.8%
(Cost: $ 3,102,613,525 ) ............................... 2,793,795,549
a
Short-Term Securities
Money Market Funds  —  0 .8%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.83%
(c) (d) (e)
...................... 19,639,042 19,644,933
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.61%
(c) (d)
............................ 2,759,612 2,759,612
a
Total Short-Term Securities — 0.8%
(Cost: $ 22,394,905 ) ................................. 22,404,545
Total Investments — 100.6%
(Cost: $ 3,125,008,430 ) ............................... 2,816,200,094
Liabilities in Excess of Other Assets — ( 0 .6 ) % ............... (17,091,307)
Net Assets — 100.0% ................................. $ 2,799,108,787
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
04/30/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/26
  Shares Held
at 04/30/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 26,992,119  $ —  $ (7,349,388)
(a)
$ 9,509  $ (7,307) $ 19,644,933  19,639,042  $ 78,186
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 4,262,468  —  (1,502,856)
(a)
—  —  2,759,612  2,759,612  141,229  —
$ —  $ 9,509  $ (7,307)
$ 22,404,545
$ 219,415  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Health Care Select Sector Index ...................................................... 36 06/18/26 $ 5,327 $ (121,802)

Schedule of Investments
(continued)
April 30, 2026
iShares
®
U.S. Healthcare ETF
48
2026
iShares Annual Financial Statements and Additional Information
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended April 30, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 121,802 $ — $ — $ — $ 121,802
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts ................................. $ — $ — $ (206,596) $ — $ — $ — $ (206,596)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts ................................. $ — $ — $ (44,962) $ — $ — $ — $ (44,962)
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 5,784,685
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 2,793,794,376  $ —  $ —  $ 2,793,794,376
Rights ................................................ —  1,173  —  1,173
Short-Term Securities
Money Market Funds ...................................... 22,404,545  —  —  22,404,545
$ 2,816,198,921  $ 1,173  $ —  $ 2,816,200,094
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (121,802) $ —  $ —  $ (121,802)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
U.S. Industrials ETF
Schedule of Investments
April 30, 2026
(Percentages shown are based on Net Assets)
49
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  18 .4%
ATI, Inc.
(a)
.............................. 33,705 $ 5,239,779
Axon Enterprise, Inc.
(a)
..................... 18,927 7,604,112
Boeing Co. (The)
(a)
........................ 189,192 43,330,644
BWX Technologies, Inc. .................... 22,862 4,947,108
Curtiss-Wright Corp. ....................... 9,206 6,630,161
FTAI Aviation Ltd. ......................... 25,505 6,367,833
General Dynamics Corp. .................... 63,274 21,785,238
General Electric Co. ....................... 260,447 75,511,399
HEICO Corp. ........................... 10,600 2,861,152
HEICO Corp. , Class A ...................... 18,803 3,930,203
Howmet Aerospace, Inc. .................... 100,402 24,401,702
Huntington Ingalls Industries, Inc. .............. 9,782 3,563,485
Karman Holdings, Inc.
(a) (b)
................... 12,688 862,530
L3Harris Technologies, Inc. .................. 46,771 14,992,444
Leonardo DRS, Inc. ....................... 18,683 759,090
Loar Holdings, Inc.
(a) (b)
...................... 10,729 602,112
Lockheed Martin Corp. ..................... 51,644 26,750,043
Northrop Grumman Corp. ................... 33,481 19,401,570
Rocket Lab Corp.
(a)
....................... 122,462 10,104,340
RTX Corp. ............................. 334,999 58,983,274
StandardAero, Inc.
(a)
....................... 57,172 1,421,296
Textron, Inc. ............................ 44,039 4,225,982
TransDigm Group, Inc. ..................... 13,843 16,057,603
Woodward, Inc. .......................... 15,010 5,448,480
365,781,580
a
Air Freight & Logistics  —  2 .7%
CH Robinson Worldwide, Inc. ................ 29,387 5,342,850
Expeditors International of Washington, Inc. ....... 33,339 4,930,505
FedEx Corp. ............................ 53,663 21,642,825
GXO Logistics, Inc.
(a)
...................... 28,073 1,603,810
United Parcel Service, Inc. , Class B ............ 183,811 19,998,637
53,518,627
a
Automobile Components  —  0 .0%
Versigent PLC
(a)
.......................... 18,237 637,748
a
Building Products  —  4 .8%
A O Smith Corp. ......................... 28,388 1,755,514
AAON, Inc. ............................. 16,852 1,572,460
Advanced Drainage Systems, Inc. ............. 17,670 2,637,247
Allegion PLC ............................ 21,493 2,954,858
Armstrong World Industries, Inc. ............... 10,821 1,843,790
Builders FirstSource, Inc.
(a)
.................. 27,153 2,147,531
Carlisle Companies, Inc. .................... 10,374 3,685,467
Carrier Global Corp. ....................... 196,587 13,204,749
Fortune Brands Innovations, Inc. .............. 30,233 1,225,646
Hayward Holdings, Inc.
(a)
.................... 51,560 773,916
Johnson Controls International PLC ............ 153,265 22,381,288
Lennox International, Inc. ................... 7,930 4,241,678
Masco Corp. ............................ 52,147 3,745,197
Owens Corning .......................... 20,375 2,513,052
Simpson Manufacturing Co., Inc. .............. 10,355 1,975,009
Trane Technologies PLC .................... 55,820 27,493,583
Trex Co., Inc.
(a)
.......................... 26,855 1,052,716
95,203,701
a
Chemicals  —  2 .1%
Axalta Coating Systems Ltd.
(a)
................ 53,148 1,511,529
Dow, Inc. .............................. 177,039 7,168,309
DuPont de Nemours, Inc. ................... 104,908 4,790,100
PPG Industries, Inc. ....................... 56,226 6,100,521
RPM International, Inc. ..................... 31,909 3,251,208
Security Shares Value
a
Chemicals (continued)
Sherwin-Williams Co. (The) .................. 57,774 $ 18,580,696
41,402,363
a
Commercial Services & Supplies  —  1 .2%
Cintas Corp. ............................ 86,087 15,040,260
MSA Safety, Inc. ......................... 9,316 1,550,089
Tetra Tech, Inc. .......................... 65,504 2,117,089
Veralto Corp. ............................ 61,920 5,461,344
24,168,782
a
Construction & Engineering  —  3 .6%
AECOM ............................... 32,205 2,708,440
API Group Corp.
(a)
........................ 89,239 4,080,007
Comfort Systems USA, Inc. .................. 8,711 16,030,418
EMCOR Group, Inc. ....................... 11,064 9,865,437
Everus Construction Group, Inc.
(a)
.............. 12,725 1,876,047
MasTec, Inc.
(a)
........................... 15,583 6,140,481
Quanta Services, Inc. ...................... 36,882 26,841,613
Valmont Industries, Inc. ..................... 4,875 2,476,695
WillScot Holdings Corp. .................... 44,143 999,398
71,018,536
a
Construction Materials  —  2 .1%
CRH PLC .............................. 167,962 19,890,060
Eagle Materials, Inc. ....................... 7,783 1,635,286
James Hardie Industries PLC
(a)
............... 37,606 789,350
Martin Marietta Materials, Inc. ................ 15,019 9,297,813
Vulcan Materials Co. ...................... 33,072 9,979,145
41,591,654
a
Consumer Finance  —  4 .0%
American Express Co. ..................... 135,222 43,683,467
Capital One Financial Corp. .................. 153,860 29,433,418
Synchrony Financial ....................... 87,010 6,630,162
79,747,047
a
Containers & Packaging  —  1 .3%
Amcor PLC ............................. 115,536 4,394,989
AptarGroup, Inc. ......................... 16,314 2,017,716
Ball Corp. .............................. 66,967 4,090,344
Crown Holdings, Inc. ...................... 28,947 2,845,780
Graphic Packaging Holding Co. ............... 73,473 700,198
Packaging Corp. of America ................. 22,125 4,722,581
Silgan Holdings, Inc. ....................... 22,264 902,805
Smurfit Westrock PLC ..................... 130,482 5,009,204
Sonoco Products Co. ...................... 24,743 1,236,160
25,919,777
a
Diversified Consumer Services  —  0 .1%
ADT, Inc. .............................. 128,472 967,394
a
Electrical Equipment  —  9 .3%
Acuity, Inc. ............................. 7,761 2,248,905
AMETEK, Inc. ........................... 57,683 13,584,347
Eaton Corp. PLC ......................... 98,125 42,489,106
Emerson Electric Co. ...................... 141,125 19,819,595
GE Vernova, Inc. ......................... 67,603 73,245,146
Generac Holdings, Inc.
(a)
.................... 14,502 3,759,353
Hubbell, Inc. ............................ 13,375 6,796,774
nVent Electric PLC ........................ 39,896 5,701,138
Regal Rexnord Corp. ...................... 16,489 3,545,630
Rockwell Automation, Inc. ................... 28,348 11,591,781
Sensata Technologies Holding PLC ............ 36,389 1,515,238
184,297,013
a

Schedule of Investments
(continued)
April 30, 2026
iShares
®
U.S. Industrials ETF
(Percentages shown are based on Net Assets)
50
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Electronic Equipment, Instruments & Components  —  1 .7%
Cognex Corp. ........................... 41,898 $ 2,325,758
Crane NXT Co. .......................... 12,141 542,460
Keysight Technologies, Inc.
(a)
................. 43,083 15,075,173
Littelfuse, Inc. ........................... 6,162 2,490,496
Ralliant Corp. ........................... 28,476 1,293,949
Teledyne Technologies, Inc.
(a) (b)
............... 11,625 7,508,006
Vontier Corp. ............................ 36,531 1,310,732
Zebra Technologies Corp. , Class A
(a)
............ 12,693 2,871,918
33,418,492
a
Financial Services  —  14 .9%
Affirm Holdings, Inc. , Class A
(a)
................ 68,978 4,433,906
Block, Inc. , Class A
(a)
...................... 134,062 9,452,712
Corpay, Inc.
(a)
........................... 17,041 5,222,555
Euronet Worldwide, Inc.
(a)
................... 9,733 704,474
Fidelity National Information Services, Inc. ........ 129,996 6,048,714
Fiserv, Inc.
(a)
............................ 134,178 8,406,252
Global Payments, Inc. ..................... 58,950 4,242,042
Jack Henry & Associates, Inc. ................ 18,197 2,797,789
Mastercard, Inc. , Class A .................... 201,430 101,303,176
PayPal Holdings, Inc. ...................... 234,496 11,757,629
Shift4 Payments, Inc. , Class A
(a) (b)
.............. 16,514 731,240
Visa, Inc. , Class A ........................ 421,497 139,026,570
Western Union Co. (The) ................... 65,068 591,468
WEX, Inc.
(a)
............................. 8,508 1,279,008
295,997,535
a
Ground Transportation  —  5 .6%
CSX Corp. ............................. 470,062 21,354,917
JB Hunt Transport Services, Inc. .............. 19,177 4,823,591
Knight-Swift Transportation Holdings, Inc. , Class A .. 39,567 2,567,898
Landstar System, Inc. ...................... 8,500 1,564,595
Norfolk Southern Corp. ..................... 56,563 17,864,292
Old Dominion Freight Line, Inc. ............... 45,990 9,769,656
Ryder System, Inc. ........................ 9,808 2,488,976
Saia, Inc.
(a)
............................. 6,696 3,005,299
Schneider National, Inc. , Class B .............. 11,473 356,696
Union Pacific Corp. ....................... 149,747 40,353,821
XPO, Inc.
(a) (b)
............................ 28,669 6,310,907
110,460,648
a
Household Durables  —  0 .2%
Mohawk Industries, Inc.
(a)
................... 12,675 1,337,973
TopBuild Corp.
(a)
......................... 7,049 3,120,592
4,458,565
a
Industrial Conglomerates  —  2 .7%
3M Co. ................................ 133,537 19,565,841
Honeywell International, Inc. ................. 159,233 34,128,409
53,694,250
a
IT Services  —  1 .4%
Accenture PLC , Class A .................... 154,060 27,532,063
a
Leisure Products  —  0 .1%
Brunswick Corp. ......................... 16,393 1,302,424
a
Life Sciences Tools & Services  —  0 .3%
Mettler-Toledo International, Inc.
(a)
............. 5,149 6,573,265
a
Machinery  —  16 .5%
AGCO Corp. ............................ 15,511 1,877,141
Allison Transmission Holdings, Inc. ............. 20,777 2,791,390
Caterpillar, Inc. .......................... 115,939 103,198,463
CNH Industrial N.V. ....................... 220,163 2,357,946
Crane Co. .............................. 12,375 2,199,409
Security Shares Value
a
Machinery (continued)
Cummins, Inc. ........................... 34,459 $ 23,122,334
Deere & Co. ............................ 61,177 36,086,477
Donaldson Co., Inc. ....................... 28,712 2,531,537
Dover Corp. ............................ 33,983 7,694,091
Esab Corp. ............................. 14,247 1,400,053
Flowserve Corp. ......................... 31,829 2,343,888
Fortive Corp. ............................ 79,494 4,752,946
Gates Industrial Corp. PLC
(a)
................. 63,479 1,625,697
Graco, Inc. ............................. 41,650 3,343,246
IDEX Corp. ............................. 18,908 4,119,108
Illinois Tool Works, Inc. ..................... 72,554 18,719,658
Ingersoll Rand, Inc. ....................... 99,605 7,954,455
ITT, Inc. ............................... 21,390 4,584,733
Lincoln Electric Holdings, Inc. ................ 13,401 3,551,265
Middleby Corp. (The)
(a)
..................... 11,891 1,669,021
Nordson Corp. ........................... 13,358 3,853,115
Oshkosh Corp. .......................... 15,683 2,451,253
Otis Worldwide Corp. ...................... 97,590 7,600,309
PACCAR, Inc. ........................... 129,043 15,330,308
Parker-Hannifin Corp. ...................... 31,670 28,801,331
Pentair PLC ............................ 41,033 3,311,773
Snap-on, Inc. ........................... 12,846 4,925,156
Stanley Black & Decker, Inc. ................. 38,683 3,023,463
Toro Co. (The) ........................... 24,589 2,340,135
Westinghouse Air Brake Technologies Corp. ....... 42,455 11,458,180
Xylem, Inc. ............................. 60,877 7,193,226
326,211,107
a
Marine Transportation  —  0 .1%
Kirby Corp.
(a)
............................ 13,468 2,027,473
a
Paper & Forest Products  —  0 .1%
Louisiana-Pacific Corp. ..................... 15,891 1,147,171
a
Professional Services  —  2 .9%
Amentum Holdings, Inc.
(a)
................... 39,961 1,048,177
Automatic Data Processing, Inc. ............... 100,970 21,399,582
Booz Allen Hamilton Holding Corp. , Class A ....... 30,080 2,339,322
Equifax, Inc. ............................ 30,521 5,308,823
ExlService Holdings, Inc.
(a)
.................. 38,510 1,227,699
FTI Consulting, Inc.
(a)
...................... 7,511 1,346,722
Genpact Ltd. ............................ 39,632 1,377,212
Jacobs Solutions, Inc. ...................... 29,383 3,802,454
ManpowerGroup, Inc. ...................... 11,512 348,468
Paychex, Inc. ........................... 80,907 7,494,415
Paylocity Holding Corp.
(a)
................... 11,015 1,161,972
Robert Half, Inc. ......................... 25,236 671,530
TransUnion ............................. 48,927 3,473,817
Verisk Analytics, Inc. , Class A ................. 35,092 6,474,123
57,474,316
a
Semiconductors & Semiconductor Equipment  —  0 .2%
MKS, Inc. .............................. 16,828 4,774,945
a
Software  —  0 .6%
Aurora Innovation, Inc.
(a) (b)
................... 290,935 1,710,698
BILL Holdings, Inc.
(a)
....................... 20,076 762,888
Fair Isaac Corp.
(a) (b)
....................... 5,795 5,939,875
Trimble, Inc.
(a)
........................... 59,746 4,022,101
12,435,562
a
Trading Companies & Distributors  —  3 .0%
Applied Industrial Technologies, Inc. ............ 9,256 2,830,022
Core & Main, Inc. , Class A
(a)
.................. 47,444 2,389,754
Ferguson Enterprises, Inc. ................... 47,830 12,804,569
MSC Industrial Direct Co., Inc. , Class A .......... 11,060 1,131,106

iShares
®
U.S. Industrials ETF
Schedule of Investments
(continued)
April 30, 2026
(Percentages shown are based on Net Assets)
51
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Trading Companies & Distributors (continued)
QXO, Inc.
(a) (b)
............................ 160,872 $ 3,228,701
United Rentals, Inc. ....................... 15,904 15,265,295
Watsco, Inc. ............................ 8,697 3,807,895
WESCO International, Inc. ................... 12,126 4,233,429
WW Grainger, Inc. ........................ 10,947 12,713,299
58,404,070
a
Total Long-Term Investments — 99.9%
(Cost: $ 1,905,118,152 ) ............................... 1,980,166,108
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0 .8%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.83%
(c) (d) (e)
...................... 13,853,092 $ 13,857,248
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.61%
(c) (d)
............................ 2,376,358 2,376,358
a
Total Short-Term Securities — 0.8%
(Cost: $ 16,232,174 ) ................................. 16,233,606
Total Investments — 100.7%
(Cost: $ 1,921,350,326 ) ............................... 1,996,399,714
Liabilities in Excess of Other Assets — ( 0 .7 ) % ............... (13,254,605)
Net Assets — 100.0% ................................. $ 1,983,145,109
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
04/30/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/26
  Shares Held
at 04/30/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 7,204,493 $ 6,655,263
(a)
$ — $ (2,643) $ 135 $ 13,857,248 13,853,092 $ 41,265
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 1,804,346 572,012
(a)
— — — 2,376,358 2,376,358 81,487 —
$ — $ (2,643) $ 135
$ 16,233,606
$ 122,752 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Industrial Select Sector Index ......................................................... 15 06/18/26 $ 2,653 $ 37,474

Schedule of Investments
(continued)
April 30, 2026
iShares
®
U.S. Industrials ETF
52
2026
iShares Annual Financial Statements and Additional Information
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended April 30, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 37,474 $ — $ — $ — $ 37,474
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts ................................. $ — $ — $ 494,744 $ — $ — $ — $ 494,744
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts ................................. $ — $ — $ (19,675) $ — $ — $ — $ (19,675)
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 2,305,245
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,980,166,108  $ —  $ —  $ 1,980,166,108
Short-Term Securities
Money Market Funds ...................................... 16,233,606  —  —  16,233,606
$ 1,996,399,714  $ —  $ —  $ 1,996,399,714
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 37,474  $ —  $ —  $ 37,474
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
U.S. Technology ETF
Schedule of Investments
April 30, 2026
(Percentages shown are based on Net Assets)
53
Schedule of Investments
Security Shares Value
a
Common Stocks
Communications Equipment  —  0 .1%
F5, Inc.
(a) (b)
............................. 74,253 $ 24,050,547
a
Consumer Finance  —  0 .0%
Figure Technology Solutions, Inc. , Class A
(a) (b)
...... 45,658 1,602,596
a
Consumer Staples Distribution & Retail  —  0 .0%
Maplebear, Inc.
(a) (b)
........................ 226,589 9,596,044
a
Electrical Equipment  —  0 .8%
Vertiv Holdings Co. , Class A ................. 500,298 164,342,890
a
Electronic Equipment, Instruments & Components  —  3 .0%
Amphenol Corp. , Class A ................... 1,604,431 236,284,553
Arrow Electronics, Inc.
(a)
.................... 67,843 12,742,951
Avnet, Inc. ............................. 105,578 8,711,241
CDW Corp. ............................. 170,886 23,396,002
Coherent Corp.
(a)
......................... 229,941 73,514,437
Corning, Inc. ............................ 1,026,623 168,612,562
Flex Ltd.
(a)
.............................. 483,785 44,290,517
Ingram Micro Holding Corp. .................. 23,999 738,449
IPG Photonics Corp.
(a)
..................... 32,455 3,859,549
Jabil, Inc. .............................. 136,419 46,040,048
TD SYNNEX Corp. ........................ 100,397 22,908,587
641,098,896
a
Financial Services  —  0 .1%
Toast, Inc. , Class A
(a)
...................... 611,256 17,433,021
a
Hotels, Restaurants & Leisure  —  0 .4%
DoorDash, Inc. , Class A
(a) (b)
.................. 480,764 81,080,849
a
Interactive Media & Services  —  17 .2%
Alphabet, Inc. , Class A ..................... 4,366,039 1,680,051,807
Alphabet, Inc. , Class C , NVS ................. 3,555,022 1,357,805,103
IAC, Inc.
(a)
.............................. 85,093 3,791,744
Match Group, Inc. ........................ 309,347 11,575,765
Meta Platforms, Inc. , Class A ................. 982,459 601,176,486
Pinterest, Inc. , Class A
(a)
.................... 776,674 15,269,411
Reddit, Inc. , Class A
(a) (b)
..................... 170,273 25,069,294
Trump Media & Technology Group Corp.
(a) (b)
....... 217,226 1,987,618
ZoomInfo Technologies, Inc. , Class A
(a)
.......... 348,840 2,180,250
3,698,907,478
a
IT Services  —  3 .0%
Akamai Technologies, Inc.
(a)
.................. 185,166 19,068,395
Amdocs Ltd. ............................ 142,399 9,208,943
Cloudflare, Inc. , Class A
(a)
................... 412,161 84,480,640
Cognizant Technology Solutions Corp. , Class A ..... 635,668 33,626,837
DXC Technology Co.
(a)
..................... 226,955 2,569,131
EPAM Systems, Inc.
(a) (b)
.................... 70,823 8,058,241
Gartner, Inc.
(a) (b)
.......................... 92,122 13,679,196
Globant SA
(a) (b)
.......................... 56,783 2,341,163
GoDaddy, Inc. , Class A
(a)
.................... 176,820 15,346,208
International Business Machines Corp. .......... 1,222,641 282,405,618
Kyndryl Holdings, Inc.
(a)
..................... 304,072 4,202,275
MongoDB, Inc. , Class A
(a)
................... 103,661 26,001,289
Okta, Inc. , Class A
(a)
....................... 220,039 16,205,872
Snowflake, Inc. , Class A
(a)
................... 435,992 59,499,828
Twilio, Inc. , Class A
(a)
...................... 185,857 27,517,987
VeriSign, Inc. ........................... 109,389 29,388,449
633,600,072
a
Security Shares Value
a
Media  —  0 .0%
DoubleVerify Holdings, Inc.
(a)
................. 173,500 $ 1,911,970
NIQ Global Intelligence PLC
(a) (b)
............... 91,382 998,805
2,910,775
a
Professional Services  —  0 .4%
CACI International, Inc. , Class A
(a)
............. 28,490 14,801,695
Clarivate PLC
(a) (b)
......................... 453,432 1,301,350
Concentrix Corp. ......................... 56,655 1,349,522
KBR, Inc. .............................. 165,348 6,198,896
Leidos Holdings, Inc. ...................... 167,703 25,024,642
Parsons Corp.
(a)
.......................... 68,668 3,461,554
Paycom Software, Inc. ..................... 65,619 8,317,864
Science Applications International Corp. ......... 60,251 5,830,489
SS&C Technologies Holdings, Inc. ............. 275,090 19,063,737
85,349,749
a
Semiconductors & Semiconductor Equipment  —  41 .6%
Advanced Micro Devices, Inc.
(a)
............... 2,117,556 750,652,426
Allegro MicroSystems, Inc.
(a)
................. 161,351 7,825,524
Amkor Technology, Inc. ..................... 163,332 11,392,407
Analog Devices, Inc. ....................... 642,593 258,489,460
Applied Materials, Inc. ..................... 1,042,979 411,444,786
Astera Labs, Inc.
(a)
........................ 169,630 33,033,746
Broadcom, Inc. .......................... 1,940,503 810,024,167
Cirrus Logic, Inc.
(a)
........................ 67,216 10,961,585
Entegris, Inc. ............................ 197,115 27,868,119
GLOBALFOUNDRIES, Inc.
(a)
................. 161,435 10,428,701
Intel Corp.
(a)
............................ 5,802,102 548,182,597
KLA Corp. .............................. 173,019 302,843,807
Lam Research Corp. ...................... 1,650,164 425,511,289
Lattice Semiconductor Corp.
(a)
................ 178,761 21,858,895
MACOM Technology Solutions Holdings, Inc.
(a) (b)
.... 87,148 24,541,748
Marvell Technology, Inc. .................... 1,112,898 183,795,105
Microchip Technology, Inc. ................... 693,940 64,473,965
Micron Technology, Inc. ..................... 1,235,361 638,879,295
Monolithic Power Systems, Inc. ............... 60,854 98,243,306
NVIDIA Corp. ........................... 17,435,632 3,479,629,078
ON Semiconductor Corp.
(a)
.................. 528,391 53,267,097
Onto Innovation, Inc.
(a)
..................... 63,912 18,857,875
Qnity Electronics, Inc. ...................... 275,130 38,699,786
Qorvo, Inc.
(a)
............................ 110,359 10,398,025
QUALCOMM, Inc. ........................ 1,405,871 252,466,314
Skyworks Solutions, Inc. .................... 194,779 13,667,642
Teradyne, Inc. ........................... 205,866 70,708,795
Texas Instruments, Inc. ..................... 1,195,031 335,899,314
Universal Display Corp. .................... 57,805 5,034,238
8,919,079,092
a
Software  —  16 .7%
Adobe, Inc.
(a)
............................ 538,912 132,626,243
Appfolio, Inc. , Class A
(a)
.................... 28,866 4,823,220
AppLovin Corp. , Class A
(a)
................... 313,109 139,756,202
Atlassian Corp. , Class A
(a)
................... 217,850 14,942,331
Autodesk, Inc.
(a)
.......................... 280,138 66,392,706
Bentley Systems, Inc. , Class B ................ 207,001 6,752,373
Cadence Design Systems, Inc.
(a)
.............. 358,778 118,249,641
CCC Intelligent Solutions Holdings, Inc.
(a)
......... 793,338 4,157,091
Crowdstrike Holdings, Inc. , Class A
(a)
............ 325,182 144,949,876
Datadog, Inc. , Class A
(a)
.................... 410,414 54,252,627
Docusign, Inc.
(a)
.......................... 264,129 12,147,293
Dolby Laboratories, Inc. , Class A .............. 78,982 5,065,905
Dropbox, Inc. , Class A
(a)
.................... 227,054 5,515,142
Dynatrace, Inc.
(a)
......................... 386,125 13,981,586
Elastic N.V.
(a)
............................ 122,770 5,700,211
Fortinet, Inc.
(a)
........................... 813,455 68,582,391

Schedule of Investments
(continued)
April 30, 2026
iShares
®
U.S. Technology ETF
(Percentages shown are based on Net Assets)
54
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Software (continued)
Gen Digital, Inc. .......................... 722,417 $ 13,935,424
Gitlab, Inc. , Class A
(a)
...................... 179,780 3,980,329
Guidewire Software, Inc.
(a)
................... 111,562 15,439,065
HubSpot, Inc.
(a)
.......................... 66,859 14,826,652
Intuit, Inc. .............................. 358,972 139,460,622
Manhattan Associates, Inc.
(a)
................. 78,831 10,870,007
Microsoft Corp. .......................... 2,096,812 855,037,997
nCino, Inc.
(a)
............................ 144,343 2,523,116
Nutanix, Inc. , Class A
(a)
..................... 340,631 13,928,402
Oracle Corp. ............................ 2,213,060 357,165,753
Palantir Technologies, Inc. , Class A
(a)
........... 2,870,901 399,371,038
Palo Alto Networks, Inc.
(a) (b)
.................. 1,051,702 188,591,203
Pegasystems, Inc. ........................ 121,361 4,435,745
Procore Technologies, Inc.
(a) (b)
................ 164,674 9,317,255
PTC, Inc.
(a)
............................. 154,932 21,117,232
RingCentral, Inc. , Class A ................... 98,617 3,966,376
Roper Technologies, Inc. .................... 141,144 50,079,303
Rubrik, Inc. , Class A
(a)
...................... 187,913 9,993,213
SailPoint, Inc.
(a) (b)
......................... 77,107 880,562
Salesforce, Inc. .......................... 1,198,701 211,606,688
Samsara, Inc. , Class A
(a)
.................... 421,491 12,113,651
SentinelOne, Inc. , Class A
(a)
.................. 394,200 5,581,872
ServiceNow, Inc.
(a)
........................ 1,373,072 121,255,988
Strategy, Inc. , Class A
(a) (b)
................... 410,171 67,862,792
Synopsys, Inc.
(a)
......................... 251,018 121,141,287
Teradata Corp.
(a)
......................... 121,294 3,196,097
Tyler Technologies, Inc.
(a)
................... 56,564 19,296,243
UiPath, Inc. , Class A
(a) (b)
.................... 528,913 5,447,804
Unity Software, Inc.
(a)
...................... 423,489 11,188,579
Workday, Inc. , Class A
(a)
.................... 278,130 34,043,112
Zoom Communications, Inc. , Class A
(a) (b)
......... 350,362 34,037,668
Zscaler, Inc.
(a)
........................... 131,489 17,182,982
3,576,768,895
a
Security Shares Value
a
Technology Hardware, Storage & Peripherals  —  16 .6%
Apple, Inc. ............................. 10,770,525 $ 2,922,581,959
Dell Technologies, Inc. , Class C ............... 410,474 85,768,542
Everpure, Inc. , Class A
(a)
.................... 413,504 29,544,861
Hewlett Packard Enterprise Co. ............... 1,751,415 50,388,209
HP, Inc. ............................... 1,207,428 25,186,948
NetApp, Inc. ............................ 259,993 28,799,425
Sandisk Corp.
(a)
.......................... 188,030 206,176,775
Super Micro Computer, Inc.
(a) (b)
................ 675,175 18,499,795
Western Digital Corp. ...................... 447,305 194,362,969
3,561,309,483
a
Total Long-Term Investments — 99.9%
(Cost: $ 14,881,657,649 ) .............................. 21,417,130,387
a
Short-Term Securities
Money Market Funds  —  0 .5%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.83%
(c) (d) (e)
...................... 88,482,638 88,509,183
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.61%
(c) (d)
............................ 26,766,370 26,766,370
a
Total Short-Term Securities — 0.5%
(Cost: $ 115,241,148 ) ................................ 115,275,553
Total Investments — 100.4%
(Cost: $ 14,996,898,797 ) .............................. 21,532,405,940
Liabilities in Excess of Other Assets — ( 0 .4 ) % ............... (92,442,646)
Net Assets — 100.0% ................................. $ 21,439,963,294
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
04/30/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/26
  Shares Held
at 04/30/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares . $ 378,373,201 $ — $ (289,903,582)
(a)
$ 66,431 $ (26,867) $ 88,509,183 88,482,638 $ 511,078
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 21,850,106 4,916,264
(a)
— — — 26,766,370 26,766,370 777,026 —
$ — $ 66,431 $ (26,867)
$ 115,275,553
$ 1,288,104 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

iShares
®
U.S. Technology ETF
Schedule of Investments
(continued)
April 30, 2026
55
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended April 30, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P Communication Services Select Sector Index ........................................... 10 06/18/26 $ 1,530 $ 47,449
E-Mini Technology Select Sector Index ....................................................... 61 06/18/26 19,705 2,801,737
$ 2,849,186
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 2,849,186 $ — $ — $ — $ 2,849,186
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts .................................. $ — $ — $ 6,567,230 $ — $ — $ — $ 6,567,230
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts .................................. $ — $ — $ 2,472,661 $ — $ — $ — $ 2,472,661
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 15,382,769
a

Schedule of Investments
(continued)
April 30, 2026
iShares
®
U.S. Technology ETF
56
2026
iShares Annual Financial Statements and Additional Information
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 21,417,130,387  $ —  $ —  $ 21,417,130,387
Short-Term Securities
Money Market Funds ...................................... 115,275,553  —  —  115,275,553
$ 21,532,405,940  $ —  $ —  $ 21,532,405,940
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 2,849,186  $ —  $ —  $ 2,849,186
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End  (continued)

iShares
®
U.S. Transportation ETF
Schedule of Investments
April 30, 2026
(Percentages shown are based on Net Assets)
57
Schedule of Investments
Security Shares Value
a
Common Stocks
Air Freight & Logistics  —  20 .8%
CH Robinson Worldwide, Inc. ................ 347,008 $ 63,089,524
Expeditors International of Washington, Inc. ....... 391,929 57,962,380
FedEx Corp. ............................ 456,329 184,042,049
Forward Air Corp.
(a)
....................... 64,831 1,365,341
GXO Logistics, Inc.
(a)
...................... 334,881 19,131,752
Hub Group, Inc. , Class A .................... 177,472 7,778,598
United Parcel Service, Inc. , Class B ............ 845,949 92,039,251
425,408,895
a
Ground Transportation  —  62 .0%
ArcBest Corp. ........................... 65,421 8,345,757
Avis Budget Group, Inc.
(a) (b)
.................. 49,370 8,919,678
Covenant Logistics Group, Inc. ................ 43,861 1,528,995
CSX Corp. ............................. 2,113,608 96,021,211
FTAI Infrastructure, Inc. ..................... 339,532 2,086,424
Heartland Express, Inc. ..................... 133,351 1,784,236
Hertz Global Holdings, Inc.
(a) (b)
................ 363,785 2,313,673
JB Hunt Transport Services, Inc. .............. 218,682 55,005,084
Knight-Swift Transportation Holdings, Inc. , Class A .. 474,848 30,817,635
Landstar System, Inc. ...................... 99,641 18,340,919
Lyft, Inc. , Class A
(a) (b)
....................... 1,163,875 16,468,831
Marten Transport Ltd. ...................... 169,021 2,548,837
Norfolk Southern Corp. ..................... 286,615 90,521,615
Old Dominion Freight Line, Inc. ............... 451,667 95,947,621
RXO, Inc.
(a) (b)
............................ 480,789 9,601,356
Ryder System, Inc. ........................ 115,269 29,251,814
Saia, Inc.
(a)
............................. 77,955 34,987,763
Schneider National, Inc. , Class B .............. 145,421 4,521,139
Uber Technologies, Inc.
(a)
................... 4,342,521 323,995,492
U-Haul Holding Co. , Series N , NVS
(b)
........... 294,183 14,029,587
Union Pacific Corp. ....................... 1,252,016 337,393,272
Werner Enterprises, Inc. .................... 175,456 6,469,063
XPO, Inc.
(a) (b)
............................ 342,603 75,417,198
1,266,317,200
a
Marine Transportation  —  2 .1%
Genco Shipping & Trading Ltd. ................ 111,134 2,693,888
Kirby Corp.
(a)
............................ 158,445 23,852,310
Security Shares Value
a
Marine Transportation (continued)
Matson, Inc. ............................ 91,155 $ 15,900,167
42,446,365
a
Passenger Airlines  —  15 .1%
Alaska Air Group, Inc.
(a) (b)
................... 335,109 13,106,113
Allegiant Travel Co.
(a)
...................... 39,257 2,969,400
American Airlines Group, Inc.
(a) (b)
.............. 1,932,004 22,623,767
Delta Air Lines, Inc. ....................... 1,441,662 98,018,599
Frontier Group Holdings, Inc.
(a) (b)
............... 247,403 898,073
JetBlue Airways Corp.
(a)
.................... 864,579 4,024,615
Joby Aviation, Inc.
(a) (b)
...................... 1,774,207 16,304,962
SkyWest, Inc.
(a)
.......................... 117,243 9,627,995
Southwest Airlines Co. ..................... 1,437,075 54,493,884
Sun Country Airlines Holdings, Inc.
(a)
............ 155,999 2,464,784
United Airlines Holdings, Inc.
(a)
................ 940,187 84,616,830
309,149,022
a
Total Long-Term Investments — 100.0%
(Cost: $ 2,009,226,121 ) ............................... 2,043,321,482
a
Short-Term Securities
Money Market Funds  —  1 .9%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.83%
(c) (d) (e)
...................... 39,003,319 39,015,020
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.61%
(c) (d)
............................ 492,871 492,871
a
Total Short-Term Securities — 1.9%
(Cost: $ 39,504,665 ) ................................. 39,507,891
Total Investments — 101.9%
(Cost: $ 2,048,730,786 ) ............................... 2,082,829,373
Liabilities in Excess of Other Assets — ( 1 .9 ) % ............... (39,475,622)
Net Assets — 100.0% ................................. $ 2,043,353,751
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
04/30/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/26
  Shares Held
at 04/30/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 7,326,362 $ 31,687,763
(a)
$ — $ 1,893 $ (998) $ 39,015,020 39,003,319 $ 84,481
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 657,167 — (164,296)
(a)
— — 492,871 492,871 20,378 —
$ — $ 1,893 $ (998)
$ 39,507,891
$ 104,859 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(continued)
April 30, 2026
iShares
®
U.S. Transportation ETF
58
2026
iShares Annual Financial Statements and Additional Information
Derivative Financial Instruments Categorized by Risk Exposure
For the period ended April 30, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts ......................................... $ — $ — $ 48,441 $ — $ — $ — $ 48,441
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts ......................................... $ — $ — $ (29,941) $ — $ — $ — $ (29,941)
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 158,788
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 2,043,321,482  $ —  $ —  $ 2,043,321,482
Short-Term Securities
Money Market Funds ...................................... 39,507,891  —  —  39,507,891
$ 2,082,829,373  $ —  $ —  $ 2,082,829,373

iShares
®
U.S. Utilities ETF
Schedule of Investments
April 30, 2026
(Percentages shown are based on Net Assets)
59
Schedule of Investments
Security Shares Value
a
Common Stocks
Commercial Services & Supplies  —  8 .6%
Clean Harbors, Inc.
(a)
...................... 49,293 $ 15,412,935
Republic Services, Inc. , Class A ............... 197,114 41,240,191
Waste Management, Inc. .................... 359,950 83,706,373
140,359,499
a
Electric Utilities  —  58 .3%
Alliant Energy Corp. ....................... 250,116 18,366,018
American Electric Power Co., Inc. .............. 520,537 71,370,828
Constellation Energy Corp. .................. 303,541 95,008,333
Duke Energy Corp. ....................... 756,940 98,061,577
Edison International ....................... 370,948 25,777,176
Entergy Corp. ........................... 434,467 51,228,004
Evergy, Inc. ............................. 224,129 18,566,846
Eversource Energy ....................... 365,481 25,839,507
Exelon Corp. ............................ 983,536 45,232,821
FirstEnergy Corp. ........................ 534,062 25,378,626
IDACORP, Inc. .......................... 52,521 7,759,453
NextEra Energy, Inc. ...................... 2,029,831 198,679,858
NRG Energy, Inc. ......................... 199,242 30,998,070
OGE Energy Corp. ........................ 204,852 9,996,778
PG&E Corp. ............................ 2,133,465 35,458,188
Pinnacle West Capital Corp. ................. 115,943 12,025,608
PPL Corp. ............................. 720,328 26,969,080
Southern Co. (The) ....................... 1,072,108 103,672,844
Xcel Energy, Inc. ......................... 575,883 47,769,495
948,159,110
a
Gas Utilities  —  3 .0%
Atmos Energy Corp. ....................... 155,763 29,591,855
MDU Resources Group, Inc. ................. 197,710 4,454,406
National Fuel Gas Co. ..................... 91,647 7,733,174
UGI Corp. .............................. 209,449 7,559,015
49,338,450
a
Independent Power and Renewable Electricity Producers  —  5 .4%
AES Corp. (The) ......................... 687,846 9,939,375
Brookfield Renewable Corp. ................. 131,672 4,774,427
Clearway Energy, Inc. , Class A ................ 33,718 1,363,219
Security Shares Value
a
Independent Power and Renewable Electricity Producers (continued)
Clearway Energy, Inc. , Class C ............... 81,285 $ 3,280,662
Talen Energy Corp.
(a)
...................... 44,136 16,437,129
Vistra Corp. ............................ 329,185 51,958,560
87,753,372
a
Multi-Utilities  —  22 .4%
Ameren Corp. ........................... 262,634 29,848,354
CenterPoint Energy, Inc. .................... 634,165 27,681,302
CMS Energy Corp. ........................ 294,594 22,607,143
Consolidated Edison, Inc. ................... 350,755 39,105,675
Dominion Energy, Inc. ...................... 830,410 53,561,445
DTE Energy Co. ......................... 201,652 30,588,592
NiSource, Inc. ........................... 464,435 22,422,922
Public Service Enterprise Group, Inc. ........... 485,924 39,680,554
Sempra ............................... 635,117 60,412,329
WEC Energy Group, Inc. .................... 316,852 37,369,525
363,277,841
a
Water Utilities  —  2 .1%
American Water Works Co., Inc. ............... 189,558 24,343,038
Essential Utilities, Inc. ...................... 273,003 10,428,715
34,771,753
a
Total Long-Term Investments — 99.8%
(Cost: $ 1,576,332,165 ) ............................... 1,623,660,025
a
Short-Term Securities
Money Market Funds  —  0 .2%
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.61%
(b) (c)
............................ 2,550,563 2,550,563
a
Total Short-Term Securities — 0.2%
(Cost: $ 2,550,563 ) .................................. 2,550,563
Total Investments — 100.0%
(Cost: $ 1,578,882,728 ) ............................... 1,626,210,588
Liabilities in Excess of Other Assets — 0 .0% ................ (7,610)
Net Assets — 100.0% ................................. $ 1,626,202,978
(a)
Non-income producing security.
(b)
Affiliate of the Fund.
(c)
Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
04/30/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/26
  Shares Held
at 04/30/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency
Shares
(a)
...... $ 18,257 $ — $ (19,642)
(b)
$ 1,382 $ 3 $ — — $ 3,560
(c)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 2,356,649 193,914
(b)
— — — 2,550,563 2,550,563 95,516 —
$ — $ 1,382 $ 3
$ 2,550,563
$ 99,076 $ —

Schedule of Investments
(continued)
April 30, 2026
iShares
®
U.S. Utilities ETF
60
2026
iShares Annual Financial Statements and Additional Information
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended April 30, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Utilities Select Sector Index .......................................................... 24 06/18/26 $ 2,279 $ 12,761
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 12,761 $ — $ — $ — $ 12,761
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts .................................. $ — $ — $ 214,727 $ — $ — $ — $ 214,727
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts .................................. $ — $ — $ (26,512) $ — $ — $ — $ (26,512)
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 2,046,775
a

iShares
®
U.S. Utilities ETF
Schedule of Investments
(continued)
April 30, 2026
61
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,623,660,025  $ —  $ —  $ 1,623,660,025
Short-Term Securities
Money Market Funds ...................................... 2,550,563  —  —  2,550,563
$ 1,626,210,588  $ —  $ —  $ 1,626,210,588
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 12,761  $ —  $ —  $ 12,761
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

2026
iShares Annual Financial Statements and Additional Information
Statements of Assets and Liabilities
April 30, 2026
See notes to financial statements.
iShares
Dow Jones U.S. ETF
iShares
ESG MSCI KLD 400
ETF
iShares
ESG Optimized
MSCI USA ETF
iShares
U.S. Basic Materials
ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
...................................... $ 2,847,126,154  $ 5,063,464,170  $ 3,818,166,416  $ 1,530,743,331
Investments, at value — affiliated
(c)
......................................... 28,085,447  32,519,523  4,603,883  4,562,124
Cash ............................................................. —  67,077  —  —
Cash pledged:
Futures contracts ................................................... 244,000  488,000  403,000  189,000
Receivables:
Securities lending income — affiliated ..................................... 5,249  4,872  1,831  1,557
Dividends — unaffiliated .............................................. 1,121,680  3,091,749  2,275,862  1,155,227
Dividends — affiliated ................................................ 8,582  17,160  12,655  4,698
Variation margin on futures contracts ...................................... 37,835  75,743  56,547  27,088
Total assets ........................................................
2,876,628,947  5,099,728,294  3,825,520,194  1,536,683,025
LIABILITIES
Bank overdraft ....................................................... 9,859  —  6,090  5,066
Collateral on securities loaned ............................................ 18,096,377  3,608,484  —  2,808,617
Payables:
Investments purchased ............................................... 6,820  —  —  —
Capital shares redeemed .............................................. —  140,041  —  —
Investment advisory fees .............................................. 450,192  1,009,194  752,639  454,510
Total liabilities .......................................................
18,563,248  4,757,719  758,729  3,268,193
Commitments and contingent liabilities
NET ASSETS .......................................................
$ 2,858,065,699  $ 5,094,970,575  $ 3,824,761,465  $ 1,533,414,832
NET ASSETS CONSIST OF:
Paid-in capital ....................................................... $ 1,233,055,983  $ 2,979,440,493  $ 2,975,801,465  $ 1,807,237,166
Accumulated earnings (loss) ............................................. 1,625,009,716  2,115,530,082  848,960,000  (273,822,334)
NET ASSETS .......................................................
$ 2,858,065,699  $ 5,094,970,575  $ 3,824,761,465  $ 1,533,414,832
NET ASSET VALUE
Shares outstanding ................................................... 16,350,000  37,500,000  26,200,000  8,450,000
Net asset value ...................................................... $ 174.81  $ 135.87  $ 145.98  $ 181.47
Shares authorized .................................................... Unlimited Unlimited Unlimited Unlimited
Par value .......................................................... None None None None
(a)
Securities loaned, at value ............................................ $ 18,090,151  $ 3,554,192  $ —  $ 2,862,678
(b)
Investments, at cost — unaffiliated ....................................... $ 1,163,860,314  $ 2,842,834,111  $ 2,827,484,994  $ 1,546,120,469
(c)
Investments, at cost — affiliated ......................................... $ 24,718,027  $ 24,063,620  $ 4,603,883  $ 4,561,950

Statements of Assets and Liabilities
(continued)
April 30, 2026
Statements of Assets and Liabilities
See notes to financial statements.
iShares
U.S. Consumer
Discretionary ETF
iShares
U.S. Consumer
Staples ETF
iShares
U.S. Energy ETF
iShares
U.S. Financial
Services ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
..................................... $ 1,196,790,669  $ 1,376,845,156  $ 1,780,677,286  $ 1,961,826,295
Investments, at value — affiliated
(c)
........................................ 20,772,831  8,348,998  1,559,797  51,642,170
Cash ............................................................ 11,619  —  —  —
Cash pledged:
Futures contracts .................................................. 187,000  263,000  89,000  131,000
Receivables:
Securities lending income — affiliated .................................... 6,823  1,882  45  1,144
Dividends — unaffiliated ............................................. 198,663  2,807,253  342,067  1,093,599
Dividends — affiliated ............................................... 5,826  5,057  3,149  8,738
Variation margin on futures contracts ..................................... 34,909  80,509  13,509  9,850
Total assets .......................................................
1,218,008,340  1,388,351,855  1,782,684,853  2,014,712,796
LIABILITIES
Bank overdraft ...................................................... —  5,887  6,922  9,687
Collateral on securities loaned ........................................... 18,128,056  5,849,662  —  2,004,923
Payables:
Investments purchased .............................................. 1,438,495  —  —  47,602
Capital shares redeemed ............................................. —  16,306  2,975  —
Investment advisory fees ............................................. 357,357  408,342  503,986  593,659
Total liabilities ......................................................
19,923,908  6,280,197  513,883  2,655,871
Commitments and contingent liabilities
NET ASSETS ......................................................
$ 1,198,084,432  $ 1,382,071,658  $ 1,782,170,970  $ 2,012,056,925
NET ASSETS CONSIST OF:
Paid-in capital ...................................................... $ 1,498,213,795  $ 1,562,258,038  $ 1,839,027,475  $ 1,676,014,974
Accumulated earnings (loss) ............................................ (300,129,363) (180,186,380) (56,856,505) 336,041,951
NET ASSETS ......................................................
$ 1,198,084,432  $ 1,382,071,658  $ 1,782,170,970  $ 2,012,056,925
NET ASSET VALUE
Shares outstanding .................................................. 11,650,000  19,250,000  28,200,000  22,850,000
Net asset value ..................................................... $ 102.84  $ 71.80  $ 63.20  $ 88.06
Shares authorized ................................................... Unlimited Unlimited Unlimited Unlimited
Par value ......................................................... None None None None
(a)
Securities loaned, at value ........................................... $ 17,879,540  $ 6,202,380  $ —  $ 2,055,593
(b)
Investments, at cost — unaffiliated ...................................... $ 1,269,551,883  $ 1,446,067,645  $ 1,430,210,779  $ 1,473,006,802
(c)
Investments, at cost — affiliated ........................................ $ 20,768,098  $ 8,348,662  $ 1,559,797  $ 44,601,052

2026
iShares Annual Financial Statements and Additional Information
Statements of Assets and Liabilities
(continued)
April 30, 2026
See notes to financial statements.
iShares
U.S. Financials ETF
iShares
U.S. Healthcare ETF
iShares
U.S. Industrials ETF
iShares
U.S. Technology
ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
..................................... $ 3,300,056,208  $ 2,793,795,549  $ 1,980,166,108  $ 21,417,130,387
Investments, at value — affiliated
(c)
........................................ 100,528,444  22,404,545  16,233,606  115,275,553
Cash pledged:
Futures contracts .................................................. 455,000  311,999  124,000  1,495,000
Receivables:
Securities lending income — affiliated .................................... 2,386  5,605  5,342  19,868
Capital shares sold ................................................. —  —  —  10,712
Dividends — unaffiliated ............................................. 1,712,156  3,008,098  987,205  299,485
Dividends — affiliated ............................................... 11,725  9,687  5,811  69,521
Variation margin on futures contracts ..................................... 35,701  114,679  70,751  75,243
Total assets .......................................................
3,402,801,620  2,819,650,162  1,997,592,823  21,534,375,769
LIABILITIES
Bank overdraft ...................................................... 18,341  17,435  5,774  48,627
Collateral on securities loaned ........................................... 1,909,153  19,643,203  13,837,772  88,398,578
Payables:
Investments purchased .............................................. 95,176  —  —  —
Capital shares redeemed ............................................. 151,128  6,462  13,515  21,425
Investment advisory fees ............................................. 1,020,321  874,275  590,653  5,943,845
Total liabilities ......................................................
3,194,119  20,541,375  14,447,714  94,412,475
Commitments and contingent liabilities
NET ASSETS ......................................................
$ 3,399,607,501  $ 2,799,108,787  $ 1,983,145,109  $ 21,439,963,294
NET ASSETS CONSIST OF:
Paid-in capital ...................................................... $ 3,437,069,822  $ 3,298,072,069  $ 2,043,927,885  $ 15,595,942,852
Accumulated earnings (loss) ............................................ (37,462,321) (498,963,282) (60,782,776) 5,844,020,442
NET ASSETS ......................................................
$ 3,399,607,501  $ 2,799,108,787  $ 1,983,145,109  $ 21,439,963,294
NET ASSET VALUE
Shares outstanding .................................................. 27,350,000  45,650,000  12,500,000  98,300,000
Net asset value ..................................................... $ 124.30  $ 61.32  $ 158.65  $ 218.11
Shares authorized ................................................... Unlimited Unlimited Unlimited Unlimited
Par value ......................................................... None None None None
(a)
Securities loaned, at value ........................................... $ 1,936,850  $ 19,775,023  $ 13,655,198  $ 87,475,217
(b)
Investments, at cost — unaffiliated ...................................... $ 3,133,716,536  $ 3,102,613,525  $ 1,905,118,152  $ 14,881,657,649
(c)
Investments, at cost — affiliated ........................................ $ 96,927,785  $ 22,394,905  $ 16,232,174  $ 115,241,148

Statements of Assets and Liabilities
(continued)
April 30, 2026
Statements of Assets and Liabilities
See notes to financial statements.
iShares
U.S. Transportation
ETF
iShares
U.S. Utilities ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
.................................................................... $ 2,043,321,482  $ 1,623,660,025
Investments, at value — affiliated
(c)
....................................................................... 39,507,891  2,550,563
Cash pledged:
Futures contracts ................................................................................. —  154,000
Receivables:
Securities lending income — affiliated ................................................................... 37,686  —
Capital shares sold ................................................................................ 845  14,270
Dividends — unaffiliated ............................................................................ 21,632  272,148
Dividends — affiliated .............................................................................. 1,468  5,962
Variation margin on futures contracts .................................................................... —  57,880
Total assets ......................................................................................
2,082,891,004  1,626,714,848
LIABILITIES
Bank overdraft ..................................................................................... 2,690  9,461
Collateral on securities loaned .......................................................................... 39,038,433  —
Payables:
Investment advisory fees ............................................................................ 496,130  502,409
Total liabilities .....................................................................................
39,537,253  511,870
Commitments and contingent liabilities
NET ASSETS .....................................................................................
$ 2,043,353,751  $ 1,626,202,978
NET ASSETS CONSIST OF:
Paid-in capital ..................................................................................... $ 2,216,531,676  $ 1,659,486,776
Accumulated loss .................................................................................. (173,177,925) (33,283,798)
NET ASSETS .....................................................................................
$ 2,043,353,751  $ 1,626,202,978
NET ASSET VALUE
Shares outstanding ................................................................................. 25,150,000  13,750,000
Net asset value .................................................................................... $ 81.25  $ 118.27
Shares authorized .................................................................................. Unlimited Unlimited
Par value ........................................................................................ None None
(a)
Securities loaned, at value .......................................................................... $ 39,387,201  $ —
(b)
Investments, at cost — unaffiliated ..................................................................... $ 2,009,226,121  $ 1,576,332,165
(c)
Investments, at cost — affiliated ....................................................................... $ 39,504,665  $ 2,550,563

2026
iShares Annual Financial Statements and Additional Information
Statements of Operations
Year Ended April 30, 2026
See notes to financial statements.
iShares
Dow Jones U.S. ETF
iShares
ESG MSCI KLD 400
ETF
iShares
ESG Optimized
MSCI USA ETF
iShares
U.S. Basic Materials
ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................ $ 31,006,607  $ 58,643,821  $ 43,390,518  $ 14,176,211
Dividends — affiliated .............................................. 256,675  745,318  211,823  38,084
Interest — unaffiliated .............................................. 11,888  23,150  23,857  8,672
Securities lending income — affiliated — net ............................... 115,264  63,774  26,545  21,047
Foreign taxes withheld ............................................. (9,444) (24,895) (59,022) —
Total investment income ..............................................
31,380,990  59,451,168  43,593,721  14,244,014
EXPENSES
Investment advisory ............................................... 5,233,017  12,146,647  9,037,119  2,922,477
Interest expense ................................................. 12  191  —  —
Total expenses .................................................... 5,233,029  12,146,838  9,037,119  2,922,477
Net investment income ...............................................
26,147,961  47,304,330  34,556,602  11,321,537
—  —  —  —
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated ......................................... (6,070,967) 1,448,655  65,767,183  (27,591,732)
Investments — affiliated ........................................... 8,585  21,776  12,451  756
Futures contracts ............................................... 727,273  1,548,504  481,497  47,538
In-kind redemptions — unaffiliated
(a)
................................... 36,363,342  369,772,334  133,727,509  189,850,841
In-kind redemptions — affiliated
(a)
.................................... 87,558  1,749,541  —  —
31,115,791  374,540,810  199,988,640  162,307,403
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................... 615,105,437  973,238,446  653,670,368  71,945,748
Investments — affiliated ........................................... 844,138  1,966,459  (1,992) (209)
Futures contracts ............................................... 195,429  357,703  362,398  96,217
616,145,004  975,562,608  654,030,774  72,041,756
Net realized and unrealized gain ........................................
647,260,795  1,350,103,418  854,019,414  234,349,159
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............
$ 673,408,756  $ 1,397,407,748  $ 888,576,016  $ 245,670,696
(a)
See Note 2 of the Notes to Financial Statements.

Statements of Operations
(continued)
Year Ended April 30, 2026
Statements of Operations
See notes to financial statements.
iShares
U.S. Consumer
Discretionary ETF
iShares
U.S. Consumer
Staples ETF
iShares
U.S. Energy ETF
iShares
U.S. Financial
Services ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................ $ 12,682,477  $ 39,171,503  $ 37,965,660  $ 27,398,080
Dividends — affiliated .............................................. 78,648  81,607  53,036  991,691
Interest — unaffiliated .............................................. 7,469  9,133  10,103  8,537
Securities lending income — affiliated — net ............................... 383,930  6,013  6,800  36,497
Foreign taxes withheld ............................................. (29,856) —  —  (8,551)
Total investment income ..............................................
13,122,668  39,268,256  38,035,599  28,426,254
EXPENSES
Investment advisory ............................................... 5,663,380  4,944,746  4,657,933  7,063,022
Interest expense ................................................. 114  2  524  9
Total expenses .................................................... 5,663,494  4,944,748  4,658,457  7,063,031
Net investment income ...............................................
7,459,174  34,323,508  33,377,142  21,363,223
—  —  —  —
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated ......................................... (25,751,676) (32,380,634) (10,897,976) (2,921,204)
Investments — affiliated ........................................... 10,294  1,695  335  (7,557)
Futures contracts ............................................... 386,161  245,422  855,209  3,788
In-kind redemptions — unaffiliated
(a)
................................... 185,576,625  105,439,177  236,818,441  54,248,391
In-kind redemptions — affiliated
(a)
.................................... —  —  —  993,666
160,221,404  73,305,660  226,776,009  52,317,084
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................... 37,953,648  (65,083,151) 294,119,772  156,978,716
Investments — affiliated ........................................... (6,706) 327  (10) 4,996,496
Futures contracts ............................................... (189) 20,275  200,089  (68,514)
37,946,753  (65,062,549) 294,319,851  161,906,698
Net realized and unrealized gain ........................................
198,168,157  8,243,111  521,095,860  214,223,782
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............
$ 205,627,331  $ 42,566,619  $ 554,473,002  $ 235,587,005
(a)
See Note 2 of the Notes to Financial Statements.

2026
iShares Annual Financial Statements and Additional Information
Statements of Operations
(continued)
Year Ended April 30, 2026
See notes to financial statements.
iShares
U.S. Financials ETF
iShares
U.S. Healthcare ETF
iShares
U.S. Industrials ETF
iShares
U.S. Technology
ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................ $ 70,361,640  $ 51,288,402  $ 21,708,225  $ 102,728,342
Dividends — affiliated .............................................. 2,257,799  141,229  81,487  777,026
Interest — unaffiliated .............................................. 24,130  15,220  6,098  73,989
Securities lending income — affiliated — net ............................... 140,365  78,186  41,265  511,078
Foreign taxes withheld ............................................. (68,702) (4,300) —  —
Total investment income ..............................................
72,715,232  51,518,737  21,837,075  104,090,435
EXPENSES
Investment advisory ............................................... 14,397,123  11,233,283  6,660,848  77,229,868
Interest expense ................................................. 12  29  —  174
Total expenses .................................................... 14,397,135  11,233,312  6,660,848  77,230,042
Net investment income ...............................................
58,318,097  40,285,425  15,176,227  26,860,393
—  —  —  —
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated ......................................... (13,583,417) (36,926,731) (11,952,916) (272,112,453)
Investments — affiliated ........................................... (197,803) 9,509  (2,643) 66,431
Futures contracts ............................................... (235,445) (206,596) 494,744  6,567,230
In-kind redemptions — unaffiliated
(a)
................................... 453,517,218  410,783,003  354,358,402  5,134,978,890
In-kind redemptions — affiliated
(a)
.................................... 8,395,148  —  —  —
447,895,701  373,659,185  342,897,587  4,869,500,098
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................... (61,594,716) (240,575,520) (41,379,351) 3,732,270,986
Investments — affiliated ........................................... 4,579,415  (7,307) 135  (26,867)
Futures contracts ............................................... 118,161  (44,962) (19,675) 2,472,661
(56,897,140) (240,627,789) (41,398,891) 3,734,716,780
Net realized and unrealized gain ........................................
390,998,561  133,031,396  301,498,696  8,604,216,878
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............
$ 449,316,658  $ 173,316,821  $ 316,674,923  $ 8,631,077,271
(a)
See Note 2 of the Notes to Financial Statements.

Statements of Operations
(continued)
Year Ended April 30, 2026
Statements of Operations
See notes to financial statements.
iShares
U.S. Transportation
ETF
iShares
U.S. Utilities ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................ $ 11,666,686  $ 41,388,024
Dividends — affiliated .............................................................................. 20,378  95,516
Interest — unaffiliated .............................................................................. 1,990  11,155
Securities lending income — affiliated — net ............................................................... 84,481  3,560
Foreign taxes withheld ............................................................................. —  (32,150)
Total investment income ..............................................................................
11,773,535  41,466,105
EXPENSES
Investment advisory ............................................................................... 3,135,438  5,775,163
Interest expense ................................................................................. —  5
Total expenses .................................................................................... 3,135,438  5,775,168
Net investment income ...............................................................................
8,638,097  35,690,937
—  —
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated ......................................................................... (41,066,977) (3,988,094)
Investments — affiliated ........................................................................... 1,893  1,382
Futures contracts ............................................................................... 48,441  214,727
In-kind redemptions — unaffiliated
(a)
................................................................... 103,402,573  195,398,331
62,385,930  191,626,346
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................................................... 196,644,850  19,999,586
Investments — affiliated ........................................................................... (998) 3
Futures contracts ............................................................................... (29,941) (26,512)
196,613,911  19,973,077
Net realized and unrealized gain ........................................................................
258,999,841  211,599,423
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............................................
$ 267,637,938  $ 247,290,360
(a)
See Note 2 of the Notes to Financial Statements.

2026
iShares Annual Financial Statements and Additional Information
Statements of Changes in Net Assets
See notes to financial statements.
iShares
Dow Jones U.S. ETF
iShares
ESG MSCI KLD 400 ETF
Year Ended
04/30/26
Year Ended
04/30/25
Year Ended
04/30/26
Year Ended
04/30/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 26,147,961  $ 24,109,253  $ 47,304,330  $ 50,421,657
Net realized gain ............................................. 31,115,791  45,252,612  374,540,810  220,262,837
Net change in unrealized appreciation (depreciation) ..................... 616,145,004  138,354,580  975,562,608  53,859,078
Net increase in net assets resulting from operations ........................
673,408,756  207,716,445  1,397,407,748  324,543,572
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(26,215,130) (24,042,504) (47,806,774) (49,973,946)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ......
20,996,814  180,065,349  (472,782,788) (303,190,198)
NET ASSETS
Total increase (decrease) in net assets ................................ 668,190,440  363,739,290  876,818,186  (28,620,572)
Beginning of year ...............................................
2,189,875,259  1,826,135,969  4,218,152,389  4,246,772,961
End of year ...................................................
$ 2,858,065,699  $ 2,189,875,259  $ 5,094,970,575  $ 4,218,152,389
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
ESG Optimized MSCI USA ETF
iShares
U.S. Basic Materials ETF
Year Ended
04/30/26
Year Ended
04/30/25
Year Ended
04/30/26
Year Ended
04/30/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 34,556,602  $ 40,986,246  $ 11,321,537  $ 8,714,759
Net realized gain (loss) ......................................... 199,988,640  178,250,736  162,307,403  (2,184,419)
Net change in unrealized appreciation (depreciation) ..................... 654,030,774  146,057,036  72,041,756  (38,164,372)
Net increase (decrease) in net assets resulting from operations ................
888,576,016  365,294,018  245,670,696  (31,634,032)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(34,577,890) (41,724,328) (10,917,519) (8,726,829)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ......
(314,636,555) (371,327,667) 814,712,308  (124,498,786)
NET ASSETS
Total increase (decrease) in net assets ................................ 539,361,571  (47,757,977) 1,049,465,485  (164,859,647)
Beginning of year ...............................................
3,285,399,894  3,333,157,871  483,949,347  648,808,994
End of year ...................................................
$ 3,824,761,465  $ 3,285,399,894  $ 1,533,414,832  $ 483,949,347
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

2026
iShares Annual Financial Statements and Additional Information
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
U.S. Consumer Discretionary ETF
iShares
U.S. Consumer Staples ETF
Year Ended
04/30/26
Year Ended
04/30/25
Year Ended
04/30/26
Year Ended
04/30/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 7,459,174  $ 6,136,906  $ 34,323,508  $ 34,380,358
Net realized gain ............................................. 160,221,404  191,289,766  73,305,660  38,767,963
Net change in unrealized appreciation (depreciation) ..................... 37,946,753  (93,205,379) (65,062,549) 33,663,772
Net increase in net assets resulting from operations ........................
205,627,331  104,221,293  42,566,619  106,812,093
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(7,610,439) (6,540,482) (35,025,248) (33,620,200)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ......
(294,969,431) 199,653,892  (128,241,729) 162,292,642
NET ASSETS
Total increase (decrease) in net assets ................................ (96,952,539) 297,334,703  (120,700,358) 235,484,535
Beginning of year ...............................................
1,295,036,971  997,702,268  1,502,772,016  1,267,287,481
End of year ...................................................
$ 1,198,084,432  $ 1,295,036,971  $ 1,382,071,658  $ 1,502,772,016
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
U.S. Energy ETF
iShares
U.S. Financial Services ETF
Year Ended
04/30/26
Year Ended
04/30/25
Year Ended
04/30/26
Year Ended
04/30/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 33,377,142  $ 34,484,618  $ 21,363,223  $ 18,885,454
Net realized gain ............................................. 226,776,009  70,278,908  52,317,084  17,751,091
Net change in unrealized appreciation (depreciation) ..................... 294,319,851  (238,760,382) 161,906,698  258,647,951
Net increase (decrease) in net assets resulting from operations ................
554,473,002  (133,996,856) 235,587,005  295,284,496
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(33,796,286) (34,762,099) (21,538,359) (18,879,412)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ......
141,906,315  (58,437,139) 169,997,620  68,758,987
NET ASSETS
Total increase (decrease) in net assets ................................ 662,583,031  (227,196,094) 384,046,266  345,164,071
Beginning of year ...............................................
1,119,587,939  1,346,784,033  1,628,010,659  1,282,846,588
End of year ...................................................
$ 1,782,170,970  $ 1,119,587,939  $ 2,012,056,925  $ 1,628,010,659
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

2026
iShares Annual Financial Statements and Additional Information
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
U.S. Financials ETF
iShares
U.S. Healthcare ETF
Year Ended
04/30/26
Year Ended
04/30/25
Year Ended
04/30/26
Year Ended
04/30/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 58,318,097  $ 51,748,456  $ 40,285,425  $ 39,677,837
Net realized gain ............................................. 447,895,701  547,973,760  373,659,185  253,388,674
Net change in unrealized appreciation (depreciation) ..................... (56,897,140) (18,779,853) (240,627,789) (259,844,887)
Net increase in net assets resulting from operations ........................
449,316,658  580,942,363  173,316,821  33,221,624
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(58,921,177) (46,469,800) (40,318,963) (38,606,689)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ......
(313,478,628) 257,595,839  (300,514,498) (297,607,119)
NET ASSETS
Total increase (decrease) in net assets ................................ 76,916,853  792,068,402  (167,516,640) (302,992,184)
Beginning of year ...............................................
3,322,690,648  2,530,622,246  2,966,625,427  3,269,617,611
End of year ...................................................
$ 3,399,607,501  $ 3,322,690,648  $ 2,799,108,787  $ 2,966,625,427
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
U.S. Industrials ETF
iShares
U.S. Technology ETF
Year Ended
04/30/26
Year Ended
04/30/25
Year Ended
04/30/26
Year Ended
04/30/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 15,176,227  $ 14,603,496  $ 26,860,393  $ 42,864,597
Net realized gain ............................................. 342,897,587  105,559,784  4,869,500,098  2,241,497,889
Net change in unrealized appreciation (depreciation) ..................... (41,398,891) (8,471,779) 3,734,716,780  (481,789,114)
Net increase in net assets resulting from operations ........................
316,674,923  111,691,501  8,631,077,271  1,802,573,372
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(15,186,398) (14,700,725) (30,860,024) (40,732,579)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ......
203,771,011  (187,222,880) (5,120,176,499) 452,717,169
NET ASSETS
Total increase (decrease) in net assets ................................ 505,259,536  (90,232,104) 3,480,040,748  2,214,557,962
Beginning of year ...............................................
1,477,885,573  1,568,117,677  17,959,922,546  15,745,364,584
End of year ...................................................
$ 1,983,145,109  $ 1,477,885,573  $ 21,439,963,294  $ 17,959,922,546
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

2026
iShares Annual Financial Statements and Additional Information
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
U.S. Transportation ETF
iShares
U.S. Utilities ETF
Year Ended
04/30/26
Year Ended
04/30/25
Year Ended
04/30/26
Year Ended
04/30/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 8,638,097  $ 7,859,266  $ 35,690,937  $ 32,782,755
Net realized gain (loss) ......................................... 62,385,930  (5,440,628) 191,626,346  165,411,196
Net change in unrealized appreciation (depreciation) ..................... 196,613,911  (34,719,735) 19,973,077  35,233,054
Net increase (decrease) in net assets resulting from operations ................
267,637,938  (32,301,097) 247,290,360  233,427,005
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(8,883,415) (7,940,968) (35,847,938) (32,618,788)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ......
1,230,420,205  (267,320,742) (19,201,145) 317,277,136
NET ASSETS
Total increase (decrease) in net assets ................................ 1,489,174,728  (307,562,807) 192,241,277  518,085,353
Beginning of year ...............................................
554,179,023  861,741,830  1,433,961,701  915,876,348
End of year ...................................................
$ 2,043,353,751  $ 554,179,023  $ 1,626,202,978  $ 1,433,961,701
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
Financial Highlights
(For a share outstanding throughout each period)
See notes to financial statements.
iShares Dow Jones U.S. ETF
Year Ended
04/30/26
Year Ended
04/30/25
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Net asset value, beginning of year ..........................
$ 135.18  $ 122.56  $ 101.24  $ 101.26  $ 105.12
Net investment income
(a)
................................ 1 .59  1 .54  1 .48  1 .43  1 .23
Net realized and unrealized gain (loss)
(b)
......................
39.63  12.61  21.33  ( 0 .01 ) ( 3 .87 )
Net increase (decrease) from investment operations ...............
41.22  14.15  22.81  1 .42  ( 2 .64 )
Distributions from net investment income
(c)
...................... ( 1 .59 ) ( 1 .53 ) ( 1 .49 ) ( 1 .44 ) ( 1 .22 )
Net asset value, end of year ..............................
$ 174.81  $ 135.18  $ 122.56  $ 101.24  $ 101.26
Total Return
(d)
– – – – –
Based on net asset value .................................
30.62% 11.52% 22.68% 1 .50% ( 2 .61 ) %
Ratios to Average Net Assets
(e)
– – – – –
Total expenses ........................................
0 .20% 0 .20% 0 .20% 0 .20% 0 .20%
Net investment income ...................................
1 .00% 1 .12% 1 .31% 1 .48% 1 .11%
Supplemental Data
Net assets, end of year (000) ...............................
$ 2,858,066  $ 2,189,875  $ 1,826,136  $ 1,554,020  $ 1,559,426
Portfolio turnover rate
(f)
...................................
3% 3% 3% 4% 4%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.

2026
iShares Annual Financial Statements and Additional Information
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares ESG MSCI KLD 400 ETF
Year Ended
04/30/26
Year Ended
04/30/25
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Net asset value, beginning of year ..........................
$ 102.01  $ 96.19  $ 78.33  $ 78.64  $ 80.24
Net investment income
(a)
................................ 1 .20  1 .17  1 .08  1 .05  0 .92
Net realized and unrealized gain (loss)
(b)
......................
33.87  5 .81  17.84  ( 0 .31 ) ( 1 .61 )
Net increase (decrease) from investment operations ...............
35.07  6 .98  18.92  0 .74  ( 0 .69 )
Distributions from net investment income
(c)
...................... ( 1 .21 ) ( 1 .16 ) ( 1 .06 ) ( 1 .05 ) ( 0 .91 )
Net asset value, end of year ..............................
$ 135.87  $ 102.01  $ 96.19  $ 78.33  $ 78.64
Total Return
(d)
– – – – –
Based on net asset value .................................
34.51% 7 .20% 24.31% 1 .03% ( 0 .95 ) %
Ratios to Average Net Assets
(e)
– – – – –
Total expenses ........................................
0 .25% 0 .25% 0 .25% 0 .25% 0 .25%
Net investment income ...................................
0 .97% 1 .09% 1 .23% 1 .40% 1 .07%
Supplemental Data
Net assets, end of year (000) ...............................
$ 5,094,971  $ 4,218,152  $ 4,246,773  $ 3,536,465  $ 3,613,714
Portfolio turnover rate
(f)
...................................
3% 2% 5% 4% 6%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.

Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares ESG Optimized MSCI USA ETF
Year Ended
04/30/26
Year Ended
04/30/25
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Net asset value, beginning of year ..........................
$ 114.87  $ 104.49  $ 88.35  $ 88.58  $ 92.11
Net investment income
(a)
................................ 1 .28  1 .33  1 .36  1 .32  1 .09
Net realized and unrealized gain (loss)
(b)
......................
31.11  10.41  16.11  ( 0 .26 ) ( 3 .54 )
Net increase (decrease) from investment operations ...............
32.39  11.74  17.47  1 .06  ( 2 .45 )
Distributions from net investment income
(c)
...................... ( 1 .28 ) ( 1 .36 ) ( 1 .33 ) ( 1 .29 ) ( 1 .08 )
Net asset value, end of year ..............................
$ 145.98  $ 114.87  $ 104.49  $ 88.35  $ 88.58
Total Return
(d)
– – – – –
Based on net asset value .................................
28.31% 11.21% 19.90% 1 .30% ( 2 .77 ) %
Ratios to Average Net Assets
(e)
– – – – –
Total expenses ........................................
0 .25% 0 .25% 0 .25% 0 .25% 0 .25%
Net investment income ...................................
0 .96% 1 .14% 1 .41% 1 .55% 1 .11%
Supplemental Data
Net assets, end of year (000) ...............................
$ 3,824,761  $ 3,285,400  $ 3,333,158  $ 3,260,028  $ 3,662,646
Portfolio turnover rate
(f)
...................................
25% 18% 16% 18% 19%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.

2026
iShares Annual Financial Statements and Additional Information
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Basic Materials ETF
Year Ended
04/30/26
Year Ended
04/30/25
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Net asset value, beginning of year .........................
$ 130.80  $ 141.05  $ 130.78  $ 140.79  $ 131.01
Net investment income
(a)
............................... 2 .28  2 .16  2 .35  2 .65  2 .16
Net realized and unrealized gain (loss)
(b)
.....................
50.71  (10.24) 10.37  ( 9 .96 ) 9 .70
Net increase (decrease) from investment operations ..............
52.99  ( 8 .08 ) 12.72  ( 7 .31 ) 11.86
Distributions from net investment income
(c)
..................... ( 2 .32 ) ( 2 .17 ) ( 2 .45 ) ( 2 .70 ) ( 2 .08 )
Net asset value, end of year .............................
$ 181.47  $ 130.80  $ 141.05  $ 130.78  $ 140.79
Total Return
(d)
– – – – –
Based on net asset value ................................
40.87% ( 5 .83 ) % 9 .85% ( 5 .07 ) % 9 .13%
Ratios to Average Net Assets
(e)
– – – – –
Total expenses .......................................
0 .37% 0 .38% 0 .39% 0 .40% 0 .39%
Net investment income ..................................
1 .43% 1 .53% 1 .78% 2 .09% 1 .60%
Supplemental Data
Net assets, end of year (000) ..............................
$ 1,533,415  $ 483,949  $ 648,809  $ 915,441  $ 1,126,326
Portfolio turnover rate
(f)
..................................
18% 19% 11% 30% 47%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.

Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Consumer Discretionary ETF
Year Ended
04/30/26
Year Ended
04/30/25
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Net asset value, beginning of year ........................
$ 89.62  $ 77.64  $ 64.39  $ 66.68  $ 78.01
Net investment income
(a)
.............................. 0 .49  0 .45  0 .49  0 .42  0 .31
Net realized and unrealized gain (loss)
(b)
....................
13.24  12.01  13.26  ( 2 .28 ) (11.31)
Net increase (decrease) from investment operations .............
13.73  12.46  13.75  ( 1 .86 ) (11.00)
Distributions from net investment income
(c)
.................... ( 0 .51 ) ( 0 .48 ) ( 0 .50 ) ( 0 .43 ) ( 0 .33 )
Net asset value, end of year ............................
$ 102.84  $ 89.62  $ 77.64  $ 64.39  $ 66.68
Total Return
(d)
– – – – –
Based on net asset value ...............................
15.33% 16.06%
(e)
21.42% ( 2 .75 ) % (14.16) %
Ratios to Average Net Assets
(f)
– – – – –
Total expenses ......................................
0 .37% 0 .38% 0 .39% 0 .40% 0 .39%
Net investment income .................................
0 .49% 0 .50% 0 .68% 0 .68% 0 .39%
Supplemental Data
Net assets, end of year (000) .............................
$ 1,198,084  $ 1,295,037  $ 997,702  $ 698,600  $ 856,866
Portfolio turnover rate
(g)
.................................
21% 22% 11% 27% 45%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Portfolio turnover rate excludes in-kind transactions, if any.

2026
iShares Annual Financial Statements and Additional Information
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Consumer Staples ETF
Year Ended
04/30/26
Year Ended
04/30/25
Year Ended
04/30/24
(a)
Year Ended
04/30/23
(a)
Year Ended
04/30/22
(a)
Net asset value, beginning of year ..........................
$ 71.05  $ 66.88  $ 69.00  $ 68.79  $ 60.66
Net investment income
(b)
................................ 1 .80  1 .79  1 .67  1 .62  1 .27
Net realized and unrealized gain (loss)
(c)
......................
0 .84  4 .10  ( 2 .04 ) 0 .08  7 .94
Net increase (decrease) from investment operations ...............
2 .64  5 .89  ( 0 .37 ) 1 .70  9 .21
Distributions from net investment income
(d)
...................... ( 1 .89 ) ( 1 .72 ) ( 1 .75 ) ( 1 .49 ) ( 1 .08 )
Net asset value, end of year ..............................
$ 71.80  $ 71.05  $ 66.88  $ 69.00  $ 68.79
Total Return
(e)
– – – – –
Based on net asset value .................................
3 .83% 8 .96% ( 0 .40 ) % 2 .65% 15.33%
Ratios to Average Net Assets
(f)
– – – – –
Total expenses ........................................
0 .37% 0 .38% 0 .40% 0 .40% 0 .39%
Net investment income ...................................
2 .57% 2 .61% 2 .57% 2 .46% 1 .99%
Supplemental Data
Net assets, end of year (000) ...............................
$ 1,382,072  $ 1,502,772  $ 1,267,287  $ 1,811,380  $ 1,134,954
Portfolio turnover rate
(g)
...................................
8% 9% 8% 6% 33%
(a)
Per share amounts reflect a three-for-one stock split effective after the close of trading on March 6, 2024.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Portfolio turnover rate excludes in-kind transactions, if any.

Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Energy ETF
Year Ended
04/30/26
Year Ended
04/30/25
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Net asset value, beginning of year ..........................
$ 42.65  $ 48.89  $ 44.56  $ 39.92  $ 26.40
Net investment income
(a)
................................ 1 .33  1 .27  1 .24  1 .49  1 .07
Net realized and unrealized gain (loss)
(b)
......................
20.55  ( 6 .22 ) 4 .33  4 .77  13.56
Net increase (decrease) from investment operations ...............
21.88  ( 4 .95 ) 5 .57  6 .26  14.63
Distributions from net investment income
(c)
...................... ( 1 .33 ) ( 1 .29 ) ( 1 .24 ) ( 1 .62 ) ( 1 .11 )
Net asset value, end of year ..............................
$ 63.20  $ 42.65  $ 48.89  $ 44.56  $ 39.92
Total Return
(d)
– – – – –
Based on net asset value .................................
52.20% (10.33) % 12.71% 15.97% 56.56%
Ratios to Average Net Assets
(e)
– – – – –
Total expenses ........................................
0 .37% 0 .38% 0 .39% 0 .40% 0 .39%
Net investment income ...................................
2 .65% 2 .68% 2 .76% 3 .40% 3 .38%
Supplemental Data
Net assets, end of year (000) ...............................
$ 1,782,171  $ 1,119,588  $ 1,346,784  $ 1,555,112  $ 3,552,781
Portfolio turnover rate
(f)
...................................
8% 13% 10% 11% 17%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.

2026
iShares Annual Financial Statements and Additional Information
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Financial Services ETF
Year Ended
04/30/26
Year Ended
04/30/25
Year Ended
04/30/24
(a)
Year Ended
04/30/23
(a)
Year Ended
04/30/22
(a)
Net asset value, beginning of year .........................
$ 77.71  $ 63.51  $ 51.38  $ 54.32  $ 60.91
Net investment income
(b)
............................... 0 .98  0 .92  0 .97  1 .02  0 .92
Net realized and unrealized gain (loss)
(c)
.....................
10.35  14.20  12.13  ( 2 .83 ) ( 6 .64 )
Net increase (decrease) from investment operations ..............
11.33  15.12  13.10  ( 1 .81 ) ( 5 .72 )
Distributions from net investment income
(d)
..................... ( 0 .98 ) ( 0 .92 ) ( 0 .97 ) ( 1 .13 ) ( 0 .87 )
Net asset value, end of year .............................
$ 88.06  $ 77.71  $ 63.51  $ 51.38  $ 54.32
Total Return
(e)
– – – – –
Based on net asset value ................................
14.60% 23.92% 25.76% ( 3 .29 ) % ( 9 .57 ) %
Ratios to Average Net Assets
(f)
– – – – –
Total expenses .......................................
0 .37% 0 .38% 0 .39% 0 .40% 0 .39%
Net investment income ..................................
1 .12% 1 .25% 1 .72% 1 .93% 1 .46%
Supplemental Data
Net assets, end of year (000) ..............................
$ 2,012,057  $ 1,628,011  $ 1,282,847  $ 1,202,357  $ 2,029,031
Portfolio turnover rate
(g)
..................................
3% 3% 18% 4% 5%
(a)
Per share amounts reflect a three-for-one stock split effective after the close of trading on March 6, 2024.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Portfolio turnover rate excludes in-kind transactions, if any.

Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Financials ETF
Year Ended
04/30/26
Year Ended
04/30/25
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Net asset value, beginning of year .........................
$ 110.57  $ 91.19  $ 73.16  $ 75.81  $ 80.18
Net investment income
(a)
............................... 1 .84  1 .67  1 .50  1 .45  1 .20
Net realized and unrealized gain (loss)
(b)
.....................
13.80  19.20  17.93  ( 2 .71 ) ( 4 .38 )
Net increase (decrease) from investment operations ..............
15.64  20.87  19.43  ( 1 .26 ) ( 3 .18 )
Distributions from net investment income
(c)
..................... ( 1 .91 ) ( 1 .49 ) ( 1 .40 ) ( 1 .39 ) ( 1 .19 )
Net asset value, end of year .............................
$ 124.30  $ 110.57  $ 91.19  $ 73.16  $ 75.81
Total Return
(d)
– – – – –
Based on net asset value ................................
14.19% 22.98% 26.82% ( 1 .62 ) % ( 4 .11 ) %
Ratios to Average Net Assets
(e)
– – – – –
Total expenses .......................................
0 .37% 0 .38% 0 .39% 0 .40% 0 .39%
Net investment income ..................................
1 .50% 1 .56% 1 .86% 1 .94% 1 .42%
Supplemental Data
Net assets, end of year (000) ..............................
$ 3,399,608  $ 3,322,691  $ 2,530,622  $ 1,828,976  $ 2,099,949
Portfolio turnover rate
(f)
..................................
9% 8% 6% 14% 24%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.

2026
iShares Annual Financial Statements and Additional Information
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Healthcare ETF
Year Ended
04/30/26
Year Ended
04/30/25
Year Ended
04/30/24
(a)
Year Ended
04/30/23
(a)
Year Ended
04/30/22
(a)
Net asset value, beginning of year ..........................
$ 58.63  $ 58.81  $ 56.24  $ 54.62  $ 52.62
Net investment income
(b)
................................ 0 .81  0 .74  0 .70  0 .64  0 .57
Net realized and unrealized gain (loss)
(c)
......................
2 .69  ( 0 .20 ) 2 .56  1 .62  2 .00
Net increase from investment operations .......................
3 .50  0 .54  3 .26  2 .26  2 .57
Distributions from net investment income
(d)
...................... ( 0 .81 ) ( 0 .72 ) ( 0 .69 ) ( 0 .64 ) ( 0 .57 )
Net asset value, end of year ..............................
$ 61.32  $ 58.63  $ 58.81  $ 56.24  $ 54.62
Total Return
(e)
– – – – –
Based on net asset value .................................
5 .98% 0 .87% 5 .84% 4 .21% 4 .86%
Ratios to Average Net Assets
(f)
– – – – –
Total expenses ........................................
0 .37% 0 .38% 0 .39% 0 .40% 0 .39%
Net investment income ...................................
1 .33% 1 .21% 1 .23% 1 .18% 1 .03%
Supplemental Data
Net assets, end of year (000) ...............................
$ 2,799,109  $ 2,966,625  $ 3,269,618  $ 3,261,993  $ 2,826,782
Portfolio turnover rate
(g)
...................................
3% 4% 5% 3% 7%
(a)
Per share amounts reflect a five-for-one stock split effective after the close of trading on March 6, 2024.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Portfolio turnover rate excludes in-kind transactions, if any.

Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Industrials ETF
Year Ended
04/30/26
Year Ended
04/30/25
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Net asset value, beginning of year ..........................
$ 129.07  $ 120.16  $ 99.72  $ 97.59  $ 110.26
Net investment income
(a)
................................ 1 .24  1 .21  1 .16  1 .07  0 .89
Net realized and unrealized gain (loss)
(b)
......................
29.56  8 .91  20.45  2 .09  (12.64)
Net increase (decrease) from investment operations ...............
30.80  10.12  21.61  3 .16  (11.75)
Distributions from net investment income
(c)
...................... ( 1 .22 ) ( 1 .21 ) ( 1 .17 ) ( 1 .03 ) ( 0 .92 )
Net asset value, end of year ..............................
$ 158.65  $ 129.07  $ 120.16  $ 99.72  $ 97.59
Total Return
(d)
– – – – –
Based on net asset value .................................
23.95% 8 .42% 21.80% 3 .32% (10.75) %
Ratios to Average Net Assets
(e)
– – – – –
Total expenses ........................................
0 .37% 0 .38% 0 .39% 0 .40% 0 .39%
Net investment income ...................................
0 .84% 0 .93% 1 .06% 1 .11% 0 .81%
Supplemental Data
Net assets, end of year (000) ...............................
$ 1,983,145  $ 1,477,886  $ 1,568,118  $ 1,176,683  $ 1,249,092
Portfolio turnover rate
(f)
...................................
4% 5% 4% 4% 26%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.

2026
iShares Annual Financial Statements and Additional Information
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Technology ETF
Year Ended
04/30/26
Year Ended
04/30/25
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Net asset value, beginning of year ..........................
$ 143.16  $ 128.17  $ 93.05  $ 89.60  $ 92.98
Net investment income
(a)
................................ 0 .24  0 .34  0 .30  0 .39  0 .25
Net realized and unrealized gain (loss)
(b)
......................
74.98  14.98  35.29  3 .50  ( 3 .33 )
Net increase (decrease) from investment operations ...............
75.22  15.32  35.59  3 .89  ( 3 .08 )
Distributions from net investment income
(c)
...................... ( 0 .27 ) ( 0 .33 ) ( 0 .47 ) ( 0 .44 ) ( 0 .30 )
Net asset value, end of year ..............................
$ 218.11  $ 143.16  $ 128.17  $ 93.05  $ 89.60
Total Return
(d)
– – – – –
Based on net asset value .................................
52.57% 11.95% 38.28% 4 .41% ( 3 .35 ) %
Ratios to Average Net Assets
(e)
– – – – –
Total expenses ........................................
0 .37% 0 .38% 0 .39% 0 .40% 0 .39%
Net investment income ...................................
0 .13% 0 .23% 0 .26% 0 .46% 0 .24%
Supplemental Data
Net assets, end of year (000) ...............................
$ 21,439,963  $ 17,959,923  $ 15,745,365  $ 10,552,317  $ 7,338,434
Portfolio turnover rate
(f)
...................................
15% 7% 11% 10% 13%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.

Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Transportation ETF
Year Ended
04/30/26
Year Ended
04/30/25
Year Ended
04/30/24
(a)
Year Ended
04/30/23
(a)
Year Ended
04/30/22
(a)
Net asset value, beginning of year .........................
$ 60.90  $ 64.31  $ 55.58  $ 60.74  $ 67.43
Net investment income
(b)
............................... 0 .75  0 .75  0 .78  0 .76  0 .52
Net realized and unrealized gain (loss)
(c)
.....................
20.40  ( 3 .40 ) 8 .76  ( 5 .15 ) ( 6 .66 )
Net increase (decrease) from investment operations ..............
21.15  ( 2 .65 ) 9 .54  ( 4 .39 ) ( 6 .14 )
Distributions from net investment income
(d)
..................... ( 0 .80 ) ( 0 .76 ) ( 0 .81 ) ( 0 .77 ) ( 0 .55 )
Net asset value, end of year .............................
$ 81.25  $ 60.90  $ 64.31  $ 55.58  $ 60.74
Total Return
(e)
– – – – –
Based on net asset value ................................
34.90% ( 4 .22 ) % 17.23% ( 7 .18 ) % ( 9 .18 ) %
Ratios to Average Net Assets
(f)
– – – – –
Total expenses .......................................
0 .37% 0 .38% 0 .39% 0 .40% 0 .39%
Net investment income ..................................
1 .02% 1 .12% 1 .25% 1 .37% 0 .80%
Supplemental Data
Net assets, end of year (000) ..............................
$ 2,043,354  $ 554,179  $ 861,742  $ 822,531  $ 1,178,276
Portfolio turnover rate
(g)
..................................
13% 15% 11% 13% 72%
(a)
Per share amounts reflect a four-for-one stock split effective after the close of trading on March 6, 2024.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Portfolio turnover rate excludes in-kind transactions, if any.

2026
iShares Annual Financial Statements and Additional Information
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Utilities ETF
Year Ended
04/30/26
Year Ended
04/30/25
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Net asset value, beginning of year ..........................
$ 101.70  $ 85.60  $ 85.24  $ 87.48  $ 82.62
Net investment income
(a)
................................ 2 .52  2 .39  2 .21  2 .00  1 .98
Net realized and unrealized gain (loss)
(b)
......................
16.53  16.02  0 .31  ( 2 .15 ) 4 .95
Net increase (decrease) from investment operations ...............
19.05  18.41  2 .52  ( 0 .15 ) 6 .93
Distributions from net investment income
(c)
...................... ( 2 .48 ) ( 2 .31 ) ( 2 .16 ) ( 2 .09 ) ( 2 .07 )
Net asset value, end of year ..............................
$ 118.27  $ 101.70  $ 85.60  $ 85.24  $ 87.48
Total Return
(d)
– – – – –
Based on net asset value .................................
18.96% 21.65% 3 .18% ( 0 .15 ) % 8 .52%
Ratios to Average Net Assets
(e)
– – – – –
Total expenses ........................................
0 .37% 0 .38% 0 .39% 0 .40% 0 .39%
Net investment income ...................................
2 .29% 2 .46% 2 .76% 2 .33% 2 .35%
Supplemental Data
Net assets, end of year (000) ...............................
$ 1,626,203  $ 1,433,962  $ 915,876  $ 1,001,549  $ 970,990
Portfolio turnover rate
(f)
...................................
3% 4% 4% 3% 14%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.

Notes to Financial Statements

Notes to Financial Statements
1. Organization
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Taxes:  Certain Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of April 30, 2026, if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash:  The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
iShares ETF
Diversification
Classification
Dow Jones U.S. ............................................................................................................. Diversified
ESG MSCI KLD 400
(a)
........................................................................................................ Diversified
ESG Optimized MSCI USA
(b)
.................................................................................................... Diversified
U.S. Basic Materials .......................................................................................................... Non-diversified
U.S. Consumer Discretionary ................................................................................................... Diversified
U.S. Consumer Staples ....................................................................................................... Non-diversified
U.S. Energy ................................................................................................................ Non-diversified
U.S. Financial Services ....................................................................................................... Non-diversified
U.S. Financials ............................................................................................................. Diversified
U.S. Healthcare ............................................................................................................. Non-diversified
U.S. Industrials ............................................................................................................. Diversified
U.S. Technology ............................................................................................................. Non-diversified
U.S. Transportation ........................................................................................................... Non-diversified
U.S. Utilities ................................................................................................................ Non-diversified
(a)
The Fund intends to be diversified in approximately the same proportion as its underlying index is diversified. The Fund may become non-diversified, as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of its underlying index. Shareholder approval will not be sought if the Fund crosses from diversified to non-diversified status due solely to a change in its relative market capitalization or index weighting of one or more constituents of its underlying index.
(b)
Formerly known as the iShares MSCI USA ESG Select ETF.

Notes to Financial Statements
(continued)

2026
iShares Annual Financial Statements and Additional Information
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income, and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each
Fund’s financial statements.
Recent Accounting Standard: The Funds adopted Financial Accounting Standards Board Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax
Disclosures (“ASU 2023-09”) during the period. ASU 2023-09 enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The
Funds' adoption of the new standard did not have a material impact on financial statement disclosures and did not affect each Fund’s financial position or results of operations.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation or last available bid (long positions) or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

Notes to Financial Statements
( continued)

Notes to Financial Statements
4. Securities and Other Investments
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
(b)
Dow Jones U.S.
Barclays Bank PLC ............................................... $ 3,487,260 $ (3,487,260) $ — $ —
Barclays Capital, Inc. ............................................. 84,587 (84,587) — —
BNP Paribas SA ................................................. 1,426,790 (1,426,790) — —
BofA Securities, Inc. .............................................. 1,205,739 (1,180,220) — 25,519
Citigroup Global Markets, Inc. ........................................ 332,399 (332,399) — —
Goldman Sachs & Co. LLC ......................................... 366,168 (361,389) — 4,779
Goldman Sachs International ........................................ 4,284,735 (4,284,735) — —
HSBC Bank PLC ................................................ 1,471,438 (1,439,484) — 31,954
J.P. Morgan Securities LLC ......................................... 2,622,067 (2,612,111) — 9,956
Morgan Stanley ................................................. 752,276 (743,081) — 9,195
National Financial Services LLC ...................................... 437,586 (437,586) — —
SG Americas Securities LLC ........................................ 449,905 (418,342) — 31,563
TD Securities (USA) LLC ........................................... 13,297 (13,297) — —
UBS AG ...................................................... 1,155,904 (1,142,493) — 13,411
$ 18,090,151 $ (17,963,774)
$ —
$ 126,377
a
ESG MSCI KLD 400
Barclays Capital, Inc. ............................................. 108,245 (102,010) — 6,235
BNP Paribas SA ................................................. 11,028 (11,028) — —
Citigroup Global Markets, Inc. ........................................ 1,450 (1,450) — —
HSBC Bank PLC ................................................ 878,207 (802,886) — 75,321
J.P. Morgan Securities LLC ......................................... 2,346,675 (2,346,675) — —
Morgan Stanley ................................................. 208,587 (208,587) — —
$ 3,554,192 $ (3,472,636)
$ —
$ 81,556
a
U.S. Basic Materials
Goldman Sachs & Co. LLC ......................................... 66,040 (62,572) — 3,468
J.P. Morgan Securities LLC ......................................... 2,743,212 (2,694,144) — 49,068
UBS AG ...................................................... 53,426 (50,621) — 2,805
$ 2,862,678 $ (2,807,337)
$ —
$ 55,341
a
U.S. Consumer Discretionary
Barclays Bank PLC ............................................... 199,461 (199,461) — —
Barclays Capital, Inc. ............................................. 39,895 (37,745) — 2,150
BNP Paribas SA ................................................. 2,471,008 (2,471,008) — —

Notes to Financial Statements
(continued)

2026
iShares Annual Financial Statements and Additional Information
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
(b)
BofA Securities, Inc. .............................................. $ 5,494,709 $ (5,494,709) $ — $ —
Citigroup Global Markets, Inc. ........................................ 992,587 (992,587) — —
Goldman Sachs & Co. LLC ......................................... 3,018,315 (3,018,315) — —
J.P. Morgan Securities LLC ......................................... 1,270,150 (1,270,150) — —
Morgan Stanley ................................................. 503,091 (503,091) — —
National Financial Services LLC ...................................... 690,360 (690,360) — —
Pershing LLC ................................................... 40,112 (40,112) — —
SG Americas Securities LLC ........................................ 602,670 (582,488) — 20,182
State Street Bank & Trust Co. ........................................ 64,845 (62,541) — 2,304
UBS AG ...................................................... 989,253 (989,253) — —
Wells Fargo Securities LLC ......................................... 1,503,084 (1,503,084) — —
$ 17,879,540 $ (17,854,904)
$ —
$ 24,636
a
U.S. Consumer Staples
BofA Securities, Inc. .............................................. 2,656,318 (2,656,318) — —
Goldman Sachs International ........................................ 198,397 (197,176) — 1,221
Morgan Stanley ................................................. 3,347,665 (2,969,505) — 378,160
$ 6,202,380 $ (5,822,999)
$ —
$ 379,381
a
U.S. Financial Services
BofA Securities, Inc. .............................................. 25,382 (23,993) — 1,389
Citigroup Global Markets, Inc. ........................................ 44,432 (44,432) — —
HSBC Bank PLC ................................................ 19,691 (19,691) — —
J.P. Morgan Securities LLC ......................................... 155,007 (155,007) — —
Morgan Stanley ................................................. 675,065 (675,065) — —
Wells Fargo Securities LLC ......................................... 1,136,016 (1,073,847) — 62,169
$ 2,055,593 $ (1,992,035)
$ —
$ 63,558
a
U.S. Financials
Citigroup Global Markets, Inc. ........................................ 15,582 (15,107) — 475
J.P. Morgan Securities LLC ......................................... 236,017 (229,532) — 6,485
Morgan Stanley ................................................. 928,025 (905,286) — 22,739
National Financial Services LLC ...................................... 709,764 (695,477) — 14,287
UBS AG ...................................................... 47,462 (46,303) — 1,159
$ 1,936,850 $ (1,891,705)
$ —
$ 45,145
a
U.S. Healthcare
BNP Paribas SA ................................................. 2,330,656 (2,330,656) — —
BofA Securities, Inc. .............................................. 12,983 (12,857) — 126
Citigroup Global Markets, Inc. ........................................ 965,754 (965,754) — —
HSBC Bank PLC ................................................ 194,231 (194,231) — —
J.P. Morgan Securities LLC ......................................... 7,673,994 (7,516,675) — 157,319
National Financial Services LLC ...................................... 663,390 (663,390) — —
Scotia Capital (USA), Inc. .......................................... 644 (638) — 6
UBS AG ...................................................... 7,328,789 (7,301,124) — 27,665
Wells Fargo Securities LLC ......................................... 604,582 (604,582) — —
$ 19,775,023 $ (19,589,907)
$ —
$ 185,116
a
U.S. Industrials
Barclays Bank PLC ............................................... 193,755 (193,251) — 504
Barclays Capital, Inc. ............................................. 231,806 (231,806) — —
BNP Paribas SA ................................................. 10,052 (10,052) — —
BofA Securities, Inc. .............................................. 6,811,275 (6,811,275) — —
Goldman Sachs & Co. LLC ......................................... 115,566 (114,574) — 992
HSBC Bank PLC ................................................ 15,152 (14,871) — 281
J.P. Morgan Securities LLC ......................................... 2,246,543 (2,183,041) — 63,502
Morgan Stanley ................................................. 736,835 (730,508) — 6,327
National Financial Services LLC ...................................... 440,260 (440,260) — —
Wells Fargo Bank NA ............................................. 2,853,954 (2,853,954) — —
$ 13,655,198 $ (13,583,592)
$ —
$ 71,606
a
U.S. Technology
Barclays Bank PLC ............................................... 10,036,452 (10,036,452) — —
BNP Paribas SA ................................................. 1,197,112 (1,197,112) — —
BofA Securities, Inc. .............................................. 5,554,607 (5,554,607) — —

Notes to Financial Statements
( continued)

Notes to Financial Statements
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Derivative Financial Instruments
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
(b)
Citigroup Global Markets, Inc. ........................................ $ 11,844,976 $ (11,844,976) $ — $ —
Goldman Sachs & Co. LLC ......................................... 4,503,232 (4,503,232) — —
Goldman Sachs International ........................................ 25,158,162 (24,573,030) — 585,132
HSBC Bank PLC ................................................ 1,729,955 (1,729,955) — —
Morgan Stanley ................................................. 12,640,476 (12,640,476) — —
National Financial Services LLC ...................................... 948 (948) — —
SG Americas Securities LLC ........................................ 458,100 (450,488) — 7,612
UBS AG ...................................................... 11,850,216 (11,850,216) — —
UBS Securities LLC .............................................. 884,207 (884,207) — —
Wells Fargo Securities LLC ......................................... 1,616,774 (1,616,774) — —
$ 87,475,217 $ (86,882,473)
$ —
$ 592,744
a
U.S. Transportation
BNP Paribas SA ................................................. 5,019,235 (4,769,496) — 249,739
BofA Securities, Inc. .............................................. 11,114,931 (10,877,453) — 237,478
Citigroup Global Markets, Inc. ........................................ 1,328,624 (1,296,585) — 32,039
J.P. Morgan Securities LLC ......................................... 7,933,074 (7,933,074) — —
Jefferies LLC ................................................... 374,221 (374,221) — —
Morgan Stanley ................................................. 2,721,087 (2,721,087) — —
National Financial Services LLC ...................................... 5,474,987 (5,474,987) — —
SG Americas Securities LLC ........................................ 520,130 (520,014) — 116
State Street Bank & Trust Co. ........................................ 2,043,205 (2,043,205) — —
UBS AG ...................................................... 2,857,707 (2,788,796) — 68,911
$ 39,387,201 $ (38,798,918)
$ —
$ 588,283
a
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds’ Statements of Assets and Liabilities.
(b)
The market value of the loaned securities is determined as of April 30, 2026. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

Notes to Financial Statements
(continued)

2026
iShares Annual Financial Statements and Additional Information
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
For its investment advisory services to each Fund, except for the iShares Dow Jones U.S, iShares ESG MSCI KLD 400 and iShares ESG Optimized MSCI USA ETFs, BFA
is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
Distributor:  BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A.
(“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash
Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock
Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares
ETF Complex in that calendar year exceeds a specific threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year
84% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
iShares ETF Investment Advisory Fees
Dow Jones U.S. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.20%
ESG MSCI KLD 400 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25
ESG Optimized MSCI USA . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25
Aggregate Average Daily Net Assets Investment Advisory Fees
First $10 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.4800%
Over $10 billion, up to and including $20 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.4300
Over $20 billion, up to and including $30 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.3800
Over $30 billion, up to and including $40 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.3400
Over $40 billion, up to and including $50 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.3300
Over $50 billion, up to and including $60 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.3100
Over $60 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.2945

Notes to Financial Statements
( continued)

Notes to Financial Statements
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended April 30, 2026, the Funds paid BTC the following amounts for securities lending agent services:
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
For the year ended April 30, 2026, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. Purchases and Sales
For the year ended April 30, 2026, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
iShares ETF Amounts
Dow Jones U.S. ............................................................................................................ $ 35,444
ESG MSCI KLD 400 ......................................................................................................... 20,263
ESG Optimized MSCI USA .................................................................................................... 10,773
U.S. Basic Materials ......................................................................................................... 7,609
U.S. Consumer Discretionary .................................................................................................. 99,551
U.S. Consumer Staples ...................................................................................................... 2,346
U.S. Energy ............................................................................................................... 2,716
U.S. Financial Services ...................................................................................................... 11,542
U.S. Financials ............................................................................................................ 40,783
U.S. Healthcare ............................................................................................................ 27,724
U.S. Industrials ............................................................................................................ 14,728
U.S. Technology ............................................................................................................ 202,503
U.S. Transportation ......................................................................................................... 28,032
U.S. Utilities ............................................................................................................... 1,457
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
Dow Jones U.S. ......................................................................
$ 11,557,120  $ 10,367,255  $ (3,370,267)
ESG MSCI KLD 400 ...................................................................
26,937,908  41,697,746  (1,760,502)
ESG Optimized MSCI USA ..............................................................
391,179,023  351,408,796  37,570,283
U.S. Basic Materials ...................................................................
74,538,858  35,839,306  (10,460,535)
U.S. Consumer Discretionary ............................................................
98,720,172  85,627,080  (8,963,466)
U.S. Consumer Staples ................................................................
48,174,495  18,748,314  (7,249,782)
U.S. Energy .........................................................................
55,317,701  25,436,089  (3,285,369)
U.S. Financial Services ................................................................
15,874,275  9,436,728  (501,456)
U.S. Financials ......................................................................
158,171,506  78,738,599  (5,079,560)
U.S. Healthcare ......................................................................
31,124,649  19,617,017  (18,354,558)
U.S. Industrials ......................................................................
21,495,136  19,814,293  (2,176,370)
U.S. Technology ......................................................................
883,588,290  1,279,890,480  (46,491,991)
U.S. Transportation ...................................................................
66,433,238  30,053,496  (7,610,235)
U.S. Utilities .........................................................................
7,264,273  4,541,640  (398,229)
iShares ETF Purchases  Sales
Dow Jones U.S. ......................................................................................... $ 67,896,728 $ 65,483,314
ESG MSCI KLD 400 ...................................................................................... 137,770,084 131,874,552
ESG Optimized MSCI USA ................................................................................. 891,420,720 885,176,526
U.S. Basic Materials ...................................................................................... 145,027,290 141,548,189
U.S. Consumer Discretionary ............................................................................... 308,243,152 308,412,390
U.S. Consumer Staples ................................................................................... 101,281,077 106,993,379
U.S. Energy ............................................................................................ 108,002,469 105,840,190
U.S. Financial Services ................................................................................... 61,115,074 58,239,532
U.S. Financials ......................................................................................... 332,113,788 341,899,988
U.S. Healthcare ......................................................................................... 105,490,671 104,422,828
U.S. Industrials ......................................................................................... 68,321,002 66,876,978
U.S. Technology ......................................................................................... 3,020,705,558 3,029,906,905

Notes to Financial Statements
(continued)

2026
iShares Annual Financial Statements and Additional Information
For the year ended April 30, 2026, in-kind transactions were as follows:
8. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of April 30, 2026, permanent differences attributable to distributions paid in excess of taxable income and realized gains (losses)
from in-kind redemptions were reclassified to the following accounts:
The tax character of distributions paid was as follows:
iShares ETF Purchases  Sales
U.S. Transportation ...................................................................................... $ 115,042,024 $ 114,507,556
U.S. Utilities ............................................................................................ 47,937,715 46,184,476
iShares ETF In-kind Purchases In-kind Sales
Dow Jones U.S. ......................................................................................... $ 67,445,488  $ 46,493,531
ESG MSCI KLD 400 ...................................................................................... 152,715,978  623,488,047
ESG Optimized MSCI USA ................................................................................. 89,156,118  403,545,178
U.S. Basic Materials ...................................................................................... 1,839,925,821  1,026,140,502
U.S. Consumer Discretionary ............................................................................... 715,296,910  1,009,787,190
U.S. Consumer Staples ................................................................................... 633,076,741  756,368,535
U.S. Energy ............................................................................................ 829,463,771  688,004,217
U.S. Financial Services ................................................................................... 325,262,814  157,128,747
U.S. Financials ......................................................................................... 1,583,499,191  1,887,239,995
U.S. Healthcare ......................................................................................... 1,282,295,931  1,581,977,097
U.S. Industrials ......................................................................................... 1,241,743,099  1,037,616,363
U.S. Technology ......................................................................................... 4,846,193,125  9,925,611,073
U.S. Transportation ...................................................................................... 2,420,685,120  1,190,505,038
U.S. Utilities ............................................................................................ 1,420,959,333  1,441,677,554
iShares ETF Paid-in Capital
Accumulated
Earnings (Loss)
Dow Jones U.S. ........................................................................................... $ 36,444,062 $ (36,444,062)
ESG MSCI KLD 400 ........................................................................................ 370,771,586 (370,771,586)
ESG Optimized MSCI USA ................................................................................... 133,593,476 (133,593,476)
U.S. Basic Materials ........................................................................................ 187,980,645 (187,980,645)
U.S. Consumer Discretionary ................................................................................. 183,173,253 (183,173,253)
U.S. Consumer Staples ..................................................................................... 105,212,539 (105,212,539)
U.S. Energy .............................................................................................. 233,913,623 (233,913,623)
U.S. Financial Services ..................................................................................... 55,172,722 (55,172,722)
U.S. Financials ........................................................................................... 460,400,988 (460,400,988)
U.S. Healthcare ........................................................................................... 408,204,560 (408,204,560)
U.S. Industrials ........................................................................................... 353,818,191 (353,818,191)
U.S. Technology ........................................................................................... 5,129,926,733 (5,129,926,733)
U.S. Transportation ........................................................................................ 102,862,637 (102,862,637)
U.S. Utilities .............................................................................................. 193,757,777 (193,757,777)
iShares ETF
Year Ended
04/30/26
Year Ended
04/30/25
Dow Jones U.S.
Ordinary income ........................................................................................... $ 26,215,130 $ 24,042,504
ESG MSCI KLD 400
Ordinary income ........................................................................................... $ 47,806,774 $ 49,973,946

Notes to Financial Statements
( continued)

Notes to Financial Statements
As of April 30, 2026, the tax components of accumulated earnings (loss) were as follows:
iShares ETF
Year Ended
04/30/26
Year Ended
04/30/25
ESG Optimized MSCI USA
Ordinary income ........................................................................................... $ 34,577,890 $ 41,724,328
U.S. Basic Materials
Ordinary income ........................................................................................... $ 10,917,519 $ 8,726,829
U.S. Consumer Discretionary
Ordinary income ........................................................................................... $ 7,610,439 $ 6,540,482
U.S. Consumer Staples
Ordinary income ........................................................................................... $ 35,025,248 $ 33,620,200
U.S. Energy
Ordinary income ........................................................................................... $ 33,796,286 $ 34,762,099
U.S. Financial Services
Ordinary income ........................................................................................... $ 21,538,359 $ 18,879,412
U.S. Financials
Ordinary income ........................................................................................... $ 58,921,177 $ 46,469,800
U.S. Healthcare
Ordinary income ........................................................................................... $ 40,318,963 $ 38,606,689
U.S. Industrials
Ordinary income ........................................................................................... $ 15,186,398 $ 14,700,725
U.S. Technology
Ordinary income ........................................................................................... $ 30,860,024 $ 40,732,579
U.S. Transportation
Ordinary income ........................................................................................... $ 8,883,415 $ 7,940,968
U.S. Utilities
Ordinary income ........................................................................................... $ 35,847,938 $ 32,618,788
iShares ETF
Undistributed
Ordinary Income
Non-Expiring Capital
Loss Carryforwards
(a)
Net Unrealized Gains
(Losses)
(b)
Total
Dow Jones U.S. .......................................................
$ 1,971,129 $ (52,851,554) $ 1,675,890,141 $ 1,625,009,716
ESG MSCI KLD 400 ....................................................
3,410,248 (98,090,480) 2,210,210,314 2,115,530,082
ESG Optimized MSCI USA ...............................................
2,340,260 (139,612,718) 986,232,458 848,960,000
U.S. Basic Materials ....................................................
1,087,894 (258,177,870) (16,732,358) (273,822,334)
U.S. Consumer Discretionary .............................................
307,752 (214,942,120) (85,494,995) (300,129,363)
U.S. Consumer Staples .................................................
5,177,487 (112,909,390) (72,454,477) (180,186,380)
U.S. Energy ..........................................................
— (386,470,315) 329,613,810 (56,856,505)
U.S. Financial Services .................................................
1,467,007 (158,505,720) 493,080,664 336,041,951
U.S. Financials .......................................................
11,119,434 (210,484,026) 161,902,271 (37,462,321)
U.S. Healthcare .......................................................
5,572,023 (183,148,361) (321,386,944) (498,963,282)
U.S. Industrials .......................................................
530,967 (133,811,634) 72,497,891 (60,782,776)
U.S. Technology .......................................................
— (685,361,223) 6,529,381,665 5,844,020,442
U.S. Transportation ....................................................
— (205,892,434) 32,714,509 (173,177,925)
U.S. Utilities ..........................................................
572,189 (78,241,993) 44,386,006 (33,283,798)
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures contracts, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, the timing and recognition of partnership income and the characterization of corporate actions.

Notes to Financial Statements
(continued)

2026
iShares Annual Financial Statements and Additional Information
For the year ended April 30, 2026, the Funds listed below utilized the following amounts of their respective capital loss carryforwards:
As of April 30, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/
or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including
iShares ETF Utilized
ESG MSCI KLD 400 .......................................................................................................... $ 2,381,165
ESG Optimized MSCI USA ..................................................................................................... 68,143,506
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Dow Jones U.S. .................................................. $ 1,199,318,576  $ 1,730,688,603  $ (54,795,578) $ 1,675,893,025
ESG MSCI KLD 400 ............................................... 2,885,773,379  2,445,096,561  (234,886,247) 2,210,210,314
ESG Optimized MSCI USA .......................................... 2,836,537,841  1,202,156,857  (215,924,399) 986,232,458
U.S. Basic Materials ............................................... 1,552,037,813  72,900,731  (89,633,089) (16,732,358)
U.S. Consumer Discretionary ........................................ 1,303,058,495  103,384,545  (188,879,540) (85,494,995)
U.S. Consumer Staples ............................................ 1,457,648,631  78,957,327  (151,411,804) (72,454,477)
U.S. Energy ..................................................... 1,452,623,273  356,103,508  (26,489,698) 329,613,810
U.S. Financial Services ............................................ 1,520,387,801  514,847,984  (21,767,320) 493,080,664
U.S. Financials .................................................. 3,238,682,381  353,574,003  (191,671,732) 161,902,271
U.S. Healthcare .................................................. 3,137,587,038  207,044,612  (528,431,556) (321,386,944)
U.S. Industrials .................................................. 1,923,901,823  251,379,400  (178,881,509) 72,497,891
U.S. Technology .................................................. 15,003,024,275  7,586,109,969  (1,056,728,304) 6,529,381,665
U.S. Transportation ............................................... 2,050,114,864  114,077,511  (81,363,002) 32,714,509
U.S. Utilities ..................................................... 1,581,824,582  94,585,371  (50,199,365) 44,386,006

Notes to Financial Statements
( continued)

Notes to Financial Statements
the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
The Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund's portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
Certain Funds invest a significant portion of their assets within the financials sector. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, changes in government regulations, economic conditions, and interest rates, credit rating downgrades, adverse public perception, exposure concentration and decreased liquidity in credit markets. The impact of changes in capital requirements and recent or future regulation on any individual financial company, or on the financials sector as a whole, cannot be predicted, but may negatively impact the Funds.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:

Year Ended
04/30/26
Year Ended
04/30/25
iShares ETF Shares  Amount  Shares  Amount
Dow Jones U.S.
Shares sold ......................................................... 450,000  $ 67,713,074  1,850,000  $ 255,483,085
Shares redeemed ..................................................... (300,000) (46,716,260) (550,000) (75,417,736)
150,000  $ 20,996,814  1,300,000  $ 180,065,349
ESG MSCI KLD 400
Shares sold ......................................................... 1,200,000  $ 153,457,340  850,000  $ 91,060,904
Shares redeemed ..................................................... (5,050,000) (626,240,128) (3,650,000) (394,251,102)
(3,850,000) $ (472,782,788) (2,800,000) $ (303,190,198)
ESG Optimized MSCI USA
Shares sold ......................................................... 650,000  $ 89,592,704  1,750,000  $ 212,308,289
Shares redeemed ..................................................... (3,050,000) (404,229,259) (5,050,000) (583,635,956)
(2,400,000) $ (314,636,555) (3,300,000) $ (371,327,667)
U.S. Basic Materials
Shares sold ......................................................... 11,000,000  $ 1,843,374,620  450,000  $ 63,765,245
Shares redeemed ..................................................... (6,250,000) (1,028,662,312) (1,350,000) (188,264,031)
4,750,000  $ 814,712,308  (900,000) $ (124,498,786)
U.S. Consumer Discretionary
Shares sold ......................................................... 7,050,000  $ 717,049,341  12,400,000  $ 1,152,023,789
Shares redeemed ..................................................... (9,850,000) (1,012,018,772) (10,800,000) (952,369,897)
(2,800,000) $ (294,969,431) 1,600,000  $ 199,653,892
U.S. Consumer Staples
Shares sold ......................................................... 8,950,000  $ 636,285,860  8,950,000  $ 626,159,858
Shares redeemed ..................................................... (10,850,000) (764,527,589) (6,750,000) (463,867,216)
(1,900,000) $ (128,241,729) 2,200,000  $ 162,292,642

Notes to Financial Statements
(continued)

2026
iShares Annual Financial Statements and Additional Information
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or
Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized
Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund
Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or
Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
11. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
04/30/26
Year Ended
04/30/25
iShares ETF Shares Amount Shares Amount
U.S. Energy
Shares sold ......................................................... 14,700,000  $ 831,777,237  5,300,000  $ 248,871,452
Shares redeemed ..................................................... (12,750,000) (689,870,922) (6,600,000) (307,308,591)
1,950,000  $ 141,906,315  (1,300,000) $ (58,437,139)
U.S. Financial Services
Shares sold ......................................................... 3,750,000  $ 329,217,358  2,200,000  $ 169,126,650
Shares redeemed ..................................................... (1,850,000) (159,219,738) (1,450,000) (100,367,663)
1,900,000  $ 169,997,620  750,000  $ 68,758,987
U.S. Financials
Shares sold ......................................................... 13,050,000  $ 1,605,126,254  20,300,000  $ 2,184,623,030
Shares redeemed ..................................................... (15,750,000) (1,918,604,882) (18,000,000) (1,927,027,191)
(2,700,000) $ (313,478,628) 2,300,000  $ 257,595,839
U.S. Healthcare
Shares sold ......................................................... 20,550,000  $ 1,284,970,037  9,150,000  $ 568,040,979
Shares redeemed ..................................................... (25,500,000) (1,585,484,535) (14,150,000) (865,648,098)
(4,950,000) $ (300,514,498) (5,000,000) $ (297,607,119)
U.S. Industrials
Shares sold ......................................................... 8,050,000  $ 1,244,577,999  1,700,000  $ 230,651,441
Shares redeemed ..................................................... (7,000,000) (1,040,806,988) (3,300,000) (417,874,321)
1,050,000  $ 203,771,011  (1,600,000) $ (187,222,880)
U.S. Technology
Shares sold ......................................................... 25,700,000  $ 4,850,908,668  30,950,000  $ 4,682,094,188
Shares redeemed ..................................................... (52,850,000) (9,971,085,167) (28,350,000) (4,229,377,019)
(27,150,000) $ (5,120,176,499) 2,600,000  $ 452,717,169
U.S. Transportation
Shares sold ......................................................... 32,400,000  $ 2,422,526,199  12,950,000  $ 882,205,915
Shares redeemed ..................................................... (16,350,000) (1,192,105,994) (17,250,000) (1,149,526,657)
16,050,000  $ 1,230,420,205  (4,300,000) $ (267,320,742)
U.S. Utilities
Shares sold ......................................................... 12,800,000  $ 1,426,583,537  13,700,000  $ 1,303,934,348
Shares redeemed ..................................................... (13,150,000) (1,445,784,682) (10,300,000) (986,657,212)
(350,000) $ (19,201,145) 3,400,000  $ 317,277,136

Report of Independent Registered Public Accounting Firm

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of iShares Trust and Shareholders of each of the fourteen funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (fourteen of the funds constituting iShares Trust, hereafter collectively referred to as the "Funds") as of April 30, 2026, the related statements of operations for the year ended April 30,
2026, the statements of changes in net assets for each of the two years in the period ended April 30, 2026, including the related notes, and the financial highlights for each of the five years in the period ended April 30, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of April 30, 2026, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended April 30, 2026 and each of the financial highlights for each of the five years in the period ended April
30, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the
PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of April 30, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
June 22, 2026
We have served as the auditor of one or more BlackRock investment companies since 2000.
  iShares Dow Jones U.S. ETF
  iShares ESG MSCI KLD 400 ETF
  iShares ESG Optimized MSCI USA ETF
  iShares U.S. Basic Materials ETF
  iShares U.S. Consumer Discretionary ETF
  iShares U.S. Consumer Staples ETF
  iShares U.S. Energy ETF
  iShares U.S. Financial Services ETF
  iShares U.S. Financials ETF
  iShares U.S. Healthcare ETF
  iShares U.S. Industrials ETF
  iShares U.S. Technology ETF
  iShares U.S. Transportation ETF
  iShares U.S. Utilities ETF

Important Tax Information
(unaudited)

2026
iShares Annual Financial Statements and Additional Information
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended April 30, 2026:
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified business income for individuals for the fiscal year ended April 30, 2026:
The following percentages, or maximum percentages allowable by law, of ordinary income distributions paid during the fiscal year ended April 30, 2026 qualified for the dividends-received deduction for corporate shareholders:
iShares ETF
Qualified Dividend
Income
Dow Jones U.S. ............................................................................................................. $ 29,221,697
ESG MSCI KLD 400 .......................................................................................................... 55,703,605
ESG Optimized MSCI USA ..................................................................................................... 41,164,329
U.S. Basic Materials .......................................................................................................... 13,751,092
U.S. Consumer Discretionary ................................................................................................... 12,713,328
U.S. Consumer Staples ....................................................................................................... 38,955,233
U.S. Energy ................................................................................................................ 38,040,572
U.S. Financial Services ....................................................................................................... 28,350,144
U.S. Financials ............................................................................................................. 69,956,938
U.S. Healthcare ............................................................................................................. 50,433,566
U.S. Industrials ............................................................................................................. 21,146,622
U.S. Technology ............................................................................................................. 102,012,614
U.S. Transportation .......................................................................................................... 11,715,017
U.S. Utilities ................................................................................................................ 41,076,894
iShares ETF
Qualified Business
Income
Dow Jones U.S. ............................................................................................................. $ 1,524,213
ESG MSCI KLD 400 .......................................................................................................... 2,542,635
ESG Optimized MSCI USA ..................................................................................................... 1,672,709
U.S. Financials ............................................................................................................. 2,043,416
iShares ETF
Dividends-Received
Deduction
Dow Jones U.S. ............................................................................................................. 100.00%
ESG MSCI KLD 400 .......................................................................................................... 100.00
ESG Optimized MSCI USA ..................................................................................................... 100.00
U.S. Basic Materials .......................................................................................................... 80.60
U.S. Consumer Discretionary ................................................................................................... 100.00
U.S. Consumer Staples ....................................................................................................... 100.00
U.S. Energy ................................................................................................................ 100.00
U.S. Financial Services ....................................................................................................... 100.00
U.S. Financials ............................................................................................................. 100.00
U.S. Healthcare ............................................................................................................. 100.00
U.S. Industrials ............................................................................................................. 100.00
U.S. Technology ............................................................................................................. 100.00
U.S. Transportation .......................................................................................................... 100.00
U.S. Utilities ................................................................................................................ 100.00

Additional Information

Additional Information
Premium/Discount Information
Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com .
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
Go to icsdelivery.com .
If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA’s investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com .

Glossary of Terms Used in these Financial Statements

2026
iShares Annual Financial Statements and Additional Information
Portfolio Abbreviation
NVS Non-Voting Shares
REIT Real Estate Investment Trust

Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by FTSE Russell, MSCI Inc., or S&P Dow Jones
Indices LLC, nor do these companies make any representation regarding the advisability of investing in the iShares Funds.
BlackRock is not affiliated with the companies listed above.
© 2026 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

April 30, 2026
2026 Annual Financial Statements and
Additional Information
iShares Trust
iShares Global Clean Energy ETF | ICLN | NASDAQ

Page
2

iShares
®
Global Clean Energy ETF
Schedule of Investments
April 30, 2026
(Percentages shown are based on Net Assets)
3
Schedule of Investments
Security Shares Value
a
Common Stocks
Austria  — 0.5%
Verbund AG ........................... 165,912 $ 12,518,597
a
Brazil  — 6.2%
Auren Energia SA, Class ON ................ 4,579,710 12,846,272
CPFL Energia SA ........................ 2,194,028 21,679,751
Energisa SA ........................... 3,172,638 33,841,985
Engie Brasil Energia SA ................... 2,176,009 15,516,555
Equatorial SA .......................... 8,489,733 72,556,545
156,441,108
a
Canada  — 1.4%
Boralex, Inc., Class A ..................... 411,482 11,135,627
Brookfield Renewable Corp. ................ 305,106 11,073,527
Canadian Solar, Inc.
(a)(b)
.................... 859,826 13,146,739
35,355,893
a
Chile  — 0.3%
Enel Americas SA ....................... 85,754,982 8,005,488
a
China  — 20.9%
CECEP Environmental Protection Co. Ltd., Class A . 3,510,400 3,411,373
CECEP Solar Energy Co. Ltd., Class A ......... 5,924,200 4,337,137
CECEP Wind-Power Corp., Class A ........... 9,714,820 6,077,310
China Datang Corp. Renewable Power Co. Ltd.,
Class H ............................ 29,184,000 5,687,695
China Longyuan Power Group Corp. Ltd., Class H . 24,983,000 21,243,125
China Southern Power Grid Energy Storage Co. Ltd.,
Class A ............................. 4,825,900 10,193,203
China Three Gorges Renewables Group Co. Ltd.,
Class A ............................. 43,172,396 25,882,801
China Yangtze Power Co. Ltd., Class A ......... 36,986,430 147,918,649
Chongqing Three Gorges Water Conservancy &
Electric Power Co. Ltd., Class A ............ 2,888,100 2,783,966
CSI Solar Co. Ltd., Class A ................. 5,502,461 11,734,922
Dajin Heavy Industry Co. Ltd., Class A .......... 963,400 11,900,876
GCL System Integration Technology Co. Ltd., Class
A
(b)
................................ 8,834,900 5,509,851
Ginlong Technologies Co. Ltd., Class A ......... 601,150 8,379,618
Goldwind Science & Technology Co. Ltd., Class H .. 14,645,600 32,509,203
GoodWe Technologies Co. Ltd., Class A
(b)
....... 367,363 5,818,653
Green Development Electricity Group of Tianjin Co.
Ltd., Class A ......................... 3,122,900 4,521,205
Guangxi Guiguan Electric Power Co. Ltd., Class A .. 5,951,900 8,791,169
Hainan Drinda New Energy Technology Co. Ltd.,
Class A
(b)
............................ 345,800 4,103,149
Hoymiles Power Electronics, Inc., Class A ....... 187,570 3,109,011
Huaneng Lancang River Hydropower, Inc., Class A . 14,143,057 19,688,999
JA Solar Technology Co. Ltd., Class A
(b)
......... 4,999,852 7,989,367
Jiangsu Haili Wind Power Equipment Technology Co.
Ltd., Class A ......................... 328,564 3,015,335
Jiaze Renewables Co. Ltd. ................. 4,400,100 3,632,800
Jinko Solar Co. Ltd., Class A
(b)
............... 15,204,858 14,873,829
JinkoSolar Holding Co. Ltd., ADR ............. 575,113 13,428,889
Jinlei Technology Co. Ltd., Class A ............ 484,300 2,156,311
Jolywood Suzhou Sunwatt Co. Ltd.
(b)
........... 1,646,400 2,458,951
LONGi Green Energy Technology Co. Ltd., Class A
(b)
11,482,660 27,798,981
Ming Yang Smart Energy Group Ltd., Class A ..... 3,414,800 7,962,761
NYOCOR Co. Ltd., Class A ................. 3,016,100 3,454,094
Risen Energy Co. Ltd., Class A
(b)
............. 1,721,500 4,498,705
Sany Renewable Energy Co. Ltd., Class A ....... 1,159,147 4,221,958
Shanghai Aiko Solar Energy Co. Ltd., Class A
(b)
... 3,198,314 7,253,891
Shenzhen SC New Energy Technology Corp., Class
A ................................. 525,918 7,222,831
Security Shares Value
a
China (continued)
Sichuan Chuantou Energy Co. Ltd., Class A ...... 7,360,700 $ 16,515,922
Sichuan New Energy Power Co. Ltd., Class A ..... 2,789,000 7,146,529
Suzhou Maxwell Technologies Co. Ltd., Class A ... 421,700 14,865,853
TCL Zhonghuan Renewable Energy Technology Co.
Ltd., Class A
(b)
........................ 6,107,565 7,772,933
Titan Wind Energy Suzhou Co. Ltd., Class A ...... 2,713,600 4,792,506
Trina Solar Co. Ltd., Class A
(b)
............... 3,537,931 9,026,478
Windey Energy Technology Group Co. Ltd., Class A 1,187,800 2,826,784
Wuxi Autowell Technology Co. Ltd., Class A ...... 476,102 5,720,114
Zhejiang Akcome New Energy Technology Co. Ltd.
(b)
(c)
................................. 4,087,000 6
Zhejiang Provincial New Energy Investment Group
Co. Ltd., Class A ...................... 2,724,000 3,939,092
526,176,835
a
Denmark  — 5.2%
Orsted A.S.
(b)(d)
......................... 1,725,628 46,149,316
Vestas Wind Systems A.S. ................. 2,747,836 84,494,288
130,643,604
a
Germany  — 1.5%
Nordex SE
(a)(b)
.......................... 479,494 27,341,906
SMA Solar Technology AG
(b)
................ 103,666 6,642,468
Verbio SE
(b)
............................ 101,722 4,505,627
38,490,001
a
India  — 6.0%
Inox Wind Ltd.
(b)
......................... 15,834,372 16,988,167
NHPC Ltd. ............................ 18,582,499 16,355,589
NTPC Green Energy Ltd.
(b)
................. 5,065,781 5,884,647
Premier Energies Ltd.
(d)
.................... 1,620,359 17,480,963
ReNew Energy Global PLC, Class A
(a)(b)
......... 1,699,804 9,144,946
SJVN Ltd. ............................. 5,856,069 4,902,802
Suzlon Energy Ltd.
(b)
..................... 101,291,074 59,712,995
WAAREE Energies Ltd. ................... 597,167 19,734,714
150,204,823
a
Indonesia  — 0.5%
Barito Renewables Energy Tbk PT
(b)
........... 42,093,200 10,918,808
Pertamina Geothermal Energy PT
(d)
........... 14,899,100 843,508
11,762,316
a
Israel  — 2.5%
Doral Group Renewable Energy Resources Ltd.
(b)
.. 463,244 11,566,414
Energix-Renewable Energies Ltd. ............. 1,025,997 7,619,679
Enlight Renewable Energy Ltd.
(a)(b)
............ 413,966 36,840,980
OY Nofar Energy Ltd.
(b)
.................... 114,287 7,201,728
63,228,801
a
Italy  — 0.4%
ERG SpA ............................. 380,602 10,285,997
a
Japan  — 2.2%
Chubu Electric Power Co., Inc. ............... 2,942,700 50,611,113
RENOVA, Inc.
(a)(b)
........................ 786,300 5,636,390
56,247,503
a
New Zealand  — 0.5%
Contact Energy Ltd. ...................... 1,172,268 6,578,916
Meridian Energy Ltd. ..................... 1,627,594 5,461,328
12,040,244
a
Portugal  — 3.2%
EDP Renovaveis SA ...................... 1,344,247 22,476,847
EDP SA .............................. 10,750,532 58,636,408
81,113,255
a

Schedule of Investments
(continued)
April 30, 2026
iShares
®
Global Clean Energy ETF
(Percentages shown are based on Net Assets)
4
2026
iShares Annual Financial Statements And Additional Information
Security Shares Value
a
South Korea  — 1.7%
CS Wind Corp.
(b)
........................ 212,888 $ 10,363,210
Doosan Fuel Cell Co. Ltd.
(b)
................. 766,629 32,081,107
42,444,317
a
Spain  — 1.5%
Corp ACCIONA Energias Renovables SA ........ 353,811 9,301,985
Solaria Energia y Medio Ambiente SA
(b)
......... 956,495 27,275,892
36,577,877
a
Taiwan  — 1.1%
Century Iron & Steel Industrial Co. Ltd. ......... 2,255,000 7,242,925
Motech Industries, Inc. .................... 7,317,000 6,384,635
TSEC Corp.
(b)
.......................... 9,642,000 10,935,161
United Renewable Energy Co. Ltd.
(b)
........... 7,256,000 3,664,126
28,226,847
a
Thailand  — 0.2%
Energy Absolute PCL, NVDR
(b)
............... 54,133,600 4,408,103
a
Turkey  — 0.7%
CW Enerji Muhendislik Ticaret VE Sanayi A.S.
(b)
... 5,290,425 4,289,969
Margun Enerji Uretim Sanayi VE Ticaret A.S.
(b)
.... 6,960,771 9,866,988
Zorlu Enerji Elektrik Uretim A.S.
(b)
............. 35,906,793 2,431,678
16,588,635
a
United Kingdom  — 0.8%
Ceres Power Holdings PLC
(b)
................ 2,314,681 19,584,485
a
United States  — 42.0%
Array Technologies, Inc.
(a)(b)
................. 2,144,404 16,597,687
Bloom Energy Corp., Class A
(b)
............... 1,216,919 344,826,168
Clearway Energy, Inc., Class C .............. 1,171,255 47,271,852
Enphase Energy, Inc.
(a)(b)
................... 2,472,979 81,509,388
First Solar, Inc.
(b)
........................ 889,627 179,606,795
Green Plains, Inc.
(a)(b)
..................... 1,319,893 22,939,740
Nextpower, Inc., Class A
(a)(b)
................. 1,534,400 182,793,072
Security Shares Value
a
United States (continued)
Plug Power, Inc.
(a)(b)
...................... 26,297,428 $ 82,310,950
REX American Resources Corp.
(b)
............ 176,605 8,565,342
Shoals Technologies Group, Inc., Class A
(a)(b)
..... 3,159,305 25,084,882
SolarEdge Technologies, Inc.
(a)(b)
............. 1,128,738 48,377,711
T1 Energy, Inc.
(a)(b)
....................... 3,830,692 18,387,321
1,058,270,908
a
Total Long-Term Investments — 99.3%
(Cost: $2,175,038,769) ............................. 2,498,615,637
a
Short-Term Securities
Money Market Funds  —  9.1%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 3.83%
(e)(f)(g)
..................... 219,327,962 219,393,761
BlackRock Cash Funds: Treasury, SL Agency Shares,
3.61%
(e)(f)
............................ 9,363,067 9,363,067
a
Total Short-Term Securities — 9.1%
(Cost: $228,750,621) .............................. 228,756,828
Total Investments —  108.4%
(Cost: $2,403,789,390) ............................. 2,727,372,465
Liabilities in Excess of Other Assets — (8.4)% ............. (210,222,888)
Net Assets — 100.0% ............................... $ 2,517,149,577
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
04/30/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/26
  Shares
Held at
04/30/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 99,009,977 $ 120,374,120
(a)
$ — $ (725) $ 10,389 $ 219,393,761 219,327,962 $ 1,589,153
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 5,310,000 4,053,067
(a)
— — — 9,363,067 9,363,067 106,071 —
$ — $ (725) $ 10,389
$ 228,756,828
$ 1,695,224 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

iShares
®
Global Clean Energy ETF
Schedule of Investments
(continued)
April 30, 2026
5
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Balances Reported in the Statement of Assets and Liabilities for OTC Derivatives
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index .................................................................. 16 06/18/26 $ 5,795 $ 67,249
Euro STOXX 50 Index ................................................................. 11 06/19/26 754 (6,489)
MSCI Emerging Markets Index ............................................................ 68 06/19/26 5,556 45,211
$ 105,971
Equity Swap Contracts
Reference Entity Counterparty Notional Amount
Termination
Date Spread Reference Rate
Payment
Frequency
Value/Unrealized
Appreciation
(Depr e ciation)
Long Contracts
(a)
Array Technologies, Inc. ............... Merrill Lynch International USD 5,849,550 02/15/28 0.40% 1D OBFR01 Monthly $ (72,847)
Total long positions of equity swaps (72,847)
Net dividends and financing fees (6,563)
Total equity swap contracts including dividends and financing fees $ (79,410)
(a)
The Fund receives the total return on a reference entity and pays a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.
Description
Swap Premiums
Paid
Swap Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation
OTC Swaps ................................................................ $ — $ — $ — $ (79,410)
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 112,460 $ — $ — $ — $ 112,460
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 6,489 $ — $ — $ — $ 6,489
Swaps - OTC
Unrealized depreciation on OTC swaps; Swap premiums received — — 79,410 — — — 79,410
$ — $ — $ 85,899 $ — $ — $ — $ 85,899
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

Schedule of Investments
(continued)
April 30, 2026
iShares
®
Global Clean Energy ETF
6
2026
iShares Annual Financial Statements And Additional Information
For the period ended April 30, 2026, the effect of derivative financial instruments in the Statement of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments – Offsetting as of Period End
The Fund’s derivative assets and liabilities (by type) were as follows:
.
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts ................................. $ — $ — $ 2,520,208 $ — $ — $ — $ 2,520,208
Swaps ........................................ — — 715,006 — — — 715,006
$ — $ — $ 3,235,214 $ — $ — $ — $ 3,235,214
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts ................................. $ — $ — $ 191,951 $ — $ — $ — $ 191,951
Swaps ........................................ — — (74,393) — — — (74,393)
$ —
$ — $ 117,558 $ — $ — $ — $ 117,558
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 9,689,975
Equity Swaps:
Average notional value - long ............................................................................................ $ 1,467,617
a
Assets Liabilities
Derivative Financial Instruments:
Futures contracts ................................................................................. $ 145,806 $ —
Swaps — OTC
(a)
................................................................................. — 79,410
Total derivative assets and liabilities in the Statement of Assets and Liabilities .......................................... $ 145,806 $ 79,410
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”) ......................................
(145,806) —
Total derivative assets and liabilities subject to an MNA ......................................................... $ — $ 79,410
(a)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statement of Assets and Liabilities.
The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
a a a a a
Counterparty
Derivative Liabilities
Subject to an MNA
by Counterparty
Derivatives Available
for Offset
(a)
Non-Cash
Collateral
Pledged
(b)
Cash
Collateral
Pledged
(b)
Net Amount
of Derivative
Liabilities
(c)
Merrill Lynch International ............................... $ 72,847 $ — $ — $ — $ 72,847
(a)
The amount of derivatives available for offset is limited to the amount of derivatives assets and/or liabilities that are subject to an MNA.
(b)
Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)
Net amount represents the net amount payable due to the counterparty in the event of default.

iShares
®
Global Clean Energy ETF
Schedule of Investments
(continued)
April 30, 2026
7
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ............................................. $ 1,529,903,972 $ 968,711,659 $ 6 $ 2,498,615,637
Short-Term Securities
Money Market Funds .......................................... 228,756,828 — — 228,756,828
$ 1,758,660,800 $ 968,711,659 $ 6 $ 2,727,372,465
Derivative Financial Instruments
(a)
Assets
Equity Contracts ............................................... $ 112,460 $ — $ — $ 112,460
Liabilities
Equity Contracts ............................................... (6,489) (79,410) — (85,899)
$ 105,971 $ (79,410) $ — $ 26,561
(a)
Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

8
2026
iShares Annual Financial Statements And Additional Information
Statement of Assets and Liabilities
April 30, 2026
See notes to financial statements.
iShares
Global Clean Energy
ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
.................................................................................... $ 2,498,615,637
Investments, at value — affiliated
(c)
....................................................................................... 228,756,828
Cash pledged:
Collateral — OTC derivatives ......................................................................................... 201,000
Futures contracts ................................................................................................. 563,000
Foreign currency collateral pledged:
(d)
Futures contracts ................................................................................................. 29,341
Foreign currency, at value
(e)
............................................................................................ 2,062,728
Receivables:
Investments sold ................................................................................................. 135,367
Securities lending income — affiliated ................................................................................... 36,489
Capital shares sold ................................................................................................ 5,284,401
Dividends — unaffiliated ............................................................................................ 5,552,524
Dividends — affiliated .............................................................................................. 12,266
Tax reclaims .................................................................................................... 1,391,382
Variation margin on futures contracts .................................................................................... 145,806
Total assets ......................................................................................................
2,742,786,769
LIABILITIES
Bank overdraft ..................................................................................................... 381,389
Collateral on securities loaned .......................................................................................... 219,355,107
Payables:
Investments purchased ............................................................................................. 5,031,943
Investment advisory fees ............................................................................................ 676,894
Professional fees ................................................................................................. 112,449
Unrealized depreciation on:
OTC swaps ..................................................................................................... 79,410
Total liabilities .....................................................................................................
225,637,192
Commitments and contingent liabilities
NET ASSETS .....................................................................................................
$ 2,517,149,577
NET ASSETS CONSIST OF:
Paid-in capital ..................................................................................................... $ 4,576,968,449
Accumulated loss .................................................................................................. (2,059,818,872)
NET ASSETS .....................................................................................................
$ 2,517,149,577
NET ASSET VALUE
Shares outstanding ................................................................................................. 121,700,000
Net asset value .................................................................................................... $ 20.68
Shares authorized .................................................................................................. Unlimited
Par value ........................................................................................................ None
(a)
Securities loaned, at value .......................................................................................... $ 216,277,362
(b)
Investments, at cost — unaffiliated ..................................................................................... $ 2,175,038,769
(c)
Investments, at cost — affiliated ....................................................................................... $ 228,750,621
(d)
Foreign currency collateral pledged, at cost ............................................................................... $ 28,828
(e)
  Foreign currency, at cost ............................................................................................ $ 2,053,537

9
Statement of Operations
Statement of Operations
Year Ended April 30, 2026
See notes to financial statements.
iShares
Global Clean Energy
ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................................ $ 35,568,295
Dividends — affiliated .............................................................................................. 106,071
Interest — unaffiliated .............................................................................................. 57,188
Securities lending income — affiliated — net ............................................................................... 1,589,153
Foreign taxes withheld ............................................................................................. (2,938,346)
Foreign withholding tax claims ........................................................................................ 2,103,580
Total investment income ..............................................................................................
36,485,941
EXPENSES
Investment advisory ............................................................................................... 6,685,011
Professional .................................................................................................... 199,799
Commitment costs ................................................................................................ 24,554
Interest expense ................................................................................................. 24,864
Total expenses .................................................................................................... 6,934,228
Net investment income ...............................................................................................
29,551,713
—
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated ......................................................................................... 35,434,825
Investments — affiliated ........................................................................................... (725)
Foreign currency transactions ....................................................................................... (935,154)
Futures contracts ............................................................................................... 2,520,208
In-kind redemptions — unaffiliated
(a)
................................................................................... 26,874,447
Swaps   ...................................................................................................... 715,006
64,608,607
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................................................................... 935,073,171
Investments — affiliated ........................................................................................... 10,389
Foreign currency translations ....................................................................................... 420,806
Futures contracts ............................................................................................... 191,951
Swaps   ...................................................................................................... (74,393)
935,621,924
Net realized and unrealized gain ........................................................................................
1,000,230,531
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............................................................
$ 1,029,782,244
(a)
See Note 2 of the Notes to Financial Statements.

10
2026
iShares Annual Financial Statements And Additional Information
Statements of Changes in Net Assets
See notes to financial statements.
iShares
Global Clean Energy ETF
Year Ended
04/30/26
Year Ended
04/30/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................................................ $ 29,551,713  $ 33,237,835
Net realized gain (loss) ............................................................................ 64,608,607  (275,749,364)
Net change in unrealized appreciation (depreciation) ........................................................ 935,621,924  60,820,437
Net increase (decrease) in net assets resulting from operations ...................................................
1,029,782,244  (181,691,092)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................................................
(29,925,710) (30,522,983)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions .........................................
203,354,496  (639,300,083)
NET ASSETS
Total increase (decrease) in net assets ................................................................... 1,203,211,030  (851,514,158)
Beginning of year ..................................................................................
1,313,938,547  2,165,452,705
End of year ......................................................................................
$ 2,517,149,577  $ 1,313,938,547
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

11
Financial Highlights
Financial Highlights
(For a share outstanding throughout each period)
See notes to financial statements.
iShares Global Clean Energy ETF
Year Ended
04/30/26
Year Ended
04/30/25
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Net asset value, beginning of year .......................
$ 11.78  $ 13.24  $ 18.73  $ 18.88  $ 23.19
Net investment income
(a)
............................. 0 .26
(b)
0 .24  0 .20  0 .18  0 .23
Net realized and unrealized gain (loss)
(c)
...................
8 .91  ( 1 .49 ) ( 5 .44 ) ( 0 .15 ) ( 4 .29 )
Net increase (decrease) from investment operations ............
9 .17  ( 1 .25 ) ( 5 .24 ) 0 .03  ( 4 .06 )
Distributions from net investment income
(d)
................... ( 0 .27 ) ( 0 .21 ) ( 0 .25 ) ( 0 .18 ) ( 0 .25 )
Net asset value, end of year ...........................
$ 20.68  $ 11.78  $ 13.24  $ 18.73  $ 18.88
Total Return
(e)
– – – – –
Based on net asset value ..............................
78.76%
(b)
( 9 .58 ) % (28.22) % 0 .04% (17.64) %
Ratios to Average Net Assets
(f)
– – – – –
Total expenses .....................................
0 .39% 0 .39% 0 .41% 0 .41% 0 .40%
Total expenses excluding professional fees for foreign withholding tax claims .........................................
0 .37 % N/A  N/A  N/A  N/A
Net investment income ................................
1 .64%
(b)
1 .83% 1 .26% 0 .90% 1 .07%
Supplemental Data
Net assets, end of year (000) ............................
$ 2,517,150  $ 1,313,939  $ 2,165,453  $ 4,573,104  $ 4,983,596
Portfolio turnover rate
(g)
................................
68% 39% 42% 51% 52%
(a)
Based on average shares outstanding.
(b)
Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended April 30, 2026:
• Net investment income per share by $0.02.
• Total return by 0.14%.
• Ratio of net investment income to average net assets by 0.11%.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Portfolio turnover rate excludes in-kind transactions, if any.

Notes to Financial Statements
12
2026
iShares Annual Financial Statements And Additional Information
1. Organization
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following fund (the “Fund”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of April 30, 2026, if any, are disclosed in the Statement of Assets and Liabilities.
Consistent with U.S. GAAP accrual requirements, for uncertain tax positions, each Fund recognizes tax reclaims when the Fund determines that it is more likely than not that the Fund will sustain its position that it is due the reclaim.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Fund may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund.
Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income, and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.
iShares ETF
Diversification
Classification
Global Clean Energy ......................................................................................................... Non-diversified

Notes to Financial Statements
( continued)
13
Notes to Financial Statements
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Segment Reporting: The Chief Financial Officer acts as the Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.
Recent Accounting Standard: The Fund adopted Financial Accounting Standards Board Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax
Disclosures (“ASU 2023-09”) during the period. ASU 2023-09 enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The
Fund’s adoption of the new standard did not have a material impact on financial statement disclosures and did not affect the Fund’s financial position or results of operations.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of the Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other
BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation or last available bid (long positions) or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies

Notes to Financial Statements
(continued)
14
2026
iShares Annual Financial Statements And Additional Information
or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan.
The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statement of Assets and Liabilities.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. The Fund could incur a loss if the
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
(b)
Global Clean Energy
Barclays Bank PLC ............................................... $ 4,525,170 $ (4,462,385) $ — $ 62,785
Barclays Capital, Inc. ............................................. 5,856,116 (5,856,116) — —
BNP Paribas SA ................................................. 3,726,941 (3,618,921) — 108,020
BofA Securities, Inc. .............................................. 20,414,954 (20,034,211) — 380,743
Citigroup Global Markets, Inc. ........................................ 18,092,412 (17,582,219) — 510,193
Goldman Sachs & Co. LLC ......................................... 16,292,114 (16,292,114) — —
Goldman Sachs International ........................................ 58,511,146 (57,210,370) — 1,300,776
HSBC Bank PLC ................................................ 41,284 (41,284) — —
J.P. Morgan Securities LLC ......................................... 37,727,978 (37,727,978) — —
Jefferies LLC ................................................... 1,211,777 (1,211,777) — —
Morgan Stanley ................................................. 37,912,339 (36,951,589) — 960,750
National Financial Services LLC ...................................... 13,772 (13,772) — —
RBC Capital Markets LLC .......................................... 152,900 (152,525) — 375
SG Americas Securities LLC ........................................ 651,730 (636,055) — 15,675
State Street Bank & Trust Co. ........................................ 2,425 (2,425) — —
UBS AG ...................................................... 2,082,095 (2,054,938) — 27,157
UBS Securities LLC .............................................. 26,362 (25,484) — 878
Virtu Americas LLC ............................................... 267,575 (266,919) — 656
Wells Fargo Bank NA ............................................. 2,346,861 (2,300,354) — 46,507
Wells Fargo Securities LLC ......................................... 6,421,411 (6,421,411) — —
$ 216,277,362 $ (212,862,847)
$ —
$ 3,414,515
a
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s Statement of Assets and Liabilities.
(b)
The market value of the loaned securities is determined as of April 30, 2026. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

Notes to Financial Statements
( continued)
15
Notes to Financial Statements
value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. Derivative Financial Instruments
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the over-the-counter (“OTC”)
market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statement of
Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statement of Assets and Liabilities. Payments received or paid are recorded in the Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
Equity swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Equity swaps are designed to function as direct economic investments in long or short equity positions. This means that the Fund will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation
(depreciation), corporate actions and dividends received and paid. Equity swaps incur interest charges and credits (“financing fees”) related to the notional value of the position. These interest charges and credits are based on a specified benchmark rate plus or minus a spread.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statement of Assets and
Liabilities.  Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a Fund may enter into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master
Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a fund and the counterparty.
Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the schedule[s] of investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from the counterparty are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, the Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral.
Based on the terms of agreements, collateral may not be required for all derivative contracts.

Notes to Financial Statements
(continued)
16
2026
iShares Annual Financial Statements And Additional Information
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA;
and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds as follows:
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.
ETF Servicing Fees: The Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Fund does not pay BRIL for ETF Services.
Prior to September 8, 2025, ETF Services were performed by State Street Bank and Trust Company.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A.
(“BTC”), an affiliate of BFA, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury,
managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee.
BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash
Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock
Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares
ETF Complex in that calendar year exceeds a specific threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year
85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by the Fund is shown as securities lending income – affiliated – net in its Statement of Operations. For the year ended
April 30, 2026, the Fund paid BTC $387,995 for securities lending agent services.
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
Aggregate Average Daily Net Assets
Investment
Advisory Fees
First $10 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.4800%
Over $10 billion, up to and including $20 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.4300
Over $20 billion, up to and including $30 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.3800
Over $30 billion, up to and including $40 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.3420
Over $40 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.3078

Notes to Financial Statements
( continued)
17
Notes to Financial Statements
For the year ended April 30, 2026, transactions executed by the Fund pursuant to Rule 17a-7 under the 1940 Act were as follows:
The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statement of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. Purchases and Sales
For the year ended April 30, 2026, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the year ended April 30, 2026, in-kind transactions were as follows:
8. Income Tax Information
The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Fund as of April 30, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Fund’s NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of April 30, 2026, permanent differences attributable to realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
The tax character of distributions paid was as follows:
As of April 30, 2026, the tax components of accumulated earnings (loss) were as follows:
For the year ended April 30, 2026, the Fund utilized $37,927,651 of its capital loss carryforwards.
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
Global Clean Energy .....................................................................
$ 483,095 $ 2,659,308 $ 693,180
iShares ETF Purchases Sales
Global Clean Energy ..................................................................................... $ 1,295,000,120  $ 1,228,409,771
iShares ETF In-kind Purchases In-kind Sales
Global Clean Energy ..................................................................................... $ 239,334,182  $ 109,437,141
iShares ETF Paid-in Capital
Accumulated
Earnings (Loss)
Global Clean Energy ....................................................................................... $ 25,796,208 $ (25,796,208)
iShares ETF
Year Ended
04/30/26
Year Ended
04/30/25
Global Clean Energy
Ordinary income ........................................................................................... $ 29,925,710 $ 30,522,983
iShares ETF
Undistributed
Ordinary Income
Non-Expiring Capital
Loss Carryforwards
(a)
Net Unrealized Gains
(Losses)
(b)
Total
Global Clean Energy ...................................................
$ 6,594,151 $ (2,371,738,586) $ 305,325,563 $ (2,059,818,872)
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains(losses) on certain futures contracts, the accounting for swap agreements and the characterization of corporate actions.

Notes to Financial Statements
(continued)
18
2026
iShares Annual Financial Statements And Additional Information
As of April 30, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. Line of Credit
The Fund, along with certain other iShares funds (“Participating Funds”), is a party to a $900 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on October 14, 2026. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S. Federal
Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.
For the year ended April 30, 2026, the maximum amount borrowed, the average daily borrowing and the weighted average interest rate, if any, under the Syndicated Credit
Agreement were as follows:
10. Principal Risks
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve the Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund's valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund's results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Global Clean Energy .............................................. $ 2,422,487,401  $ 727,740,472  $ (422,855,408) $ 304,885,064
iShares ETF
Maximum
Amount
Borrowed
Average
Borrowing
Weighted
Average
Interest Rate
Global Clean Energy ................................................................. $ 36,000,000  $ 419,178  4.95%

Notes to Financial Statements
( continued)
19
Notes to Financial Statements
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
The Fund invests a significant portion of its assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. Certain Asian countries have developed increasingly strained relationships with the U.S. or China; if these relations were to worsen, they could adversely affect Asian issuers that rely on the U.S. or
China for trade and the region as a whole. The Asian financial markets have experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Fund’s investments.
The Fund invests a significant portion of its assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. Capital Share Transactions
Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable.
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Fund using a clearing facility outside of the continuous net settlement process, the Fund, at its sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund
Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, the Fund’s custodian, and the Fund. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the
Fund may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
Year Ended
04/30/26
Year Ended
04/30/25
iShares ETF Shares Amount Shares Amount
Global Clean Energy
Shares sold ......................................................... 20,400,000  $ 359,844,814  7,700,000  $ 106,803,253
Shares redeemed ..................................................... (10,200,000) (156,490,318) (59,700,000) (746,103,336)
10,200,000  $ 203,354,496  (52,000,000) $ (639,300,083)

Notes to Financial Statements
(continued)
20
2026
iShares Annual Financial Statements And Additional Information
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statement of Assets and Liabilities.
12. Foreign Withholding Tax Claims
Certain of the outstanding foreign tax reclaims are not deemed by the Fund to meet the recognition criteria under U.S. GAAP as of April 30, 2026 and have not been recorded in the applicable Fund’s net asset value. The recognition by the Fund of these amounts would have a positive impact on the applicable Fund's performance. If a Fund receives a tax refund that has not been previously recorded, investors in the Fund at the time the claim is successful will benefit from any resulting increase in the Fund’s
NAV. Investors who sold their shares prior to such time will not benefit from such NAV increase.
The Internal Revenue Service (“IRS”) has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld.
Assuming there are sufficient foreign taxes paid which the Fund is able to pass through to shareholders as a foreign tax credit in the current year, the Fund will be able to offset the prior years’ withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Fund.
13. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm
21
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of iShares Trust and Shareholders of iShares Global Clean Energy ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of iShares Global Clean Energy ETF (one of the funds constituting iShares Trust, referred to hereafter as the "Fund") as of April 30, 2026, the related statement of operations for the year ended April 30, 2026, the statements of changes in net assets for each of the two years in the period ended April 30, 2026, including the related notes, and the financial highlights for each of the five years in the period ended April 30, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of April 30, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended April
30, 2026 and the financial highlights for each of the five years in the period ended April 30, 2026 in conformity with accounting principles generally accepted in the United
States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of April 30, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
June 22, 2026
We have served as the auditor of one or more BlackRock investment companies since 2000.

Important Tax Information
(unaudited)
22
2026
iShares Annual Financial Statements And Additional Information
The following amount, or maximum amount allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended April 30, 2026 :
The Fund intends to pass through to its shareholders the following amount, or maximum amount allowable by law, of foreign source income earned and foreign taxes paid for the fiscal year ended April 30, 2026 :
The following percentage, or maximum percentage allowable by law, of ordinary income distributions paid during the fiscal year ended April 30, 2026 qualified for the dividends-received deduction for corporate shareholders:
iShares ETF
Qualified Dividend
Income
Global Clean Energy ......................................................................................................... $ 20,670,317
iShares ETF
Foreign Source
Income Earned Foreign Taxes Paid
Global Clean Energy .......................................................................................
$ 35,184,573 $ 2,329,156
iShares ETF
Dividends-Received
Deduction
Global Clean Energy ......................................................................................................... 2 .11%

Additional Information
23
Additional Information
Premium/Discount Information
Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com .
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
Go to icsdelivery.com .
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Glossary of Terms Used in these Financial Statements
24
2026
iShares Annual Financial Statements And Additional Information
Portfolio Abbreviation
ADR American Depositary Receipt
NVDR Non-Voting Depository Receipt
OBFR01 USD - 1D Overnight Bank Funding Rate
PCL Public Company Limited

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April 30, 2026
2026 Annual Financial Statements and
Additional Information
iShares Trust
iShares Environmentally Aware Real Estate ETF | ERET | NASDAQ
iShares Global REIT ETF | REET | NYSE Arca
iShares International Developed Real Estate ETF | IFGL | NASDAQ

Page
2

iShares
®
Environmentally Aware Real Estate ETF
Schedule of Investments
April 30, 2026
(Percentages shown are based on Net Assets)
3
Schedule of Investments
Security Shares Value
a
Common Stocks
Data Center REITs  —  7 .3%
Digital Core REIT Management Pte Ltd. .......... 5,200 $ 2,685
Digital Realty Trust, Inc. ..................... 1,873 376,361
Equinix, Inc. ............................. 585 633,456
Keppel DC REIT .......................... 9,380 17,360
1,029,862
a
Diversified Real Estate Activities  —  6 .5%
Allreal Holding AG , Registered ................. 92 25,124
City Developments Ltd. ...................... 2,600 16,734
Heiwa Real Estate Co. Ltd. ................... 400 6,206
Mitsubishi Estate Co. Ltd. .................... 8,900 253,634
Mitsui Fudosan Co. Ltd. ..................... 19,700 215,755
New World Development Co. Ltd.
(a)
.............. 10,000 10,912
Nomura Real Estate Holdings, Inc. .............. 4,800 31,316
Peach Property Group AG
(a)
................... 300 1,912
Sumitomo Realty & Development Co. Ltd. ......... 4,500 139,498
Sun Hung Kai Properties Ltd. .................. 9,715 170,081
Tokyo Tatemono Co. Ltd. ..................... 1,300 29,914
UOL Group Ltd. ........................... 3,000 25,097
926,183
a
Diversified REITs  —  6 .9%
Activia Properties, Inc. ...................... 20 17,936
AEW UK REIT PLC ........................ 1,081 1,515
American Assets Trust, Inc. ................... 382 7,923
Argosy Property Ltd. ........................ 3,930 2,507
British Land Co. PLC (The) ................... 8,974 47,486
Broadstone Net Lease, Inc. , Class A ............. 1,169 23,146
CapitaLand Integrated Commercial Trust .......... 42,142 78,490
Charter Hall Group ......................... 3,029 44,605
Charter Hall Long Wale REIT .................. 4,437 11,268
Covivio SA .............................. 386 25,529
Custodian Property Income REIT PLC ............ 2,680 3,052
Daiwa House REIT Investment Corp. , Class A ...... 33 26,540
Essential Properties Realty Trust, Inc. ............ 1,209 37,999
Global Net Lease, Inc. ...................... 1,237 11,826
GPT Group (The) .......................... 12,838 44,276
Growthpoint Properties Australia Ltd. ............. 2,030 3,213
H&R REIT .............................. 1,796 14,134
Hankyu Hanshin REIT, Inc. , Class A ............. 5 4,770
Heiwa Real Estate REIT, Inc. .................. 10 9,397
Hulic REIT, Inc. ........................... 10 10,434
ICADE
(a)
................................ 322 7,752
KDX Realty Investment Corp. , Class A ........... 33 34,469
Land Securities Group PLC ................... 5,659 45,534
Mapletree Pan Asia Commercial Trust
(b)
........... 20,200 20,526
Merlin Properties Socimi SA .................. 2,861 50,031
Mirai Corp. .............................. 17 4,997
MIRARTH Real Estate Investment Corp. .......... 6 3,375
Mirvac Group ............................ 25,340 31,306
Mori Trust REIT, Inc. ........................ 16 7,760
Nomura Real Estate Master Fund, Inc. ........... 32 32,990
NTT UD REIT Investment Corp. ................ 13 11,393
OUE REIT .............................. 16,800 4,818
Picton Property Income Ltd. ................... 3,248 3,412
Schroder REIT Ltd. ........................ 4,292 2,795
Sekisui House REIT, Inc. ..................... 52 28,233
Shaftesbury Capital PLC ..................... 14,681 26,670
Sirius Real Estate Ltd. ...................... 9,705 13,219
SK REITs Co. Ltd. ......................... 1,154 5,262
Star Asia Investment Corp. ................... 21 7,555
Stockland ............................... 15,473 45,378
Stoneweg Europe Stapled Trust , NVS ............ 3,200 5,837
Security Shares Value
a
Diversified REITs (continued)
Stride Property Group ....................... 2,904 $ 1,904
Sunlight REIT ............................ 6,000 1,790
Suntec REIT ............................. 14,600 17,179
United Urban Investment Corp. ................ 25 28,201
WP Carey, Inc. ........................... 1,386 101,081
969,513
a
Health Care Facilities  —  0 .2%
Chartwell Retirement Residences ............... 1,796 28,480
a
Health Care REITs  —  11 .9%
Aedifica SA .............................. 502 42,319
Alexandria Real Estate Equities, Inc. ............. 1,156 46,830
American Healthcare REIT, Inc. ................ 942 47,835
Care Property Invest N.V. .................... 202 3,068
CareTrust REIT, Inc. ........................ 1,288 50,812
Cofinimmo SA ............................ 48 4,734
Health Care & Medical Investment Corp. .......... 1 738
Healthcare Realty Trust, Inc. .................. 1,940 36,278
Healthpeak Properties, Inc. ................... 4,589 74,204
LTC Properties, Inc. ........................ 293 11,199
Medical Properties Trust, Inc. .................. 2,663 13,155
National Health Investors, Inc. ................. 288 22,150
Omega Healthcare Investors, Inc. ............... 1,760 82,667
Parkway Life REIT ......................... 2,400 7,594
Primary Health Properties PLC ................. 14,940 19,008
Sabra Health Care REIT, Inc. .................. 1,408 29,089
Sila Realty Trust, Inc. ....................... 304 9,251
Target Healthcare REIT PLC .................. 3,726 5,293
Ventas, Inc. ............................. 2,733 240,121
Vital Infrastructure Property Trust ............... 1,106 4,535
Welltower, Inc. ............................ 4,154 902,830
1,653,710
a
Hotel & Resort REITs  —  2 .1%
Apple Hospitality REIT, Inc. ................... 1,420 19,127
CapitaLand Ascott Trust ..................... 17,380 12,245
CDL Hospitality Trusts ...................... 4,900 3,125
DiamondRock Hospitality Co. .................. 1,369 13,964
Far East Hospitality Trust
(b)
................... 3,700 1,672
Hoshino Resorts REIT, Inc. ................... 4 6,469
Host Hotels & Resorts, Inc. ................... 5,274 111,440
Invincible Investment Corp. ................... 50 19,672
Japan Hotel REIT Investment Corp. , Class A ....... 30 14,992
Park Hotels & Resorts, Inc. ................... 1,362 15,622
Pebblebrook Hotel Trust ..................... 810 11,380
RLJ Lodging Trust ......................... 1,018 8,388
Ryman Hospitality Properties, Inc. .............. 365 38,358
Sunstone Hotel Investors, Inc. ................. 1,330 13,061
Xenia Hotels & Resorts, Inc. .................. 606 9,860
299,375
a
Hotels, Resorts & Cruise Lines  —  0 .0%
PPHE Hotel Group Ltd. ...................... 150 3,079
a
Industrial REITs  —  14 .0%
AIMS APAC REIT ......................... 3,647 4,327
Americold Realty Trust, Inc. ................... 1,785 21,831
ARGAN SA , NVS .......................... 112 8,078
CapitaLand Ascendas REIT ................... 22,154 43,543
Centuria Industrial REIT ..................... 3,954 8,575
CRE Logistics REIT, Inc. ..................... 8 7,916
Dexus Industria REIT ....................... 2,038 3,643
Dream Industrial REIT ...................... 1,816 18,289
EastGroup Properties, Inc. ................... 345 69,414

Schedule of Investments
(continued)
April 30, 2026
iShares
®
Environmentally Aware Real Estate ETF
(Percentages shown are based on Net Assets)
4
2026
iShares Annual Financial Statements And Additional Information
Security Shares Value
a
Industrial REITs (continued)
ESR Kendall Square REIT Co. Ltd. .............. 1,549 $ 4,726
ESR-REIT .............................. 3,700 7,044
First Industrial Realty Trust, Inc. ................ 837 51,902
Frasers Logistics & Commercial Trust ............ 19,000 14,359
GLP J-REIT ............................. 40 34,620
Goodman Group .......................... 12,134 262,892
Goodman New Zealand Ltd. & Goodman Property
Services NZ Ltd. ........................ 5,268 5,882
Granite REIT ............................. 414 28,000
Industrial & Infrastructure Fund Investment Corp. , Class
A ................................... 16 14,976
Innovative Industrial Properties, Inc. , Class A ....... 152 8,246
Japan Logistics Fund, Inc. .................... 20 12,182
LaSalle Logiport REIT ....................... 18 17,595
Lineage, Inc. ............................. 498 18,366
LondonMetric Property PLC ................... 14,485 37,285
LXP Industrial Trust ........................ 438 22,303
Mapletree Industrial Trust .................... 10,600 16,450
Mapletree Logistics Trust .................... 23,000 22,142
Mitsubishi Estate Logistics REIT Investment Corp. ... 13 10,099
Mitsui Fudosan Logistics Park, Inc. .............. 21 15,071
Montea N.V. ............................. 157 12,973
Nippon Prologis REIT, Inc. .................... 74 42,257
Prologis, Inc. ............................. 5,645 801,703
Rexford Industrial Realty, Inc. ................. 1,490 53,476
Segro PLC .............................. 9,424 89,264
SOSiLA Logistics REIT, Inc. ................... 6 4,710
STAG Industrial, Inc. ....................... 1,200 46,296
Terreno Realty Corp. ....................... 697 45,444
Tritax Big Box REIT PLC ..................... 17,509 35,939
Warehouses De Pauw CVA ................... 1,361 35,773
1,957,591
a
Internet Services & Infrastructure  —  0 .3%
NEXTDC Ltd.
(a)
........................... 3,277 34,015
SUNeVision Holdings Ltd. .................... 4,000 3,149
37,164
a
Multi-Family Residential REITs  —  7 .1%
Advance Residence Investment Corp. ............ 25 25,774
Altarea SCA ............................. 52 6,834
AvalonBay Communities, Inc. ................. 1,026 187,758
Boardwalk REIT .......................... 253 12,643
Camden Property Trust ...................... 714 74,984
Canadian Apartment Properties REIT ............ 1,021 27,495
Centerspace ............................. 109 7,441
Comforia Residential REIT, Inc. ................ 18 12,661
Daiwa Securities Living Investments Corp. , Class A ... 14 9,629
Equity Residential ......................... 2,748 179,664
Essex Property Trust, Inc. .................... 441 116,076
Grainger PLC ............................ 6,054 13,205
Home Invest Belgium SA ..................... 70 1,578
Independence Realty Trust, Inc. ................ 1,574 25,672
Ingenia Communities Group .................. 2,697 7,816
InterRent REIT ........................... 822 7,988
Irish Residential Properties REIT PLC ............ 3,920 4,932
Killam Apartment REIT ...................... 804 10,080
Mid-America Apartment Communities, Inc. ......... 778 100,502
Mitsui Fudosan Accommodations Fund, Inc. , Class A .. 23 19,202
NexPoint Residential Trust, Inc. ................ 148 4,276
Residential Secure Income PLC
(c)
............... 1,792 1,288
Samty Residential Investment Corp. ............. 2 1,330
Social Housing REIT PLC
(c)
................... 2,173 2,156
Starts Proceed Investment Corp. , Class A ......... 1 1,240
UDR, Inc. ............................... 2,334 84,818
Security Shares Value
a
Multi-Family Residential REITs (continued)
UNITE Group PLC (The) ..................... 2,998 $ 18,893
Veris Residential, Inc. ....................... 628 11,913
Xior Student Housing N.V. .................... 272 8,818
986,666
a
Office REITs  —  5 .8%
Abacus Group ............................ 3,114 2,294
Allied Properties REIT
(b)
..................... 945 6,846
BXP, Inc. ............................... 1,477 86,345
Centuria Office REIT
(b)
...................... 3,660 2,464
Champion REIT ........................... 16,000 4,777
Colonial SFL Socimi SA ..................... 2,930 18,792
COPT Defense Properties .................... 618 19,312
Cousins Properties, Inc. ..................... 1,920 49,171
Cromwell Property Group .................... 13,568 3,923
Daiwa Office Investment Corp. , Class A ........... 6 12,826
Derwent London PLC ....................... 1,018 23,818
Dexus ................................. 6,876 31,019
Douglas Emmett, Inc. ....................... 799 8,637
Easterly Government Properties, Inc. ............ 272 6,367
Empire State Realty Trust, Inc. , Class A ........... 1,413 7,870
Gecina SA .............................. 545 46,077
Global One Real Estate Investment Corp. ......... 12 9,372
Great Portland Estates PLC ................... 4,274 17,983
Helical PLC .............................. 928 2,417
Highwoods Properties, Inc. ................... 859 20,882
Ichigo Office REIT Investment Corp. ............. 8 4,640
Japan Excellent, Inc. ....................... 13 11,883
Japan Prime Realty Investment Corp. ............ 36 22,788
Japan Real Estate Investment Corp. ............. 64 48,985
JBG SMITH Properties ...................... 541 8,115
JR Global REIT ........................... 1,261 1,005
Keppel REIT ............................. 24,896 17,528
Kilroy Realty Corp. ......................... 984 32,728
Mori Hills REIT Investment Corp. , Class A ......... 17 14,571
Nippon Building Fund, Inc. .................... 95 79,553
NIPPON REIT Investment Corp. ................ 14 8,004
NSI N.V. ................................ 141 2,810
One REIT, Inc. ............................ 6 2,998
Orix JREIT, Inc. ........................... 50 31,682
Piedmont Realty Trust, Inc. , Class A
(a)
............ 1,358 11,353
Precinct Properties Group .................... 8,153 4,961
Prosperity REIT ........................... 9,000 1,655
Regional REIT Ltd.
(c)
........................ 1,049 1,238
Sankei Real Estate, Inc. ..................... 2 1,592
Shinhan Alpha REIT Co. Ltd. .................. 1,398 5,702
SL Green Realty Corp. ...................... 860 36,473
Tokyu REIT, Inc. .......................... 9 11,100
Vornado Realty Trust ....................... 2,064 61,693
Workspace Group PLC ...................... 878 4,031
808,280
a
Other Specialized REITs  —  3 .5%
Arena REIT .............................. 2,168 5,196
Charter Hall Social Infrastructure REIT ........... 2,105 3,940
EPR Properties ........................... 448 25,003
Four Corners Property Trust, Inc. ............... 566 14,473
Gaming and Leisure Properties, Inc. ............. 1,408 68,232
Iron Mountain, Inc. ......................... 1,517 191,127
Safehold, Inc. ............................ 474 7,593
VICI Properties, Inc. ........................ 5,936 173,331
488,895
a

iShares
®
Environmentally Aware Real Estate ETF
Schedule of Investments
(continued)
April 30, 2026
(Percentages shown are based on Net Assets)
5
Schedule of Investments
Security Shares Value
a
Real Estate Development  —  0 .6%
Henderson Land Development Co. Ltd. ........... 10,000 $ 39,527
Lifestyle Communities Ltd.
(a)
.................. 674 2,303
Sino Land Co. Ltd. ......................... 24,000 38,486
80,316
a
Real Estate Operating Companies  —  7 .4%
Amot Investments Ltd. ...................... 1,457 9,959
Aroundtown SA
(a)
.......................... 5,848 16,908
Atrium Ljungberg AB , Class B ................. 1,966 6,314
Azrieli Group Ltd. .......................... 304 48,488
CA Immobilien Anlagen AG ................... 221 7,055
CapitaLand Investment Ltd. ................... 14,900 32,678
Castellum AB ............................ 2,712 34,713
Catena AB .............................. 381 17,973
Cibus Real Estate AB publ .................... 422 6,714
Citycon OYJ
(a)
............................ 364 1,401
Corem Property Group AB , Class B ............. 6,266 2,175
Deutsche EuroShop AG ..................... 61 1,413
Deutsche Wohnen SE ...................... 328 7,615
Dios Fastigheter AB ........................ 836 5,762
Entra ASA
(c)
............................. 412 4,678
Fabege AB .............................. 1,698 14,266
Fastighets AB Balder , Class B
(a)
................ 4,582 27,410
FastPartner AB , Class A ..................... 414 1,776
Grand City Properties SA
(a)
................... 230 2,589
Heba Fastighets AB , Class B .................. 501 1,381
Hiag Immobilien Holding AG .................. 24 4,190
Hongkong Land Holdings Ltd. ................. 7,000 55,342
Hufvudstaden AB , Class A .................... 1,210 16,115
Hulic Co. Ltd. ............................ 3,200 36,091
Hysan Development Co. Ltd. .................. 4,000 10,027
Intershop Holding AG ....................... 36 7,814
Kennedy-Wilson Holdings, Inc. ................. 950 10,355
LEG Immobilien SE ........................ 520 36,488
Logistea AB , Class B ....................... 1,565 2,373
Lumo Kodit OYJ .......................... 1,457 13,877
Melisron Ltd. ............................. 148 21,824
Mobimo Holding AG , Registered ................ 45 21,482
Neobo Fastigheter AB
(a)
..................... 742 1,299
NP3 Fastigheter AB ........................ 184 5,194
Nyfosa AB .............................. 1,141 8,280
Pandox AB , Class B ........................ 704 12,917
Platzer Fastigheter Holding AB , Class B .......... 664 4,970
PSP Swiss Property AG , Registered ............. 284 56,763
Public Property Invest A.S. ................... 1,409 2,987
Sagax AB , Class B ......................... 1,597 31,782
Samhallsbyggnadsbolaget i Norden AB
(a)
.......... 7,018 2,554
StorageVault Canada, Inc. .................... 1,644 5,325
Swire Properties Ltd. ....................... 8,000 25,535
Swiss Prime Site AG , Registered ............... 724 125,466
TAG Immobilien AG ........................ 1,092 19,043
VGP N.V. ............................... 86 8,829
Vonovia SE .............................. 4,978 134,123
Wallenstam AB , Class B ..................... 2,248 9,560
Wharf Real Estate Investment Co. Ltd. ........... 18,000 56,367
Wihlborgs Fastigheter AB .................... 1,750 15,472
1,013,712
a
Retail REITs  —  18 .0%
Acadia Realty Trust ........................ 862 18,636
AEON REIT Investment Corp. ................. 10 8,018
Agree Realty Corp. ........................ 681 52,512
Ascencio ............................... 45 2,635
Brixmor Property Group, Inc. .................. 1,796 54,042
BWP Property Group Ltd. .................... 3,490 9,879
Security Shares Value
a
Retail REITs (continued)
Carmila SA .............................. 442 $ 8,828
Charter Hall Retail REIT ..................... 3,172 9,000
Choice Properties REIT ...................... 1,720 19,082
Crombie REIT ............................ 620 7,737
Curbline Properties Corp. .................... 600 16,560
Eurocommercial Properties N.V. ................ 438 14,369
Federal Realty Investment Trust ................ 516 57,224
First Capital REIT ......................... 1,301 22,402
Fortune REIT ............................ 9,000 5,598
Frasers Centrepoint Trust .................... 7,697 14,184
Frontier Real Estate Investment Corp. ............ 17 9,295
Fukuoka REIT Corp. ........................ 5 5,762
Getty Realty Corp. ......................... 337 11,161
Hamborner REIT AG ....................... 493 2,803
Hammerson PLC .......................... 3,057 13,694
HomeCo Daily Needs REIT ................... 9,716 8,936
Immobiliare Grande Distribuzione SIIQ SpA ........ 448 2,244
InvenTrust Properties Corp. ................... 481 15,450
Japan Metropolitan Fund Invest ................ 68 50,298
Kimco Realty Corp. ........................ 4,068 96,168
Kite Realty Group Trust ...................... 1,310 34,270
Kiwi Property Group Ltd. ..................... 9,322 5,039
Klepierre SA ............................. 1,624 65,798
Lendlease Global Commercial REIT ............. 13,807 6,183
Link REIT
(b)
.............................. 18,100 91,139
LOTTE REIT Co. Ltd. ....................... 776 2,323
Macerich Co. (The) ........................ 1,858 40,374
Mercialys SA ............................. 625 9,154
NETSTREIT Corp. ......................... 608 12,507
NewRiver REIT PLC ........................ 2,928 2,988
NNN REIT, Inc. ........................... 1,078 47,206
Phillips Edison & Co., Inc. .................... 729 29,280
Primaris REIT ............................ 661 9,182
Realty Income Corp. ........................ 10,822 695,205
Regency Centers Corp. ..................... 1,053 81,976
Region Group ............................ 6,484 10,843
Retail Estates N.V. ......................... 64 5,103
RioCan REIT ............................. 1,804 28,235
Scentre Group ............................ 35,190 94,562
Simon Property Group, Inc. ................... 2,242 456,718
SmartCentres REIT
(b)
....................... 776 16,116
Starhill Global REIT ........................ 9,700 4,201
Supermarket Income REIT PLC ................ 7,345 8,366
Tanger, Inc. .............................. 1,025 38,007
Unibail-Rodamco-Westfield ................... 785 95,305
Urban Edge Properties ...................... 774 16,966
Vastned N.V. ............................. 58 2,063
Vicinity Ltd. .............................. 27,485 49,981
Waypoint REIT Ltd. ........................ 3,540 6,317
Wereldhave N.V. .......................... 338 8,741
2,510,665
a
Self-Storage REITs  —  5 .1%
Abacus Storage King ....................... 2,770 2,846
Big Yellow Group PLC ...................... 1,382 16,963
CubeSmart .............................. 1,653 66,913
Extra Space Storage, Inc. .................... 1,500 214,995
National Storage Affiliates Trust ................ 513 21,833
Public Storage ............................ 1,176 355,681
Safestore Holdings PLC ..................... 1,464 13,317
Shurgard Self Storage Ltd. ................... 244 7,505
700,053
a

Schedule of Investments
(continued)
April 30, 2026
iShares
®
Environmentally Aware Real Estate ETF
(Percentages shown are based on Net Assets)
6
2026
iShares Annual Financial Statements And Additional Information
-
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Single-Family Residential REITs  —  2 .8%
American Homes 4 Rent , Class A ............... 2,145 $ 68,297
Equity LifeStyle Properties, Inc. ................ 1,344 85,062
Invitation Homes, Inc. ....................... 4,056 116,691
Sun Communities, Inc. ...................... 874 111,732
UMH Properties, Inc. ....................... 537 8,350
390,132
a
Total Common Stocks — 99.5%
(Cost: $ 12,198,913 ) ................................. 13,883,676
a
Rights
Office REITs  —  0 .0%
NSI N.V.
(a)
............................... 106 103
a
Total Rights — 0.0%
(Cost: $ 103 ) ...................................... 103
Total Long-Term Investments — 99.5%
(Cost: $ 12,199,016 ) ................................. 13,883,779
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  1 .3%
BlackRock Cash Funds: Institutional, SL Agency Shares ,
3.83%
(d) (e) (f)
............................ 100,917 $ 100,948
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.61%
(d) (e)
............................. 70,414 70,414
a
Total Short-Term Securities — 1.3%
(Cost: $ 171,368 ) ................................... 171,362
Total Investments — 100.8%
(Cost: $ 12,370,384 ) ................................. 14,055,141
Liabilities in Excess of Other Assets — ( 0 .8 ) % ............... (104,965)
Net Assets — 100.0% ................................. $ 13,950,176
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
04/30/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/26
  Shares
Held at
04/30/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 9,710 $ 91,235
(a)
$ — $ 10 $ (7) $ 100,948 100,917 $ 682
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 10,000 60,414
(a)
— — — 70,414 70,414 459 —
$ — $ 10 $ (7)
$ 171,362
$ 1,141 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Dow Jones U.S. Real Estate Index .......................................................... 1 06/18/26 $ 39 $ 677

iShares
®
Environmentally Aware Real Estate ETF
Schedule of Investments
(continued)
April 30, 2026
7
Schedule of Investments
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended April 30, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 677 $ — $ — $ — $ 677
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts .................................. $ — $ — $ 984 $ — $ — $ — $ 984
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts .................................. $ — $ — $ 1,601 $ — $ — $ — $ 1,601
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 36,938
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 9,699,422 $ 4,184,254 $ — $ 13,883,676
Rights ................................................ — 103 — 103
Short-Term Securities
Money Market Funds ...................................... 171,362 — — 171,362
$ 9,870,784 $ 4,184,357 $ — $ 14,055,141
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 677 $ — $ — $ 677
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
April 30, 2026
iShares
®
Global REIT ETF
(Percentages shown are based on Net Assets)
8
2026
iShares Annual Financial Statements And Additional Information
Security Shares Value
a
Common Stocks
Australia  —  6 .2%
Abacus Group
(a)
.......................... 1,112,263 $ 819,219
Abacus Storage King ...................... 1,063,621 1,092,954
Arena REIT ............................. 1,032,089 2,473,388
Aspen Group Ltd. ........................ 540,875 1,883,536
BWP Property Group Ltd. ................... 1,491,588 4,222,333
Centuria Industrial REIT .................... 1,672,401 3,626,733
Centuria Office REIT ...................... 1,335,036 898,684
Charter Hall Group ........................ 1,251,172 18,424,860
Charter Hall Long Wale REIT ................. 1,808,104 4,591,822
Charter Hall Retail REIT .................... 1,508,719 4,280,829
Charter Hall Social Infrastructure REIT .......... 873,700 1,635,453
Cromwell Property Group ................... 4,312,579 1,246,839
Dexus ................................ 2,807,657 12,665,767
Dexus Industria REIT ...................... 846,367 1,512,929
DigiCo Infrastructure REIT ................... 1,113,291 1,949,225
Goodman Group ......................... 5,289,783 114,607,073
GPT Group (The) ......................... 5,124,375 17,673,175
Growthpoint Properties Australia Ltd. ............ 729,690 1,154,865
HomeCo Daily Needs REIT .................. 4,632,766 4,261,078
Mirvac Group ........................... 10,476,904 12,943,647
Region Group ........................... 3,069,479 5,132,875
Scentre Group ........................... 13,883,209 37,306,832
Stockland .............................. 6,430,533 18,858,812
Vicinity Ltd. ............................. 10,246,528 18,633,045
Waypoint REIT Ltd. ....................... 1,625,672 2,901,109
294,797,082
a
Belgium  —  1 .1%
Aedifica SA ............................. 221,918 18,707,987
Ascencio .............................. 16,026 938,401
Care Property Invest N.V. ................... 110,267 1,674,628
Cofinimmo SA ........................... 20,843 2,055,745
Home Invest Belgium SA .................... 23,008 518,731
Montea N.V. ............................ 55,738 4,605,602
Retail Estates N.V. ........................ 31,294 2,495,011
Shurgard Self Storage Ltd. .................. 86,971 2,675,200
Vastned N.V. ............................ 21,356 759,453
Warehouses De Pauw CVA .................. 495,798 13,031,657
Xior Student Housing N.V. ................... 102,802 3,332,598
50,795,013
a
Canada  —  2 .1%
Allied Properties REIT
(a)
.................... 441,588 3,198,900
Boardwalk REIT ......................... 106,701 5,332,104
Canadian Apartment Properties REIT ........... 411,656 11,085,785
Choice Properties REIT .................... 739,372 8,202,846
Crombie REIT ........................... 290,900 3,629,959
Dream Industrial REIT
(a)
.................... 759,819 7,652,169
First Capital REIT ........................ 563,916 9,710,307
Granite REIT ............................ 160,854 10,879,123
H&R REIT ............................. 696,537 5,481,636
InterRent REIT .......................... 354,622 3,446,101
Killam Apartment REIT
(a)
.................... 321,728 4,033,591
Primaris REIT ........................... 311,450 4,326,618
RioCan REIT ............................ 783,103 12,256,613
SmartCentres REIT
(a)
...................... 343,019 7,123,765
Vital Infrastructure Property Trust .............. 583,333 2,391,994
98,751,511
a
China  —  0 .0%
Yuexiu REIT
(a)
........................... 6,968,000 640,531
a
Security Shares Value
a
France  —  2 .1%
Altarea SCA ............................ 20,631 $ 2,711,584
ARGAN SA , NVS ......................... 43,549 3,141,064
Carmila SA ............................. 166,963 3,334,781
Covivio SA ............................. 143,465 9,488,478
Gecina SA ............................. 135,873 11,487,275
ICADE
(b)
............................... 121,601 2,927,488
Klepierre SA ............................ 553,209 22,413,927
Mercialys SA ............................ 249,563 3,655,141
Unibail-Rodamco-Westfield .................. 324,284 39,370,488
98,530,226
a
Germany  —  0 .0%
Hamborner REIT AG
(a)
..................... 189,461 1,077,254
a
Hong Kong  —  0 .8%
Champion REIT
(a)
......................... 4,881,000 1,457,430
Fortune REIT ........................... 4,053,000 2,520,855
Link REIT .............................. 6,897,120 34,729,013
Prosperity REIT .......................... 3,731,000 685,942
Sunlight REIT ........................... 2,460,000 733,894
40,127,134
a
India  —  0 .3%
Embassy Office Parks REIT .................. 2,328,590 10,440,390
Knowledge Realty Trust .................... 952,924 1,196,253
Mindspace Business Parks REIT
(c)
............. 680,173 3,347,342
14,983,985
a
Ireland  —  0 .0%
Irish Residential Properties REIT PLC ........... 1,352,062 1,701,100
a
Italy  —  0 .0%
Immobiliare Grande Distribuzione SIIQ SpA ....... 144,416 723,265
a
Japan  —  5 .1%
Activia Properties, Inc. ..................... 5,589 5,012,268
Advance Residence Investment Corp. ........... 6,975 7,190,859
AEON REIT Investment Corp. ................ 4,535 3,636,230
Comforia Residential REIT, Inc. ............... 5,183 3,645,605
CRE Logistics REIT, Inc. .................... 1,554 1,537,684
Daiwa House REIT Investment Corp. , Class A ..... 10,976 8,827,368
Daiwa Office Investment Corp. , Class A .......... 1,343 2,870,802
Daiwa Securities Living Investments Corp. , Class A .. 5,158 3,547,641
Frontier Real Estate Investment Corp. ........... 6,607 3,612,527
Fukuoka REIT Corp. ....................... 1,921 2,213,589
Global One Real Estate Investment Corp. ........ 2,540 1,983,695
GLP J-REIT ............................ 11,619 10,056,367
Hankyu Hanshin REIT, Inc. , Class A ............ 1,712 1,633,395
Health Care & Medical Investment Corp. ......... 876 646,458
Heiwa Real Estate REIT, Inc. ................. 2,668 2,507,153
Hoshino Resorts REIT, Inc. .................. 1,452 2,348,418
Hulic REIT, Inc. .......................... 3,316 3,459,756
Ichigo Office REIT Investment Corp. ............ 2,389 1,385,619
Industrial & Infrastructure Fund Investment Corp. , Class
A .................................. 6,342 5,936,020
Invincible Investment Corp. .................. 19,384 7,626,586
Japan Excellent, Inc. ...................... 2,935 2,682,754
Japan Hotel REIT Investment Corp. , Class A ...... 14,967 7,479,649
Japan Logistics Fund, Inc. ................... 6,856 4,175,889
Japan Metropolitan Fund Invest ............... 17,834 13,191,385
Japan Prime Realty Investment Corp. ........... 9,702 6,141,408
Japan Real Estate Investment Corp. ............ 17,788 13,614,655
KDX Realty Investment Corp. , Class A .......... 9,829 10,266,477
LaSalle Logiport REIT ...................... 4,316 4,218,834
Mirai Corp. ............................. 4,607 1,354,173

iShares
®
Global REIT ETF
Schedule of Investments
(continued)
April 30, 2026
(Percentages shown are based on Net Assets)
9
Schedule of Investments
Security Shares Value
a
Japan (continued)
MIRARTH Real Estate Investment Corp.
(a)
........ 2,248 $ 1,264,404
Mitsubishi Estate Logistics REIT Investment Corp. .. 3,530 2,742,141
Mitsui Fudosan Accommodations Fund, Inc. , Class A . 6,199 5,175,237
Mitsui Fudosan Logistics Park, Inc. ............. 7,939 5,697,678
Mori Hills REIT Investment Corp. , Class A ........ 3,739 3,204,861
Mori Trust REIT, Inc. ....................... 6,223 3,018,343
Nippon Building Fund, Inc. ................... 21,517 18,018,452
Nippon Prologis REIT, Inc. ................... 19,159 10,940,657
NIPPON REIT Investment Corp. ............... 4,404 2,517,697
Nomura Real Estate Master Fund, Inc. .......... 10,949 11,287,845
NTT UD REIT Investment Corp. ............... 3,487 3,055,900
One REIT, Inc. ........................... 1,727 863,017
Orix JREIT, Inc. .......................... 14,026 8,887,479
Samty Residential Investment Corp. ............ 975 648,569
Sankei Real Estate, Inc. .................... 1,006 800,662
Sekisui House REIT, Inc. .................... 10,194 5,534,732
SOSiLA Logistics REIT, Inc. .................. 1,720 1,350,248
Star Asia Investment Corp. .................. 6,433 2,314,484
Starts Proceed Investment Corp. , Class A ........ 602 746,756
Tokyu REIT, Inc. ......................... 2,188 2,698,607
United Urban Investment Corp. ............... 8,439 9,519,513
243,090,546
a
Malaysia  —  0 .2%
Axis REIT .............................. 4,651,300 2,354,051
IGB REIT
(a)
............................. 5,765,700 4,224,647
Pavilion REIT
(a)
.......................... 4,571,300 2,060,337
Sunway REIT
(a)
.......................... 4,984,500 3,087,466
11,726,501
a
Mexico  —  0 .8%
FIBRA Macquarie Mexico
(c)
.................. 2,135,887 5,293,102
Fibra MTY SAPI de CV
(a)
.................... 7,958,417 6,861,136
Fibra Uno Administracion SA de CV ............ 7,398,348 12,701,518
Prologis Property Mexico SA de CV ............ 2,914,928 13,337,733
38,193,489
a
Netherlands  —  0 .2%
Eurocommercial Properties N.V. ............... 113,366 3,719,062
NSI N.V. ............................... 43,423 865,358
Wereldhave N.V. ......................... 95,949 2,481,254
7,065,674
a
New Zealand  —  0 .2%
Argosy Property Ltd.
(a)
..................... 2,006,408 1,280,109
Goodman New Zealand Ltd. & Goodman Property
Services NZ Ltd.
(a)
...................... 2,568,369 2,867,630
Kiwi Property Group Ltd. .................... 3,743,847 2,023,685
Stride Property Group
(a)
.................... 1,278,853 838,586
Vital Healthcare Property Trust
(a)
............... 1,384,523 1,558,113
8,568,123
a
Philippines  —  0 .1%
AREIT, Inc. ............................. 3,757,920 2,414,605
RL Commercial REIT, Inc. ................... 19,148,800 2,152,391
4,566,996
a
Saudi Arabia  —  0 .1%
Al Maather REIT Fund ..................... 133,399 313,713
Al Rajhi REIT ........................... 701,518 1,533,369
Alahli REIT Fund 1 ........................ 128,115 218,890
Alinma Retail REIT Fund .................... 256,505 305,713
Alkhabeer REIT .......................... 263,283 405,753
Bonyan REIT ........................... 185,212 469,141
Derayah REIT ........................... 251,026 355,222
Mulkia Gulf Real Estate REIT Fund ............. 209,019 255,248
Security Shares Value
a
Saudi Arabia (continued)
Musharaka Real Estate Income Fund ........... 232,934 $ 260,230
Riyad REIT Fund ......................... 361,386 477,930
Sedco Capital REIT Fund ................... 412,952 816,238
5,411,447
a
Singapore  —  2 .8%
AIMS APAC REIT ........................ 1,709,228 2,027,761
CapitaLand Ascendas REIT .................. 10,752,392 21,133,466
CapitaLand Ascott Trust .................... 6,893,432 4,856,570
CapitaLand China Trust
(a)
................... 3,107,730 1,625,076
CapitaLand Integrated Commercial Trust ......... 15,807,104 29,440,987
CDL Hospitality Trusts
(a)
.................... 2,113,800 1,348,099
Digital Core REIT Management Pte Ltd. ......... 2,329,000 1,202,562
ESR-REIT ............................. 1,478,094 2,813,969
Far East Hospitality Trust ................... 2,497,100 1,128,090
First REIT
(a)
............................. 3,689,900 695,770
Frasers Centrepoint Trust ................... 3,428,033 6,317,247
Frasers Logistics & Commercial Trust
(a)
.......... 7,344,900 5,550,811
Keppel DC REIT ......................... 5,159,764 9,549,350
Keppel REIT ............................ 9,048,520 6,370,746
Lendlease Global Commercial REIT ............ 6,777,472 3,035,166
Mapletree Industrial Trust ................... 5,505,810 8,544,303
Mapletree Logistics Trust
(a)
.................. 9,014,613 8,678,356
Mapletree Pan Asia Commercial Trust
(a)
.......... 5,979,291 6,075,661
OUE REIT ............................. 5,738,800 1,645,712
Parkway Life REIT ........................ 1,154,400 3,652,664
Sasseur REIT
(a)
.......................... 1,433,800 755,671
Starhill Global REIT ....................... 3,729,600 1,615,327
Stoneweg Europe Stapled Trust , NVS
(a)
.......... 947,800 1,728,732
Suntec REIT ............................ 5,557,700 6,539,574
136,331,670
a
South Africa  —  0 .6%
Attacq Ltd. ............................. 1,853,369 1,851,422
Burstone Group Ltd. ....................... 1,702,513 966,878
Emira Property Fund Ltd. ................... 369,004 314,564
Equites Property Fund Ltd. .................. 1,950,968 1,979,370
Fairvest Ltd. , Class B ...................... 5,021,890 2,025,940
Growthpoint Properties Ltd. .................. 8,543,388 8,385,676
Redefine Properties Ltd. .................... 17,706,411 6,728,596
Resilient REIT Ltd.
(a)
....................... 786,597 3,917,427
Stor-Age Property REIT Ltd. ................. 1,192,923 1,240,368
27,410,241
a
South Korea  —  0 .1%
ESR Kendall Square REIT Co. Ltd. ............. 441,121 1,345,788
JR Global REIT .......................... 521,863 415,886
LOTTE REIT Co. Ltd. ...................... 384,136 1,149,922
Shinhan Alpha REIT Co. Ltd. ................. 306,768 1,251,312
SK REITs Co. Ltd. ........................ 533,526 2,432,923
6,595,831
a
Spain  —  0 .5%
Colonial SFL Socimi SA .................... 1,029,616 6,603,680
Merlin Properties Socimi SA ................. 1,104,444 19,313,621
25,917,301
a
Thailand  —  0 .0%
CPN Retail Growth Leasehold REIT
(a)
........... 4,866,600 1,821,383
a
Turkey  —  0 .1%
AKIS Gayrimenkul Yatirimi A.S. ............... 2,516,162 498,390
Alarko Gayrimenkul Yatirim Ortakligi A.S.
(b)
........ 2,513,835 352,167
Emlak Konut Gayrimenkul Yatirim Ortakligi A.S. .... 5,119,746 2,335,378

Schedule of Investments
(continued)
April 30, 2026
iShares
®
Global REIT ETF
(Percentages shown are based on Net Assets)
10
2026
iShares Annual Financial Statements And Additional Information
Security Shares Value
a
Turkey (continued)
Is Gayrimenkul Yatirim Ortakligi AS ............. 1,179,606 $ 529,743
3,715,678
a
United Kingdom  —  3 .5%
AEW UK REIT PLC ....................... 325,556 456,290
Big Yellow Group PLC ..................... 488,383 5,994,395
British Land Co. PLC (The) .................. 2,643,083 13,985,780
Custodian Property Income REIT PLC ........... 1,145,890 1,304,904
Derwent London PLC ...................... 295,742 6,919,388
Grainger PLC ........................... 1,946,982 4,246,916
Great Portland Estates PLC .................. 1,031,526 4,340,082
Hammerson PLC ......................... 1,369,386 6,134,285
Helical PLC ............................. 279,816 728,774
Home REIT PLC
(b)
........................ 1,194,331 160,893
Land Securities Group PLC .................. 1,970,777 15,857,434
LondonMetric Property PLC .................. 5,968,739 15,363,994
NewRiver REIT PLC ....................... 997,052 1,017,554
Picton Property Income Ltd. .................. 1,427,809 1,499,912
Primary Health Properties PLC ................ 6,726,346 8,557,606
Regional REIT Ltd.
(c)
....................... 333,247 393,155
Residential Secure Income PLC
(c)
.............. 521,940 375,001
Safestore Holdings PLC .................... 568,964 5,175,645
Schroder REIT Ltd. ....................... 1,259,589 820,142
Segro PLC ............................. 3,596,197 34,063,116
Shaftesbury Capital PLC .................... 3,904,786 7,093,438
Sirius Real Estate Ltd. ..................... 3,983,363 5,425,780
Social Housing REIT PLC
(c)
.................. 1,029,173 1,020,926
Supermarket Income REIT PLC ............... 3,273,367 3,728,193
Target Healthcare REIT PLC ................. 1,634,653 2,322,225
Tritax Big Box REIT PLC .................... 6,498,143 13,338,083
UNITE Group PLC (The) .................... 1,258,055 7,927,968
Workspace Group PLC ..................... 347,181 1,593,967
169,845,846
a
United States  —  72 .2%
Acadia Realty Trust ....................... 347,737 7,518,074
Agree Realty Corp. ....................... 301,494 23,248,202
Alexandria Real Estate Equities, Inc. ............ 457,746 18,543,290
American Assets Trust, Inc. .................. 137,049 2,842,396
American Healthcare REIT, Inc. ............... 471,645 23,950,133
American Homes 4 Rent , Class A .............. 908,705 28,933,167
Americold Realty Trust, Inc. .................. 760,684 9,303,165
Apple Hospitality REIT, Inc. .................. 590,376 7,952,365
AvalonBay Communities, Inc. ................ 379,126 69,380,058
Brixmor Property Group, Inc. ................. 810,669 24,393,030
Broadstone Net Lease, Inc. , Class A ............ 496,353 9,827,789
BXP, Inc. .............................. 422,987 24,727,820
Camden Property Trust ..................... 280,761 29,485,520
CareTrust REIT, Inc. ....................... 593,204 23,401,898
Centerspace ............................ 45,214 3,086,760
COPT Defense Properties ................... 301,243 9,413,844
Cousins Properties, Inc. .................... 443,811 11,366,000
CubeSmart ............................. 603,459 24,428,020
Curbline Properties Corp. ................... 256,692 7,084,699
DiamondRock Hospitality Co. ................. 544,541 5,554,318
Digital Realty Trust, Inc. .................... 917,280 184,318,243
Diversified Healthcare Trust .................. 579,277 4,367,749
Douglas Emmett, Inc. ...................... 374,099 4,044,010
Easterly Government Properties, Inc. ........... 112,064 2,623,418
EastGroup Properties, Inc. .................. 141,339 28,437,407
Empire State Realty Trust, Inc. , Class A .......... 378,603 2,108,819
EPR Properties .......................... 198,473 11,076,778
Equinix, Inc. ............................ 260,548 282,129,191
Equity LifeStyle Properties, Inc. ............... 512,585 32,441,505
Equity Residential ........................ 1,009,719 66,015,428
Security Shares Value
a
United States (continued)
Essential Properties Realty Trust, Inc. ........... 525,863 $ 16,527,874
Essex Property Trust, Inc. ................... 169,908 44,721,485
Extra Space Storage, Inc. ................... 561,629 80,498,285
Federal Realty Investment Trust ............... 226,503 25,119,183
First Industrial Realty Trust, Inc. ............... 341,421 21,171,516
Four Corners Property Trust, Inc. .............. 280,842 7,181,130
Gaming and Leisure Properties, Inc. ............ 724,302 35,099,675
Getty Realty Corp. ........................ 143,277 4,745,334
Global Net Lease, Inc. ..................... 528,352 5,051,045
Healthcare Realty Trust, Inc. ................. 872,567 16,317,003
Healthpeak Properties, Inc. .................. 1,849,695 29,909,568
Highwoods Properties, Inc. .................. 288,375 7,010,396
Host Hotels & Resorts, Inc. .................. 1,828,209 38,630,056
Independence Realty Trust, Inc. ............... 632,425 10,314,852
Innovative Industrial Properties, Inc. , Class A ...... 74,416 4,037,068
InvenTrust Properties Corp. .................. 207,172 6,654,365
Invitation Homes, Inc. ...................... 1,631,151 46,928,214
Iron Mountain, Inc. ........................ 782,145 98,542,448
JBG SMITH Properties ..................... 156,390 2,345,850
Kilroy Realty Corp. ........................ 312,364 10,389,227
Kimco Realty Corp. ....................... 1,781,395 42,112,178
Kite Realty Group Trust ..................... 573,130 14,993,081
Lineage, Inc. ............................ 188,039 6,934,878
LTC Properties, Inc. ....................... 124,200 4,746,924
LXP Industrial Trust ....................... 153,477 7,815,049
Macerich Co. (The) ....................... 682,345 14,827,357
Medical Properties Trust, Inc. ................. 1,328,237 6,561,491
Mid-America Apartment Communities, Inc. ........ 310,195 40,070,990
National Health Investors, Inc. ................ 124,367 9,565,066
National Storage Affiliates Trust ............... 188,284 8,013,367
NETSTREIT Corp. ........................ 220,153 4,528,547
NexPoint Residential Trust, Inc. ............... 61,217 1,768,559
NNN REIT, Inc. .......................... 504,195 22,078,699
Omega Healthcare Investors, Inc. .............. 786,659 36,949,373
Park Hotels & Resorts, Inc. .................. 490,773 5,629,166
Pebblebrook Hotel Trust .................... 295,201 4,147,574
Phillips Edison & Co., Inc. ................... 333,101 13,379,002
Piedmont Realty Trust, Inc. , Class A
(b)
........... 330,613 2,763,925
Prologis, Inc. ............................ 2,472,984 351,213,188
Public Storage ........................... 421,067 127,351,714
Realty Income Corp. ....................... 2,441,184 156,821,660
Regency Centers Corp. .................... 481,561 37,489,524
Rexford Industrial Realty, Inc. ................ 620,202 22,259,050
RLJ Lodging Trust ........................ 325,309 2,680,546
Ryman Hospitality Properties, Inc. ............. 163,456 17,177,591
Sabra Health Care REIT, Inc. ................. 658,977 13,614,465
Safehold, Inc. ........................... 147,969 2,370,463
Sila Realty Trust, Inc. ...................... 146,506 4,458,178
Simon Property Group, Inc. .................. 863,760 175,956,550
SL Green Realty Corp. ..................... 189,931 8,054,974
Smartstop Self Storage REIT, Inc. .............. 146,840 4,622,523
STAG Industrial, Inc. ...................... 496,232 19,144,631
Sun Communities, Inc. ..................... 326,477 41,736,820
Sunstone Hotel Investors, Inc. ................ 485,882 4,771,361
Tanger, Inc. ............................. 298,981 11,086,215
Terreno Realty Corp. ...................... 270,535 17,638,882
UDR, Inc. .............................. 880,969 32,014,413
UMH Properties, Inc. ...................... 213,306 3,316,908
Urban Edge Properties ..................... 337,204 7,391,512
Ventas, Inc. ............................ 1,248,265 109,672,563
Veris Residential, Inc. ...................... 208,869 3,962,245
VICI Properties, Inc. ....................... 2,892,986 84,475,191
Vornado Realty Trust ...................... 471,812 14,102,461
Welltower, Inc. ........................... 1,833,218 398,431,600

iShares
®
Global REIT ETF
Schedule of Investments
(continued)
April 30, 2026
(Percentages shown are based on Net Assets)
11
Schedule of Investments
Security Shares Value
a
United States (continued)
WP Carey, Inc. .......................... 577,838 $ 42,141,725
Xenia Hotels & Resorts, Inc. ................. 254,095 4,134,126
3,458,173,975
a
Total Common Stocks — 99.1%
(Cost: $ 4,411,874,901 ) ............................... 4,750,561,802
a
Rights
Brazil  —  0 .0%
BRB Banco de Brasilia SA
(b)
................. 41,494 9,134
a
Netherlands  —  0 .0%
NSI N.V.
(b)
.............................. 43,603 42,475
a
Total Rights — 0.0%
(Cost: $ 42,379 ) .................................... 51,609
a
Investment Companies
Brazil  —  0 .2%
Alianza Trust Renda Imobiliaria FII ............. 446,391 952,856
BRESCO Fundo de Investimentos Imobiliario ...... 48,347 1,153,072
FII BTLG .............................. 141,712 2,964,854
Hedge Brasil Shopping FII ................... 341,440 1,432,837
HSI Mall FII ............................. 58,039 1,122,500
Vinci Logistica FII ......................... 38,863 811,117
Security Shares Value
a
Brazil (continued)
Vinci Shopping Centers FII .................. 78,663 $ 1,750,767
a
Total Investment Companies — 0.2%
(Cost: $ 8,994,910 ) .................................. 10,188,003
a
Total Long-Term Investments — 99.3%
(Cost: $ 4,420,912,190 ) ............................... 4,760,801,414
a
Short-Term Securities
Money Market Funds  —  0 .6%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.83%
(d) (e) (f)
...................... 19,522,093 19,527,949
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.61%
(d) (e)
............................ 8,162,763 8,162,763
a
Total Short-Term Securities — 0.6%
(Cost: $ 27,692,626 ) ................................. 27,690,712
Total Investments —  99.9%
(Cost: $ 4,448,604,816 ) ............................... 4,788,492,126
Other Assets Less Liabilities — 0 .1% ...................... 2,564,248
Net Assets — 100.0% ................................. $ 4,791,056,374
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
04/30/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/26
  Shares
Held at
04/30/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 13,890,921 $ 5,640,095
(a)
$ — $ (1,505) $ (1,562) $ 19,527,949 19,522,093 $ 123,614
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 9,860,000 — (1,697,237)
(a)
— — 8,162,763 8,162,763 388,401 —
$ — $ (1,505) $ (1,562)
$ 27,690,712
$ 512,015 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(continued)
April 30, 2026
iShares
®
Global REIT ETF
12
2026
iShares Annual Financial Statements And Additional Information
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended April 30, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Dow Jones U.S. Real Estate Index ......................................................... 608 06/18/26 $ 23,694 $ 1,349,900
SPI 200 Index ....................................................................... 22 06/18/26 3,432 (9,344)
$ 1,340,556
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 1,349,900 $ — $ — $ — $ 1,349,900
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 9,344 $ — $ — $ — $ 9,344
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts .................................. $ — $ — $ 1,556,772 $ — $ — $ — $ 1,556,772
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts .................................. $ — $ — $ 1,429,219 $ — $ — $ — $ 1,429,219
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 23,239,226
a

iShares
®
Global REIT ETF
Schedule of Investments
(continued)
April 30, 2026
13
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 3,855,197,134 $ 895,364,668 $ — $ 4,750,561,802
Investment Companies ..................................... 10,188,003 — — 10,188,003
Rights ................................................ — 51,609 — 51,609
Short-Term Securities
Money Market Funds ...................................... 27,690,712 — — 27,690,712
$ 3,893,075,849 $ 895,416,277 $ — $ 4,788,492,126
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 1,349,900 $ — $ — $ 1,349,900
Liabilities
Equity Contracts ........................................... (9,344) — — (9,344)
$ 1,340,556 $ — $ — $ 1,340,556
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
April 30, 2026
iShares
®
International Developed Real Estate ETF
(Percentages shown are based on Net Assets)
14
2026
iShares Annual Financial Statements And Additional Information
Security Shares Value
a
Common Stocks
Australia  —  16 .1%
Abacus Group ........................... 50,252 $ 37,012
Abacus Storage King ...................... 48,236 49,566
Arena REIT ............................. 47,261 113,260
Aspen Group Ltd. ........................ 24,386 84,922
BWP Property Group Ltd. ................... 66,497 188,237
Centuria Industrial REIT .................... 74,100 160,692
Centuria Office REIT ...................... 57,124 38,453
Charter Hall Group ........................ 55,597 818,726
Charter Hall Long Wale REIT ................. 81,368 206,640
Charter Hall Retail REIT .................... 66,947 189,955
Charter Hall Social Infrastructure REIT .......... 39,391 73,735
Cromwell Property Group ................... 197,068 56,976
Dexus ................................ 124,763 562,825
Dexus Industria REIT ...................... 38,244 68,363
DigiCo Infrastructure REIT ................... 49,629 86,894
Goodman Group ......................... 235,355 5,099,141
GPT Group (The) ......................... 227,434 784,385
Growthpoint Properties Australia Ltd. ............ 31,675 50,131
HomeCo Daily Needs REIT .................. 209,116 192,339
Ingenia Communities Group ................. 47,685 138,199
Lifestyle Communities Ltd.
(a)
................. 11,534 39,410
Mirvac Group ........................... 466,106 575,849
NEXTDC Ltd.
(a)
.......................... 89,416 928,133
Region Group ........................... 135,877 227,218
Scentre Group ........................... 618,657 1,662,449
Stockland .............................. 285,922 838,523
Vicinity Ltd. ............................. 454,756 826,962
Waypoint REIT Ltd. ....................... 72,247 128,929
14,227,924
a
Austria  —  0 .1%
CA Immobilien Anlagen AG .................. 3,689 117,765
a
Belgium  —  2 .8%
Aedifica SA ............................. 9,895 834,162
Ascencio .............................. 713 41,750
Care Property Invest N.V. ................... 4,989 75,768
Cofinimmo SA ........................... 931 91,824
Home Invest Belgium SA .................... 1,162 26,198
Montea N.V. ............................ 2,467 203,847
Retail Estates N.V. ........................ 1,361 108,510
Shurgard Self Storage Ltd. .................. 3,810 117,194
Vastned N.V. ............................ 869 30,903
VGP N.V. .............................. 1,605 164,774
Warehouses De Pauw CVA .................. 22,142 581,985
Xior Student Housing N.V. ................... 4,612 149,510
2,426,425
a
Canada  —  5 .8%
Allied Properties REIT
(b)
.................... 19,800 143,433
Boardwalk REIT ......................... 4,770 238,368
Canadian Apartment Properties REIT ........... 18,239 491,171
Chartwell Retirement Residences .............. 37,368 592,562
Choice Properties REIT .................... 32,837 364,305
Crombie REIT ........................... 12,860 160,472
Dream Industrial REIT
(b)
.................... 33,781 340,210
First Capital REIT ........................ 25,110 432,380
Granite REIT ............................ 7,173 485,135
H&R REIT ............................. 30,825 242,588
InterRent REIT .......................... 15,775 153,296
Killam Apartment REIT
(b)
.................... 14,200 178,029
Primaris REIT ........................... 14,044 195,097
RioCan REIT ............................ 34,712 543,290
Security Shares Value
a
Canada (continued)
SmartCentres REIT
(b)
...................... 15,377 $ 319,347
StorageVault Canada, Inc. ................... 26,317 85,247
Vital Infrastructure Property Trust .............. 26,481 108,587
5,073,517
a
Finland  —  0 .2%
Citycon OYJ
(a)
........................... 3,002 11,556
Lumo Kodit OYJ ......................... 18,163 172,988
184,544
a
France  —  5 .0%
Altarea SCA ............................ 921 121,049
ARGAN SA , NVS ......................... 1,931 139,278
Carmila SA ............................. 7,457 148,940
Covivio SA ............................. 6,398 423,151
Gecina SA ............................. 6,046 511,154
ICADE
(a)
............................... 5,500 132,410
Klepierre SA ............................ 24,597 996,577
Mercialys SA ............................ 11,137 163,114
Unibail-Rodamco-Westfield .................. 14,418 1,750,452
4,386,125
a
Germany  —  4 .4%
Aroundtown SA
(a)
......................... 101,164 292,496
Deutsche EuroShop AG .................... 1,387 32,134
Deutsche Wohnen SE ..................... 5,905 137,083
Grand City Properties SA
(a)
.................. 3,875 43,614
Hamborner REIT AG ...................... 8,254 46,931
LEG Immobilien SE ....................... 8,965 629,062
TAG Immobilien AG ....................... 22,433 391,207
Vonovia SE ............................. 84,593 2,279,206
3,851,733
a
Hong Kong  —  9 .4%
Champion REIT .......................... 211,000 63,003
Fortune REIT ........................... 179,000 111,333
Henderson Land Development Co. Ltd.
(b)
......... 157,000 620,575
Hongkong Land Holdings Ltd. ................ 119,300 943,190
Hysan Development Co. Ltd. ................. 71,000 177,983
Link REIT .............................. 306,640 1,544,022
New World Development Co. Ltd.
(a)
............. 164,333 179,327
Prosperity REIT .......................... 155,000 28,497
Sino Land Co. Ltd. ........................ 444,800 713,267
Sun Hung Kai Properties Ltd. ................. 165,000 2,888,668
SUNeVision Holdings Ltd. ................... 69,000 54,315
Sunlight REIT ........................... 112,000 33,413
Swire Properties Ltd. ...................... 115,600 368,975
Wharf Real Estate Investment Co. Ltd. .......... 183,900 575,881
8,302,449
a
Ireland  —  0 .1%
Irish Residential Properties REIT PLC ........... 61,089 76,859
a
Israel  —  1 .5%
Amot Investments Ltd. ..................... 28,449 194,457
Azrieli Group Ltd. ......................... 4,341 692,389
Melisron Ltd. ............................ 2,865 422,475
1,309,321
a
Italy  —  0 .0%
Immobiliare Grande Distribuzione SIIQ SpA ....... 6,535 32,729
a
Japan  —  24 .9%
Activia Properties, Inc. ..................... 247 221,512
Advance Residence Investment Corp. ........... 307 316,501
AEON REIT Investment Corp. ................ 203 162,768

iShares
®
International Developed Real Estate ETF
Schedule of Investments
(continued)
April 30, 2026
(Percentages shown are based on Net Assets)
15
Schedule of Investments
Security Shares Value
a
Japan (continued)
Comforia Residential REIT, Inc. ............... 232 $ 163,184
CRE Logistics REIT, Inc. .................... 67 66,297
Daiwa House REIT Investment Corp. , Class A ..... 484 389,254
Daiwa Office Investment Corp. , Class A .......... 60 128,256
Daiwa Securities Living Investments Corp. , Class A .. 226 155,441
Frontier Real Estate Investment Corp. ........... 291 159,111
Fukuoka REIT Corp. ....................... 85 97,946
Global One Real Estate Investment Corp. ........ 112 87,470
GLP J-REIT ............................ 520 450,065
Hankyu Hanshin REIT, Inc. , Class A ............ 76 72,511
Health Care & Medical Investment Corp. ......... 40 29,519
Heiwa Real Estate Co. Ltd. .................. 4,800 74,473
Heiwa Real Estate REIT, Inc. ................. 119 111,826
Hoshino Resorts REIT, Inc. .................. 63 101,894
Hulic Co. Ltd. ........................... 55,000 620,316
Hulic REIT, Inc. .......................... 148 154,416
Ichigo Office REIT Investment Corp. ............ 105 60,900
Industrial & Infrastructure Fund Investment Corp. , Class
A .................................. 280 262,076
Invincible Investment Corp. .................. 859 337,971
Japan Excellent, Inc. ...................... 132 120,655
Japan Hotel REIT Investment Corp. , Class A ...... 669 334,328
Japan Logistics Fund, Inc. ................... 304 185,162
Japan Metropolitan Fund Invest ............... 798 590,262
Japan Prime Realty Investment Corp. ........... 433 274,091
Japan Real Estate Investment Corp. ............ 792 606,184
KDX Realty Investment Corp. , Class A .......... 437 456,450
LaSalle Logiport REIT ...................... 189 184,745
Mirai Corp. ............................. 205 60,257
MIRARTH Real Estate Investment Corp. ......... 102 57,371
Mitsubishi Estate Co. Ltd. ................... 129,300 3,684,820
Mitsubishi Estate Logistics REIT Investment Corp. .. 156 121,182
Mitsui Fudosan Accommodations Fund, Inc. , Class A . 274 228,749
Mitsui Fudosan Co. Ltd. .................... 306,600 3,357,890
Mitsui Fudosan Logistics Park, Inc. ............. 350 251,189
Mori Hills REIT Investment Corp. , Class A ........ 167 143,143
Mori Trust REIT, Inc. ....................... 278 134,838
Nippon Building Fund, Inc. ................... 954 798,885
Nippon Prologis REIT, Inc. ................... 854 487,673
NIPPON REIT Investment Corp. ............... 190 108,620
Nomura Real Estate Holdings, Inc. ............. 61,800 403,199
Nomura Real Estate Master Fund, Inc. .......... 489 504,133
NTT UD REIT Investment Corp. ............... 151 132,332
One REIT, Inc. ........................... 76 37,979
Orix JREIT, Inc. .......................... 621 393,492
Samty Residential Investment Corp. ............ 41 27,273
Sankei Real Estate, Inc. .................... 42 33,427
Sekisui House REIT, Inc. .................... 457 248,124
SOSiLA Logistics REIT, Inc. .................. 77 60,447
Star Asia Investment Corp. .................. 285 102,538
Starts Proceed Investment Corp. , Class A ........ 28 34,733
Sumitomo Realty & Development Co. Ltd. ........ 77,100 2,390,069
Tokyo Tatemono Co. Ltd. .................... 22,900 526,947
Tokyu REIT, Inc. ......................... 97 119,637
Tosei Corp. ............................. 6,700 69,613
United Urban Investment Corp. ............... 376 424,142
21,918,286
a
Netherlands  —  0 .3%
Eurocommercial Properties N.V. ............... 4,956 162,585
NSI N.V. ............................... 1,770 35,274
Wereldhave N.V. ......................... 4,327 111,897
309,756
a
Security Shares Value
a
New Zealand  —  0 .6%
Argosy Property Ltd. ....................... 91,145 $ 58,151
Goodman New Zealand Ltd. & Goodman Property
Services NZ Ltd. ....................... 114,301 127,619
Kiwi Property Group Ltd. .................... 170,728 92,285
Precinct Properties Group
(b)
.................. 199,799 121,572
Stride Property Group ...................... 58,097 38,096
Vital Healthcare Property Trust ................ 61,839 69,592
507,315
a
Norway  —  0 .1%
Entra ASA
(c)
............................ 5,310 60,295
Public Property Invest A.S. .................. 30,266 64,160
124,455
a
Singapore  —  8 .3%
AIMS APAC REIT ........................ 76,326 90,550
CapitaLand Ascendas REIT .................. 478,060 939,611
CapitaLand Ascott Trust .................... 308,430 217,296
CapitaLand Integrated Commercial Trust ......... 704,003 1,311,217
CapitaLand Investment Ltd. .................. 269,100 590,169
CDL Hospitality Trusts ..................... 95,921 61,175
City Developments Ltd. ..................... 46,600 299,915
Digital Core REIT Management Pte Ltd. ......... 99,800 51,531
ESR-REIT ............................. 67,472 128,452
Far East Hospitality Trust ................... 113,300 51,184
Frasers Centrepoint Trust ................... 151,910 279,943
Frasers Logistics & Commercial Trust ........... 326,400 246,672
Keppel DC REIT ......................... 230,440 426,483
Keppel REIT ............................ 404,261 284,626
Lendlease Global Commercial REIT ............ 302,497 135,468
Mapletree Industrial Trust ................... 245,845 381,520
Mapletree Logistics Trust ................... 401,560 386,581
Mapletree Pan Asia Commercial Trust
(b)
.......... 266,417 270,711
OUE REIT ............................. 268,900 77,112
Parkway Life REIT ........................ 50,800 160,737
Starhill Global REIT ....................... 169,900 73,585
Stoneweg Europe Stapled Trust , NVS ........... 43,800 79,889
Suntec REIT ............................ 247,000 290,637
UOL Group Ltd. .......................... 54,000 451,748
7,286,812
a
South Korea  —  0 .3%
ESR Kendall Square REIT Co. Ltd. ............. 20,178 61,560
JR Global REIT .......................... 21,160 16,863
LOTTE REIT Co. Ltd. ...................... 17,685 52,941
Shinhan Alpha REIT Co. Ltd. ................. 13,857 56,523
SK REITs Co. Ltd. ........................ 23,008 104,918
292,805
a
Spain  —  1 .3%
Colonial SFL Socimi SA .................... 45,575 292,306
Merlin Properties Socimi SA ................. 49,135 859,233
1,151,539
a
Sweden  —  4 .4%
Atrium Ljungberg AB , Class B ................ 27,662 88,834
Castellum AB ........................... 40,780 521,981
Catena AB ............................. 4,975 234,682
Cibus Real Estate AB publ ................... 9,106 144,883
Corem Property Group AB , Class B ............ 89,814 31,179
Dios Fastigheter AB ....................... 11,948 82,353
Fabege AB ............................. 22,278 187,176
Fastighets AB Balder , Class B
(a)
............... 81,956 490,274
FastPartner AB , Class A .................... 5,846 25,074
Heba Fastighets AB , Class B ................. 6,034 16,633
Hufvudstaden AB , Class A ................... 10,767 143,393

Schedule of Investments
(continued)
April 30, 2026
iShares
®
International Developed Real Estate ETF
(Percentages shown are based on Net Assets)
16
2026
iShares Annual Financial Statements And Additional Information
Security Shares Value
a
Sweden (continued)
Intea Fastigheter AB , Class B
(a)
............... 17,052 $ 136,117
Logistea AB , Class B ...................... 32,968 49,991
Neobo Fastigheter AB
(a)
.................... 9,731 17,032
NP3 Fastigheter AB ....................... 3,784 106,812
Nyfosa AB ............................. 18,822 136,587
Pandox AB , Class B ....................... 12,627 231,677
Platzer Fastigheter Holding AB , Class B ......... 7,475 55,945
Sagax AB , Class B ........................ 25,217 501,841
Samhallsbyggnadsbolaget i Norden AB
(a) (b)
........ 113,875 41,442
Stendorren Fastigheter AB
(a)
................. 2,022 41,089
Sveafastigheter AB
(a)
...................... 6,624 24,180
Swedish Logistic Property AB , Class B
(a)
......... 23,007 94,318
Wallenstam AB , Class B .................... 40,394 171,779
Wihlborgs Fastigheter AB ................... 31,963 282,581
3,857,853
a
Switzerland  —  4 .5%
Allreal Holding AG , Registered ................ 1,748 477,363
Hiag Immobilien Holding AG ................. 488 85,190
Intershop Holding AG ...................... 584 126,763
Investis Holding SA ....................... 328 66,746
Mobimo Holding AG , Registered ............... 860 410,546
Peach Property Group AG
(a)
.................. 4,569 29,121
PSP Swiss Property AG , Registered ............ 5,414 1,082,101
Swiss Prime Site AG , Registered .............. 9,525 1,650,641
3,928,471
a
United Kingdom  —  8 .6%
AEW UK REIT PLC ....................... 18,369 25,745
Big Yellow Group PLC ..................... 21,925 269,107
British Land Co. PLC (The) .................. 117,476 621,620
Custodian Property Income REIT PLC ........... 47,571 54,172
Derwent London PLC ...................... 13,217 309,234
Grainger PLC ........................... 86,569 188,831
Great Portland Estates PLC .................. 45,592 191,825
Hammerson PLC ......................... 60,837 272,525
Helical PLC ............................. 12,614 32,853
Home REIT PLC
(a)
........................ 132,916 17,906
Land Securities Group PLC .................. 87,923 707,454
LondonMetric Property PLC .................. 265,312 682,934
NewRiver REIT PLC ....................... 45,387 46,320
Picton Property Income Ltd. .................. 61,023 64,105
PPHE Hotel Group Ltd. ..................... 2,253 46,244
Primary Health Properties PLC ................ 298,957 380,349
Regional REIT Ltd.
(c)
....................... 13,202 15,575
Residential Secure Income PLC
(c)
.............. 18,945 13,612
Safestore Holdings PLC .................... 25,102 228,343
Schroder REIT Ltd. ....................... 51,198 33,336
Security Shares Value
a
United Kingdom (continued)
Segro PLC ............................. 159,908 $ 1,514,646
Shaftesbury Capital PLC .................... 173,913 315,930
Sirius Real Estate Ltd. ..................... 174,707 237,970
Social Housing REIT PLC
(c)
.................. 43,216 42,870
Supermarket Income REIT PLC ............... 145,357 165,554
Target Healthcare REIT PLC ................. 73,862 104,930
Tritax Big Box REIT PLC .................... 289,128 593,464
UNITE Group PLC (The) .................... 55,610 350,441
Workspace Group PLC ..................... 15,688 72,026
7,599,921
a
Total Common Stocks — 98.7%
(Cost: $ 105,173,646 ) ................................ 86,966,604
a
Rights
Netherlands  —  0 .0%
NSI N.V.
(a)
.............................. 1,770 1,724
a
Total Rights — 0.0%
(Cost: $ 1,720 ) ..................................... 1,724
a
Total Long-Term Investments — 98.7%
(Cost: $ 105,175,366 ) ................................ 86,968,328
a
Short-Term Securities
Money Market Funds  —  2 .2%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.83%
(d) (e) (f)
...................... 1,917,349 1,917,925
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.61%
(d) (e)
............................ 40,672 40,672
a
Total Short-Term Securities — 2.2%
(Cost: $ 1,958,768 ) .................................. 1,958,597
Total Investments —  100.9%
(Cost: $ 107,134,134 ) ................................ 88,926,925
Liabilities in Excess of Other Assets — ( 0 .9 ) % ............... (779,458)
Net Assets — 100.0% ................................. $ 88,147,467
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.

iShares
®
International Developed Real Estate ETF
Schedule of Investments
(continued)
April 30, 2026
17
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended April 30, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
04/30/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/26
  Shares
Held at
04/30/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 1,300,934 $ 617,188
(a)
$ — $ (161) $ (36) $ 1,917,925 1,917,349 $ 11,519
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 120,000 — (79,328)
(a)
— — 40,672 40,672 5,308 —
$ — $ (161) $ (36)
$ 1,958,597
$ 16,827 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
MSCI Singapore Index .................................................................. 7 05/28/26 $ 244 $ 1,384
Mini TOPIX Index ...................................................................... 10 06/11/26 240 6,546
Dow Jones U.S. Real Estate Index .......................................................... 15 06/18/26 585 24,808
Euro STOXX 50 Index .................................................................. 2 06/19/26 137 4,041
$ 36,779
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 36,779 $ — $ — $ — $ 36,779
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts .................................. $ — $ — $ 85,243 $ — $ — $ — $ 85,243
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts .................................. $ — $ — $ 44,669 $ — $ — $ — $ 44,669

Schedule of Investments
(continued)
April 30, 2026
iShares
®
International Developed Real Estate ETF
18
2026
iShares Annual Financial Statements And Additional Information
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 816,799
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 17,228,640 $ 69,737,964 $ — $ 86,966,604
Rights ................................................ — 1,724 — 1,724
Short-Term Securities
Money Market Funds ...................................... 1,958,597 — — 1,958,597
$ 19,187,237 $ 69,739,688 $ — $ 88,926,925
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 36,779 $ — $ — $ 36,779
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

19
Statements of Assets and Liabilities
Statements of Assets and Liabilities
April 30, 2026
See notes to financial statements.
iShares
Environmentally
Aware Real Estate
ETF
iShares
Global REIT ETF
iShares
International
Developed Real
Estate ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
..................................................... $ 13,883,779  $ 4,760,801,414  $ 86,968,328
Investments, at value — affiliated
(c)
........................................................ 171,362  27,690,712  1,958,597
Cash ............................................................................ 295  19,844  4,785
Cash pledged:
Futures contracts .................................................................. 10,000  1,713,000  47,000
Foreign currency collateral pledged:
(d)
Futures contracts .................................................................. —  242,623  37,818
Foreign currency, at value
(e)
............................................................. 11,164  4,526,253  146,872
Receivables:
Investments sold .................................................................. 12,155  6,645,701  298,356
Securities lending income — affiliated .................................................... 24  8,441  418
Dividends — unaffiliated ............................................................. 25,031  7,815,408  402,115
Dividends — affiliated ............................................................... 55  35,585  107
Tax reclaims ..................................................................... 1,476  1,765,031  140,466
Variation margin on futures contracts ..................................................... 614  382,414  10,898
Foreign withholding tax claims ......................................................... 19  —  114,692
Total assets .......................................................................
14,115,974  4,811,646,426  90,130,452
LIABILITIES
Collateral on securities loaned ........................................................... 100,908  19,553,878  1,921,882
Payables:
Investments purchased .............................................................. 62,376  14,867  —
Capital shares redeemed ............................................................. —  166,953  —
Deferred foreign capital gain tax ........................................................ —  316,787  —
Investment advisory fees ............................................................. 2,514  537,567  34,200
Professional fees .................................................................. —  —  26,903
Total liabilities ......................................................................
165,798  20,590,052  1,982,985
Commitments and contingent liabilities
NET ASSETS ......................................................................
$ 13,950,176  $ 4,791,056,374  $ 88,147,467
NET ASSETS CONSIST OF:
Paid-in capital ...................................................................... $ 12,404,352  $ 4,743,165,991  $ 215,218,623
Accumulated earnings (loss) ............................................................ 1,545,824  47,890,383  (127,071,156)
NET ASSETS ......................................................................
$ 13,950,176  $ 4,791,056,374  $ 88,147,467
NET ASSET VALUE
Shares outstanding .................................................................. 480,000  175,300,000  3,700,000
Net asset value ..................................................................... $ 29.06  $ 27.33  $ 23.82
Shares authorized ................................................................... Unlimited Unlimited Unlimited
Par value ......................................................................... None None None
(a)
Securities loaned, at value ........................................................... $ 96,292  $ 18,587,316  $ 1,832,433
(b)
Investments, at cost — unaffiliated ...................................................... $ 12,199,016  $ 4,420,912,190  $ 105,175,366
(c)
Investments, at cost — affiliated ........................................................ $ 171,368  $ 27,692,626  $ 1,958,768
(d)
Foreign currency collateral pledged, at cost ................................................ $ —  $ 225,028  $ 37,242
(e)
  Foreign currency, at cost ............................................................. $ 10,939  $ 4,494,570  $ 143,642

20
2026
iShares Annual Financial Statements And Additional Information
Statements of Operations
Year Ended April 30, 2026
iShares
Environmentally
Aware Real Estate
ETF
iShares
Global REIT ETF
iShares
International
Developed Real
Estate ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................................ $ 371,255  $ 162,827,216  $ 3,667,673
Dividends — affiliated .............................................................. 459  388,401  5,308
Interest — unaffiliated .............................................................. 213  77,250  1,432
Securities lending income — affiliated — net ............................................... 682  123,614  11,519
Foreign taxes withheld ............................................................. (17,252) (6,796,360) (340,003)
Foreign withholding tax claims ........................................................ —  —  229,709
Total investment income ..............................................................
355,357  156,620,121  3,575,638
EXPENSES
Investment advisory ............................................................... 29,375  5,829,903  434,905
Commitment costs ................................................................ 1  805  —
Professional .................................................................... —  —  51,064
Interest expense ................................................................. 1  3  22
Total expenses .................................................................... 29,377  5,830,711  485,991
Net investment income ...............................................................
325,980  150,789,410  3,089,647
—  —  —
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated
(a)
........................................................ (64,305) (58,532,555) (3,054,007)
Investments — affiliated ........................................................... 10  (1,505) (161)
Foreign currency transactions ....................................................... 442  143,500  12,362
Futures contracts ............................................................... 984  1,556,772  85,243
In-kind redemptions — unaffiliated
(b)
................................................... —  140,120,334  (2,198,321)
(62,869) 83,286,546  (5,154,884)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated
(c)
........................................................ 1,311,298  446,105,036  15,609,806
Investments — affiliated ........................................................... (7) (1,562) (36)
Foreign currency translations ....................................................... (162) (43,037) 2,072
Futures contracts ............................................................... 1,601  1,429,219  44,669
1,312,730  447,489,656  15,656,511
Net realized and unrealized gain ........................................................
1,249,861  530,776,202  10,501,627
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............................
$ 1,575,841  $ 681,565,612  $ 13,591,274
(a)
Net of foreign capital gain tax and capital gain tax refund, if applicable of ........................... $ —  $ 2,281  $ —
(b)
See Note 2 of the Notes to Financial Statements.
(c)
Net of increase in deferred foreign capital gain tax of ......................................... $ —  $ (250,748) $ —

21
Statements of Changes in Net Assets
Statements of Changes in Net Assets
See notes to financial statements.
iShares
Environmentally Aware Real Estate ETF
iShares
Global REIT ETF
Year Ended
04/30/26
Year Ended
04/30/25
Year Ended
04/30/26
Year Ended
04/30/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 325,980  $ 288,738  $ 150,789,410  $ 121,712,321
Net realized gain (loss) ......................................... (62,869) 34,016  83,286,546  2,840,681
Net change in unrealized appreciation (depreciation) ..................... 1,312,730  735,090  447,489,656  322,587,217
Net increase in net assets resulting from operations ........................
1,575,841  1,057,844  681,565,612  447,140,219
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(364,793) (386,119) (150,470,941) (132,153,302)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions ..............
3,426,038  —  434,641,693  129,629,814
NET ASSETS
Total increase in net assets ........................................ 4,637,086  671,725  965,736,364  444,616,731
Beginning of year ...............................................
9,313,090  8,641,365  3,825,320,010  3,380,703,279
End of year ...................................................
$ 13,950,176  $ 9,313,090  $ 4,791,056,374  $ 3,825,320,010
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

22
2026
iShares Annual Financial Statements And Additional Information
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
International Developed Real Estate ETF
Year Ended
04/30/26
Year Ended
04/30/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................................................ $ 3,089,647  $ 3,417,417
Net realized loss ................................................................................ (5,154,884) (9,687,775)
Net change in unrealized appreciation (depreciation) ........................................................ 15,656,511  14,711,097
Net increase in net assets resulting from operations ...........................................................
13,591,274  8,440,739
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................................................
(3,436,769) (4,412,822)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions .................................................
(17,711,369) (16,458,291)
NET ASSETS
Total decrease in net assets .......................................................................... (7,556,864) (12,430,374)
Beginning of year ..................................................................................
95,704,331  108,134,705
End of year ......................................................................................
$ 88,147,467  $ 95,704,331
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

23
Financial Highlights
Financial Highlights
(For a share outstanding throughout each period)
See notes to financial statements.
iShares Environmentally Aware Real Estate ETF
Year Ended
04/30/26
Year Ended
04/30/25
Year Ended
04/30/24
Period From
11/15/22
(a)
to 04/30/23
Net asset value, beginning of period ......................................
$ 25.87  $ 24.00  $ 25.19  $ 24.94
Net investment income
(b)
.............................................. 0 .90  0 .80  0 .82  0 .44
Net realized and unrealized gain (loss)
(c)
....................................
3 .30  2 .14  ( 1 .05 ) ( 0 .03 )
Net increase (decrease) from investment operations .............................
4 .20  2 .94  ( 0 .23 ) 0 .41
Distributions
(d)
– – – –
From net investment income ........................................... ( 1 .01 ) ( 0 .93 ) ( 0 .96 ) ( 0 .16 )
From net realized gains ............................................... —  ( 0 .14 ) —  —
Total distributions ....................................................
( 1 .01 ) ( 1 .07 ) ( 0 .96 ) ( 0 .16 )
Net asset value, end of period ...........................................
$ 29.06  $ 25.87  $ 24.00  $ 25.19
Total Return
(e)
– – – –
Based on net asset value ...............................................
16.71% 12.34% ( 1 .05 ) % 1 .64%
(f)
Ratios to Average Net Assets
(g)
– – – –
Total expenses ......................................................
0 .30% 0 .30% 0 .30% 0 .30%
(h)
Net investment income .................................................
3 .33% 3 .07% 3 .34% 3 .82%
(h)
Supplemental Data
Net assets, end of period (000) ...........................................
$ 13,950  $ 9,313  $ 8,641  $ 9,069
Portfolio turnover rate
(i)
.................................................
11% 28% 13% 4%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.

24
2026
iShares Annual Financial Statements And Additional Information
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares Global REIT ETF
Year Ended
04/30/26
Year Ended
04/30/25
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Net asset value, beginning of year ........................
$ 24.17  $ 22.13  $ 23.25  $ 27.77  $ 27.22
Net investment income
(a)
.............................. 0 .92  0 .79  0 .85  0 .94  0 .68
Net realized and unrealized gain (loss)
(b)
....................
3 .16  2 .11  ( 1 .20 ) ( 4 .89 ) 0 .74
Net increase (decrease) from investment operations .............
4 .08  2 .90  ( 0 .35 ) ( 3 .95 ) 1 .42
Distributions from net investment income
(c)
.................... ( 0 .92 ) ( 0 .86 ) ( 0 .77 ) ( 0 .57 ) ( 0 .87 )
Net asset value, end of year ............................
$ 27.33  $ 24.17  $ 22.13  $ 23.25  $ 27.77
Total Return
(d)
– – – – –
Based on net asset value ...............................
17.25% 13.04%
(e)
( 1 .50 ) % (14.12) % 5 .14%
Ratios to Average Net Assets
(f)
– – – – –
Total expenses ......................................
0 .14% 0 .14% 0 .14% 0 .14% 0 .14%
Net investment income .................................
3 .62% 3 .23% 3 .73% 3 .95% 2 .36%
Supplemental Data
Net assets, end of year (000) .............................
$ 4,791,056  $ 3,825,320  $ 3,380,703  $ 2,997,903  $ 3,461,578
Portfolio turnover rate
(g)
.................................
5% 7% 6% 7% 13%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Portfolio turnover rate excludes in-kind transactions, if any.

25
Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares International Developed Real Estate ETF
Year Ended
04/30/26
Year Ended
04/30/25
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Net asset value, beginning of year ......................
$ 21.27  $ 20.40  $ 21.52  $ 25.36  $ 28.82
Net investment income
(a)
............................ 0 .79
(b)
0 .73  0 .83
(b)
0 .83  0 .79
(b)
Net realized and unrealized gain (loss)
(c)
..................
2 .64  1 .06  ( 1 .44 ) ( 4 .25 ) ( 3 .35 )
Net increase (decrease) from investment operations ...........
3 .43  1 .79  ( 0 .61 ) ( 3 .42 ) ( 2 .56 )
Distributions from net investment income
(d)
.................. ( 0 .88 ) ( 0 .92 ) ( 0 .51 ) ( 0 .42 ) ( 0 .90 )
Net asset value, end of year ..........................
$ 23.82  $ 21.27  $ 20.40  $ 21.52  $ 25.36
Total Return
(e)
– – – – –
Based on net asset value .............................
16.39%
(b)
9 .02% ( 2 .77 ) %
(b)
(13.44) % ( 9 .24 ) %
(b)
Ratios to Average Net Assets
(f)
– – – – –
Total expenses ....................................
0 .54% 0 .48% 0 .54% 0 .48% 0 .50%
Total expenses excluding professional fees for foreign withholding tax claims ........................................
0 .48% 0 .48% 0 .48 % N/A  0 .48%
Net investment income ...............................
3 .41%
(b)
3 .52% 4 .11%
(b)
3 .82% 2 .75%
(b)
Supplemental Data
Net assets, end of year (000) ...........................
$ 88,147  $ 95,704  $ 108,135  $ 148,509  $ 212,985
Portfolio turnover rate
(g)
...............................
9% 10% 13% 9% 16%
(a)
Based on average shares outstanding.
(b)
Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the years ended April 30, 2026, April 30,
2024 and April 30, 2022, respectively:
• Net investment income per share by $0.05, $0.07 and $0.04.
• Total return by 0.24%, 0.37% and 0.17%.
• Ratio of net investment income to average net assets by 0.20%, 0.33% and 0.15%.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Portfolio turnover rate excludes in-kind transactions, if any.

Notes to Financial Statements
26
2026
iShares Annual Financial Statements And Additional Information
1. Organization
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses)
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of April 30, 2026, if any, are disclosed in the Statements of Assets and Liabilities.
Consistent with U.S. GAAP accrual requirements, for uncertain tax positions, each Fund recognizes tax reclaims when the Fund determines that it is more likely than not that the Fund will sustain its position that it is due the reclaim.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash:  The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
iShares ETF
Diversification
Classification
Environmentally Aware Real Estate
(a)
.............................................................................................. Diversified
Global REIT ................................................................................................................ Diversified
International Developed Real Estate .............................................................................................. Diversified
(a)
The Fund's classification changed from non-diversified to diversified during the reporting period.

Notes to Financial Statements
( continued)
27
Notes to Financial Statements
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income, and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each
Fund’s financial statements.
Recent Accounting Standard: The Funds adopted Financial Accounting Standards Board Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax
Disclosures (“ASU 2023-09”) during the period. ASU 2023-09 enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The
Funds' adoption of the new standard did not have a material impact on financial statement disclosures and did not affect each Fund’s financial position or results of operations.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation or last available bid (long positions) or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

Notes to Financial Statements
(continued)
28
2026
iShares Annual Financial Statements And Additional Information
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
Environmentally Aware Real Estate
BNP Paribas SA ................................................. $ 63,445 $ (63,445) $ — $ —
Goldman Sachs & Co. LLC ......................................... 18,869 (18,869) — —
Morgan Stanley ................................................. 13,978 (13,978) — —
$ 96,292 $ (96,292)
$ —
$ —
a
Global REIT
BofA Securities, Inc. .............................................. 302,467 (302,467) — —
Goldman Sachs & Co. LLC ......................................... 11,176,070 (11,176,070) — —
HSBC Bank PLC ................................................ 674 (674) — —
J.P. Morgan Securities LLC ......................................... 2,180,972 (2,180,972) — —
Macquarie Bank Ltd. .............................................. 188,654 (188,654) — —
Morgan Stanley ................................................. 4,023,639 (4,023,639) — —
SG Americas Securities LLC ........................................ 529,016 (529,016) — —
UBS AG ...................................................... 185,824 (185,824) — —
$ 18,587,316 $ (18,587,316)
$ —
$ —
a
International Developed Real Estate
BofA Securities, Inc. .............................................. 6,085 (6,085) — —
Goldman Sachs & Co. LLC ......................................... 457,237 (457,237) — —
HSBC Bank PLC ................................................ 588,953 (588,953) — —
Morgan Stanley ................................................. 780,158 (780,158) — —
$ 1,832,433 $ (1,832,433)
$ —
$ —
a
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds’ Statements of Assets and Liabilities.

Notes to Financial Statements
( continued)
29
Notes to Financial Statements
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Derivative Financial Instruments
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
Distributor:  BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Prior to November 10, 2025, ETF Services were performed by State Street Bank and Trust Company.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A.
(“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash
Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock
Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
iShares ETF Investment Advisory Fees
Environmentally Aware Real Estate . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.30%
Global REIT . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.14
International Developed Real Estate . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.48

Notes to Financial Statements
(continued)
30
2026
iShares Annual Financial Statements And Additional Information
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the iShares Global REIT ETF (the “Group 1 Fund”), retains 81% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Pursuant to the current securities lending agreement, each of iShares Environmentally Aware Real Estate ETF and iShares International Developed Real Estate ETF (the
“Group 2 Funds”), retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares
ETF Complex in a given calendar year exceeds a specific threshold: (1) the Group 1 Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 84% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees, and (2) each Group 2 Fund will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended  April 30, 2026 , the Funds paid BTC the following amounts for securities lending agent services:
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
For the year ended April 30, 2026 , transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. Purchases and Sales
For the year ended April 30, 2026 , purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the year ended April 30, 2026 , in-kind transactions were as follows:
8. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
iShares ETF Amounts
Environmentally Aware Real Estate .............................................................................................. $ 206
Global REIT ............................................................................................................... 36,297
International Developed Real Estate ............................................................................................. 3,337
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
Global REIT .........................................................................
$ 14,738,329  $ 36,112,849  $ (7,245,372)
International Developed Real Estate .......................................................
118,947  160,059  (63,866)
iShares ETF Purchases Sales
Environmentally Aware Real Estate ........................................................................... $ 1,133,216 $ 1,082,640
Global REIT ............................................................................................ 327,710,867 221,721,636
International Developed Real Estate .......................................................................... 7,782,005 8,807,198
iShares ETF In-kind Purchases In-kind Sales
Environmentally Aware Real Estate ........................................................................... $ 3,363,598  $ —
Global REIT ............................................................................................ 935,329,081  591,285,395
International Developed Real Estate .......................................................................... 4,154,242  21,333,031

Notes to Financial Statements
( continued)
31
Notes to Financial Statements
Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of April 30, 2026 , permanent differences attributable to realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
The tax character of distributions paid was as follows:
As of April 30, 2026, the tax components of accumulated earnings (loss) were as follows:
As of April 30, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. Line of Credit
The iShares Environmentally Aware Real Estate ETF and iShares Global REIT ETF, along with certain other iShares funds (“Participating Funds”), are parties to a $900 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on October 14, 2026. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight
Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.
During the year ended April 30, 2026, the iShares Environmentally Aware Real Estate ETF and iShares Global REIT ETF did not borrow under the Syndicated Credit
Agreement.
iShares ETF Paid-in Capital
Accumulated
Earnings (Loss)
Global REIT ........................................................................................... $ 135,879,627  $ (135,879,627)
International Developed Real Estate ......................................................................... (3,107,709) 3,107,709
iShares ETF
Year Ended
04/30/26
Year Ended
04/30/25
Environmentally Aware Real Estate
Ordinary income ......................................................................................... $ 364,793  $ 374,312
Long-Term Capital Gains .................................................................................. —  11,807
$ 364,793  $ 386,119
Global REIT
Ordinary income ......................................................................................... $ 150,470,941  $ 132,153,302
International Developed Real Estate
Ordinary income ......................................................................................... $ 3,436,769  $ 4,412,822
iShares ETF
Undistributed
Ordinary Income
Non-Expiring Capital
Loss Carryforwards
(a)
Net Unrealized Gains
(Losses)
(b)
Total
Environmentally Aware Real Estate ....................................
$ 79,280  $ (74,761) $ 1,541,305  $ 1,545,824
Global REIT .....................................................
33,595,124  (275,441,332) 289,736,591  47,890,383
International Developed Real Estate ...................................
747,713  (107,717,026) (20,101,843) (127,071,156)
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains(losses) on certain futures contracts, the timing and recognition of partnership income, the characterization of corporate actions, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies and undistributed capital gains from underlying REIT investments.
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Environmentally Aware Real Estate .................................... $ 12,504,778  $ 1,973,303  $ (422,940) $ 1,550,363
Global REIT ..................................................... 4,500,323,290  704,968,091  (416,808,599) 288,159,492
International Developed Real Estate ................................... 109,044,947  5,777,311  (25,887,403) (20,110,092)

Notes to Financial Statements
(continued)
32
2026
iShares Annual Financial Statements And Additional Information
10. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/
or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of Investments.
Certain Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which certain Funds invest.
Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several
European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’
investments.

Notes to Financial Statements
( continued)
33
Notes to Financial Statements
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching. In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be, significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. Certain Asian countries have developed increasingly strained relationships with the U.S. or China; if these relations were to worsen, they could adversely affect Asian issuers that rely on the U.S. or China for trade and the region as a whole. The Asian financial markets have experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in
Asia and may affect the value and liquidity of certain of the Funds' investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or
Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized
Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund
Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or
Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
Year Ended
04/30/26
Year Ended
04/30/25
iShares ETF Shares Amount Shares Amount
Environmentally Aware Real Estate
Shares sold ......................................................... 120,000  $ 3,426,038  —  $ —
Shares redeemed ..................................................... —  —  —  —
120,000  $ 3,426,038  —  $ —
Global REIT
Shares sold ......................................................... 41,950,000  $ 1,056,593,708  11,850,000  $ 290,547,071
Shares redeemed ..................................................... (24,900,000) (621,952,015) (6,350,000) (160,917,257)
17,050,000  $ 434,641,693  5,500,000  $ 129,629,814
International Developed Real Estate
Shares sold ......................................................... 200,000  $ 4,611,771  100,000  $ 2,274,914
Shares redeemed ..................................................... (1,000,000) (22,323,140) (900,000) (18,733,205)
(800,000) $ (17,711,369) (800,000) $ (16,458,291)

Notes to Financial Statements
(continued)
34
2026
iShares Annual Financial Statements And Additional Information
12. Foreign Withholding Tax Claims
The iShares Environmentally Aware Real Estate ETF and iShares International Developed Real Estate ETF have filed European Union Discrimination Claims (“ECJ Claims”)
to recover taxes withheld by either Finland or Poland (the “ECJ Paying Countries”) on dividend income based upon certain provisions in the Treaty on the Functioning of the European Union. The Funds have recorded receivables for all recoverable taxes withheld by the ECJ Paying Countries based upon previous determinations made by the local tax authorities. Professional and other fees associated with the filing of these claims for foreign withholding taxes have been approved by the Board as appropriate expenses of the Funds. Based upon the Fund’s evaluation of the facts and circumstances related to the outstanding ECJ Claims, ECJ Paying Countries’ tax claim receivables and related liabilities are disclosed in the Statements of Assets and Liabilities. The collection of these receivables, and any payment of associated liabilities, depends upon future determinations made by the local tax authorities, the outcome of which is uncertain. If such future determinations are unfavorable, the potential negative impact to the
Funds, as of April 30, 2026, are $19 or $0.00 per share and $1,159 or $0.00 per share, respectively.
Certain of the outstanding foreign tax reclaims are not deemed by the Funds to meet the recognition criteria under U.S. GAAP as of April 30, 2026 and have not been recorded in the applicable Fund’s net asset value. The recognition by the Funds of these amounts would have a positive impact on the applicable Fund's performance. If a Fund receives a tax refund that has not been previously recorded, investors in the Fund at the time the claim is successful will benefit from any resulting increase in the Fund’s
NAV. Investors who sold their shares prior to such time will not benefit from such NAV increase.
The Internal Revenue Service (“IRS”) has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld.
Assuming there are sufficient foreign taxes paid which the iShares International Developed Real Estate ETF is able to pass through to shareholders as a foreign tax credit in the current year, the Fund will be able to offset the prior years’ withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Fund.
During the year, the iShares International Developed Real Estate ETF filed a closing agreement with the IRS related to the recovery of foreign taxes received in fiscal year
2024, and the related tax compliance fee, including interest, was paid to the IRS.
13. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm
35
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of iShares Trust and Shareholders of each of the three funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (three of the funds constituting iShares Trust, hereafter collectively referred to as the "Funds") as of April 30, 2026, the related statements of operations for the year ended April 30, 2026, the statements of changes in net assets for each of the two years in the period ended April 30, 2026, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of April 30, 2026, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended April 30, 2026 and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the
PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of April 30, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
June 22, 2026
We have served as the auditor of one or more BlackRock investment companies since 2000.
  iShares Environmentally Aware Real Estate ETF
  iShares Global REIT ETF
  iShares International Developed Real Estate ETF

Important Tax Information
(unaudited)
36
2026
iShares Annual Financial Statements And Additional Information
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended April 30, 2026 :
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified business income for individuals for the fiscal year ended April 30, 2026
The Funds intend to pass through to their shareholders the following amounts, or maximum amounts allowable by law, of foreign source income earned and foreign taxes paid for the fiscal year ended April 30, 2026:
iShares ETF
Qualified Dividend
Income
Environmentally Aware Real Estate ............................................................................................... $ 87,717
Global REIT ................................................................................................................ 31,374,040
International Developed Real Estate .............................................................................................. 1,923,981
iShares ETF
Qualified Business
Income
Environmentally Aware Real Estate ............................................................................................... $ 169,915
Global REIT ................................................................................................................ 86,798,944
iShares ETF
Foreign Source
Income Earned Foreign Taxes Paid
International Developed Real Estate ............................................................................
$ 3,686,645 $ 189,547

Additional Information
37
Additional Information
Premium/Discount Information
Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com .
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
Go to icsdelivery.com .
If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA’s investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com .

Glossary of Terms Used in these Financial Statements
38
2026
iShares Annual Financial Statements And Additional Information
Portfolio Abbreviation
NVS Non-Voting Shares
REIT Real Estate Investment Trust

Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by FTSE International Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7
Item 9 – Proxy Disclosures for Open-End Management Investment Companies – See Item 7
Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7
Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7
Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 13 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 15 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 16 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies –Not Applicable
Item 18 – Recovery of Erroneously Awarded Compensation – Not Applicable
Item 19 – Exhibits attached hereto
              (a)(1) Code of Ethics – See Item 2
              (a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable
              (a)(3) Section 302 Certifications are attached
(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(5) Change in registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:     /s/ Jessica Tan____________________
Jessica Tan
President (principal executive officer) of
          iShares Trust

Date: June 22, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ Jessica Tan____________________
Jessica Tan
President (principal executive officer) of
          iShares Trust

Date: June 22, 2026

By:     /s/ Trent Walker___________________
          Trent Walker
Treasurer and Chief Financial Officer (principal financial officer) of
iShares Trust

Date: June 22, 2026